UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-04041

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

(formerly known as GE Investments Funds, Inc.)

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

SSGA FUNDS MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

State Street U.S. Equity V.I.S. Fund

Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 96.3% †
Aerospace & Defense – 1.9%
General Dynamics Corp.	733	$161,920
Hexcel Corp.	1,120	72,341
Raytheon Co.	835	180,209
The Boeing Co.	323	105,905
		520,375
Air Freight & Logistics – 0.5%
FedEx Corp.	247	59,307
United Parcel Service Inc., Class B	788	82,472
		141,779
Airlines – 0.3%
Alaska Air Group Inc.	550	34,078
Southwest Airlines Co.	1,030	58,998
		93,076
Aluminum – 0.1%
Alcoa Corp.	442	19,872	(a)
Apparel, Accessories & Luxury Goods – 0.1%
PVH Corp.	205	31,043
Application Software – 1.9%
Adobe Systems Inc.	413	89,241	(a)
Intuit Inc.	608	105,397
salesforce.com Inc.	2,831	329,245	(a)
		523,883
Asset Management & Custody Banks – 0.6%
Ameriprise Financial Inc.	404	59,768
BlackRock Inc.	208	112,678
		172,446
Automobile Manufacturers – 0.3%
General Motors Co.	2,580	93,757
Automotive Retail – 0.4%
AutoZone Inc.	186	120,656	(a)
Biotechnology – 3.3%
Alexion Pharmaceuticals Inc.	959	106,890	(a)
Biogen Inc.	1,369	374,859	(a)
Gilead Sciences Inc.	3,217	242,530
Vertex Pharmaceuticals Inc.	1,058	172,433	(a)
		896,712
Building Products – 0.4%
Allegion PLC	1,314	112,071
Cable & Satellite – 2.5%
Charter Communications Inc., Class A	927	288,501	(a)
Comcast Corp., Class A	11,688	399,379
		687,880
Communications Equipment – 0.6%
Cisco Systems Inc.	3,680	157,835
Consumer Finance – 0.5%
American Express Co.	1,012	94,399
Discover Financial Services	736	52,941
		147,340
Data Processing & Outsourced Services – 3.6%
Mastercard Inc., Class A	398	69,714
Visa Inc., Class A	7,624	911,983
		981,697
Diversified Banks – 4.7%
Bank of America Corp.	11,113	333,279
JPMorgan Chase & Co.	8,056	885,918
U.S. Bancorp	1,617	81,659
		1,300,856
Diversified Chemicals – 0.5%
DowDuPont Inc.	2,056	130,988
Electric Utilities – 1.4%
American Electric Power Company Inc.	913	62,623
Duke Energy Corp.	369	28,586
Edison International	513	32,657
Exelon Corp.	2,274	88,709
NextEra Energy Inc.	896	146,344
PG&E Corp.	760	33,387
		392,306

	Number of Shares	Fair Value
Electrical Components & Equipment – 0.3%
Rockwell Automation Inc.	476	$82,919
Environmental & Facilities Services – 0.3%
Republic Services Inc.	1,253	82,986
Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Co.	294	34,307
Financial Exchanges & Data – 1.9%
CME Group Inc.	2,138	345,800
S&P Global Inc.	915	174,820
		520,620
Footwear – 0.6%
NIKE Inc., Class B	2,458	163,310
Gold – 0.1%
B2Gold Corp.	9,892	27,005	(a)
Healthcare Distributors – 0.4%
Henry Schein Inc.	1,511	101,554	(a)
Healthcare Equipment – 2.2%
Boston Scientific Corp.	15,037	410,811	(a)
Hologic Inc.	1,392	52,005	(a)
Medtronic PLC	1,702	136,534
		599,350
Healthcare Supplies – 0.6%
The Cooper Companies Inc.	666	152,387
Home Entertainment Software – 0.4%
Activision Blizzard Inc.	917	61,861
Electronic Arts Inc.	434	52,618	(a)
		114,479
Home Improvement Retail – 0.9%
The Home Depot Inc.	1,463	260,765
Hotels, Resorts & Cruise Lines – 0.3%
Marriott International Inc., Class A	654	88,931
Hypermarkets & Super Centers – 0.3%
Walmart Inc.	864	76,870
Independent Power Producers & Energy Traders – 0.1%
NRG Energy Inc.	542	16,547
Industrial Conglomerates – 1.1%
Honeywell International Inc.	1,153	166,620
Roper Technologies Inc.	495	138,942
		305,562
Industrial Machinery – 2.3%
Ingersoll-Rand PLC	3,629	310,316
Xylem Inc.	4,359	335,294
		645,610
Insurance Brokers – 0.3%
Marsh & McLennan Companies Inc.	1,006	83,086
Integrated Oil & Gas – 2.6%
Chevron Corp.	3,975	453,309
Exxon Mobil Corp.	3,493	260,613
		713,922
Integrated Telecommunication Services – 0.4%
Verizon Communications Inc.	2,460	117,637
Internet & Direct Marketing Retail – 3.9%
Amazon.com Inc.	490	709,197	(a)
Booking Holdings Inc.	104	216,360	(a)
Netflix Inc.	523	154,468	(a)
		1,080,025
Internet Software & Services – 5.4%
Alphabet Inc., Class A	588	609,838	(a)
Alphabet Inc., Class C	346	357,000	(a,b)
Facebook Inc., Class A	3,266	521,874	(a)
		1,488,712
Investment Banking & Brokerage – 2.9%
The Charles Schwab Corp.	7,177	374,783
The Goldman Sachs Group Inc.	1,703	428,918
		803,701
IT Consulting & Other Services – 0.7%
Accenture PLC, Class A	520	79,820
International Business Machines Corp.	713	109,396
		189,216

State Street U.S. Equity V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Life & Health Insurance – 0.5%
Lincoln National Corp.	568	$41,498
Prudential Financial Inc.	836	86,568
		128,066
Life Sciences Tools & Services – 0.9%
Illumina Inc.	214	50,594	(a)
IQVIA Holdings Inc.	1,247	122,343	(a)
Thermo Fisher Scientific Inc.	312	64,416
		237,353
Managed Healthcare – 1.5%
Humana Inc.	500	134,415
UnitedHealth Group Inc.	1,318	282,052
		416,467
Metal & Glass Containers – 0.2%
Ball Corp.	1,372	54,482
Movies & Entertainment – 2.0%
The Walt Disney Co.	4,227	424,560
Time Warner Inc.	1,332	125,980
		550,540
Multi-Line Insurance – 0.2%
American International Group Inc.	828	45,060
Multi-Sector Holdings – 1.2%
Berkshire Hathaway Inc., Class B	1,633	325,751	(a)
Multi-Utilities – 1.0%
Dominion Energy Inc.	631	42,548
Sempra Energy	2,202	244,907
		287,455
Oil & Gas Equipment & Services – 1.1%
Schlumberger Ltd.	4,837	313,341
Oil & Gas Exploration & Production – 1.5%
Concho Resources Inc.	369	55,472	(a)
ConocoPhillips	1,456	86,326
Diamondback Energy Inc.	1,225	154,987	(a)
EOG Resources Inc.	739	77,795
Pioneer Natural Resources Co.	244	41,914
		416,494
Oil & Gas Refining & Marketing – 0.3%
Valero Energy Corp.	865	80,246
Packaged Foods & Meats – 1.5%
Mondelez International Inc., Class A	6,414	267,656
The Kraft Heinz Co.	2,359	146,942
		414,598
Paper Packaging – 0.2%
Packaging Corporation of America	581	65,479
Pharmaceuticals – 4.9%
Allergan PLC	2,439	410,459
Johnson & Johnson	3,406	436,479
Mylan N.V.	4,042	166,409	(a)
Pfizer Inc.	9,473	336,197
		1,349,544
Property & Casualty Insurance – 1.2%
Chubb Ltd.	2,268	310,194
The Allstate Corp.	182	17,254
		327,448
Railroads – 0.5%
Union Pacific Corp.	993	133,489
Regional Banks – 1.5%
First Republic Bank	4,526	419,153
Research & Consulting Services – 0.1%
Verisk Analytics Inc.	243	25,272	(a)
Restaurants – 1.5%
McDonald’s Corp.	815	127,450
Starbucks Corp.	4,882	282,619
		410,069

	Number of Shares	Fair Value
Semiconductor Equipment – 2.2%
Applied Materials Inc.	9,767	$543,143
Lam Research Corp.	337	68,465
		611,608
Semiconductors – 3.0%
Broadcom Ltd.	2,231	525,735
Intel Corp.	2,390	124,471
NVIDIA Corp.	521	120,658
QUALCOMM Inc.	1,109	61,450
		832,314
Soft Drinks – 2.4%
PepsiCo Inc.	5,962	650,752
Specialized REITs – 2.9%
American Tower Corp.	3,034	440,961	(b)
Equinix Inc.	655	273,882
Extra Space Storage Inc.	795	69,451
		784,294
Specialty Chemicals – 1.2%
Albemarle Corp.	2,438	226,100
GCP Applied Technologies Inc.	1,132	32,885	(a)
The Sherwin-Williams Co.	198	77,640
		336,625
Specialty Stores – 0.2%
Signet Jewelers Ltd.	452	17,411
Ulta Salon Cosmetics & Fragrance Inc.	179	36,564	(a)
		53,975
Steel – 0.1%
Steel Dynamics Inc.	368	16,273
Systems Software – 4.9%
Microsoft Corp.	11,177	1,020,125
Oracle Corp.	3,422	156,556
Proofpoint Inc.	1,406	159,792	(a)
		1,336,473
Technology Hardware, Storage & Peripherals – 3.6%
Apple Inc.	5,709	957,856
Hewlett Packard Enterprise Co.	1,350	23,679
		981,535
Tobacco – 1.0%
Philip Morris International Inc.	2,814	279,712
Trading Companies & Distributors – 1.1%
United Rentals Inc.	1,811	312,814	(a)
Wireless Telecommunication Services – 0.2%
T-Mobile US Inc.	838	51,152	(a)
Total Common Stock (Cost $21,398,922)		26,521,907
Short-Term Investments – 3.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.62% (Cost $1,053,434)	1,053,434	1,053,434	(c,d)
Total Investments (Cost $22,452,356)		27,575,341
Liabilities in Excess of Other Assets, net – (0.1)%		(40,101)

NET ASSETS – 100.0%		$27,535,240

Other Information:

The Fund had the following long futures contracts open at March 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
S&P 500 Emini Index Futures	June 2018	5	680,010	$660,750	$(19,260)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At March 31, 2018, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2018.

Abbreviations:

REIT             Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2018:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$26,521,907	$—	$—	$26,521,907
Short-Term Investments	1,053,434	—	—	1,053,434

Total Investments in Securities	$27,575,341	$—	$—	$27,575,341

Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(19,260)	$—	$—	$(19,260)

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,034,501	$1,034,501	$1,233,371	$1,214,438	$—	$—	1,053,434	$1,053,434	$2,450

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 98.9% †
Advertising – 0.1%
Omnicom Group Inc.	1,743	$126,664
The Interpublic Group of Companies Inc.	2,720	62,641
		189,305
Aerospace & Defense – 2.8%
Arconic Inc.	3,788	87,275
General Dynamics Corp.	2,212	488,631
Harris Corp.	900	145,152
Huntington Ingalls Industries Inc.	400	103,104
L3 Technologies Inc.	589	122,512
Lockheed Martin Corp.	1,968	665,046
Northrop Grumman Corp.	1,397	487,721
Raytheon Co.	2,361	509,551
Rockwell Collins Inc.	1,236	166,675
Textron Inc.	1,925	113,517
The Boeing Co.	4,484	1,470,214
TransDigm Group Inc.	333	102,211
United Technologies Corp.	5,989	753,536
		5,215,145
Agricultural & Farm Machinery – 0.2%
Deere & Co.	2,606	404,764
Agricultural Products – 0.1%
Archer-Daniels-Midland Co.	4,324	187,532
Air Freight & Logistics – 0.7%
CH Robinson Worldwide Inc.	1,229	115,169
Expeditors International of Washington Inc.	1,399	88,557
FedEx Corp.	1,988	477,339
United Parcel Service Inc., Class B	5,540	579,816
		1,260,881
Airlines – 0.5%
Alaska Air Group Inc.	1,000	61,960
American Airlines Group Inc.	3,598	186,952
Delta Air Lines Inc.	5,143	281,888
Southwest Airlines Co.	4,249	243,383
United Continental Holdings Inc.	1,850	128,519	(a)
		902,702
Alternative Carriers – 0.1%
CenturyLink Inc.	8,533	140,197
Aluminum – 0.0%*
Alcoa Corp.	1	45	(a)
Apparel Retail – 0.5%
Foot Locker Inc.	800	36,432
L Brands Inc.	2,188	83,603
Ross Stores Inc.	3,196	249,224
The Gap Inc.	1,676	52,291
The TJX Companies Inc.	5,269	429,740
		851,290
Apparel, Accessories & Luxury Goods – 0.4%
Hanesbrands Inc.	3,400	62,628
Michael Kors Holdings Ltd.	1,222	75,862	(a)
PVH Corp.	669	101,307
Ralph Lauren Corp.	400	44,720
Tapestry Inc.	2,289	120,424
Under Armour Inc., Class A	1,700	27,795	(a)
Under Armour Inc., Class C	1,712	24,567	(a)
VF Corp.	2,702	200,272
		657,575
Application Software – 1.3%
Adobe Systems Inc.	4,009	866,265	(a)
ANSYS Inc.	700	109,683	(a)
Autodesk Inc.	1,648	206,956	(a)
Cadence Design Systems Inc.	2,200	80,894	(a)
Citrix Systems Inc.	1,107	102,729	(a)
Intuit Inc.	2,000	346,700
salesforce.com Inc.	5,509	640,697	(a)
Synopsys Inc.	1,199	99,805	(a)
Verint Systems Inc.	1	42	(a)
		2,453,771

	Number of Shares	Fair Value
Asset Management & Custody Banks – 1.1%
Affiliated Managers Group Inc.	500	$94,790
Ameriprise Financial Inc.	1,205	178,268
BlackRock Inc.	1,026	555,805
Franklin Resources Inc.	2,600	90,168
Invesco Ltd.	3,250	104,033
Northern Trust Corp.	1,696	174,908
State Street Corp.	2,911	290,314	(b)
T Rowe Price Group Inc.	1,940	209,462
The Bank of New York Mellon Corp.	8,176	421,309
		2,119,057
Auto Parts & Equipment – 0.2%
Aptiv PLC	2,256	191,692
BorgWarner Inc.	1,747	87,752
		279,444
Automobile Manufacturers – 0.4%
Ford Motor Co.	31,182	345,497
General Motors Co.	10,486	381,061
		726,558
Automotive Retail – 0.2%
Advance Auto Parts Inc.	622	73,738
AutoZone Inc.	198	128,441	(a)
CarMax Inc.	1,390	86,097	(a)
O’Reilly Automotive Inc.	638	157,828	(a)
		446,104
Biotechnology – 2.6%
AbbVie Inc.	13,034	1,233,668
Alexion Pharmaceuticals Inc.	1,701	189,593	(a)
Amgen Inc.	5,380	917,182
Biogen Inc.	1,758	481,376	(a)
Celgene Corp.	6,057	540,345	(a)
Gilead Sciences Inc.	10,605	799,511
Incyte Corp.	1,400	116,662	(a)
Regeneron Pharmaceuticals Inc.	650	223,834	(a)
Vertex Pharmaceuticals Inc.	2,100	342,258	(a)
		4,844,429
Brewers – 0.1%
Molson Coors Brewing Co., Class B	1,598	120,377
Broadcasting – 0.1%
CBS Corp., Class B	2,996	153,964
Discovery Communications Inc., Class A	1,497	32,081	(a)
Discovery Communications Inc., Class C	2,636	51,455	(a)
		237,500
Building Products – 0.3%
Allegion PLC	733	62,518
AO Smith Corp.	1,300	82,667
Fortune Brands Home & Security Inc.	1,400	82,446
Johnson Controls International PLC	7,742	272,828
Masco Corp.	2,542	102,798
		603,257
Cable & Satellite – 1.0%
Charter Communications Inc., Class A	1,500	466,830	(a)
Comcast Corp., Class A	37,753	1,290,020
DISH Network Corp., Class A	2,100	79,569	(a)
		1,836,419
Casinos & Gaming – 0.1%
MGM Resorts International	4,200	147,084
Wynn Resorts Ltd.	591	107,775
		254,859
Commodity Chemicals – 0.2%
LyondellBasell Industries N.V., Class A	2,610	275,825
Communications Equipment – 1.1%
Cisco Systems Inc.	39,261	1,683,904
F5 Networks Inc.	400	57,844	(a)
Juniper Networks Inc.	2,800	68,124
Motorola Solutions Inc.	1,244	130,993
		1,940,865
Computer & Electronics Retail – 0.1%
Best Buy Company Inc.	2,195	153,628
Construction & Engineering – 0.1%
Fluor Corp.	1,178	67,405

State Street S&P 500 Index V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Jacobs Engineering Group Inc.	850	$50,278
Quanta Services Inc.	1,200	41,220	(a)
		158,903
Construction Machinery & Heavy Trucks – 0.6%
Caterpillar Inc.	4,808	708,603
Cummins Inc.	1,256	203,585
PACCAR Inc.	3,003	198,709
		1,110,897
Construction Materials – 0.1%
Martin Marietta Materials Inc.	500	103,650
Vulcan Materials Co.	973	111,087
		214,737
Consumer Electronics – 0.0%*
Garmin Ltd.	1,000	58,930
Consumer Finance – 0.8%
American Express Co.	5,958	555,762
Capital One Financial Corp.	3,973	380,693
Discover Financial Services	2,977	214,136
Navient Corp.	2,743	35,988
Synchrony Financial	5,958	199,772
		1,386,351
Copper – 0.1%
Freeport-McMoRan Inc.	10,498	184,450	(a)
Data Processing & Outsourced Services – 2.9%
Alliance Data Systems Corp.	425	90,465
Automatic Data Processing Inc.	3,685	418,174
Fidelity National Information Services Inc.	2,800	269,640
Fiserv Inc.	3,358	239,459	(a)
Global Payments Inc.	1,263	140,850
Mastercard Inc., Class A	7,412	1,298,286
Paychex Inc.	2,534	156,069
PayPal Holdings Inc.	9,260	702,556	(a)
The Western Union Co.	4,224	81,228
Total System Services Inc.	1,302	112,311
Visa Inc., Class A	14,720	1,760,806
		5,269,844
Department Stores – 0.1%
Kohl’s Corp.	1,273	83,394
Macy’s Inc.	2,334	69,413
Nordstrom Inc.	992	48,023
		200,830
Distillers & Vintners – 0.2%
Brown-Forman Corp., Class B	1,925	104,720
Constellation Brands Inc., Class A	1,379	314,302
		419,022
Distributors – 0.1%
Genuine Parts Co.	1,145	102,867
LKQ Corp.	2,452	93,053	(a)
		195,920
Diversified Banks – 5.1%
Bank of America Corp.	77,991	2,338,950
Citigroup Inc.	20,917	1,411,897
JPMorgan Chase & Co.	27,814	3,058,706
U.S. Bancorp	12,849	648,874
Wells Fargo & Co.	35,743	1,873,291
		9,331,718
Diversified Chemicals – 0.7%
DowDuPont Inc.	18,825	1,199,341
Eastman Chemical Co.	1,118	118,038
		1,317,379
Diversified Support Services – 0.1%
Cintas Corp.	764	130,323
Drug Retail – 0.5%
CVS Health Corp.	8,189	509,438
Walgreens Boots Alliance Inc.	6,913	452,594
		962,032
Electric Utilities – 1.8%
Alliant Energy Corp.	2,100	85,806
American Electric Power Company Inc.	3,883	266,335
Duke Energy Corp.	5,704	441,889
Edison International	2,742	174,556
Entergy Corp.	1,553	122,345

	Number of Shares	Fair Value
Eversource Energy	2,630	$154,960
Exelon Corp.	7,834	305,604
FirstEnergy Corp.	3,754	127,674
NextEra Energy Inc.	3,802	620,981
PG&E Corp.	4,254	186,878
Pinnacle West Capital Corp.	900	71,820
PPL Corp.	5,737	162,300
The Southern Co.	8,058	359,870
Xcel Energy Inc.	4,280	194,654
		3,275,672
Electrical Components & Equipment – 0.5%
Acuity Brands Inc.	400	55,676
AMETEK Inc.	1,800	136,746
Eaton Corporation PLC	3,645	291,272
Emerson Electric Co.	5,126	350,106
Rockwell Automation Inc.	1,019	177,510
		1,011,310
Electronic Components – 0.2%
Amphenol Corp., Class A	2,600	223,938
Corning Inc.	7,334	204,472
		428,410
Electronic Equipment & Instruments – 0.0%*
FLIR Systems Inc.	1,100	55,011
Electronic Manufacturing Services – 0.2%
IPG Photonics Corp.	300	70,014	(a)
TE Connectivity Ltd.	2,854	285,115
		355,129
Environmental & Facilities Services – 0.2%
Republic Services Inc.	1,915	126,831
Stericycle Inc.	800	46,824	(a)
Waste Management Inc.	3,103	261,024
		434,679
Fertilizers & Agricultural Chemicals – 0.3%
CF Industries Holdings Inc.	1,685	63,575
FMC Corp.	1,122	85,912
Monsanto Co.	3,628	423,351
The Mosaic Co.	2,500	60,700
		633,538
Financial Exchanges & Data – 0.8%
Cboe Global Markets Inc.	800	91,280
CME Group Inc.	2,774	448,667
Intercontinental Exchange Inc.	4,655	337,581
Moody’s Corp.	1,329	214,368
Nasdaq Inc.	968	83,461
S&P Global Inc.	2,026	387,087
		1,562,444
Food Distributors – 0.1%
Sysco Corp.	4,049	242,778
Food Retail – 0.1%
The Kroger Co.	7,090	169,735
Footwear – 0.4%
NIKE Inc., Class B	10,542	700,410
General Merchandise Stores – 0.4%
Dollar General Corp.	2,100	196,455
Dollar Tree Inc.	1,948	184,865	(a)
Target Corp.	4,295	298,202
		679,522
Gold – 0.1%
Newmont Mining Corp.	4,419	172,650
Health Care REITs – 0.2%
HCP Inc.	4,074	94,639
Ventas Inc.	3,029	150,026
Welltower Inc.	3,100	168,733
		413,398
Healthcare Distributors – 0.3%
AmerisourceBergen Corp.	1,261	108,711
Cardinal Health Inc.	2,668	167,230
Henry Schein Inc.	1,398	93,960	(a)
McKesson Corp.	1,689	237,929
		607,830
Healthcare Equipment – 2.6%
Abbott Laboratories	14,114	845,711
Baxter International Inc.	4,077	265,168

State Street S&P 500 Index V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Becton Dickinson and Co.	2,183	$473,056
Boston Scientific Corp.	10,899	297,761	(a)
Danaher Corp.	4,900	479,759
Edwards Lifesciences Corp.	1,600	223,232	(a)
Hologic Inc.	2,400	89,664	(a)
IDEXX Laboratories Inc.	700	133,973	(a)
Intuitive Surgical Inc.	869	358,749	(a)
Medtronic PLC	10,906	874,879
ResMed Inc.	1,200	118,164
Stryker Corp.	2,681	431,427
Varian Medical Systems Inc.	634	77,760	(a)
Zimmer Biomet Holdings Inc.	1,640	178,826
		4,848,129
Healthcare Facilities – 0.2%
HCA Healthcare Inc.	2,191	212,527
Universal Health Services Inc., Class B	758	89,755
		302,282
Healthcare Services – 0.4%
DaVita Inc.	1,158	76,358	(a)
Envision Healthcare Corp.	1,085	41,697	(a)
Express Scripts Holding Co.	4,488	310,031	(a)
Laboratory Corporation of America Holdings	800	129,400	(a)
Quest Diagnostics Inc.	1,200	120,360
		677,846
Healthcare Supplies – 0.2%
Align Technology Inc.	600	150,678	(a)
DENTSPLY SIRONA Inc.	2,032	102,230
The Cooper Companies Inc.	415	94,956
		347,864
Healthcare Technology – 0.1%
Cerner Corp.	2,400	139,200	(a)
Home Building – 0.2%
DR Horton Inc.	2,900	127,136
Lennar Corp., Class A	2,100	123,774
PulteGroup Inc.	2,235	65,910
		316,820
Home Entertainment Software – 0.4%
Activision Blizzard Inc.	6,100	411,506
Electronic Arts Inc.	2,438	295,583	(a)
Take-Two Interactive Software Inc.	900	88,002	(a)
		795,091
Home Furnishings – 0.1%
Leggett & Platt Inc.	1,000	44,360
Mohawk Industries Inc.	500	116,110	(a)
		160,470
Home Improvement Retail – 1.2%
Lowe’s Companies Inc.	6,831	599,420
The Home Depot Inc.	9,474	1,688,646
		2,288,066
Hotel & Resort REITs – 0.1%
Host Hotels & Resorts Inc.	5,617	104,701
Hotels, Resorts & Cruise Lines – 0.5%
Carnival Corp.	3,300	216,414
Hilton Worldwide Holdings Inc.	1,600	126,016
Marriott International Inc., Class A	2,382	323,904
Norwegian Cruise Line Holdings Ltd.	1,500	79,455	(a)
Royal Caribbean Cruises Ltd.	1,463	172,254
Wyndham Worldwide Corp.	775	88,683
		1,006,726
Household Appliances – 0.0%*
Whirlpool Corp.	551	84,364
Household Products – 1.4%
Church & Dwight Company Inc.	1,838	92,562
Colgate-Palmolive Co.	7,053	505,559
Kimberly-Clark Corp.	2,812	309,685
The Clorox Co.	1,045	139,100
The Procter & Gamble Co.	20,496	1,624,923
		2,671,829
Housewares & Specialties – 0.1%
Newell Brands Inc.	4,334	110,430
Human Resource & Employment Services – 0.0%*
Robert Half International Inc.	875	50,654

	Number of Shares	Fair Value
Hypermarkets & Super Centers – 0.9%
Costco Wholesale Corp.	3,609	$680,044
Walmart Inc.	11,801	1,049,935
		1,729,979
Independent Power Producers & Energy Traders – 0.1%
AES Corp.	5,500	62,535
NRG Energy Inc.	2,538	77,485
		140,020
Industrial Conglomerates – 1.7%
3M Co.	4,791	1,051,720
General Electric Co.	70,562	951,176
Honeywell International Inc.	6,091	880,211
Roper Technologies Inc.	803	225,394
		3,108,501
Industrial Gases – 0.3%
Air Products & Chemicals Inc.	1,841	292,774
Praxair Inc.	2,314	333,910
		626,684
Industrial Machinery – 0.9%
Dover Corp.	1,309	128,570
Flowserve Corp.	1,300	56,329
Fortive Corp.	2,500	193,800
Illinois Tool Works Inc.	2,560	401,050
Ingersoll-Rand PLC	2,000	171,020
Parker-Hannifin Corp.	1,134	193,948
Pentair PLC	1,407	95,859
Snap-on Inc.	509	75,098
Stanley Black & Decker Inc.	1,299	199,007
Xylem Inc.	1,581	121,610
		1,636,291
Industrial REITs – 0.2%
Duke Realty Corp.	3,100	82,088
Prologis Inc. REIT	4,429	278,983
		361,071
Insurance Brokers – 0.5%
Aon PLC	1,934	271,398
Arthur J Gallagher & Co.	1,427	98,078
Marsh & McLennan Companies Inc.	4,109	339,362
Willis Towers Watson PLC	1,058	161,017
		869,855
Integrated Oil & Gas – 2.6%
Chevron Corp.	15,549	1,773,208
Exxon Mobil Corp.	34,435	2,569,195
Occidental Petroleum Corp.	6,157	399,959
		4,742,362
Integrated Telecommunication Services – 1.8%
AT&T Inc.	49,818	1,776,012
Verizon Communications Inc.	33,292	1,592,023
		3,368,035
Internet & Direct Marketing Retail – 3.7%
Amazon.com Inc.	3,275	4,740,038	(a)
Booking Holdings Inc.	398	827,995	(a)
Expedia Group Inc.	1,050	115,931
Netflix Inc.	3,528	1,041,995	(a)
TripAdvisor Inc.	1,150	47,024	(a)
		6,772,983
Internet Software & Services – 4.7%
Akamai Technologies Inc.	1,333	94,616	(a)
Alphabet Inc., Class A	2,437	2,527,510	(a)
Alphabet Inc., Class C	2,481	2,559,871	(a,c)
eBay Inc.	7,560	304,215	(a)
Facebook Inc., Class A	19,485	3,113,508	(a)
VeriSign Inc.	662	78,487	(a)
		8,678,207
Investment Banking & Brokerage – 1.1%
E*TRADE Financial Corp.	2,340	129,659	(a)
Morgan Stanley	11,329	611,313
Raymond James Financial Inc.	1,100	98,351
The Charles Schwab Corp.	9,611	501,886
The Goldman Sachs Group Inc.	2,903	731,150
		2,072,359
IT Consulting & Other Services – 1.4%
Accenture PLC, Class A	5,045	774,407

State Street S&P 500 Index V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Cognizant Technology Solutions Corp., Class A	4,819	$387,930
CSRA Inc.	1,382	56,980
DXC Technology Co.	2,324	233,632
Gartner Inc.	800	94,096	(a)
International Business Machines Corp.	6,945	1,065,571
		2,612,616
Leisure Products – 0.1%
Hasbro Inc.	996	83,963
Mattel Inc.	3,296	43,342
		127,305
Life & Health Insurance – 0.8%
Aflac Inc.	6,348	277,789
Brighthouse Financial Inc.	841	43,227	(a)
Lincoln National Corp.	1,759	128,513
MetLife Inc.	8,460	388,229
Principal Financial Group Inc.	2,111	128,581
Prudential Financial Inc.	3,401	352,174
Torchmark Corp.	966	81,308
Unum Group	1,989	94,696
		1,494,517
Life Sciences Tools & Services – 0.9%
Agilent Technologies Inc.	2,538	169,792
Illumina Inc.	1,201	283,940	(a)
IQVIA Holdings Inc.	1,200	117,732	(a)
Mettler-Toledo International Inc.	207	119,031	(a)
PerkinElmer Inc.	1,011	76,553
Thermo Fisher Scientific Inc.	3,228	666,453
Waters Corp.	684	135,877	(a)
		1,569,378
Managed Healthcare – 1.8%
Aetna Inc.	2,627	443,963	(c)
Anthem Inc.	2,081	457,196
Centene Corp.	1,400	149,618	(a)
Cigna Corp.	2,009	336,990
Humana Inc.	1,127	302,971
UnitedHealth Group Inc.	7,898	1,690,172
		3,380,910
Metal & Glass Containers – 0.1%
Ball Corp.	2,682	106,502
Motorcycle Manufacturers – 0.0%*
Harley-Davidson Inc.	1,535	65,821
Movies & Entertainment – 1.3%
The Walt Disney Co.	12,315	1,236,919
Time Warner Inc.	6,297	595,570
Twenty-First Century Fox Inc., Class A	8,790	322,505
Twenty-First Century Fox Inc., Class B	3,392	123,367
Viacom Inc., Class B	2,846	88,397
		2,366,758
Multi-Line Insurance – 0.4%
American International Group Inc.	7,287	396,559
Assurant Inc.	500	45,705
Loews Corp.	2,362	117,462
The Hartford Financial Services Group Inc.	2,944	151,675
		711,401
Multi-Sector Holdings – 1.7%
Berkshire Hathaway Inc., Class B	15,622	3,116,277	(a)
Leucadia National Corp.	2,200	50,006
		3,166,283
Multi-Utilities – 0.9%
Ameren Corp.	1,942	109,976
CenterPoint Energy Inc.	3,718	101,873
CMS Energy Corp.	2,400	108,696
Consolidated Edison Inc.	2,555	199,137
Dominion Energy Inc.	5,382	362,908
DTE Energy Co.	1,366	142,610
NiSource Inc.	2,515	60,134
Public Service Enterprise Group Inc.	4,192	210,606
SCANA Corp.	1,100	41,305
Sempra Energy	2,132	237,121
WEC Energy Group Inc.	2,474	155,120
		1,729,486

	Number of Shares	Fair Value
Office REITs – 0.2%
Alexandria Real Estate Equities Inc.	800	$99,912
Boston Properties Inc.	1,298	159,940
SL Green Realty Corp.	800	77,464
Vornado Realty Trust	1,511	101,690
		439,006
Oil & Gas Drilling – 0.0%*
Helmerich & Payne Inc.	900	59,904
Oil & Gas Equipment & Services – 0.8%
Baker Hughes a GE Co.	3,681	102,221
Halliburton Co.	7,250	340,315
National Oilwell Varco Inc.	3,346	123,166
Schlumberger Ltd.	11,271	730,136
TechnipFMC PLC	3,386	99,718
		1,395,556
Oil & Gas Exploration & Production – 1.4%
Anadarko Petroleum Corp.	4,357	263,206
Apache Corp.	2,948	113,439
Cabot Oil & Gas Corp.	3,600	86,328
Cimarex Energy Co.	700	65,450
Concho Resources Inc.	1,200	180,396	(a)
ConocoPhillips	9,340	553,769
Devon Energy Corp.	4,192	133,264
EOG Resources Inc.	4,700	494,769
EQT Corp.	2,014	95,685
Hess Corp.	2,049	103,720
Marathon Oil Corp.	7,042	113,588
Newfield Exploration Co.	1,300	31,746	(a)
Noble Energy Inc.	3,700	112,110
Pioneer Natural Resources Co.	1,400	240,492
Range Resources Corp.	1,800	26,172
		2,614,134
Oil & Gas Refining & Marketing – 0.6%
Andeavor	1,114	112,024
Marathon Petroleum Corp.	3,690	269,776
Phillips 66	3,361	322,387
Valero Energy Corp.	3,628	336,569
		1,040,756
Oil & Gas Storage & Transportation – 0.3%
Kinder Morgan Inc.	15,804	238,008
ONEOK Inc.	3,000	170,760
The Williams Companies Inc.	6,871	170,813
		579,581
Packaged Foods & Meats – 1.1%
Campbell Soup Co.	1,615	69,946
Conagra Brands Inc.	3,254	120,007
General Mills Inc.	4,836	217,910
Hormel Foods Corp.	2,400	82,368
Kellogg Co.	2,190	142,372
McCormick & Company Inc.	900	95,751
Mondelez International Inc., Class A	12,035	502,221
The Hershey Co.	1,216	120,335
The JM Smucker Co.	947	117,437
The Kraft Heinz Co.	4,795	298,681
Tyson Foods Inc., Class A	2,362	172,875
		1,939,903
Paper Packaging – 0.3%
Avery Dennison Corp.	692	73,525
International Paper Co.	3,430	183,265
Packaging Corporation of America	800	90,160
Sealed Air Corp.	1,331	56,953
WestRock Co.	2,175	139,570
		543,473
Personal Products – 0.2%
Coty Inc., Class A	3,445	63,043
The Estee Lauder Companies Inc., Class A	1,879	281,324
		344,367
Pharmaceuticals – 4.5%
Allergan PLC	2,751	462,966	(c)
Bristol-Myers Squibb Co.	13,287	840,403
Eli Lilly & Co.	7,954	615,401
Johnson & Johnson	21,812	2,795,208
Merck & Company Inc.	21,768	1,185,703

State Street S&P 500 Index V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Mylan N.V.	3,904	$160,728	(a)
Nektar Therapeutics	1,300	138,138	(a)
Perrigo Company PLC	975	81,256
Pfizer Inc.	48,086	1,706,572
Zoetis Inc.	3,846	321,179
		8,307,554
Property & Casualty Insurance – 0.9%
Chubb Ltd.	3,661	500,715
Cincinnati Financial Corp.	1,092	81,092
The Allstate Corp.	2,986	283,073
The Progressive Corp.	4,873	296,912
The Travelers Companies Inc.	2,267	314,796
XL Group Ltd.	1,956	108,088
		1,584,676
Publishing – 0.0%*
News Corp., Class A	3,400	53,720
Railroads – 0.9%
CSX Corp.	7,173	399,608
Kansas City Southern	900	98,865
Norfolk Southern Corp.	2,345	318,404
Union Pacific Corp.	6,281	844,355
		1,661,232
Real Estate Services – 0.1%
CBRE Group Inc., Class A	2,573	121,497	(a)
Regional Banks – 1.4%
BB&T Corp.	6,237	324,574
Citizens Financial Group Inc.	4,000	167,920
Comerica Inc.	1,356	130,081
Fifth Third Bancorp	5,950	188,913
Huntington Bancshares Inc.	8,234	124,333
KeyCorp	9,028	176,497
M&T Bank Corp.	1,190	219,388
People’s United Financial Inc.	3,200	59,712
Regions Financial Corp.	8,668	161,052
SunTrust Banks Inc.	3,829	260,525
SVB Financial Group	400	96,004	(a)
The PNC Financial Services Group Inc.	3,739	565,486
Zions Bancorporation	1,500	79,095
		2,553,580
Reinsurance – 0.0%*
Everest Re Group Ltd.	300	77,046
Research & Consulting Services – 0.3%
Equifax Inc.	1,046	123,229
IHS Markit Ltd.	2,800	135,072	(a)
Nielsen Holdings PLC	2,928	93,081
Verisk Analytics Inc.	1,200	124,800	(a)
		476,182
Residential REITs – 0.4%
Apartment Investment & Management Co., Class A	1,477	60,188
AvalonBay Communities Inc.	1,172	192,747
Equity Residential	3,108	191,515
Essex Property Trust Inc.	500	120,340
Mid-America Apartment Communities Inc.	900	82,116
UDR Inc.	1,900	67,678
		714,584
Restaurants – 1.1%
Chipotle Mexican Grill Inc.	160	51,698	(a)
Darden Restaurants Inc.	1,029	87,722
McDonald’s Corp.	6,488	1,014,593
Starbucks Corp.	11,224	649,757
Yum! Brands Inc.	2,574	219,125
		2,022,895
Retail REITs – 0.5%
Federal Realty Investment Trust	600	69,666
GGP Inc.	5,300	108,438
Kimco Realty Corp.	3,931	56,606
Realty Income Corp.	2,400	124,152
Regency Centers Corp.	1,299	76,615
Simon Property Group Inc.	2,579	398,069
The Macerich Co.	744	41,679
		875,225

	Number of Shares	Fair Value
Semiconductor Equipment – 0.5%
Applied Materials Inc.	8,356	$464,677
KLA-Tencor Corp.	1,178	128,414
Lam Research Corp.	1,347	273,656
		866,747
Semiconductors – 3.7%
Advanced Micro Devices Inc.	6,600	66,330	(a)
Analog Devices Inc.	3,087	281,318
Broadcom Ltd.	3,284	773,875
Intel Corp.	38,204	1,989,664
Microchip Technology Inc.	1,800	164,448
Micron Technology Inc.	9,226	481,044	(a)
NVIDIA Corp.	4,938	1,143,591
Qorvo Inc.	1,100	77,495	(a)
QUALCOMM Inc.	12,068	668,688
Skyworks Solutions Inc.	1,500	150,390
Texas Instruments Inc.	7,909	821,666
Xilinx Inc.	2,087	150,765
		6,769,274
Soft Drinks – 1.6%
Dr Pepper Snapple Group Inc.	1,500	177,570
Monster Beverage Corp.	3,338	190,967	(a)
PepsiCo Inc.	11,554	1,261,119
The Coca-Cola Co.	31,070	1,349,370
		2,979,026
Specialized Consumer Services – 0.0%*
H&R Block Inc.	1,579	40,122
Specialized REITs – 1.1%
American Tower Corp.	3,591	521,916
Crown Castle International Corp.	3,300	361,713
Digital Realty Trust Inc.	1,700	179,146
Equinix Inc.	646	270,118
Extra Space Storage Inc.	1,000	87,360
Iron Mountain Inc.	1,886	61,974
Public Storage	1,230	246,480
SBA Communications Corp.	1,000	170,920	(a)
Weyerhaeuser Co.	6,167	215,845
		2,115,472
Specialty Chemicals – 0.5%
Albemarle Corp.	900	83,466
Ecolab Inc.	2,102	288,121
International Flavors & Fragrances Inc.	647	88,581
PPG Industries Inc.	2,010	224,316
The Sherwin-Williams Co.	663	259,975
		944,459
Specialty Stores – 0.1%
Tiffany & Co.	904	88,284
Tractor Supply Co.	1,137	71,654
Ulta Salon Cosmetics & Fragrance Inc.	500	102,135	(a)
		262,073
Steel – 0.1%
Nucor Corp.	2,559	156,329
Systems Software – 3.9%
CA Inc.	2,703	91,632
Microsoft Corp.	62,449	5,699,720
Oracle Corp.	24,697	1,129,888
Red Hat Inc.	1,400	209,314	(a)
Symantec Corp.	4,672	120,771
		7,251,325
Technology Hardware, Storage & Peripherals – 4.3%
Apple Inc.	41,167	6,906,999
Hewlett Packard Enterprise Co.	13,219	231,861
HP Inc.	12,900	282,768
NetApp Inc.	2,170	133,867
Seagate Technology PLC	2,132	124,765
Western Digital Corp.	2,477	228,553
Xerox Corp.	1,811	52,121
		7,960,934
Tires & Rubber – 0.0%*
The Goodyear Tire & Rubber Co.	2,019	53,665

State Street S&P 500 Index V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Tobacco – 1.2%
Altria Group Inc.	15,239	$949,695
Philip Morris International Inc.	12,583	1,250,750
		2,200,445
Trading Companies & Distributors – 0.2%
Fastenal Co.	2,200	120,098
United Rentals Inc.	700	120,911	(a)
WW Grainger Inc.	382	107,827
		348,836
Trucking – 0.0%*
JB Hunt Transport Services Inc.	720	84,348
Water Utilities – 0.1%
American Water Works Company Inc.	1,400	114,982
Total Common Stock (Cost $79,066,492)		182,680,085

	Number of Shares	Fair Value
Short-Term Investments – 1.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.62% (Cost $2,023,285)	2,023,285	$2,023,285	(d,e)
Total Investments (Cost $81,089,777)		184,703,370
Liabilities in Excess of Other Assets, net – (0.0)% *		(68,536)

NET ASSETS – 100.0%		$184,634,834

Other Information:

The Fund had the following long futures contracts open at March 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
S&P 500 Emini Index Futures	June 2018	16	2,218,160	$2,114,400	$(103,760)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	At March 31, 2018, all or a portion of this security was pledged to cover collateral requirements for futures.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2018.
*	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2018:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$182,680,085	$—	$—	$182,680,085
Short-Term Investments	2,023,285	—	—	2,023,285

Total Investments in Securities	$184,703,370	$—	$—	$184,703,370

Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(103,760)	$—	$—	$(103,760)

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income
State Street Corp.	3,111	$303,665	—	$20,315	$6,151	$813	2,911	$290,314	$1,223
State Street Institutional U.S. Government Money Market Fund - Class G Shares	2,080,142	2,080,142	5,632,164	5,689,021	—	—	2,023,285	2,023,285	6,752

TOTAL		$2,383,807	$5,632,164	$5,709,336	$6,151	$813		$2,313,599	$7,975

State Street Premier Growth Equity V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 97.5% †
Application Software – 4.5%
Intuit Inc.	2,681	$464,752
salesforce.com Inc.	9,671	1,124,737	(a)
		1,589,489
Biotechnology – 6.4%
Alexion Pharmaceuticals Inc.	8,810	981,962	(a)
Biogen Inc.	1,900	520,258	(a)
Vertex Pharmaceuticals Inc.	4,807	783,445	(a)
		2,285,665
Cable & Satellite – 6.8%
Charter Communications Inc., Class A	2,911	905,961	(a)
Comcast Corp., Class A	16,088	549,727
Liberty Global PLC, Class C	31,219	949,994	(a)
		2,405,682
Data Processing & Outsourced Services – 5.0%
Visa Inc., Class A	14,843	1,775,520
Financial Exchanges & Data – 6.8%
CME Group Inc.	9,002	1,455,983
S&P Global Inc.	5,076	969,821
		2,425,804
Healthcare Distributors – 1.9%
Henry Schein Inc.	9,979	670,689	(a)
Healthcare Equipment – 4.5%
Boston Scientific Corp.	37,731	1,030,811	(a)
Medtronic PLC	6,895	553,117
		1,583,928
Healthcare Supplies – 2.2%
The Cooper Companies Inc.	3,353	767,200
Internet & Direct Marketing Retail – 4.7%
Amazon.com Inc.	1,149	1,662,994	(a)
Internet Software & Services – 11.6%
Alibaba Group Holding Ltd. ADR	3,256	597,606	(a)
Alphabet Inc., Class A	402	416,930	(a)
Alphabet Inc., Class C	1,754	1,809,760	(a)
Facebook Inc., Class A	8,236	1,316,031	(a)
		4,140,327
Investment Banking & Brokerage – 4.5%
The Charles Schwab Corp.	30,644	1,600,230
Movies & Entertainment – 2.0%
The Walt Disney Co.	7,154	718,548

	Number of Shares	Fair Value
Oil & Gas Equipment & Services – 1.7%
Schlumberger Ltd.	9,538	$617,872
Pharmaceuticals – 2.9%
Allergan PLC	6,091	1,025,054
Regional Banks – 1.8%
First Republic Bank	6,799	629,655
Restaurants – 1.1%
Starbucks Corp.	6,857	396,952
Semiconductor Equipment – 3.4%
Applied Materials Inc.	22,026	1,224,866	(b)
Semiconductors – 2.6%
Broadcom Ltd.	3,984	938,830
Soft Drinks – 3.2%
PepsiCo Inc.	10,521	1,148,367
Specialized REITs – 3.5%
American Tower Corp.	8,619	1,252,685
Specialty Chemicals – 1.2%
Albemarle Corp.	4,521	419,277
Systems Software – 5.0%
Microsoft Corp.	19,535	1,782,959
Technology Hardware, Storage & Peripherals – 6.0%
Apple Inc.	12,625	2,118,222
Trading Companies & Distributors – 4.2%
United Rentals Inc.	8,619	1,488,760	(a)
Total Common Stock (Cost $22,297,623)		34,669,575
Short-Term Investments – 2.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.62% (Cost $982,908)	982,908	982,908	(c,d)

Total Investments (Cost $23,280,531)		35,652,483

Liabilities in Excess of Other Assets, net – (0.3)%		(104,110)

NET ASSETS – 100.0%		$35,548,373

Other Information:

The Fund had the following short futures contracts open at March 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
S&P 500 Emini Index Futures	June 2018	1	(130,210)	$(132,150)	$(1,940)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At March 31, 2018, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2018.

Abbreviations:

ADR    American Depositary Receipt

REIT   Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2018:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$34,669,575	$—	$—	$34,669,575
Short-Term Investments	982,908	—	—	982,908

Total Investments in Securities	$35,652,483	$—	$—	$35,652,483

Other Financial Instruments
Short Futures Contracts - Unrealized Depreciation	$(1,940)	$—	$—	$(1,940)

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,093,520	$1,093,520	$1,938,612	$2,049,224	$—	$—	982,908	$982,908	$3,702

State Street Small-Cap Equity V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 95.2% †
Aerospace & Defense – 0.7%
Esterline Technologies Corp.	287	$20,994	(a)
Teledyne Technologies Inc.	1,308	244,818	(a)
		265,812
Agricultural & Farm Machinery – 0.5%
AGCO Corp.	3,085	200,062	(b)
Agricultural Products – 0.9%
Darling Ingredients Inc.	20,436	353,543	(a)
Air Freight & Logistics – 0.2%
Air Transport Services Group Inc.	700	16,324	(a)
Forward Air Corp.	500	26,430
Hub Group Inc., Class A	668	27,956	(a)
		70,710
Airlines – 0.0%*
Hawaiian Holdings Inc.	450	17,415
Aluminum – 0.0%*
Kaiser Aluminum Corp.	96	9,686
Apparel Retail – 0.7%
American Eagle Outfitters Inc.	808	16,103
Burlington Stores Inc.	783	104,256	(a)
Chico’s FAS Inc.	1,399	12,647
Francesca’s Holdings Corp.	1,400	6,720	(a)
The Buckle Inc.	4,780	105,877
The Children’s Place Inc.	250	33,813
		279,416
Apparel, Accessories & Luxury Goods – 0.5%
G-III Apparel Group Ltd.	4,861	183,162	(a)
Application Software – 4.1%
ACI Worldwide Inc.	9,698	230,037	(a,b)
Blackbaud Inc.	4,295	437,274	(b)
Blackline Inc.	1,000	39,210	(a)
Fair Isaac Corp.	154	26,083
Guidewire Software Inc.	2,000	161,660	(a)
Paylocity Holding Corp.	1,991	101,999	(a)
PTC Inc.	823	64,202	(a)
RealPage Inc.	5,324	274,186	(a)
SS&C Technologies Holdings Inc.	4,417	236,928
Zix Corp.	5,700	24,339	(a)
		1,595,918
Asset Management & Custody Banks – 0.9%
BrightSphere Investment Group PLC	1,581	24,917
Cohen & Steers Inc.	788	32,040
Financial Engines Inc.	7,950	278,250
		335,207
Auto Parts & Equipment – 1.4%
American Axle & Manufacturing Holdings Inc.	1,226	18,660	(a)
Cooper-Standard Holdings Inc.	389	47,773	(a)
Gentherm Inc.	716	24,308	(a)
LCI Industries	624	64,990
Standard Motor Products Inc.	1,695	80,631
Stoneridge Inc.	2,019	55,724	(a)
Tenneco Inc.	4,433	243,239
Tower International Inc.	820	22,755
		558,080
Automobile Manufacturers – 0.7%
Thor Industries Inc.	1,720	198,092
Winnebago Industries Inc.	1,436	53,994
		252,086
Automotive Retail – 1.1%
America’s Car-Mart Inc.	721	36,374	(a)
Asbury Automotive Group Inc.	357	24,097	(a)
Group 1 Automotive Inc.	1,549	101,212
Murphy USA Inc.	3,477	253,126	(a)
		414,809
Biotechnology – 0.7%
Eagle Pharmaceuticals Inc.	600	31,614	(a)
Repligen Corp.	6,147	222,398	(a)
		254,012

	Number of Shares	Fair Value
Brewers – 0.4%
Craft Brew Alliance Inc.	1,041	$19,363	(a)
The Boston Beer Company Inc., Class A	800	151,240	(a)
		170,603
Building Products – 0.7%
American Woodmark Corp.	324	31,898	(a)
Apogee Enterprises Inc.	408	17,687
Builders FirstSource Inc.	3,308	65,631	(a)
Continental Building Products Inc.	633	18,072	(a)
Masonite International Corp.	198	12,147	(a)
NCI Building Systems Inc.	1,385	24,514	(a)
Trex Company Inc.	369	40,136	(a)
Universal Forest Products Inc.	1,646	53,413
		263,498
Commercial Printing – 0.2%
Brady Corp., Class A	1,650	61,298
Deluxe Corp.	338	25,015
LSC Communications Inc.	513	8,952
		95,265
Commodity Chemicals – 0.3%
AdvanSix Inc.	962	33,459	(a)
Koppers Holdings Inc.	532	21,865	(a)
Trinseo S.A.	587	43,467
		98,791
Communications Equipment – 0.3%
ADTRAN Inc.	1,372	21,335
Ciena Corp.	965	24,993	(a)
Extreme Networks Inc.	2,800	30,996	(a)
Lumentum Holdings Inc.	437	27,881	(a)
Plantronics Inc.	198	11,953
		117,158
Construction & Engineering – 1.1%
Aegion Corp.	9,667	221,471	(a)
Argan Inc.	406	17,438
Dycom Industries Inc.	1,307	140,672	(a)
EMCOR Group Inc.	327	25,483
		405,064
Construction Machinery & Heavy Trucks – 1.9%
Alamo Group Inc.	449	49,345
Astec Industries Inc.	847	46,737
Federal Signal Corp.	13,091	288,264
The Greenbrier Companies Inc.	423	21,256
Trinity Industries Inc.	8,096	264,173
Wabash National Corp.	2,100	43,701
		713,476
Construction Materials – 0.1%
Summit Materials Inc., Class A	1,073	32,490	(a)
Consumer Finance – 0.1%
Enova International Inc.	2,346	51,729	(a)
Data Processing & Outsourced Services – 1.3%
Broadridge Financial Solutions Inc.	2,205	241,866
Cass Information Systems Inc.	256	15,234
CoreLogic Inc.	3,568	161,381	(a)
Everi Holdings Inc.	3,570	23,455	(a)
EVERTEC Inc.	1,268	20,732
MAXIMUS Inc.	381	25,428
Travelport Worldwide Ltd.	1,835	29,984
		518,080
Distributors – 0.5%
LKQ Corp.	5,481	208,004	(a)
Diversified Metals & Mining – 0.3%
Compass Minerals International Inc.	1,693	102,088
Materion Corp.	337	17,204
		119,292
Diversified Real Estate Activities – 0.1%
The RMR Group Inc., Class A	350	24,483
Diversified REITs – 0.1%
American Assets Trust Inc.	528	17,640
Gramercy Property Trust	1,231	26,750
		44,390
Diversified Support Services – 1.9%
Healthcare Services Group Inc.	6,281	273,098

State Street Small-Cap Equity V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Ritchie Bros Auctioneers Inc.	13,193	$415,184
UniFirst Corp.	199	32,168
Viad Corp.	488	25,596
		746,046
Education Services – 0.4%
Grand Canyon Education Inc.	300	31,476	(a)
K12 Inc.	9,677	137,220	(a)
		168,696
Electric Utilities – 0.8%
ALLETE Inc.	393	28,394
IDACORP Inc.	3,098	273,461
Spark Energy Inc., Class A	1,300	15,405
		317,260
Electrical Components & Equipment – 0.2%
Atkore International Group Inc.	890	17,666	(a)
EnerSys	369	25,598
Regal Beloit Corp.	576	42,250
		85,514
Electronic Components – 0.8%
Belden Inc.	539	37,158
Littelfuse Inc.	1,104	229,831
Vishay Intertechnology Inc.	1,585	29,481
		296,470
Electronic Equipment & Instruments – 0.9%
Control4 Corp.	1,676	36,000	(a)
National Instruments Corp.	1,364	68,978
VeriFone Systems Inc.	8,017	123,301	(a)
Zebra Technologies Corp., Class A	914	127,220	(a)
		355,499
Electronic Manufacturing Services – 0.3%
Benchmark Electronics Inc.	382	11,403
KEMET Corp.	1,231	22,318	(a)
Methode Electronics Inc.	477	18,651
Plexus Corp.	702	41,930	(a)
TTM Technologies Inc.	1,864	28,500	(a)
		122,802
Environmental & Facilities Services – 0.8%
Casella Waste Systems Inc., Class A	900	21,042	(a)
Clean Harbors Inc.	6,050	295,300	(a)
		316,342
Food Distributors – 0.6%
Performance Food Group Co.	4,815	143,728	(a)
SpartanNash Co.	6,108	105,118
		248,846
Food Retail – 0.2%
Casey’s General Stores Inc.	259	28,430
Sprouts Farmers Market Inc.	1,400	32,858	(a)
		61,288
Footwear – 1.0%
Deckers Outdoor Corp.	1,572	141,527	(a)
Wolverine World Wide Inc.	8,697	251,343
		392,870
Forest Products – 0.2%
Boise Cascade Co.	878	33,891
Louisiana-Pacific Corp.	982	28,252
		62,143
Gas Utilities – 0.1%
South Jersey Industries Inc.	1,476	41,564
Spire Inc.	153	11,062
		52,626
General Merchandise Stores – 0.1%
Big Lots Inc.	446	19,414
Health Care REITs – 0.0%*
CareTrust REIT Inc.	912	12,221
Healthcare Distributors – 0.0%*
Owens & Minor Inc.	600	9,330
Healthcare Equipment – 5.2%
Cantel Medical Corp.	600	66,846
Cardiovascular Systems Inc.	7,550	165,572	(a)
CONMED Corp.	3,900	246,987
Hill-Rom Holdings Inc.	3,680	320,160
Insulet Corp.	3,050	264,374	(a)

	Number of Shares	Fair Value
Integra LifeSciences Holdings Corp.	7,050	$390,147	(a)
LivaNova PLC	288	25,488	(a)
Masimo Corp.	950	83,553	(a)
Natus Medical Inc.	314	10,566	(a)
NuVasive Inc.	5,150	268,881	(a)
Orthofix International N.V.	439	25,804	(a)
Penumbra Inc.	1,150	132,998	(a)
		2,001,376
Healthcare Facilities – 0.5%
Acadia Healthcare Company Inc.	3,335	130,665	(a,b)
Encompass Health Corp.	422	24,126
Select Medical Holdings Corp.	1,722	29,705	(a)
		184,496
Healthcare Services – 1.4%
Addus HomeCare Corp.	400	19,460	(a)
Amedisys Inc.	600	36,204	(a)
AMN Healthcare Services Inc.	626	35,526	(a)
BioTelemetry Inc.	2,642	82,034	(a)
Chemed Corp.	103	28,105
Diplomat Pharmacy Inc.	4,876	98,251	(a)
LHC Group Inc.	400	24,624	(a)
MEDNAX Inc.	3,167	176,180	(a)
RadNet Inc.	2,400	34,560	(a)
		534,944
Healthcare Supplies – 1.0%
Endologix Inc.	9,914	41,936	(a)
Halyard Health Inc.	2,200	101,376	(a)
ICU Medical Inc.	650	164,060	(a)
Lantheus Holdings Inc.	1,800	28,620	(a)
Merit Medical Systems Inc.	747	33,877	(a)
		369,869
Healthcare Technology – 1.8%
HMS Holdings Corp.	10,097	170,033	(a)
Medidata Solutions Inc.	3,400	213,554	(a)
Omnicell Inc.	5,059	219,561	(a)
Quality Systems Inc.	107	1,461	(a)
Teladoc Inc.	2,650	106,795	(a)
		711,404
Home Building – 0.5%
KB Home	944	26,857
LGI Homes Inc.	517	36,485	(a)
Taylor Morrison Home Corp., Class A	1,056	24,583	(a)
TopBuild Corp.	1,150	87,998	(a)
		175,923
Home Furnishing Retail – 0.6%
Aaron’s Inc.	4,058	189,103	(b)
RH	330	31,442	(a)
		220,545
Home Furnishings – 0.1%
Tempur Sealy International Inc.	448	20,290	(a)
Hotel & Resort REITs – 0.4%
Ashford Hospitality Trust Inc.	1,799	11,622
Chatham Lodging Trust	912	17,465
LaSalle Hotel Properties	614	17,812
RLJ Lodging Trust	5,826	113,257
		160,156
Hotels, Resorts & Cruise Lines – 0.9%
Extended Stay America Inc.	11,916	235,579
ILG Inc.	3,283	102,134
		337,713
Household Appliances – 0.7%
Helen of Troy Ltd.	2,947	256,389	(a)
Household Products – 0.0%*
Energizer Holdings Inc.	49	2,919
Housewares & Specialties – 0.0%*
Tupperware Brands Corp.	254	12,289
Human Resource & Employment Services – 0.3%
Insperity Inc.	730	50,771
Kforce Inc.	900	24,345
TriNet Group Inc.	766	35,481	(a)
TrueBlue Inc.	833	21,575	(a)
		132,172

State Street Small-Cap Equity V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Industrial Machinery – 7.2%
Actuant Corp., Class A	17,170	$399,202	(b)
Altra Industrial Motion Corp.	851	39,103
Barnes Group Inc.	3,246	194,403
Crane Co.	1,512	140,223
Franklin Electric Company Inc.	680	27,710
Harsco Corp.	662	13,670	(a)
Hillenbrand Inc.	591	27,127
John Bean Technologies Corp.	950	107,730
Kennametal Inc.	673	27,028
LB Foster Co., Class A	801	18,864	(a)
Lydall Inc.	3,800	183,350	(a)
Mueller Industries Inc.	4,846	126,771
Nordson Corp.	622	84,803
Standex International Corp.	2,000	190,700
The Gorman-Rupp Co.	350	10,238
The Timken Co.	6,113	278,753
TriMas Corp.	5,350	140,437	(a)
Watts Water Technologies Inc., Class A	1,777	138,073
Welbilt Inc.	14,300	278,135	(a)
Woodward Inc.	5,066	363,030
		2,789,350
Industrial REITs – 0.2%
Rexford Industrial Realty Inc.	1,357	39,068
STAG Industrial Inc.	1,376	32,914
		71,982
Internet Software & Services – 3.6%
Care.com Inc.	1,518	24,698	(a)
Cornerstone OnDemand Inc.	5,822	227,698	(a)
LogMeIn Inc.	2,400	277,320
MINDBODY Inc., Class A	1,200	46,680	(a)
New Relic Inc.	4,150	307,598	(a)
NIC Inc.	7,609	101,200
Okta Inc.	5,150	205,227	(a)
Q2 Holdings Inc.	2,350	107,043	(a)
Stamps.com Inc.	145	29,152	(a)
The Meet Group Inc.	2,600	5,434	(a)
Web.com Group Inc.	1,300	23,530	(a)
Yext Inc.	1,500	18,975	(a)
		1,374,555
Investment Banking & Brokerage – 1.1%
BGC Partners Inc., Class A	2,000	26,900
Evercore Inc., Class A	282	24,591
Greenhill & Company Inc.	986	18,241
Houlihan Lokey Inc.	965	43,039
Piper Jaffray Cos.	557	46,259
Raymond James Financial Inc.	2,391	213,779
Stifel Financial Corp.	639	37,848
		410,657
IT Consulting & Other Services – 0.2%
Perficient Inc.	1,087	24,914	(a)
Science Applications International Corp.	299	23,561
The Hackett Group Inc.	1,300	20,878
		69,353
Leisure Products – 1.0%
Brunswick Corp.	588	34,921
Malibu Boats Inc., Class A	700	23,247	(a)
MCBC Holdings Inc.	1,200	30,240	(a)
Polaris Industries Inc.	2,452	280,803
		369,211
Life & Health Insurance – 0.1%
Trupanion Inc.	1,040	31,086	(a)
Life Sciences Tools & Services – 1.8%
Bruker Corp.	4,510	134,939
Cambrex Corp.	755	39,487	(a)
ICON PLC	2,053	242,541	(a)
PRA Health Sciences Inc.	450	37,332	(a)
Syneos Health Inc.	6,857	243,424	(a)
		697,723
Managed Healthcare – 1.0%
Centene Corp.	2,195	234,580	(a)

	Number of Shares	Fair Value
HealthEquity Inc.	1,250	$75,675	(a)
Magellan Health Inc.	569	60,940	(a)
		371,195
Marine – 0.1%
Kirby Corp.	385	29,626	(a)
Matson Inc.	756	21,652
		51,278
Multi-Line Insurance – 0.4%
Horace Mann Educators Corp.	2,702	115,510
National General Holdings Corp.	1,000	24,310
		139,820
Multi-Utilities – 0.1%
Black Hills Corp.	692	37,576
Office REITs – 0.7%
Brandywine Realty Trust	2,162	34,332
Corporate Office Properties Trust	600	15,498
Cousins Properties Inc.	23,929	207,704
		257,534
Office Services & Supplies – 0.6%
Herman Miller Inc.	700	22,365
HNI Corp.	519	18,731
Knoll Inc.	836	16,879
MSA Safety Inc.	1,900	158,156
Steelcase Inc., Class A	1,344	18,278
		234,409
Oil & Gas Drilling – 0.1%
Nabors Industries Ltd.	2,918	20,397
Oil & Gas Equipment & Services – 0.9%
C&J Energy Services Inc.	1,265	32,662	(a)
Dril-Quip Inc.	1,232	55,194	(a)
Forum Energy Technologies Inc.	5,552	61,072	(a)
Natural Gas Services Group Inc.	834	19,891	(a)
Oil States International Inc.	6,468	169,461	(a)
		338,280
Oil & Gas Exploration & Production – 1.6%
Callon Petroleum Co.	3,966	52,510	(a)
Carrizo Oil & Gas Inc.	5,379	86,064	(a)
Newfield Exploration Co.	11,658	284,688	(a)
PDC Energy Inc.	555	27,212	(a)
Ring Energy Inc.	2,465	35,373	(a)
SM Energy Co.	7,676	138,398
		624,245
Oil & Gas Refining & Marketing – 0.1%
Par Pacific Holdings Inc.	1,700	29,189	(a)
Packaged Foods & Meats – 1.8%
B&G Foods Inc.	7,350	174,195
Cal-Maine Foods Inc.	703	30,721	(a)
Hostess Brands Inc.	1,000	14,790	(a)
J&J Snack Foods Corp.	500	68,280
Sanderson Farms Inc.	1,315	156,511
The Simply Good Foods Co.	6,400	87,872	(a)
TreeHouse Foods Inc.	4,100	156,907	(a)
		689,276
Paper Packaging – 0.2%
Packaging Corporation of America	521	58,717
Paper Products – 0.1%
Neenah Inc.	484	37,946
Personal Products – 0.5%
elf Beauty Inc.	7,700	149,149	(a)
USANA Health Sciences Inc.	332	28,519	(a)
		177,668
Pharmaceuticals – 2.1%
Catalent Inc.	5,350	219,671	(a)
Corcept Therapeutics Inc.	2,500	41,125	(a)
Depomed Inc.	1,000	6,590	(a)
Horizon Pharma PLC	1,700	24,140	(a)
Innoviva Inc.	1,600	26,672	(a)
Phibro Animal Health Corp., Class A	800	31,760
Prestige Brands Holdings Inc.	7,798	262,949	(a)
Supernus Pharmaceuticals Inc.	4,400	201,520	(a)
		814,427
Property & Casualty Insurance – 2.1%
AMERISAFE Inc.	2,255	124,589

State Street Small-Cap Equity V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Argo Group International Holdings Ltd.	4,914	$282,064
Atlas Financial Holdings Inc.	600	6,210	(a)
James River Group Holdings Ltd.	400	14,188
RLI Corp.	1,825	115,687
The Navigators Group Inc.	4,150	239,247
Universal Insurance Holdings Inc.	416	13,270
		795,255
Publishing – 1.4%
John Wiley & Sons Inc., Class A	8,296	528,455	(b)
Railroads – 0.6%
Genesee & Wyoming Inc., Class A	3,440	243,518	(a)
Regional Banks – 9.3%
1st Source Corp.	505	25,563
BankUnited Inc.	287	11,474
Banner Corp.	712	39,509
Bryn Mawr Bank Corp.	2,600	114,270
Camden National Corp.	581	25,855
Cathay General Bancorp	622	24,868
Chemical Financial Corp.	764	41,776
Columbia Banking System Inc.	623	26,135
Community Bank System Inc.	3,200	171,392
Cullen/Frost Bankers Inc.	1,796	190,502
CVB Financial Corp.	7,050	159,612
Enterprise Financial Services Corp.	681	31,939
Equity Bancshares Inc., Class A	469	18,366	(a)
FCB Financial Holdings Inc., Class A	390	19,929	(a)
First Financial Bankshares Inc.	2,250	104,175
First Interstate BancSystem Inc., Class A	1,013	40,064
Fulton Financial Corp.	10,071	178,760
German American Bancorp Inc.	2,950	98,382
Great Southern Bancorp Inc.	242	12,088
Home BancShares Inc.	1,751	39,940
IBERIABANK Corp.	2,731	213,018
Independent Bank Corp.	2,000	143,100
Lakeland Financial Corp.	332	15,348
LegacyTexas Financial Group Inc.	1,270	54,381
Pinnacle Financial Partners Inc.	592	38,006
Prosperity Bancshares Inc.	4,572	332,064
Renasant Corp.	6,620	281,747
Sandy Spring Bancorp Inc.	255	9,884
Simmons First National Corp., Class A	1,112	31,636
South State Corp.	194	16,548
Stock Yards Bancorp Inc.	2,450	85,995
Texas Capital Bancshares Inc.	323	29,038	(a)
UMB Financial Corp.	3,250	235,267
Umpqua Holdings Corp.	2,058	44,062
Union Bankshares Corp.	882	32,378
United Community Banks Inc.	881	27,884
Washington Trust Bancorp Inc.	2,400	129,000
Westamerica Bancorporation	3,044	176,796
Western Alliance Bancorp	4,542	263,936	(a)
Wintrust Financial Corp.	610	52,491
		3,587,178
Reinsurance – 0.0%*
Maiden Holdings Ltd.	1,690	10,985
Research & Consulting Services – 0.3%
Resources Connection Inc.	7,796	126,295
Residential REITs – 0.5%
Education Realty Trust Inc.	6,272	205,408
Restaurants – 1.6%
BJ’s Restaurants Inc.	600	26,940
Brinker International Inc.	610	22,021
Cracker Barrel Old Country Store Inc.	557	88,674
Dave & Buster’s Entertainment Inc.	400	16,696	(a)
El Pollo Loco Holdings Inc.	4,300	40,850	(a)
Papa John’s International Inc.	2,100	120,330
Red Robin Gourmet Burgers Inc.	451	26,158	(a)
Ruth’s Hospitality Group Inc.	1,788	43,717
Texas Roadhouse Inc.	2,469	142,659
The Cheesecake Factory Inc.	1,496	72,137
		600,182
Retail REITs – 0.0%*
Retail Opportunity Investments Corp.	971	17,158

	Number of Shares	Fair Value
Security & Alarm Services – 0.8%
The Brink’s Co.	4,203	$299,884
Semiconductor Equipment – 0.8%
Advanced Energy Industries Inc.	450	28,755	(a)
Amkor Technology Inc.	2,300	23,299	(a)
Brooks Automation Inc.	1,043	28,244
Entegris Inc.	800	27,840
FormFactor Inc.	1,600	21,840	(a)
Ichor Holdings Ltd.	600	14,526	(a)
MKS Instruments Inc.	400	46,260
Rudolph Technologies Inc.	3,345	92,656	(a)
Ultra Clean Holdings Inc.	1,100	21,175	(a)
Versum Materials Inc.	504	18,966
		323,561
Semiconductors – 0.6%
Cirrus Logic Inc.	400	16,252	(a)
Semtech Corp.	4,334	169,243	(a)
SMART Global Holdings Inc.	900	44,856	(a)
		230,351
Specialized REITs – 0.4%
CoreSite Realty Corp.	944	94,645
PotlatchDeltic Corp.	831	43,254
		137,899
Specialty Chemicals – 3.9%
Ferro Corp.	1,336	31,022	(a)
HB Fuller Co.	6,316	314,094
Ingevity Corp.	2,178	160,497	(a)
Innospec Inc.	2,400	164,640
KMG Chemicals Inc.	804	48,200
Minerals Technologies Inc.	374	25,039
PolyOne Corp.	5,450	231,734
PQ Group Holdings Inc.	638	8,913	(a)
Quaker Chemical Corp.	1,484	219,825
Sensient Technologies Corp.	4,436	313,093
		1,517,057
Specialty Stores – 0.2%
Hibbett Sports Inc.	2,500	59,875	(a)
Sally Beauty Holdings Inc.	1,510	24,840	(a)
		84,715
Steel – 0.4%
Carpenter Technology Corp.	899	39,664
Commercial Metals Co.	4,820	98,617
Worthington Industries Inc.	567	24,336
		162,617
Systems Software – 1.8%
CommVault Systems Inc.	4,250	243,100	(a)
Progress Software Corp.	700	26,915
Qualys Inc.	4,000	291,000	(a)
Talend S.A. ADR	2,700	129,924	(a)
VASCO Data Security International Inc.	1,460	18,907	(a)
		709,846
Technology Distributors – 0.3%
ePlus Inc.	320	24,864	(a)
SYNNEX Corp.	250	29,600
Tech Data Corp.	632	53,802	(a)
		108,266
Technology Hardware, Storage & Peripherals – 1.0%
Diebold Nixdorf Inc.	13,807	212,628
Pure Storage Inc., Class A	8,750	174,562	(a)
		387,190
Thrifts & Mortgage Finance – 0.4%
Dime Community Bancshares Inc.	909	16,726
Essent Group Ltd.	675	28,728	(a)
HomeStreet Inc.	682	19,539	(a)
Kearny Financial Corp.	753	9,789
NMI Holdings Inc., Class A	1,300	21,515	(a)
Walker & Dunlop Inc.	537	31,908
Washington Federal Inc.	623	21,556
		149,761
Tires & Rubber – 0.1%
Cooper Tire & Rubber Co.	842	24,671
Trading Companies & Distributors – 0.8%
Applied Industrial Technologies Inc.	3,572	260,399

State Street Small-Cap Equity V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
BMC Stock Holdings Inc.	1,100	$21,505	(a)
CAI International Inc.	761	16,179	(a)
GMS Inc.	691	21,117	(a)
		319,200
Trucking – 0.9%
Marten Transport Ltd.	912	20,794
Old Dominion Freight Line Inc.	1,787	262,635
Saia Inc.	676	50,801	(a)
		334,230
Water Utilities – 0.0%*
SJW Group	275	14,495
Total Common Stock (Cost $28,088,593)		36,654,144

	Number of Shares	Fair Value
Short-Term Investments – 4.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.62% (Cost $1,789,334)	1,789,334	$1,789,334	(c,d)
Total Investments (Cost $29,877,927)		38,443,478
Other Assets and Liabilities, net – 0.2%		79,702

NET ASSETS – 100.0%		$38,523,180

Other Information:

The Fund had the following long futures contracts open at March 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
CME E-mini Russell 2000 Index Futures	June 2018	5	400,338	$382,800	$(17,538)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At March 31, 2018, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2018.
*	Less than 0.05%.

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2018:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$36,654,144	$—	$—	$36,654,144
Short-Term Investments	1,789,334	—	—	1,789,334

Total Investments in Securities	$38,443,478	$—	$—	$38,443,478

Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(17,538)	$—	$—	$(17,538)

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	2,619,140	$2,619,140	$3,563,339	$4,393,145	$—	$—	1,789,334	$1,789,334	$7,022

State Street Income V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes – 98.8% †
U.S. Treasuries – 35.8%
U.S. Treasury Bonds
2.75%	08/15/42	$5,000	$4,833	(a)
3.00%	02/15/48	532,100	535,170
3.75%	11/15/43	149,000	170,243	(a)
4.50%	02/15/36	184,400	227,896	(a)
U.S. Treasury Notes
1.25%	12/31/18 - 08/31/19	2,911,500	2,890,183	(a)
1.38%	12/15/19	1,144,100	1,127,167	(a)
1.50%	08/15/20	567,000	556,193	(a)
1.63%	10/15/20 - 08/31/22	582,000	564,086	(a)
1.88%	08/31/24	288,000	274,769	(a)
2.13%	12/31/22	64,000	62,771	(a)
2.25%	11/15/25 - 11/15/27	776,400	750,292
2.25%	08/15/27	242,000	232,066	(a)
			7,395,669
Agency Mortgage Backed – 12.6%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	4,315	4,540	(a)
5.00%	07/01/35 - 06/01/41	143,032	153,889	(a)
5.50%	05/01/20 - 01/01/38	51,327	55,897	(a)
6.00%	07/01/19 - 11/01/37	130,541	143,526	(a)
6.50%	02/01/29	66	74	(a)
6.93%	06/01/26	60,000	77,137	(a,b)
7.00%	06/01/29 - 08/01/36	27,101	29,449	(a)
7.50%	01/01/30 - 09/01/33	4,275	4,491	(a)
8.00%	11/01/30	5,249	5,801	(a)
8.50%	04/01/30	5,996	7,103	(a)
Federal National Mortgage Assoc.
3.50%	11/01/42 - 08/01/45	70,749	71,347	(a)
4.00%	05/01/19 - 03/01/41	172,571	178,585	(a)
4.50%	05/01/18 - 01/01/41	325,196	343,198	(a)
5.00%	03/01/34 - 08/01/35	56,185	60,533	(a)
5.50%	06/01/20 - 01/01/39	189,029	205,710	(a)
6.00%	10/01/19 - 07/01/35	204,043	223,323	(a)
6.50%	01/01/19 - 08/01/34	28,430	31,528	(a)
7.00%	01/01/30 - 02/01/34	8,089	8,583	(a)
7.50%	11/01/22 - 12/01/33	21,707	22,779	(a)
8.00%	08/01/25 - 10/01/31	9,748	10,605	(a)
9.00%	12/01/22	385	407	(a)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.35%	04/01/37	964	990	(a,c)
Federal National Mortgage Assoc. TBA
3.00%	TBA	218,232	217,916	(d)
3.50%	TBA	249,084	253,886	(d)
Government National Mortgage Assoc.
4.00%	01/20/41 - 04/20/43	155,380	161,271	(a)
4.50%	08/15/33 - 03/20/41	115,392	121,431	(a)
6.00%	04/15/27 - 04/15/34	99,429	111,329	(a)
6.50%	04/15/19 - 08/15/34	45,167	50,391	(a)
7.00%	01/15/28 - 10/15/36	30,409	32,273	(a)
7.50%	11/15/31	254	255	(a)
9.00%	12/15/21	202	215	(a)
Government National Mortgage Assoc. 1.50% + 1 year CMT
2.38%	02/20/23 - 02/20/26	2,892	2,925	(a,c)
3.13%	12/20/24	929	940	(a,c)
			2,592,327
Agency Collateralized Mortgage Obligations – 0.4%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	494,572	1,092	(a,c,e)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 11/15/30	59,464	4,705	(a,e)
5.50%	06/15/33	22,540	4,465	(a,e)
7.50%	07/15/27	2,206	326	(a,e)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
4.82%	08/15/25	27,654	1,851	(a,c,e)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	266	242	(f,g)
8.00%	02/01/23	313	42	(e)
8.00%	07/01/24	526	85	(a,e)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	23	22	(a,f,g)
1.18%	12/25/42	28,323	1,019	(a,c,e)

		Principal Amount	Fair Value
5.00%	09/25/40	$26,752	$2,830	(a,e)
7.00%	09/25/20	84	87	(a)
8.00%	05/25/22	1	10	(a,e)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
4.13%	07/25/38 - 12/25/41	79,284	11,675	(a,c,e)
Federal National Mortgage Assoc. REMIC 6.60% - 1 month USD LIBOR
4.73%	10/25/43	130,533	25,644	(a,c,e)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	19,133	16,251	(a,f,g)
4.50%	08/25/35 - 01/25/36	24,271	4,698	(a,e)
5.00%	03/25/38 - 05/25/38	13,468	2,690	(a,e)
5.50%	12/25/33	5,805	1,309	(a,e)
6.00%	01/25/35	9,551	1,864	(a,e)
7.50%	11/25/23	4,064	569	(a,e)
8.00%	08/25/23 - 07/25/24	1,671	298	(a,e)
8.50%	07/25/22	25	3	(a,e)
8.50%	07/25/22	1	—	(a,e,**)
9.00%	05/25/22	25	2	(a,e)
Government National Mortgage Assoc. REMIC
4.50%	02/20/38 - 08/16/39	20,480	1,533	(a,e)
5.00%	01/20/38	507	—	(a,e,**)
5.00%	09/20/38	7,351	241	(a,e)
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR
5.01%	01/16/40	27,882	4,614	(a,c,e)
			88,167
Asset Backed – 2.4%
American Express Credit Account Master Trust 2017-6
2.04%	05/15/23	124,437	122,193	(a)
BA Credit Card Trust 2017-A2
1.84%	01/17/23	126,000	123,416	(a)
BA Credit Card Trust 2018-A1
2.70%	07/17/23	44,000	43,877
Citibank Credit Card Issuance Trust 2016-A1
1.75%	11/19/21	200,000	197,084	(a)
			486,570
Corporate Notes – 41.8%
21st Century Fox America Inc.
3.38%	11/15/26	7,000	6,911	(a)
4.50%	02/15/21	7,000	7,296	(a)
4.75%	11/15/46	4,000	4,346	(a)
6.65%	11/15/37	12,000	15,725	(a)
Abbott Laboratories
2.90%	11/30/21	15,000	14,838	(a)
3.75%	11/30/26	25,000	24,850	(a)
4.90%	11/30/46	8,000	8,803	(a)
AbbVie Inc.
2.00%	11/06/18	23,000	22,920	(a)
3.20%	05/14/26	8,000	7,608	(a)
4.45%	05/14/46	8,000	7,962	(a)
Acadia Healthcare Company Inc.
6.50%	03/01/24	17,000	17,722	(a)
Activision Blizzard Inc.
2.30%	09/15/21	20,000	19,332
AES Corp.
4.88%	05/15/23	31,000	31,465	(a)
Aetna Inc.
3.50%	11/15/24	23,000	22,579	(a)
Aflac Inc.
4.00%	10/15/46	5,000	4,875	(a)
Agrium Inc.
4.90%	06/01/43	6,000	6,219	(a)
Alimentation Couche-Tard Inc.
2.70%	07/26/22	14,000	13,569	(a,h)
3.55%	07/26/27	14,000	13,460	(a,h)
4.50%	07/26/47	6,000	5,840	(a,h)
Allergan Funding SCS
3.00%	03/12/20	24,000	23,879	(a)
3.45%	03/15/22	12,000	11,903	(a)
4.55%	03/15/35	7,000	6,874	(a)
4.75%	03/15/45	4,000	3,916	(a)
Altria Group Inc.
2.95%	05/02/23	15,000	14,631	(a)
4.50%	05/02/43	3,000	3,041	(a)
Amazon.com Inc.
2.80%	08/22/24	13,000	12,602	(a,h)
3.15%	08/22/27	8,000	7,720	(a,h)

State Street Income V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
3.88%	08/22/37	$6,000	$5,971	(a,h)
4.05%	08/22/47	7,000	6,978	(a,h)
4.25%	08/22/57	7,000	7,011	(a,h)
American Axle & Manufacturing Inc.
6.25%	04/01/25	16,000	15,940	(a)
6.50%	04/01/27	8,000	7,980	(a)
6.63%	10/15/22	9,000	9,315	(a)
American Campus Communities Operating Partnership LP
4.13%	07/01/24	10,000	10,050	(a)
American Express Credit Corp.
2.25%	05/05/21	17,000	16,546	(a)
American International Group Inc.
4.50%	07/16/44	17,000	16,786	(a)
6.40%	12/15/20	7,000	7,552	(a)
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%	04/01/48	10,000	10,163	(c)
American Tower Corp. (REIT)
3.38%	10/15/26	9,000	8,433	(a)
3.40%	02/15/19	36,000	36,156	(a)
American Water Capital Corp.
2.95%	09/01/27	14,000	13,345	(a)
Amgen Inc.
2.20%	05/22/19	38,000	37,729	(a)
2.65%	05/11/22	17,000	16,582	(a)
3.20%	11/02/27	15,000	14,244	(a)
4.56%	06/15/48	8,000	8,160	(a)
Amkor Technology Inc.
6.63%	06/01/21	21,000	21,118	(a)
Anadarko Petroleum Corp.
4.85%	03/15/21	3,000	3,117	(a)
6.20%	03/15/40	9,000	10,640	(a)
6.60%	03/15/46	3,000	3,766	(a)
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20%	12/01/47	5,000	4,914	(a)
5.25%	01/15/25	66,000	67,102	(a)
5.50%	10/15/19	24,000	24,540	(a)
6.25%	10/15/22	16,000	16,700
Anheuser-Busch InBev Finance Inc.
3.65%	02/01/26	4,000	3,973	(a)
4.70%	02/01/36	9,000	9,521	(a)
4.90%	02/01/46	12,000	12,903	(a)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	33,000	32,055	(a)
4.00%	04/13/28	17,000	17,248	(d)
4.38%	04/15/38	10,000	10,220	(d)
4.60%	04/15/48	9,000	9,330	(d)
4.75%	04/15/58	7,000	7,208	(d)
Anthem Inc.
3.30%	01/15/23	16,000	15,822	(a)
Apache Corp.
5.10%	09/01/40	9,000	9,253	(a)
Apple Inc.
2.50%	02/09/22	9,000	8,869	(a)
2.85%	05/11/24	17,000	16,573	(a)
3.35%	02/09/27	11,000	10,868	(a)
3.45%	02/09/45	9,000	8,299	(a)
3.85%	08/04/46	11,000	10,757	(a)
4.25%	02/09/47	7,000	7,306	(a)
Applied Materials Inc.
3.30%	04/01/27	2,000	1,965	(a)
4.35%	04/01/47	7,000	7,426	(a)
Aptiv PLC
4.40%	10/01/46	11,000	10,918	(a)
Aramark Services Inc.
5.00%	02/01/28	10,000	9,775	(a,h)
5.13%	01/15/24	21,000	21,420	(a)
Archer-Daniels-Midland Co.
2.50%	08/11/26	21,000	19,357	(a)
Arconic Inc.
5.13%	10/01/24	16,000	16,270	(a)
6.15%	08/15/20	5,000	5,256	(a)
Ascension Health
4.85%	11/15/53	10,000	11,556	(a)
AstraZeneca PLC
2.38%	11/16/20	8,000	7,877	(a)

		Principal Amount	Fair Value
3.38%	11/16/25	$14,000	$13,790	(a)
AT&T Inc.
3.00%	06/30/22	12,000	11,781	(a)
3.40%	08/14/24	8,000	8,056	(a)
4.25%	03/01/27	17,000	17,176
4.45%	04/01/24	17,000	17,557	(a)
4.50%	05/15/35	17,000	16,656	(a)
4.75%	05/15/46	10,000	9,708	(a)
4.80%	06/15/44	11,000	10,735	(a)
4.90%	08/14/37	11,000	11,110	(a)
5.15%	02/14/50	15,000	15,135	(a)
5.25%	03/01/37	13,000	13,750	(a)
5.30%	08/14/58	8,000	8,092	(a)
5.45%	03/01/47	10,000	10,633	(a)
Athene Holding Ltd.
4.13%	01/12/28	14,000	13,431	(a)
Avangrid Inc.
3.15%	12/01/24	22,000	21,393	(a)
Bank of America Corp.
2.65%	04/01/19	23,000	22,991	(a)
3.95%	04/21/25	21,000	20,805	(a)
4.25%	10/22/26	10,000	10,068	(a)
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter)
2.37%	07/21/21	14,000	13,750	(a,c)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	20,000	19,800	(a,c)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	29,000	28,199	(a,c)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	11,000	10,533	(a,c,h)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	17,000	16,281	(a,c)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	23,000	23,423	(a,c)
Bank of America Corp. (5.40% fixed rate until 04/30/18; 3.63% + 3 month USD LIBOR thereafter)
5.40%	12/31/49	34,000	34,015	(a,c)
Barrick North America Finance LLC
5.70%	05/30/41	5,000	5,722	(a)
BAT Capital Corp.
2.30%	08/14/20	11,000	10,784	(a,h)
2.76%	08/15/22	13,000	12,583	(a,h)
3.56%	08/15/27	8,000	7,671	(a,h)
4.39%	08/15/37	7,000	6,937	(a,h)
4.54%	08/15/47	6,000	5,905	(a,h)
Baxalta Inc.
2.88%	06/23/20	16,000	15,876	(a)
Becton Dickinson and Co.
2.89%	06/06/22	15,000	14,549	(a)
3.70%	06/06/27	28,000	27,007	(a)
3.73%	12/15/24	2,000	1,966	(a)
4.67%	06/06/47	5,000	5,063	(a)
Berkshire Hathaway Energy Co.
2.40%	02/01/20	17,000	16,857	(a)
3.25%	04/15/28	10,000	9,654	(a,h)
3.80%	07/15/48	7,000	6,682	(a,h)
6.13%	04/01/36	9,000	11,499	(a)
Berry Global Inc.
5.13%	07/15/23	25,000	25,282	(a)
Biogen Inc.
2.90%	09/15/20	7,000	6,956	(a)
BNP Paribas S.A.
5.00%	01/15/21	7,000	7,362	(a)
Boston Scientific Corp.
4.00%	03/01/28	15,000	15,032	(a)
BP Capital Markets PLC
1.38%	05/10/18	23,000	22,971	(a)
2.52%	01/15/20	7,000	6,958	(a)
3.22%	11/28/23	24,000	23,814	(a)
3.28%	09/19/27	12,000	11,659	(a)

State Street Income V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
Brighthouse Financial Inc.
3.70%	06/22/27	$2,000	$1,857	(a,h)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%	01/15/21	7,000	6,797	(a)
2.65%	01/15/23	5,000	4,757	(a)
3.13%	01/15/25	7,000	6,602	(a)
3.88%	01/15/27	6,000	5,839	(a)
Brown-Forman Corp.
4.00%	04/15/38	4,000	4,038
Buckeye Partners LP
5.60%	10/15/44	10,000	10,004	(a)
Bunge Limited Finance Corp.
3.75%	09/25/27	7,000	6,765	(a)
Campbell Soup Co.
3.30%	03/15/21	18,000	18,126
Canadian Natural Resources Ltd.
3.85%	06/01/27	5,000	4,904	(a)
4.95%	06/01/47	4,000	4,184	(a)
Capital One Financial Corp.
4.20%	10/29/25	16,000	15,837	(a)
Cardinal Health Inc.
2.62%	06/15/22	6,000	5,798	(a)
3.08%	06/15/24	8,000	7,636	(a)
3.41%	06/15/27	3,000	2,826	(a)
4.37%	06/15/47	4,000	3,784	(a)
Caterpillar Financial Services Corp.
2.55%	11/29/22	23,000	22,359	(a)
Caterpillar Inc.
3.80%	08/15/42	6,000	6,004
Catholic Health Initiatives
2.60%	08/01/18	15,000	15,018	(a)
4.35%	11/01/42	16,000	14,792	(a)
CBS Corp.
2.50%	02/15/23	9,000	8,562	(a)
2.90%	01/15/27	11,000	9,978	(a)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%	04/01/24	15,000	15,263	(a,h)
Celgene Corp.
3.45%	11/15/27	2,000	1,899	(a)
4.55%	02/20/48	10,000	9,830	(a)
5.00%	08/15/45	7,000	7,306	(a)
Cenovus Energy Inc.
5.40%	06/15/47	3,000	3,020	(a)
CenterPoint Energy Inc.
2.50%	09/01/22	13,000	12,587	(a)
CenturyLink Inc.
5.80%	03/15/22	30,000	29,289	(a)
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	22,000	21,974	(a,h)
CF Industries Inc.
7.13%	05/01/20	16,000	17,060	(a)
Charles River Laboratories International Inc.
5.50%	04/01/26	10,000	10,138	(d,h)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	24,000	24,000	(a)
4.91%	07/23/25	16,000	16,319	(a)
5.38%	05/01/47	6,000	5,843	(a)
6.38%	10/23/35	5,000	5,568	(a)
6.48%	10/23/45	7,000	7,732	(a)
Chevron Corp.
2.42%	11/17/20	7,000	6,941	(a)
3.19%	06/24/23	14,000	14,029	(a)
Chevron Phillips Chemical Company LLC/Chevron Phillips Chemical Company LP
3.70%	06/01/28	35,000	35,147	(h)
Church & Dwight Company Inc.
2.45%	08/01/22	7,000	6,775	(a)
Cigna Corp.
3.25%	04/15/25	22,000	21,041	(a)
3.88%	10/15/47	8,000	7,146	(a)
Cimarex Energy Co.
3.90%	05/15/27	2,000	1,975	(a)
Cinemark USA Inc.
4.88%	06/01/23	18,000	17,752	(a)
Cisco Systems Inc.
2.20%	02/28/21	28,000	27,485	(a)
Citigroup Inc.

		Principal Amount	Fair Value
1.75%	05/01/18	$29,000	$28,981	(a)
2.05%	12/07/18	41,000	40,845	(a)
2.70%	10/27/22	14,000	13,567	(a)
2.90%	12/08/21	16,000	15,764	(a)
4.45%	09/29/27	6,000	6,075	(a)
4.75%	05/18/46	9,000	9,140	(a)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	20,000	19,460	(a,c)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	7,000	6,717	(a,c)
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28%	04/24/48	16,000	16,141	(a,c)
CMS Energy Corp.
4.88%	03/01/44	21,000	23,183	(a)
CNA Financial Corp.
3.45%	08/15/27	9,000	8,562	(a)
5.88%	08/15/20	32,000	33,942	(a)
CNH Industrial Capital LLC
3.38%	07/15/19	10,000	9,975	(a)
4.38%	11/06/20	8,000	8,135	(a)
4.88%	04/01/21	10,000	10,293	(a)
CNH Industrial N.V.
4.50%	08/15/23	17,000	17,351
Columbia Pipeline Group Inc.
3.30%	06/01/20	11,000	11,007	(a)
Comcast Corp.
3.38%	08/15/25	13,000	12,739	(a)
3.97%	11/01/47	6,000	5,682	(a)
4.20%	08/15/34	14,000	14,127	(a)
4.60%	08/15/45	6,000	6,216	(a)
Concho Resources Inc.
3.75%	10/01/27	5,000	4,889	(a)
4.88%	10/01/47	6,000	6,347	(a)
ConocoPhillips Co.
5.95%	03/15/46	5,000	6,446	(a)
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	14,000	13,373	(a)
Constellation Brands Inc.
2.70%	05/09/22	9,000	8,704	(a)
4.50%	05/09/47	5,000	4,993	(a)
Corning Inc.
4.38%	11/15/57	8,000	7,436	(a)
Corporation Andina de Fomento
2.20%	07/18/20	16,000	15,792	(a)
4.38%	06/15/22	71,000	74,462	(a)
Crane Co.
4.20%	03/15/48	5,000	4,975	(a)
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%	02/01/26	5,000	4,832	(a,h)
CSX Corp.
4.50%	08/01/54	12,000	11,862	(a)
CVS Health Corp.
2.25%	08/12/19	17,000	16,837
3.13%	03/09/20	51,000	51,110
3.35%	03/09/21	51,000	51,313
3.70%	03/09/23	17,000	17,110
3.88%	07/20/25	11,000	10,903	(a)
4.10%	03/25/25	17,000	17,162
4.30%	03/25/28	17,000	17,118
4.78%	03/25/38	20,000	20,328
5.05%	03/25/48	10,000	10,534
D.R. Horton Inc.
2.55%	12/01/20	16,000	15,766	(a)
Daimler Finance North America LLC
2.38%	08/01/18	150,000	149,916	(a,h)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	15,000	15,600	(a,h)
Dell International LLC/EMC Corp.
3.48%	06/01/19	32,000	32,154	(a,h)
5.45%	06/15/23	11,000	11,658	(a,h)
6.02%	06/15/26	9,000	9,687	(a,h)
8.10%	07/15/36	2,000	2,438	(h)
8.35%	07/15/46	6,000	7,623	(a,h)

State Street Income V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
Deutsche Bank AG
2.70%	07/13/20	$16,000	$15,669	(a)
3.70%	05/30/24	9,000	8,691	(a)
Devon Energy Corp.
4.00%	07/15/21	20,000	20,362
5.00%	06/15/45	8,000	8,496	(a)
Diageo Investment Corp.
2.88%	05/11/22	21,000	20,769	(a)
Discovery Communications LLC
2.20%	09/20/19	13,000	12,859	(a)
3.95%	03/20/28	13,000	12,465	(a)
5.00%	09/20/37	5,000	4,986	(a)
5.20%	09/20/47	2,000	1,993	(a)
Dollar General Corp.
1.88%	04/15/18	41,000	40,982	(a)
Dominion Energy Inc.
2.50%	12/01/19	16,000	15,853
2.58%	07/01/20	11,000	10,862	(a)
3.63%	12/01/24	12,000	11,961	(a)
DTE Energy Co.
2.85%	10/01/26	13,000	11,976	(a)
3.85%	12/01/23	9,000	9,168	(a)
Duke Energy Corp.
3.75%	09/01/46	5,000	4,527	(a)
Duke Energy Progress LLC
4.15%	12/01/44	13,000	13,370	(a)
Duke Realty LP
3.38%	12/15/27	7,000	6,679	(a)
Duquesne Light Holdings Inc.
3.62%	08/01/27	13,000	12,507	(a,h)
Eastman Chemical Co.
3.60%	08/15/22	9,000	9,069	(a)
Eaton Corp.
3.10%	09/15/27	12,000	11,294	(a)
Ecolab Inc.
3.25%	12/01/27	10,000	9,658	(a,h)
3.95%	12/01/47	6,000	5,832	(a,h)
Ecopetrol S.A.
5.88%	05/28/45	18,000	17,791	(a)
7.63%	07/23/19	7,000	7,403
Edison International
4.13%	03/15/28	17,000	17,154
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR
2.30%	05/01/20	13,000	13,083	(a,c)
Electricite de France S.A.
2.15%	01/22/19	46,000	45,783	(a,h)
Eli Lilly & Co.
3.70%	03/01/45	4,000	3,901	(a)
EMC Corp.
2.65%	06/01/20	39,000	37,522	(a)
Emera US Finance LP
4.75%	06/15/46	5,000	5,016	(a)
Enbridge Energy Partners LP
5.50%	09/15/40	6,000	6,313	(a)
Encana Corp.
3.90%	11/15/21	16,000	16,210	(a)
Energy Transfer Equity LP
5.88%	01/15/24	46,000	47,495	(a)
Energy Transfer Partners LP
6.50%	02/01/42	19,000	20,551	(a)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	12,000	12,139	(a)
Entergy Louisiana LLC
3.05%	06/01/31	13,000	12,125	(a)
4.00%	03/15/33	5,000	5,107
Enterprise Products Operating LLC
3.95%	02/15/27	13,000	13,088	(a)
4.25%	02/15/48	14,000	13,633	(a)
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	7,000	6,803	(a,c)
Envision Healthcare Corp.
6.25%	12/01/24	29,000	29,942	(a,h)
EQT Corp.
3.00%	10/01/22	6,000	5,828	(a)
3.90%	10/01/27	8,000	7,669	(a)

		Principal Amount	Fair Value
ERP Operating LP
4.50%	07/01/44	$9,000	$9,378	(a)
Exelon Corp.
3.50%	06/01/22	12,000	11,876	(a)
4.45%	04/15/46	9,000	9,211	(a)
Express Scripts Holding Co.
3.40%	03/01/27	9,000	8,478	(a)
4.80%	07/15/46	6,000	6,118	(a)
Exxon Mobil Corp.
2.22%	03/01/21	11,000	10,834	(a)
FedEx Corp.
4.10%	02/01/45	2,000	1,906	(a)
FirstEnergy Corp.
3.90%	07/15/27	6,000	5,885	(a)
4.85%	07/15/47	4,000	4,193	(a)
Florida Power & Light Co.
4.13%	02/01/42	21,000	21,833	(a)
Ford Motor Co.
4.35%	12/08/26	21,000	20,774	(a)
Freeport-McMoRan Inc.
3.10%	03/15/20	24,000	23,730	(a)
Frontier Communications Corp.
7.13%	03/15/19	26,000	26,000	(a)
General Dynamics Corp.
2.13%	08/15/26	9,000	8,142	(a)
General Motors Co.
5.20%	04/01/45	5,000	4,901	(a)
General Motors Financial Company Inc.
3.15%	01/15/20	22,000	21,952	(a)
3.20%	07/13/20	9,000	8,974	(a)
5.25%	03/01/26	24,000	25,354	(a)
Georgia-Pacific LLC
3.60%	03/01/25	5,000	5,030	(a,h)
Gilead Sciences Inc.
2.55%	09/01/20	7,000	6,943	(a)
2.95%	03/01/27	3,000	2,846	(a)
3.50%	02/01/25	10,000	10,000	(a)
3.65%	03/01/26	6,000	6,020	(a)
4.15%	03/01/47	13,000	12,850	(a)
Glencore Funding LLC
2.50%	01/15/19	33,000	32,883	(h)
Halliburton Co.
3.80%	11/15/25	15,000	15,038	(a)
5.00%	11/15/45	10,000	10,907	(a)
HCA Inc.
4.75%	05/01/23	40,000	40,300	(a)
Hess Corp.
4.30%	04/01/27	7,000	6,850	(a)
5.60%	02/15/41	6,000	6,126	(a)
5.80%	04/01/47	4,000	4,185	(a)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	7,000	7,475	(a)
Highwoods Realty LP
4.13%	03/15/28	9,000	8,950	(a)
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%	10/01/25	24,000	23,760	(a,h)
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid- Market Swap Rate thereafter)
6.50%	12/31/99	15,000	15,389	(c)
Hyundai Capital America
3.10%	04/05/22	7,000	6,873	(a,h)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%	08/01/20	24,000	24,495	(a)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	22,000	22,003	(a)
Intel Corp.
2.60%	05/19/26	23,000	21,718	(a)
2.88%	05/11/24	7,000	6,846	(a)
International Paper Co.
4.40%	08/15/47	9,000	8,579	(a)
Interstate Power & Light Co.
3.40%	08/15/25	9,000	8,871	(a)
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.
6.00%	07/15/25	14,000	14,298	(a,h)
Jabil Inc.
3.95%	01/12/28	14,000	13,562	(a)

State Street Income V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
JB Poindexter & Company Inc.
9.00%	04/01/22	$10,000	$10,313	(a,h)
Jefferies Group LLC
5.13%	01/20/23	15,000	15,860	(a)
6.50%	01/20/43	16,000	17,849	(a)
Johnson & Johnson
2.63%	01/15/25	31,000	29,970	(a)
3.63%	03/03/37	11,000	10,966	(a)
Johnson Controls International PLC
4.50%	02/15/47	7,000	7,116	(a)
JPMorgan Chase & Co.
2.30%	08/15/21	31,000	30,104	(a)
2.55%	10/29/20	20,000	19,743	(a)
3.30%	04/01/26	18,000	17,409	(a)
3.63%	12/01/27	11,000	10,552	(a)
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%	01/23/29	10,000	9,678	(a,c)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	10,000	9,688	(a,c)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	5,000	4,737	(a,c)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	7,000	6,788	(a,c)
JPMorgan Chase & Co. (4.63% fixed rate until 11/01/22; 2.58% + 3 month USD LIBOR thereafter)
4.63%	12/31/99	15,000	14,304	(a,c)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	55,000	57,750	(a,c)
JPMorgan Chase & Co. (7.90% fixed rate until 04/30/18; 3.47% + 3 month USD LIBOR thereafter)
7.90%	12/29/49	15,000	15,069	(a,c)
Kinder Morgan Energy Partners LP
3.50%	03/01/21	7,000	6,999	(a)
6.38%	03/01/41	9,000	10,215	(a)
Kinder Morgan Inc.
3.05%	12/01/19	8,000	7,981	(a)
4.30%	03/01/28	22,000	21,863
5.05%	02/15/46	9,000	8,829	(a)
5.55%	06/01/45	15,000	15,681	(a)
Kraft Heinz Foods Co.
4.38%	06/01/46	12,000	10,981	(a)
Kreditanstalt fuer Wiederaufbau
4.50%	07/16/18	85,000	85,603	(a)
Lamb Weston Holdings Inc.
4.63%	11/01/24	23,000	22,827	(a,h)
Lee Enterprises Inc.
9.50%	03/15/22	35,000	36,400	(a,h)
Lennar Corp.
4.50%	11/15/19	8,000	8,100	(a)
4.75%	05/30/25	11,000	10,801	(a)
4.75%	11/29/27	15,000	14,400	(a,h)
Levi Strauss & Co.
5.00%	05/01/25	26,000	26,195	(a)
Lincoln National Corp.
3.63%	12/12/26	10,000	9,858	(a)
3.80%	03/01/28	10,000	9,913	(a)
4.35%	03/01/48	9,000	8,877	(a)
Lithia Motors Inc.
5.25%	08/01/25	3,000	3,000	(a,h)
LYB International Finance BV
4.88%	03/15/44	7,000	7,320	(a)
Macy’s Retail Holdings Inc.
4.30%	02/15/43	6,000	4,887	(a)
Marathon Oil Corp.
3.85%	06/01/25	10,000	9,891	(a)
Marathon Petroleum Corp.
3.63%	09/15/24	13,000	12,912	(a)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	17,000	16,868	(a)
Masco Corp.
3.50%	11/15/27	6,000	5,728	(a)

		Principal Amount	Fair Value
McDonald’s Corp.
3.70%	01/30/26	$7,000	$7,040	(a)
4.88%	12/09/45	8,000	8,697	(a)
Medtronic Inc.
2.50%	03/15/20	18,000	17,891	(a)
4.63%	03/15/45	12,000	13,103	(a)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	20,000	20,355	(a)
Merck & Company Inc.
2.75%	02/10/25	20,000	19,292	(a)
MetLife Inc.
4.05%	03/01/45	3,000	2,872	(a)
4.72%	12/15/44	12,000	12,783	(a)
MGM Resorts International
4.63%	09/01/26	16,000	15,280	(a)
6.63%	12/15/21	33,000	35,445	(a)
Microsoft Corp.
1.55%	08/08/21	16,000	15,368	(a)
2.40%	08/08/26	21,000	19,546	(a)
3.45%	08/08/36	9,000	8,795	(a)
4.00%	02/12/55	9,000	9,124	(a)
4.10%	02/06/37	8,000	8,483	(a)
4.25%	02/06/47	9,000	9,692	(a)
4.50%	02/06/57	5,000	5,515	(a)
Molina Healthcare Inc.
4.88%	06/15/25	24,000	22,410	(a,h)
Molson Coors Brewing Co.
2.10%	07/15/21	11,000	10,577	(a)
4.20%	07/15/46	8,000	7,550	(a)
Monsanto Co.
4.70%	07/15/64	5,000	4,806	(a)
Morgan Stanley
2.45%	02/01/19	54,000	53,877	(a)
2.63%	11/17/21	26,000	25,359	(a)
2.65%	01/27/20	25,000	24,835	(a)
2.75%	05/19/22	15,000	14,623	(a)
3.70%	10/23/24	10,000	9,949	(a)
3.95%	04/23/27	29,000	28,259	(a)
5.00%	11/24/25	20,000	20,993
Morgan Stanley (3.77% fixed rate until 01/24/28; 1.14% + 3 month USD LIBOR thereafter)
3.77%	01/24/29	10,000	9,825	(a,c)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	9,000	8,775	(a,c)
MPLX LP
3.38%	03/15/23	11,000	10,889	(a)
4.50%	04/15/38	10,000	9,871	(a)
4.70%	04/15/48	8,000	7,831	(a)
5.20%	03/01/47	4,000	4,182	(a)
Murphy Oil Corp.
5.75%	08/15/25	56,000	55,300	(a)
Mylan Inc.
4.55%	04/15/28	17,000	17,053	(d,h)
5.20%	04/15/48	7,000	7,076	(d,h)
Mylan N.V.
3.15%	06/15/21	9,000	8,877	(a)
3.95%	06/15/26	8,000	7,758	(a)
National Retail Properties Inc.
4.00%	11/15/25	16,000	15,938	(a)
Navient Corp.
8.00%	03/25/20	31,000	33,015	(a)
Newell Brands Inc.
3.85%	04/01/23	9,000	8,976	(a)
5.50%	04/01/46	10,000	10,550	(a)
Newmont Mining Corp.
4.88%	03/15/42	13,000	13,668	(a)
Nexen Energy ULC
6.40%	05/15/37	9,000	11,175	(a)
NGPL PipeCo LLC
4.88%	08/15/27	2,000	1,980	(a,h)
Noble Energy Inc.
3.90%	11/15/24	17,000	17,117	(a)
5.05%	11/15/44	3,000	3,132	(a)
Nordstrom Inc.
5.00%	01/15/44	2,000	1,875	(a)

State Street Income V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
Northern States Power Co.
2.20%	08/15/20	$45,000	$44,352	(a)
Northrop Grumman Corp.
2.08%	10/15/20	7,000	6,847	(a)
2.55%	10/15/22	7,000	6,784	(a)
2.93%	01/15/25	12,000	11,507	(a)
3.25%	01/15/28	10,000	9,549	(a)
3.85%	04/15/45	6,000	5,630	(a)
4.03%	10/15/47	8,000	7,699	(a)
Novartis Capital Corp.
3.00%	11/20/25	3,000	2,927	(a)
NRG Energy Inc.
6.25%	07/15/22	26,000	26,772	(a)
Nucor Corp.
4.13%	09/15/22	8,000	8,298	(a)
Occidental Petroleum Corp.
4.10%	02/15/47	8,000	8,007	(a)
4.20%	03/15/48	5,000	5,044
Omnicom Group Inc.
3.63%	05/01/22	15,000	15,124	(a)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	2,000	1,960	(a,h)
Oracle Corp.
1.90%	09/15/21	16,000	15,450	(a)
2.40%	09/15/23	10,000	9,578	(a)
3.25%	11/15/27	11,000	10,725	(a)
3.80%	11/15/37	5,000	4,931	(a)
4.00%	07/15/46 - 11/15/47	14,000	13,846	(a)
Owens Corning
4.40%	01/30/48	5,000	4,639	(a)
Pacific Gas & Electric Co.
3.40%	08/15/24	68,000	66,675	(a)
PacifiCorp
6.25%	10/15/37	10,000	13,029	(a)
Packaging Corporation of America
3.40%	12/15/27	5,000	4,791	(a)
Parker-Hannifin Corp.
3.25%	03/01/27	44,000	43,031	(a)
Party City Holdings Inc.
6.13%	08/15/23	8,000	8,140	(a,h)
Penske Automotive Group Inc.
5.38%	12/01/24	19,000	19,000	(a)
PepsiCo Inc.
3.45%	10/06/46	6,000	5,522	(a)
Petroleos Mexicanos
5.35%	02/12/28	10,000	9,848	(a,h)
5.63%	01/23/46	10,000	8,915	(a)
6.35%	02/12/48	10,000	9,662	(a,h)
6.38%	01/23/45	12,000	11,658	(a)
6.50%	03/13/27	25,000	26,700	(a)
6.75%	09/21/47	20,000	20,257	(a)
PetSmart Inc.
5.88%	06/01/25	20,000	14,400	(a,h)
Pfizer Inc.
3.00%	12/15/26	9,000	8,713	(a)
4.13%	12/15/46	9,000	9,277	(a)
4.40%	05/15/44	6,000	6,419	(a)
Philip Morris International Inc.
4.13%	03/04/43	11,000	10,886	(a)
Phillips 66
3.90%	03/15/28	17,000	16,934
Phillips 66 Partners LP
3.75%	03/01/28	7,000	6,767	(a)
4.68%	02/15/45	8,000	7,792	(a)
Plains All American Pipeline LP/PAA Finance Corp.
4.70%	06/15/44	8,000	7,130	(a)
5.75%	01/15/20	8,000	8,312	(a)
Potash Corporation of Saskatchewan Inc.
4.00%	12/15/26	5,000	5,000	(a)
PPL Capital Funding Inc.
3.10%	05/15/26	30,000	28,380	(a)
Precision Castparts Corp.
4.38%	06/15/45	12,000	12,928	(a)
Prudential Financial Inc. (4.50% fixed rate until 09/15/27; 2.38% + 3 month USD LIBOR thereafter)
4.50%	09/15/47	8,000	7,631	(a,c)

		Principal Amount	Fair Value
Prudential Financial Inc. (5.38% fixed rate until 05/15/25; 3.03% + 3 month USD LIBOR thereafter)
5.38%	05/15/45	$19,000	$19,465	(a,c)
Public Service Electric & Gas Co.
2.38%	05/15/23	48,000	46,146	(a)
PulteGroup Inc.
4.25%	03/01/21	10,000	10,075	(a)
5.50%	03/01/26	20,000	20,662	(a)
QUALCOMM Inc.
2.90%	05/20/24	2,000	1,912	(a)
3.00%	05/20/22	5,000	4,924	(a)
3.25%	05/20/27	2,000	1,897	(a)
4.30%	05/20/47	5,000	4,843	(a)
Realty Income Corp.
3.00%	01/15/27	13,000	12,079	(a)
Republic Services Inc.
3.38%	11/15/27	6,000	5,782	(a)
Reynolds American Inc.
4.45%	06/12/25	8,000	8,228	(a)
Rio Tinto Finance USA PLC
4.13%	08/21/42	10,000	10,190	(a)
Rockwell Collins Inc.
3.50%	03/15/27	11,000	10,608	(a)
Rogers Communications Inc.
5.00%	03/15/44	6,000	6,610	(a)
RPM International Inc.
3.75%	03/15/27	11,000	10,740	(a)
Ryder System Inc.
2.45%	09/03/19	53,000	52,617	(a)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	10,000	9,850	(a)
5.00%	03/15/27	6,000	6,231	(a)
Santander Holdings USA Inc.
2.65%	04/17/20	27,000	26,685	(a)
3.70%	03/28/22	27,000	27,049
4.40%	07/13/27	10,000	9,903
Schlumberger Holdings Corp.
3.00%	12/21/20	10,000	9,975	(a,h)
Select Income REIT
4.25%	05/15/24	15,000	14,593	(a)
Sempra Energy
3.40%	02/01/28	10,000	9,590	(a)
3.80%	02/01/38	6,000	5,658	(a)
4.00%	02/01/48	6,000	5,613	(a)
Shell International Finance BV
3.25%	05/11/25	10,000	9,936	(a)
3.40%	08/12/23	9,000	9,100	(a)
3.75%	09/12/46	7,000	6,766	(a)
4.13%	05/11/35	9,000	9,323	(a)
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	7,000	6,760	(a)
2.88%	09/23/23	7,000	6,681	(a)
3.20%	09/23/26	5,000	4,667	(a)
Simon Property Group LP
3.38%	06/15/27	14,000	13,515	(a)
Sinclair Television Group Inc.
5.38%	04/01/21	45,000	45,394	(a)
Smithfield Foods Inc.
2.70%	01/31/20	8,000	7,887	(a,h)
4.25%	02/01/27	13,000	12,868	(a,h)
South Carolina Electric & Gas Co.
4.10%	06/15/46	2,000	1,920	(a)
Southern California Edison Co.
2.40%	02/01/22	20,000	19,473	(a)
Southern Copper Corp.
5.88%	04/23/45	8,000	9,057	(a)
Southwestern Electric Power Co.
2.75%	10/01/26	11,000	10,202	(a)
Spectra Energy Partners LP
3.38%	10/15/26	2,000	1,886	(a)
4.50%	03/15/45	5,000	4,841	(a)
Sprint Corp.
7.63%	02/15/25	50,000	49,065	(a)
Standard Industries Inc.
5.38%	11/15/24	52,000	52,650	(a,h)

State Street Income V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
Suncor Energy Inc.
4.00%	11/15/47	$3,000	$2,937	(a)
Sunoco Logistics Partners Operations LP
5.40%	10/01/47	11,000	10,467	(a)
Sunoco LP/Sunoco Finance Corp.
4.88%	01/15/23	7,000	6,764	(a,h)
5.88%	03/15/28	7,000	6,781	(a,h)
Sysco Corp.
3.25%	07/15/27	10,000	9,596	(a)
T-Mobile USA Inc.
4.50%	02/01/26	21,000	20,107	(a)
6.63%	04/01/23	27,000	27,894	(a)
Tampa Electric Co.
4.35%	05/15/44	19,000	19,346	(a)
Target Corp.
2.50%	04/15/26	15,000	13,918	(a)
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	11,000	12,124	(a,h)
Teck Resources Ltd.
4.75%	01/15/22	14,000	14,140	(a)
Tenet Healthcare Corp.
4.75%	06/01/20	16,000	16,120	(a)
6.00%	10/01/20	44,000	45,487	(a)
Teva Pharmaceutical Finance Netherlands III BV
1.70%	07/19/19	46,000	44,412	(a)
2.20%	07/21/21	8,000	7,206	(a)
The Allstate Corp.
4.20%	12/15/46	8,000	8,098	(a)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	25,000	26,319	(a,c)
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter)
2.66%	05/16/23	17,000	16,541	(a,c)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	50,000	48,625	(a,c)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	22,000	20,906	(a,c)
The Boeing Co.
3.25%	03/01/28	15,000	14,845	(a)
3.55%	03/01/38	17,000	16,584	(a)
The Dow Chemical Co.
4.25%	10/01/34	18,000	18,065	(a)
The George Washington University
4.13%	09/15/48	8,000	8,092	(d)
The Goldman Sachs Group Inc.
2.30%	12/13/19	51,000	50,431	(a)
2.35%	11/15/21	24,000	23,160	(a)
2.63%	04/25/21	26,000	25,455	(a)
2.90%	07/19/18	30,000	30,072	(a)
3.85%	01/26/27	12,000	11,829	(a)
4.25%	10/21/25	4,000	4,021	(a)
4.80%	07/08/44	12,000	12,919	(a)
5.15%	05/22/45	17,000	18,309	(a)
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	31,000	30,188	(a,c)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	10,000	9,787	(a,c)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	8,000	7,736	(a,c)
The Hartford Financial Services Group Inc. (3.96% fixed rate until 04/02/18; 2.13% + 3 month USD LIBOR thereafter)
3.96%	02/12/47	10,000	9,723	(a,c,h)
The Home Depot Inc.
3.35%	09/15/25	4,000	3,985	(a)
3.50%	09/15/56	11,000	9,831	(a)
3.90%	06/15/47	9,000	8,933	(a)
The Kroger Co.
2.95%	11/01/21	24,000	23,789	(a)
4.65%	01/15/48	6,000	5,831	(a)

		Principal Amount	Fair Value
The Mosaic Co.
5.63%	11/15/43	$5,000	$5,253	(a)
The Nielsen Company Luxembourg Sarl
5.00%	02/01/25	16,000	15,800	(a,h)
The Sherwin-Williams Co.
2.25%	05/15/20	11,000	10,813	(a)
2.75%	06/01/22	7,000	6,813	(a)
The Southern Co.
1.85%	07/01/19	45,000	44,390
4.40%	07/01/46	8,000	8,004	(a)
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	34,000	32,549	(a,c)
The Walt Disney Co.
4.13%	06/01/44	8,000	8,394	(a)
Time Warner Cable LLC
4.50%	09/15/42	5,000	4,384	(a)
6.55%	05/01/37	11,000	12,346	(a)
Time Warner Inc.
5.35%	12/15/43	11,000	11,736	(a)
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	12,000	11,762	(h)
Tyco Electronics Group S.A.
2.35%	08/01/19	35,000	34,813	(a)
3.13%	08/15/27	11,000	10,582	(a)
Tyson Foods Inc.
2.65%	08/15/19	7,000	6,965	(a)
4.55%	06/02/47	4,000	4,012	(a)
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	45,000	46,237	(a,c)
Union Pacific Corp.
3.60%	09/15/37	4,000	3,857	(a)
4.10%	09/15/67	6,000	5,769	(a)
United Technologies Corp.
3.75%	11/01/46	6,000	5,413	(a)
UnitedHealth Group Inc.
4.75%	07/15/45	10,000	10,997	(a)
Vale Overseas Ltd.
4.38%	01/11/22	4,000	4,096	(a)
6.25%	08/10/26	18,000	20,149	(a)
6.88%	11/10/39	8,000	9,469	(a)
Vale S.A.
5.63%	09/11/42	5,000	5,275	(a)
Valeant Pharmaceuticals International Inc.
7.00%	03/15/24	36,000	37,530	(a,h)
Valvoline Inc.
4.38%	08/15/25	13,000	12,594	(a)
Ventas Realty LP
3.25%	10/15/26	25,000	23,540	(a)
Verizon Communications Inc.
3.38%	02/15/25	8,000	7,870	(a)
4.40%	11/01/34	15,000	14,795	(a)
4.67%	03/15/55	10,000	9,505	(a)
4.86%	08/21/46	22,000	22,218	(a)
5.01%	04/15/49	7,000	7,267	(a)
5.25%	03/16/37	9,000	9,689	(a)
Viacom Inc.
3.45%	10/04/26	11,000	10,410	(a)
5.25%	04/01/44	3,000	3,047	(a)
Virginia Electric & Power Co.
4.00%	11/15/46	11,000	10,900	(a)
Visa Inc.
3.15%	12/14/25	10,000	9,831	(a)
4.30%	12/14/45	9,000	9,610	(a)
Vornado Realty LP
3.50%	01/15/25	10,000	9,680	(a)
Vulcan Materials Co.
3.90%	04/01/27	8,000	7,883	(a)
Wabtec Corp.
3.45%	11/15/26	2,000	1,915	(a)
Walgreens Boots Alliance Inc.
4.65%	06/01/46	6,000	5,832	(a)
Walmart Inc.
3.63%	12/15/47	8,000	7,788	(a)

State Street Income V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
WEC Energy Group Inc.
3.55%	06/15/25	$19,000	$18,865	(a)
WellCare Health Plans Inc.
5.25%	04/01/25	19,000	19,072	(a)
Wells Fargo & Co.
2.63%	07/22/22	28,000	27,084	(a)
3.90%	05/01/45	4,000	3,907	(a)
4.75%	12/07/46	15,000	15,379	(a)
Wells Fargo & Co. (3.58% fixed rate until 05/22/27; 1.31% + 3 month USD LIBOR thereafter)
3.58%	05/22/28	13,000	12,680	(a,c)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	32,000	33,664	(a,c)
Wells Fargo & Co. (5.89% fixed rate until 06/15/18; 3.77% + 3 month USD LIBOR thereafter)
5.89%	03/29/49	16,000	16,228	(a,c)
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter)
5.90%	12/29/49	29,000	29,873	(a,c)
Western Digital Corp.
4.75%	02/15/26	10,000	10,005	(a)
Western Gas Partners LP
4.00%	07/01/22	5,000	5,001	(a)
5.38%	06/01/21	9,000	9,390	(a)
Westlake Chemical Corp.
3.60%	08/15/26	7,000	6,768	(a)
4.38%	11/15/47	2,000	1,930	(a)
5.00%	08/15/46	7,000	7,377	(a)
WestRock Co.
3.00%	09/15/24	10,000	9,559	(a,h)
Williams Partners LP
3.75%	06/15/27	7,000	6,695	(a)
4.85%	03/01/48	9,000	8,907
4.90%	01/15/45	7,000	6,933	(a)
5.40%	03/04/44	4,000	4,191	(a)
Willis North America Inc.
3.60%	05/15/24	14,000	13,770	(a)
WPP Finance 2010
3.75%	09/19/24	16,000	15,768	(a)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%	05/15/27	18,000	17,640	(a,h)
Xilinx Inc.
2.95%	06/01/24	9,000	8,645	(a)
XPO Logistics Inc.
6.50%	06/15/22	17,000	17,553	(a,h)
Yamana Gold Inc.
4.63%	12/15/27	10,000	9,815	(a,h)
Zoetis Inc.
3.00%	09/12/27	7,000	6,569	(a)
			8,629,394
Non-Agency Collateralized Mortgage Obligations – 3.8%
BANK 2018-BNK10
4.16%	02/15/61	16,831	16,558	(a,c)
BXP Trust 2017-GM
3.38%	06/13/39	61,000	60,344	(a,h)
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	98,309	99,605	(a,c)
4.03%	12/10/49	31,273	32,113	(a,c)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	25,000	26,431	(a,c)
GS Mortgage Securities Corp. II
4.14%	03/10/51	25,000	25,838	(c)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	68,000	64,835	(a)
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	73,990	74,906	(a)
GS Mortgage Securities Trust 2017-GS8 A4
3.47%	11/10/50	63,977	63,439	(a)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	15,000	15,365	(a,c)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	15,160	15,151	(a,h)
6.11%	07/15/40	7,612	7,605	(a,c)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	908	1	(a,e)

		Principal Amount	Fair Value
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.38%	02/15/48	$319,782	$20,707	(a,c,e)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.95%	03/15/48	383,186	18,489	(a,c,e)
Morgan Stanley Capital I Trust 2006-IQ11
6.25%	10/15/42	50,000	51,412	(a,c)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	10,279	10,268	(a,c)
Morgan Stanley Capital I Trust 2007-IQ16
6.12%	12/12/49	821	820	(a,c)
Morgan Stanley Capital I Trust 2016-UBS9
1.23%	03/15/49	307,247	20,549	(a,c,e)
Wells Fargo Commercial Mortgage Trust 2017-RB1
3.64%	03/15/50	43,392	43,868	(a)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	25,000	25,801	(a)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	58,000	60,123	(a,c)
4.59%	03/15/47	28,980	24,559	(a,c,h)
			778,787
Sovereign Bonds – 0.3%
Government of Mexico
4.00%	10/02/23	14,000	14,354
4.75%	03/08/44	24,000	23,328	(a)
Government of Peru
5.63%	11/18/50	13,000	15,714	(a)
Government of Uruguay
5.10%	06/18/50	14,499	15,013
			68,409
Municipal Bonds and Notes – 1.7%
American Municipal Power Inc.
6.27%	02/15/50	15,000	19,487	(a)
Commonwealth of Massachusetts
5.00%	01/01/45	35,000	40,523
Metropolitan St. Louis Sewer District
5.00%	05/01/47	35,000	40,466
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	15,548	(a)
New York City Water & Sewer System
5.00%	06/15/40	100,000	115,989
Port Authority of New York & New Jersey
4.46%	10/01/62	40,000	43,772	(a)
State of California
5.70%	11/01/21	40,000	43,886	(a)
State of Illinois
5.10%	06/01/33	10,000	9,373	(a)
The University of Texas System
3.35%	08/15/47	10,000	9,536	(a)
			338,580
FNMA (TBA) – 0.0%*
Lehman
5.50%	TBA	50,705	1,095	(i,j)
Total Bonds and Notes (Cost $20,422,872)			20,378,998

		Number of Shares	Fair Value
Domestic Equity – 0.1%
Preferred Stock – 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $23,300) 932			24,502	(a,c)

		Principal Amount	Fair Value
Purchased Options – 0.0%*
Purchased Option – 0.0%
(Cost $1,382)			2,438
Total Investments in Securities (Cost $20,447,554)			20,405,938

Fair Value
Short-Term Investments – 3.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.62% (Cost $698,278)	698,278	$698,278	(a,f,k)

Total Investments (Cost $21,145,832)	21,104,216
Liabilities in Excess of Other Assets, net – (2.3)%	(468,657)

NET ASSETS – 100.0%	$20,635,559

Other Information:

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation
Markit CDX North America Investment Grade Index	CME Group Inc.	$529	1.00%/ Quarterly	12/20/22	$(9,812)	$(10,525)	$713

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/ Received Fixed Rate/ Payment Frequency	Floating Rate	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation
CME Group Inc.	$160	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.62%	10/16/43	$8,205	$—	$8,205
CME Group Inc.	$61	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.65%	11/07/43	$2,816	$—	$2,816
CME Group Inc.	$98	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.67%	10/24/43	$4,090	$—	$4,090
CME Group Inc.	$293	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.77%	01/16/44	$7,210	$—	$7,210

								$22,321

The Fund had the following long futures contracts open at March 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond Futures	June 2018	7	1,083,862	$1,123,281	$39,419
5 Yr. U.S. Treasury Notes Futures	June 2018	11	1,255,185	1,259,071	3,886
10 Yr. U.S. Treasury Notes Futures	June 2018	41	4,914,523	4,966,766	52,243

					$95,548

The Fund had the following short futures contracts open at March 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
U.S. Long Bond Futures	June 2018	4	(571,617)	$(586,500)	$(14,883)
2 Yr. U.S. Treasury Notes Futures	June 2018	7	(1,487,956)	(1,488,266)	(310)
10 Yr. U.S. Treasury Ultra Futures	June 2018	4	(511,953)	(519,438)	(7,485)

					$(22,678)

					$72,870

The Fund had the following open Purchased Options contracts at March 31, 2018:

Purchased Options

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Calls
10 Yr. U.S. Treasury Note Futures – June 2018	Goldman Sachs & Co.	121.50	5/25/2018	4	$4,000	$2,438	$1,382	$1,056

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At March 31, 2018, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.
(b)	Step coupon bond.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(f)	Coupon amount represents effective yield.
(g)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to $1,176,482 or 5.70% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors .
(i)	Security is in default.
(j)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors . Security value is determined based on level 3 inputs.
(k)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of March 31, 2018.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:

CMT        Constant Maturity Treasury

LIBOR     London Interbank Offered Rate

REIT        Real Estate Investment Trust

REMIC    Real Estate Mortgage Investment Conduit

STRIPS   Separate Trading of Registered Interest and Principal of Security

TBA        To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2018:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$7,395,669	$—	$7,395,669
Agency Mortgage Backed	—	2,592,327	—	2,592,327
Agency Collateralized Mortgage Obligations	—	88,167	—	88,167
Asset Backed	—	486,570	—	486,570
Corporate Notes	—	8,629,394	—	8,629,394
Non-Agency Collateralized Mortgage Obligations	—	778,787	—	778,787
Sovereign Bonds	—	68,409	—	68,409
Municipal Bonds and Notes	—	338,580	—	338,580
FNMA (TBA)	—	—	1,095	1,095
Preferred Stock	24,502	—	—	24,502
Purchased Options	2,438	—	—	2,438
Short-Term Investments	698,278	—	—	698,278

Total Investments in Securities	$725,218	$20,377,903	$1,095	$21,104,216

Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	$—	$713	$—	$713
Interest Rate Swap Contracts - Unrealized Appreciation	—	22,321	—	22,321
Long Futures Contracts - Unrealized Appreciation	95,548	—	—	95,548
Short Futures Contracts - Unrealized Depreciation	(22,678)	—	—	(22,678)

Total Other Financial Instruments	$72,870	$23,034	$—	$95,904

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	587,481	$587,481	$1,892,909	$1,782,112	$—	$—	698,278	$698,278	$2,308

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Domestic Equity – 36.1% †
Common Stock – 36.1%
Advertising – 0.0%*
Clear Channel Outdoor Holdings Inc., Class A	823	$4,033
Cogint Inc.	233	582	(a)
Emerald Expositions Events Inc.	297	5,786
MDC Partners Inc., Class A	1,024	7,373	(a)
National CineMedia Inc.	1,224	6,352
Omnicom Group Inc.	7,999	581,287
The Interpublic Group of Companies Inc.	13,224	304,549
		909,962
Aerospace & Defense – 1.0%
AAR Corp.	609	26,863
Aerojet Rocketdyne Holdings Inc.	1,177	32,921	(a)
Aerovironment Inc.	410	18,659	(a)
Arconic Inc.	14,123	325,394
Astronics Corp.	348	12,980	(a)
Axon Enterprise Inc.	934	36,716	(a)
Cubic Corp.	436	27,730
Curtiss-Wright Corp.	1,099	148,442
Ducommun Inc.	204	6,197	(a)
Engility Holdings Inc.	359	8,760	(a)
Esterline Technologies Corp.	645	47,182	(a)
General Dynamics Corp.	9,509	2,100,538
Harris Corp.	4,142	668,022
Huntington Ingalls Industries Inc.	1,600	412,416
KLX Inc.	1,259	89,465	(a)
Kratos Defense & Security Solutions Inc.	1,634	16,814	(a)
L3 Technologies Inc.	2,692	559,936
Lockheed Martin Corp.	8,534	2,883,895
Mercury Systems Inc.	854	41,265	(a)
Moog Inc., Class A	568	46,809	(a)
National Presto Industries Inc.	99	9,281
Northrop Grumman Corp.	5,987	2,090,181
Orbital ATK Inc.	405	53,707
Raytheon Co.	10,001	2,158,416
Rockwell Collins Inc.	5,502	741,945
Sparton Corp.	188	3,273	(a)
Teledyne Technologies Inc.	246	46,044	(a)
Textron Inc.	9,098	536,509
The Boeing Co.	19,029	6,239,228
The KeyW Holding Corp.	721	5,667	(a)
TransDigm Group Inc.	1,664	510,748
Triumph Group Inc.	925	23,310
United Technologies Corp.	25,682	3,231,309
Vectrus Inc.	210	7,820	(a)
Wesco Aircraft Holdings Inc.	1,112	11,398	(a)
		23,179,840
Agricultural & Farm Machinery – 0.1%
AGCO Corp.	466	30,220
Deere & Co.	11,173	1,735,390
Lindsay Corp.	186	17,008
The Toro Co.	740	46,213
Titan International Inc.	888	11,198
		1,840,029
Agricultural Products – 0.1%
Alico Inc.	66	1,795
Archer-Daniels-Midland Co.	19,404	841,552
Darling Ingredients Inc.	2,971	51,398	(a)
Fresh Del Monte Produce Inc.	608	27,506
Ingredion Inc.	499	64,331
Limoneira Co.	240	5,695
		992,277
Air Freight & Logistics – 0.3%
Air Transport Services Group Inc.	1,090	25,419	(a)
Atlas Air Worldwide Holdings Inc.	441	26,658	(a)
CH Robinson Worldwide Inc.	4,808	450,558
Echo Global Logistics Inc.	423	11,675	(a)
Expeditors International of Washington Inc.	6,050	382,965
FedEx Corp.	8,561	2,055,582

	Number of Shares	Fair Value
Forward Air Corp.	543	$28,703
Hub Group Inc., Class A	582	24,357	(a)
Radiant Logistics Inc.	505	1,954	(a)
United Parcel Service Inc., Class B	23,743	2,484,942
		5,492,813
Airlines – 0.2%
Alaska Air Group Inc.	4,066	251,929
Allegiant Travel Co.	229	39,514
American Airlines Group Inc.	14,228	739,287
Delta Air Lines Inc.	22,737	1,246,215
Hawaiian Holdings Inc.	952	36,843
JetBlue Airways Corp.	2,209	44,887	(a)
SkyWest Inc.	883	48,035
Southwest Airlines Co.	18,733	1,073,026
United Continental Holdings Inc.	8,561	594,733	(a)
		4,074,469
Alternative Carriers – 0.0%*
CenturyLink Inc.	33,823	555,712
Cogent Communications Holdings Inc.	750	32,550
Globalstar Inc.	7,534	5,180	(a)
Iridium Communications Inc.	1,344	15,120	(a)
ORBCOMM Inc.	1,307	12,246	(a)
pdvWireless Inc.	200	5,970	(a)
Vonage Holdings Corp.	3,845	40,949	(a)
		667,727
Aluminum – 0.0%*
Century Aluminum Co.	820	13,563	(a)
Kaiser Aluminum Corp.	306	30,875
		44,438
Apparel Retail – 0.2%
Abercrombie & Fitch Co., Class A	1,266	30,650
American Eagle Outfitters Inc.	4,121	82,132
Ascena Retail Group Inc.	3,466	6,967	(a)
Boot Barn Holdings Inc.	265	4,698	(a)
Caleres Inc.	797	26,779
Chico’s FAS Inc.	2,209	19,969
Citi Trends Inc.	286	8,840
DSW Inc., Class A	1,217	27,334
Express Inc.	1,496	10,711	(a)
Foot Locker Inc.	3,938	179,337
Francesca’s Holdings Corp.	734	3,523	(a)
Genesco Inc.	370	15,022	(a)
Guess? Inc.	1,045	21,673
L Brands Inc.	8,458	323,180
Ross Stores Inc.	13,316	1,038,382
Shoe Carnival Inc.	216	5,141
Tailored Brands Inc.	884	22,153
The Buckle Inc.	577	12,781
The Cato Corp., Class A	510	7,517
The Children’s Place Inc.	313	42,333
The Finish Line Inc., Class A	669	9,058
The Gap Inc.	7,007	218,618
The TJX Companies Inc.	21,670	1,767,405
Tilly’s Inc., Class A	209	2,362
Urban Outfitters Inc.	560	20,698	(a)
Zumiez Inc.	363	8,676	(a)
		3,915,939
Apparel, Accessories & Luxury Goods – 0.1%
Carter’s Inc.	332	34,561
Columbia Sportswear Co.	518	39,591
Delta Apparel Inc.	140	2,523	(a)
Fossil Group Inc.	824	10,465	(a)
G-III Apparel Group Ltd.	778	29,315	(a)
Hanesbrands Inc.	11,180	205,936
Iconix Brand Group Inc.	856	950	(a)
Michael Kors Holdings Ltd.	5,440	337,715	(a)
Movado Group Inc.	312	11,981
Oxford Industries Inc.	305	22,741
Perry Ellis International Inc.	249	6,424	(a)
PVH Corp.	2,588	391,901
Ralph Lauren Corp.	1,818	203,252
Sequential Brands Group Inc.	787	1,641	(a)
Superior Uniform Group Inc.	159	4,177
Tapestry Inc.	9,509	500,268
Under Armour Inc., Class A	6,888	112,619	(a)

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Under Armour Inc., Class C	6,931	$99,460	(a)
Vera Bradley Inc.	408	4,329	(a)
VF Corp.	11,409	845,635
		2,865,484
Application Software – 0.5%
8x8 Inc.	1,583	29,523	(a)
ACI Worldwide Inc.	2,826	67,033	(a)
Adobe Systems Inc.	16,842	3,639,219	(a,b)
Agilysys Inc.	301	3,588	(a)
American Software Inc., Class A	521	6,773
ANSYS Inc.	2,900	454,401	(a)
Aspen Technology Inc.	1,339	105,634	(a)
Autodesk Inc.	7,723	969,854	(a)
Blackbaud Inc.	1,207	122,885
Blackline Inc.	512	20,076	(a)
Bottomline Technologies de Inc.	687	26,621	(a)
Cadence Design Systems Inc.	10,200	375,054	(a)
Callidus Software Inc.	1,171	42,097	(a)
CDK Global Inc.	870	55,106
Citrix Systems Inc.	4,278	396,998	(a)
Digimarc Corp.	187	4,479	(a)
Ebix Inc.	434	32,333
Ellie Mae Inc.	621	57,095	(a)
Everbridge Inc.	321	11,749	(a)
Fair Isaac Corp.	752	127,366
Glu Mobile Inc.	2,085	7,860	(a)
HubSpot Inc.	622	67,363	(a)
Intuit Inc.	8,381	1,452,846
Manhattan Associates Inc.	460	19,265	(a)
MicroStrategy Inc., Class A	179	23,089	(a)
Mitek Systems Inc.	595	4,403	(a)
MobileIron Inc.	892	4,415	(a)
Model N Inc.	444	8,014	(a)
Monotype Imaging Holdings Inc.	813	18,252
Park City Group Inc.	224	1,960	(a)
Paycom Software Inc.	901	96,758	(a)
Paylocity Holding Corp.	465	23,822	(a)
Pegasystems Inc.	655	39,726
PROS Holdings Inc.	506	16,703	(a)
PTC Inc.	803	62,642	(a)
QAD Inc., Class A	189	7,872
RealNetworks Inc.	415	1,270	(a)
RealPage Inc.	1,080	55,620	(a)
RingCentral Inc., Class A	1,174	74,549	(a)
salesforce.com Inc.	23,705	2,756,892	(a)
Synchronoss Technologies Inc.	775	8,176	(a)
Synopsys Inc.	4,900	407,876	(a)
Telenav Inc.	652	3,521	(a)
The Ultimate Software Group Inc.	200	48,740	(a)
Tyler Technologies Inc.	242	51,052	(a)
Upland Software Inc.	170	4,894	(a)
Verint Systems Inc.	1,131	48,181	(a)
VirnetX Holding Corp.	988	3,903	(a)
Workiva Inc.	439	10,404	(a)
Zendesk Inc.	1,788	85,592	(a)
Zix Corp.	1,087	4,641	(a)
		11,968,185
Asset Management & Custody Banks – 0.4%
Affiliated Managers Group Inc.	1,905	361,150
Ameriprise Financial Inc.	4,993	738,664
Arlington Asset Investment Corp., Class A	390	4,306
Artisan Partners Asset Management Inc., Class A	844	28,105
BlackRock Inc.	4,237	2,295,268
Cohen & Steers Inc.	401	16,305
Diamond Hill Investment Group Inc.	54	11,154
Eaton Vance Corp.	824	45,872
Federated Investors Inc., Class B	673	22,478
Financial Engines Inc.	1,046	36,610
Franklin Resources Inc.	11,386	394,866
GAMCO Investors Inc., Class A	65	1,614
Hamilton Lane Inc., Class A	261	9,717
Invesco Ltd.	14,064	450,189
Legg Mason Inc.	596	24,227
Medley Management Inc., Class A	167	952

	Number of Shares	Fair Value
Northern Trust Corp.	7,428	$766,050
Pzena Investment Management Inc., Class A	243	2,704
Safeguard Scientifics Inc.	435	5,329	(a)
SEI Investments Co.	900	67,419
Silvercrest Asset Management Group Inc., Class A	195	2,964
State Street Corp.	12,636	1,260,188	(c)
T Rowe Price Group Inc.	8,437	910,943
The Bank of New York Mellon Corp.	34,554	1,780,568
Virtus Investment Partners Inc.	127	15,723
Waddell & Reed Financial Inc., Class A	1,396	28,213
Westwood Holdings Group Inc.	172	9,716
WisdomTree Investments Inc.	1,977	18,129
		9,309,423
Auto Parts & Equipment – 0.0%*
American Axle & Manufacturing Holdings Inc.	1,879	28,598	(a)
BorgWarner Inc.	6,803	341,715
Cooper-Standard Holdings Inc.	313	38,440	(a)
Dana Inc.	3,630	93,509
Dorman Products Inc.	505	33,436	(a)
Fox Factory Holding Corp.	664	23,174	(a)
Gentex Corp.	1,895	43,623
Gentherm Inc.	700	23,765	(a)
Horizon Global Corp.	368	3,032	(a)
LCI Industries	432	44,993
Modine Manufacturing Co.	946	20,008	(a)
Motorcar Parts of America Inc.	367	7,865	(a)
Shiloh Industries Inc.	381	3,315	(a)
Standard Motor Products Inc.	399	18,980
Stoneridge Inc.	539	14,876	(a)
Superior Industries International Inc.	503	6,690
Tenneco Inc.	930	51,029
Tower International Inc.	306	8,491
VOXX International Corp.	459	2,272	(a)
		807,811
Automobile Manufacturers – 0.1%
Ford Motor Co.	134,310	1,488,155
General Motors Co.	44,023	1,599,796
Thor Industries Inc.	341	39,273
Winnebago Industries Inc.	541	20,341
		3,147,565
Automotive Retail – 0.1%
Advance Auto Parts Inc.	2,729	323,523
America’s Car-Mart Inc.	109	5,499	(a)
Asbury Automotive Group Inc.	355	23,963	(a)
AutoNation Inc.	423	19,788	(a)
AutoZone Inc.	921	597,443	(a)
Camping World Holdings Inc., Class A	562	18,125
CarMax Inc.	6,328	391,956	(a)
Carvana Co.	287	6,581	(a)
Group 1 Automotive Inc.	357	23,326
Lithia Motors Inc., Class A	428	43,023
Monro Inc.	596	31,946
Murphy USA Inc.	224	16,307	(a)
O’Reilly Automotive Inc.	2,921	722,597	(a)
Sonic Automotive Inc., Class A	477	9,039
		2,233,116
Biotechnology – 1.0%
AbbVie Inc.	55,020	5,207,643	(b)
Abeona Therapeutics Inc.	457	6,558	(a)
Acceleron Pharma Inc.	689	26,940	(a)
Achaogen Inc.	549	7,110	(a)
Achillion Pharmaceuticals Inc.	2,351	8,722	(a)
Acorda Therapeutics Inc.	735	17,383	(a)
Adamas Pharmaceuticals Inc.	275	6,572	(a)
Aduro Biotech Inc.	716	6,659	(a)
Advaxis Inc.	737	1,246	(a)
Agenus Inc.	1,467	6,910	(a)
Aimmune Therapeutics Inc.	665	21,167	(a)
Akebia Therapeutics Inc.	825	7,862	(a)
Alder Biopharmaceuticals Inc.	1,179	14,973	(a)
Alexion Pharmaceuticals Inc.	7,696	857,796	(a)
AMAG Pharmaceuticals Inc.	701	14,125	(a)

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Amgen Inc.	23,058	$3,930,928
Amicus Therapeutics Inc.	3,373	50,730	(a)
AnaptysBio Inc.	327	34,034	(a)
Anavex Life Sciences Corp.	655	1,808	(a)
Apellis Pharmaceuticals Inc.	200	4,422	(a)
Ardelyx Inc.	639	3,227	(a)
Arena Pharmaceuticals Inc.	866	34,207	(a)
ARMO BioSciences Inc.	124	4,639	(a)
Array BioPharma Inc.	3,671	59,911	(a)
Arsanis Inc.	84	1,923	(a)
Asterias Biotherapeutics Inc.	449	651	(a)
Atara Biotherapeutics Inc.	595	23,205	(a)
Athenex Inc.	130	2,211	(a)
Athersys Inc.	1,530	2,800	(a)
Audentes Therapeutics Inc.	363	10,908	(a)
Avexis Inc.	511	63,149	(a)
Bellicum Pharmaceuticals Inc.	423	2,775	(a)
BioCryst Pharmaceuticals Inc.	1,493	7,122	(a)
Biogen Inc.	7,308	2,001,077	(a)
Biohaven Pharmaceutical Holding Company Ltd.	575	14,812	(a)
BioSpecifics Technologies Corp.	109	4,833	(a)
BioTime Inc.	1,269	3,414	(a)
Bluebird Bio Inc.	882	150,601	(a)
Blueprint Medicines Corp.	769	70,517	(a)
Calithera Biosciences Inc.	580	3,654	(a)
Calyxt Inc.	151	1,981	(a)
Cara Therapeutics Inc.	451	5,583	(a)
Catalyst Pharmaceuticals Inc.	1,641	3,922	(a)
Celgene Corp.	26,020	2,321,244	(a)
Celldex Therapeutics Inc.	1,930	4,497	(a)
ChemoCentryx Inc.	422	5,739	(a)
Chimerix Inc.	862	4,482	(a)
Clovis Oncology Inc.	819	43,243	(a)
Coherus Biosciences Inc.	591	6,531	(a)
Conatus Pharmaceuticals Inc.	483	2,835	(a)
Concert Pharmaceuticals Inc.	333	7,626	(a)
Corbus Pharmaceuticals Holdings Inc.	839	5,118	(a)
Corvus Pharmaceuticals Inc.	90	1,038	(a)
Cue Biopharma Inc.	207	2,908	(a)
Curis Inc.	2,270	1,483	(a)
Cytokinetics Inc.	675	4,860	(a)
CytomX Therapeutics Inc.	541	15,391	(a)
Deciphera Pharmaceuticals Inc.	152	3,046	(a)
Denali Therapeutics Inc.	292	5,749	(a)
Dyax Corp.	4,362	10,687
Dynavax Technologies Corp.	1,128	22,391	(a)
Eagle Pharmaceuticals Inc.	141	7,429	(a)
Edge Therapeutics Inc.	327	386	(a)
Editas Medicine Inc.	640	21,216	(a)
Emergent BioSolutions Inc.	607	31,959	(a)
Enanta Pharmaceuticals Inc.	278	22,493	(a)
Epizyme Inc.	812	14,413	(a)
Esperion Therapeutics Inc.	292	21,120	(a)
Exact Sciences Corp.	2,120	85,500	(a)
Fate Therapeutics Inc.	709	6,920	(a)
FibroGen Inc.	1,285	59,367	(a)
Five Prime Therapeutics Inc.	541	9,294	(a)
Flexion Therapeutics Inc.	604	13,536	(a)
Fortress Biotech Inc.	629	2,862	(a)
Foundation Medicine Inc.	270	21,262	(a)
G1 Therapeutics Inc.	265	9,818	(a)
Genocea Biosciences Inc.	541	568	(a)
Genomic Health Inc.	374	11,702	(a)
Geron Corp.	2,688	11,424	(a)
Gilead Sciences Inc.	45,027	3,394,586
Global Blood Therapeutics Inc.	699	33,762	(a)
Halozyme Therapeutics Inc.	2,220	43,490	(a)
Heron Therapeutics Inc.	1,018	28,097	(a)
Idera Pharmaceuticals Inc.	1,813	3,336	(a)
Immune Design Corp.	226	746	(a)
ImmunoGen Inc.	1,713	18,021	(a)
Immunomedics Inc.	1,766	25,801	(a)
Incyte Corp.	6,100	508,313	(a)
Inovio Pharmaceuticals Inc.	1,336	6,293	(a)
Insmed Inc.	1,391	31,325	(a)

	Number of Shares	Fair Value
Insys Therapeutics Inc.	475	$2,869	(a)
Intellia Therapeutics Inc.	264	5,568	(a)
Invitae Corp.	735	3,447	(a)
Iovance Biotherapeutics Inc.	1,334	22,545	(a)
Ironwood Pharmaceuticals Inc.	2,435	37,572	(a)
Jounce Therapeutics Inc.	269	6,012	(a)
Karyopharm Therapeutics Inc.	690	9,260	(a)
Keryx Biopharmaceuticals Inc.	1,588	6,495	(a)
Kindred Biosciences Inc.	398	3,443	(a)
Kura Oncology Inc.	361	6,769	(a)
La Jolla Pharmaceutical Co.	279	8,309	(a)
Lexicon Pharmaceuticals Inc.	843	7,225	(a)
Ligand Pharmaceuticals Inc.	374	61,770	(a)
Loxo Oncology Inc.	425	49,032	(a)
MacroGenics Inc.	640	16,102	(a)
Madrigal Pharmaceuticals Inc.	81	9,460	(a)
Matinas BioPharma Holdings Inc.	997	763	(a)
MediciNova Inc.	593	6,060	(a)
Merrimack Pharmaceuticals Inc.	245	1,972
Mersana Therapeutics Inc.	93	1,467	(a)
MiMedx Group Inc.	1,829	12,748	(a)
Minerva Neurosciences Inc.	371	2,319	(a)
Miragen Therapeutics Inc.	239	1,675	(a)
Momenta Pharmaceuticals Inc.	1,309	23,758	(a)
Myriad Genetics Inc.	1,170	34,573	(a)
NantKwest Inc.	332	1,291	(a)
Natera Inc.	525	4,867	(a)
NewLink Genetics Corp.	438	3,175	(a)
Novavax Inc.	5,417	11,376	(a)
Organovo Holdings Inc.	1,876	1,932	(a)
Otonomy Inc.	534	2,243	(a)
PDL BioPharma Inc.	2,959	8,699	(a)
Pieris Pharmaceuticals Inc.	649	4,426	(a)
Portola Pharmaceuticals Inc.	1,023	33,411	(a)
Progenics Pharmaceuticals Inc.	1,405	10,481	(a)
Protagonist Therapeutics Inc.	151	1,297	(a)
PTC Therapeutics Inc.	764	20,674	(a)
Puma Biotechnology Inc.	520	35,386	(a)
Ra Pharmaceuticals Inc.	158	839	(a)
Radius Health Inc.	721	25,913	(a)
Recro Pharma Inc.	253	2,786	(a)
Regeneron Pharmaceuticals Inc.	2,712	933,904	(a)
REGENXBIO Inc.	512	15,283	(a)
Repligen Corp.	678	24,530	(a)
Retrophin Inc.	726	16,233	(a)
Rhythm Pharmaceuticals Inc.	151	3,005	(a)
Rigel Pharmaceuticals Inc.	2,728	9,657	(a)
Sage Therapeutics Inc.	751	120,964	(a)
Sangamo Therapeutics Inc.	1,486	28,234	(a)
Sarepta Therapeutics Inc.	1,110	82,240	(a)
Selecta Biosciences Inc.	265	2,700	(a)
Seres Therapeutics Inc.	358	2,628	(a)
Solid Biosciences Inc.	164	1,230	(a)
Spark Therapeutics Inc.	500	33,295	(a)
Spectrum Pharmaceuticals Inc.	1,602	25,776	(a)
Stemline Therapeutics Inc.	529	8,094	(a)
Strongbridge Biopharma PLC	408	3,611	(a)
Syndax Pharmaceuticals Inc.	130	1,850	(a)
Synergy Pharmaceuticals Inc.	4,284	7,840	(a)
Syros Pharmaceuticals Inc.	278	3,608	(a)
TG Therapeutics Inc.	947	13,447	(a)
Tocagen Inc.	328	3,887	(a)
Trevena Inc.	893	1,465	(a)
Ultragenyx Pharmaceutical Inc.	821	41,863	(a)
United Therapeutics Corp.	300	33,708	(a)
Vanda Pharmaceuticals Inc.	738	12,435	(a)
VBI Vaccines Inc.	637	2,229	(a)
Veracyte Inc.	223	1,240	(a)
Versartis Inc.	550	908	(a)
Vertex Pharmaceuticals Inc.	8,754	1,426,727	(a)
Voyager Therapeutics Inc.	238	4,472	(a)
vTv Therapeutics Inc., Class A	106	431	(a)
Xencor Inc.	647	19,397	(a)
ZIOPHARM Oncology Inc.	2,449	9,600	(a)
		23,031,117

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Brewers – 0.0%*
Craft Brew Alliance Inc.	250	$4,650	(a)
Molson Coors Brewing Co., Class B	6,569	494,843
The Boston Beer Company Inc., Class A	215	40,646	(a)
		540,139
Broadcasting – 0.1%
AMC Networks Inc., Class A	348	17,992	(a)
CBS Corp., Class B	11,553	593,709
Discovery Communications Inc., Class A	5,819	124,701	(a)
Discovery Communications Inc., Class C	11,431	223,133	(a)
Entercom Communications Corp., Class A	2,426	23,411
Entravision Communications Corp., Class A	1,320	6,204
Gray Television Inc.	1,455	18,478	(a)
Hemisphere Media Group Inc.	122	1,372	(a)
Media General Inc.	2,076	208
Nexstar Media Group Inc.	780	51,870
Saga Communications Inc., Class A	76	2,831
Salem Media Group Inc.	191	688
Sinclair Broadcast Group Inc., Class A	1,330	41,629
TEGNA Inc.	1,495	17,028
The EW Scripps Co., Class A	1,071	12,841
Townsquare Media Inc., Class A	207	1,642
		1,137,737
Building Products – 0.1%
AAON Inc.	717	27,963
Advanced Drainage Systems Inc.	695	18,001
American Woodmark Corp.	265	26,089	(a)
AO Smith Corp.	5,000	317,950
Apogee Enterprises Inc.	533	23,106
Armstrong Flooring Inc.	470	6,378	(a)
Builders FirstSource Inc.	2,025	40,176	(a)
Continental Building Products Inc.	708	20,213	(a)
CSW Industrials Inc.	290	13,065	(a)
Fortune Brands Home & Security Inc.	5,069	298,513
Gibraltar Industries Inc.	527	17,839	(a)
Griffon Corp.	601	10,968
Insteel Industries Inc.	351	9,698
JELD-WEN Holding Inc.	1,254	38,397	(a)
Johnson Controls International PLC	32,152	1,133,036
Lennox International Inc.	263	53,749
Masco Corp.	10,923	441,726
Masonite International Corp.	516	31,657	(a)
NCI Building Systems Inc.	800	14,160	(a)
Patrick Industries Inc.	435	26,905	(a)
PGT Innovations Inc.	834	15,554	(a)
Ply Gem Holdings Inc.	438	9,461	(a)
Quanex Building Products Corp.	689	11,989
Simpson Manufacturing Company Inc.	719	41,407
Trex Company Inc.	540	58,736	(a)
Universal Forest Products Inc.	1,122	36,409
		2,743,145
Cable & Satellite – 0.4%
Cable One Inc.	32	21,988
Charter Communications Inc., Class A	6,379	1,985,272	(a)
Comcast Corp., Class A	159,689	5,456,573
DISH Network Corp., Class A	7,700	291,753	(a)
Loral Space & Communications Inc.	261	10,871	(a)
MSG Networks Inc., Class A	1,142	25,809	(a)
WideOpenWest Inc.	393	2,810	(a)
		7,795,076
Casinos & Gaming – 0.1%
Boyd Gaming Corp.	2,042	65,058
Caesars Entertainment Corp.	2,390	26,888	(a)
Century Casinos Inc.	441	3,290	(a)
Churchill Downs Inc.	325	79,316
Eldorado Resorts Inc.	881	29,073	(a)
Empire Resorts Inc.	39	673	(a)
Golden Entertainment Inc.	197	4,576	(a)
MGM Resorts International	17,900	626,858
Monarch Casino & Resort Inc.	216	9,135	(a)

	Number of Shares	Fair Value
Penn National Gaming Inc.	1,494	$39,233	(a)
Pinnacle Entertainment Inc.	938	28,281	(a)
PlayAGS Inc.	224	5,210	(a)
Red Rock Resorts Inc., Class A	1,287	37,683
Scientific Games Corp., Class A	1,350	56,160	(a)
Wynn Resorts Ltd.	2,687	490,001
		1,501,435
Coal & Consumable Fuels – 0.0%*
Arch Coal Inc., Class A	353	32,434
Cloud Peak Energy Inc.	1,400	4,074	(a)
NACCO Industries Inc., Class A	76	2,496
Peabody Energy Corp.	1,224	44,676
Westmoreland Coal Co.	365	150	(a)
		83,830
Commercial Printing – 0.0%*
Brady Corp., Class A	878	32,618
Deluxe Corp.	1,194	88,368
Ennis Inc.	518	10,205
InnerWorkings Inc.	764	6,914	(a)
LSC Communications Inc.	633	11,046
Multi-Color Corp.	226	14,927
Quad/Graphics Inc.	579	14,678
RR Donnelley & Sons Co.	1,328	11,593
		190,349
Commodity Chemicals – 0.1%
AdvanSix Inc.	567	19,720	(a)
Cabot Corp.	423	23,570
Core Molding Technologies Inc.	190	3,388
Hawkins Inc.	192	6,749
Koppers Holdings Inc.	406	16,687	(a)
Kronos Worldwide Inc.	464	10,486
LyondellBasell Industries N.V., Class A	11,065	1,169,349
Olin Corp.	1,168	35,495
Trecora Resources	399	5,426	(a)
Tredegar Corp.	513	9,208
Trinseo S.A.	811	60,055
Tronox Ltd., Class A	1,537	28,342
Valvoline Inc.	1,367	30,252
		1,418,727
Communications Equipment – 0.4%
Acacia Communications Inc.	350	13,461	(a)
ADTRAN Inc.	867	13,482
Aerohive Networks Inc.	476	1,923	(a)
Applied Optoelectronics Inc.	335	8,395	(a)
CalAmp Corp.	560	12,813	(a)
Calix Inc.	830	5,686	(a)
Casa Systems Inc.	151	4,430	(a)
Ciena Corp.	3,630	94,017	(a)
Cisco Systems Inc.	165,534	7,099,753
Clearfield Inc.	229	2,954	(a)
Comtech Telecommunications Corp.	451	13,480
Digi International Inc.	520	5,356	(a)
EMCORE Corp.	471	2,685	(a)
Extreme Networks Inc.	2,073	22,948	(a)
F5 Networks Inc.	2,012	290,955	(a)
Finisar Corp.	2,042	32,284	(a)
Harmonic Inc.	1,543	5,863	(a)
Infinera Corp.	2,600	28,236	(a)
InterDigital Inc.	878	64,621
Juniper Networks Inc.	10,903	265,270
KVH Industries Inc.	306	3,167	(a)
Lumentum Holdings Inc.	1,108	70,690	(a)
Motorola Solutions Inc.	5,434	572,200
NETGEAR Inc.	568	32,490	(a)
NetScout Systems Inc.	2,030	53,491	(a)
Oclaro Inc.	3,137	29,990	(a)
Plantronics Inc.	809	48,839
Quantenna Communications Inc.	400	5,480	(a)
Ribbon Communications Inc.	960	4,896	(a)
Ubiquiti Networks Inc.	406	27,933	(a)
ViaSat Inc.	1,361	89,445	(a)
Viavi Solutions Inc.	4,171	40,542	(a)
		8,967,775

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Computer & Electronics Retail – 0.0%*
Best Buy Company Inc.	8,568	$599,674
Conn’s Inc.	296	10,064	(a)
GameStop Corp., Class A	685	8,645
Rent-A-Center Inc.	811	6,999
		625,382
Construction & Engineering – 0.1%
AECOM	1,097	39,086	(a)
Aegion Corp.	574	13,150	(a)
Ameresco Inc., Class A	412	5,356	(a)
Argan Inc.	270	11,597
Comfort Systems USA Inc.	638	26,318
Dycom Industries Inc.	771	82,983	(a)
EMCOR Group Inc.	1,470	114,557
Fluor Corp.	4,533	259,378
Granite Construction Inc.	976	54,519
Great Lakes Dredge & Dock Corp.	1,192	5,483	(a)
HC2 Holdings Inc.	645	3,393	(a)
IES Holdings Inc.	156	2,363	(a)
Jacobs Engineering Group Inc.	4,490	265,583
KBR Inc.	3,568	57,766
Layne Christensen Co.	358	5,341	(a)
MasTec Inc.	1,193	56,131	(a)
MYR Group Inc.	279	8,599	(a)
Northwest Pipe Co.	217	3,754	(a)
NV5 Global Inc.	147	8,195	(a)
Orion Group Holdings Inc.	522	3,440	(a)
Primoris Services Corp.	677	16,911
Quanta Services Inc.	5,528	189,887	(a)
Sterling Construction Company Inc.	489	5,604	(a)
Tutor Perini Corp.	630	13,892	(a)
Valmont Industries Inc.	160	23,408
		1,276,694
Construction Machinery & Heavy Trucks – 0.2%
Alamo Group Inc.	157	17,254
American Railcar Industries Inc.	157	5,873
Astec Industries Inc.	387	21,355
Blue Bird Corp.	119	2,820	(a)
Caterpillar Inc.	20,515	3,023,501
Commercial Vehicle Group Inc.	566	4,387	(a)
Cummins Inc.	5,386	873,017
Douglas Dynamics Inc.	355	15,389
Federal Signal Corp.	1,052	23,165
FreightCar America Inc.	248	3,323
Meritor Inc.	1,552	31,909	(a)
Miller Industries Inc.	220	5,500
Navistar International Corp.	900	31,473	(a)
Oshkosh Corp.	521	40,258
PACCAR Inc.	12,347	817,001
REV Group Inc.	422	8,761
Spartan Motors Inc.	666	11,455
Terex Corp.	547	20,463
The Greenbrier Companies Inc.	523	26,281
The Manitowoc Company Inc.	544	15,482	(a)
Trinity Industries Inc.	1,033	33,707
Twin Disc Inc.	199	4,326	(a)
Wabash National Corp.	1,098	22,849
Wabtec Corp.	595	48,433
		5,107,982
Construction Materials – 0.1%
Eagle Materials Inc.	334	34,419
Forterra Inc.	361	3,004	(a)
Martin Marietta Materials Inc.	2,255	467,461
Summit Materials Inc., Class A	1,973	59,742	(a)
United States Lime & Minerals Inc.	38	2,781
US Concrete Inc.	286	17,274	(a)
Vulcan Materials Co.	4,476	511,025
		1,095,706
Consumer Electronics – 0.0%*
GoPro Inc., Class A	2,032	9,734	(a)
Universal Electronics Inc.	262	13,637	(a)
ZAGG Inc.	406	4,953	(a)
		28,324
Consumer Finance – 0.3%
American Express Co.	24,885	2,321,273
Capital One Financial Corp.	16,875	1,616,962
Discover Financial Services	12,482	897,830

	Number of Shares	Fair Value
Encore Capital Group Inc.	433	$19,572	(a)
Enova International Inc.	538	11,863	(a)
EZCORP Inc., Class A	1,014	13,385	(a)
FirstCash Inc.	829	67,356
Green Dot Corp., Class A	854	54,793	(a)
LendingClub Corp.	5,689	19,911	(a)
Navient Corp.	10,529	138,140
Nelnet Inc., Class A	339	17,767
PRA Group Inc.	810	30,780	(a)
Regional Management Corp.	214	6,814	(a)
SLM Corp.	3,061	34,314	(a)
Synchrony Financial	25,221	845,660
World Acceptance Corp.	90	9,477	(a)
		6,105,897
Copper – 0.0%*
Freeport-McMoRan Inc.	46,448	816,092	(a)
Southern Copper Corp.	1,879	101,804
		917,896
Data Processing & Outsourced Services – 1.0%
Alliance Data Systems Corp.	1,559	331,849
Automatic Data Processing Inc.	15,421	1,749,975
Blackhawk Network Holdings Inc.	955	42,689	(a)
Broadridge Financial Solutions Inc.	812	89,068
Cardtronics PLC, Class A	861	19,209	(a)
Cass Information Systems Inc.	237	14,104
Convergys Corp.	2,298	51,981
CoreLogic Inc.	576	26,052	(a)
CSG Systems International Inc.	587	26,585
DST Systems Inc.	405	33,878
Everi Holdings Inc.	1,206	7,923	(a)
ExlService Holdings Inc.	597	33,295	(a)
Fidelity National Information Services Inc.	11,178	1,076,441
Fiserv Inc.	14,486	1,032,997	(a)
Global Payments Inc.	5,303	591,391
Information Services Group Inc.	600	2,508	(a)
Jack Henry & Associates Inc.	540	65,313
Mastercard Inc., Class A	31,852	5,579,196
MAXIMUS Inc.	1,612	107,585
MoneyGram International Inc.	597	5,146	(a)
Paychex Inc.	10,862	668,991
PayPal Holdings Inc.	39,013	2,959,916	(a)
Sabre Corp.	1,566	33,591
StarTek Inc.	254	2,484	(a)
Sykes Enterprises Inc.	653	18,898	(a)
Syntel Inc.	641	16,365	(a)
The Western Union Co.	15,645	300,853
Total System Services Inc.	5,581	481,417
TTEC Holdings Inc.	263	8,074
Visa Inc., Class A	62,157	7,435,220
WEX Inc.	280	43,854	(a)
		22,856,848
Department Stores – 0.0%*
Dillard’s Inc., Class A	387	31,092
JC Penney Company Inc.	5,875	17,743	(a)
Kohl’s Corp.	5,518	361,484
Macy’s Inc.	10,075	299,630
Nordstrom Inc.	4,154	201,095
Sears Holdings Corp.	223	595	(a)
		911,639
Distillers & Vintners – 0.1%
Brown-Forman Corp., Class B	8,307	451,901
Constellation Brands Inc., Class A	5,808	1,323,759
MGP Ingredients Inc.	249	22,308
		1,797,968
Distributors – 0.0%*
Core-Mark Holding Company Inc.	820	17,433
Genuine Parts Co.	5,037	452,524
LKQ Corp.	10,450	396,578	(a)
Pool Corp.	277	40,503
Weyco Group Inc.	129	4,334
		911,372
Diversified Banks – 1.8%
Bank of America Corp.	328,998	9,866,650
Citigroup Inc.	88,332	5,962,410

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
JPMorgan Chase & Co.	118,078	$12,985,038
U.S. Bancorp	54,311	2,742,706
Wells Fargo & Co.	150,906	7,908,983
		39,465,787
Diversified Chemicals – 0.3%
DowDuPont Inc.	80,754	5,144,837
Eastman Chemical Co.	4,968	524,522
LSB Industries Inc.	420	2,575	(a)
The Chemours Co.	1,279	62,300
		5,734,234
Diversified Metals & Mining – 0.0%*
Compass Minerals International Inc.	832	50,170
Materion Corp.	358	18,276
		68,446
Diversified Real Estate Activities – 0.0%*
Consolidated-Tomoka Land Co.	80	5,028
Tejon Ranch Co.	336	7,765	(a)
The RMR Group Inc., Class A	135	9,443
The St Joe Co.	832	15,683	(a)
		37,919
Diversified REITs – 0.0%*
Alexander & Baldwin Inc.	1,707	39,483
American Assets Trust Inc.	670	22,385
Armada Hoffler Properties Inc.	847	11,595
Gladstone Commercial Corp.	448	7,768
Global Net Lease Inc.	1,288	21,741
Gramercy Property Trust	2,938	63,843
Investors Real Estate Trust	2,456	12,747
iStar Inc.	1,279	13,007	(a)
Lexington Realty Trust	3,944	31,039
Liberty Property Trust	1,031	40,962
One Liberty Properties Inc.	273	6,033
PS Business Parks Inc.	355	40,129
RAIT Financial Trust	1,861	301
Select Income REIT	1,110	21,623
Washington Real Estate Investment Trust	1,402	38,275
		370,931
Diversified Support Services – 0.0%*
Cintas Corp.	2,869	489,394
Copart Inc.	1,394	70,996	(a)
Healthcare Services Group Inc.	1,823	79,264
Matthews International Corp., Class A	572	28,943
McGrath RentCorp.	395	21,208
Mobile Mini Inc.	792	34,452
UniFirst Corp.	285	46,070
Viad Corp.	374	19,616
VSE Corp.	166	8,586
		798,529
Drug Retail – 0.2%
CVS Health Corp.	34,898	2,171,004
Walgreens Boots Alliance Inc.	29,163	1,909,302
		4,080,306
Education Services – 0.0%*
Adtalem Global Education Inc.	1,494	71,040	(a)
American Public Education Inc.	312	13,416	(a)
Bridgepoint Education Inc.	363	2,447	(a)
Cambium Learning Group Inc.	198	2,217	(a)
Capella Education Co.	199	17,383
Career Education Corp.	1,167	15,334	(a)
Chegg Inc.	1,625	33,572	(a)
Graham Holdings Co., Class B	32	19,272
Grand Canyon Education Inc.	842	88,343	(a)
Houghton Mifflin Harcourt Co.	1,959	13,615	(a)
K12 Inc.	679	9,628	(a)
Laureate Education Inc., Class A	1,015	13,956	(a)
Strayer Education Inc.	197	19,907
		320,130
Electric Utilities – 0.7%
ALLETE Inc.	1,294	93,491
Alliant Energy Corp.	7,871	321,609
American Electric Power Company Inc.	17,232	1,181,943
Duke Energy Corp.	24,344	1,885,930
Edison International	11,028	702,042

	Number of Shares	Fair Value
El Paso Electric Co.	760	$38,760
Entergy Corp.	6,194	487,963
Eversource Energy	10,833	638,280
Exelon Corp.	33,716	1,315,261
FirstEnergy Corp.	15,322	521,101
Genie Energy Ltd., Class B	237	1,183
Great Plains Energy Inc.	1,506	47,876
Hawaiian Electric Industries Inc.	741	25,476
IDACORP Inc.	1,249	110,249
MGE Energy Inc.	636	35,680
NextEra Energy Inc.	16,181	2,642,843
OGE Energy Corp.	1,394	45,681
Otter Tail Corp.	715	30,995
PG&E Corp.	17,735	779,098
Pinnacle West Capital Corp.	3,526	281,375
PNM Resources Inc.	2,000	76,500
Portland General Electric Co.	1,586	64,249
PPL Corp.	23,637	668,691
Spark Energy Inc., Class A	198	2,346
The Southern Co.	34,536	1,542,378
Westar Energy Inc.	986	51,854
Xcel Energy Inc.	17,633	801,949
		14,394,803
Electrical Components & Equipment – 0.2%
Acuity Brands Inc.	1,366	190,134
Allied Motion Technologies Inc.	124	4,929
AMETEK Inc.	8,023	609,507
Atkore International Group Inc.	621	12,327	(a)
Eaton Corporation PLC	15,355	1,227,018
Emerson Electric Co.	21,595	1,474,938
Encore Wire Corp.	333	18,881
Energous Corp.	298	4,777	(a)
EnerSys	1,037	71,937
Generac Holdings Inc.	1,124	51,603	(a)
General Cable Corp.	849	25,130
Hubbell Inc.	382	46,520
LSI Industries Inc.	481	3,901
Plug Power Inc.	3,634	6,868	(a)
Powell Industries Inc.	173	4,643
Preformed Line Products Co.	47	3,059
Regal Beloit Corp.	300	22,005
Rockwell Automation Inc.	4,449	775,016
Sunrun Inc.	1,606	14,342	(a)
Thermon Group Holdings Inc.	642	14,387	(a)
Vicor Corp.	332	9,479	(a)
Vivint Solar Inc.	358	1,307	(a)
		4,592,708
Electronic Components – 0.1%
Amphenol Corp., Class A	10,508	905,054
AVX Corp.	790	13,074
Bel Fuse Inc., Class B	184	3,478
Belden Inc.	1,055	72,732
Corning Inc.	30,093	838,993
II-VI Inc.	1,069	43,722	(a)
Knowles Corp.	2,192	27,597	(a)
Littelfuse Inc.	611	127,198
Rogers Corp.	324	38,731	(a)
Vishay Intertechnology Inc.	3,358	62,459
		2,133,038
Electronic Equipment & Instruments – 0.0%*
Badger Meter Inc.	504	23,763
Cognex Corp.	1,213	63,064
Coherent Inc.	172	32,233	(a)
Control4 Corp.	403	8,656	(a)
Daktronics Inc.	742	6,537
Electro Scientific Industries Inc.	523	10,109	(a)
FARO Technologies Inc.	266	15,534	(a)
Fitbit Inc., Class A	3,308	16,871	(a)
FLIR Systems Inc.	5,085	254,301
Iteris Inc.	554	2,748	(a)
Itron Inc.	631	45,148	(a)
Keysight Technologies Inc.	1,312	68,736	(a)
Mesa Laboratories Inc.	60	8,906
MicroVision Inc.	1,431	1,617	(a)
MTS Systems Corp.	335	17,303
National Instruments Corp.	747	37,776

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Novanta Inc.	558	$29,100	(a)
OSI Systems Inc.	314	20,495	(a)
Trimble Inc.	1,714	61,498	(a)
VeriFone Systems Inc.	2,682	41,249	(a)
Vishay Precision Group Inc.	158	4,922	(a)
Zebra Technologies Corp., Class A	373	51,918	(a)
		822,484
Electronic Manufacturing Services – 0.0%*
Benchmark Electronics Inc.	904	26,984
CTS Corp.	627	17,054
IPG Photonics Corp.	1,300	303,394	(a)
Jabil Inc.	1,201	34,505
KEMET Corp.	865	15,682	(a)
Kimball Electronics Inc.	360	5,814	(a)
Maxwell Technologies Inc.	632	3,748	(a)
Methode Electronics Inc.	630	24,633
Park Electrochemical Corp.	391	6,584
Plexus Corp.	595	35,539	(a)
Radisys Corp.	716	459	(a)
Sanmina Corp.	1,303	34,074	(a)
TTM Technologies Inc.	1,750	26,758	(a)
		535,228
Environmental & Facilities Services – 0.1%
ABM Industries Inc.	1,019	34,116
Advanced Disposal Services Inc.	811	18,069	(a)
Aqua Metals Inc.	218	565	(a)
Casella Waste Systems Inc., Class A	768	17,956	(a)
CECO Environmental Corp.	591	2,630
Clean Harbors Inc.	346	16,888	(a)
Covanta Holding Corp.	1,986	28,797
Heritage-Crystal Clean Inc.	258	6,076	(a)
Hudson Technologies Inc.	694	3,428	(a)
Republic Services Inc.	7,746	513,018
Rollins Inc.	667	34,037
SP Plus Corp.	343	12,211	(a)
Stericycle Inc.	3,242	189,754	(a)
Team Inc.	581	7,989	(a)
Tetra Tech Inc.	997	48,803
US Ecology Inc.	367	19,561
Waste Management Inc.	13,875	1,167,165
		2,121,063
Fertilizers & Agricultural Chemicals – 0.1%
AgroFresh Solutions Inc.	436	3,205	(a)
American Vanguard Corp.	568	11,474
CF Industries Holdings Inc.	7,939	299,538
FMC Corp.	4,566	349,619
Intrepid Potash Inc.	1,283	4,670	(a)
Monsanto Co.	15,341	1,790,141
The Mosaic Co.	11,937	289,830
The Scotts Miracle-Gro Co., Class A	271	23,238
		2,771,715
Financial Exchanges & Data – 0.3%
Cboe Global Markets Inc.	4,000	456,400
CME Group Inc.	11,669	1,887,344
Donnelley Financial Solutions Inc.	680	11,676	(a)
FactSet Research Systems Inc.	274	54,641
Intercontinental Exchange Inc.	20,330	1,474,331
MarketAxess Holdings Inc.	259	56,317
Moody’s Corp.	5,762	929,411
MSCI Inc.	623	93,120
Nasdaq Inc.	4,260	367,297
S&P Global Inc.	8,708	1,663,750
		6,994,287
Food Distributors – 0.1%
Performance Food Group Co.	1,842	54,984	(a)
SpartanNash Co.	659	11,341
Sysco Corp.	16,477	987,961
The Andersons Inc.	466	15,424
The Chefs’ Warehouse Inc.	390	8,970	(a)
United Natural Foods Inc.	1,238	53,160	(a)
		1,131,840
Food Retail – 0.0%*
Casey’s General Stores Inc.	256	28,101
Ingles Markets Inc., Class A	277	9,376

	Number of Shares	Fair Value
Natural Grocers by Vitamin Cottage Inc.	188	$1,346	(a)
Smart & Final Stores Inc.	456	2,531	(a)
Sprouts Farmers Market Inc.	867	20,349	(a)
SUPERVALU Inc.	764	11,636	(a)
The Kroger Co.	31,068	743,768
Village Super Market Inc., Class A	143	3,771
Weis Markets Inc.	188	7,704
		828,582
Footwear – 0.2%
Crocs Inc.	1,245	20,231	(a)
Deckers Outdoor Corp.	770	69,323	(a)
NIKE Inc., Class B	44,572	2,961,363
Skechers U.S.A. Inc., Class A	957	37,218	(a)
Steven Madden Ltd.	1,052	46,183
Wolverine World Wide Inc.	1,721	49,737
		3,184,055
Forest Products – 0.0%*
Boise Cascade Co.	666	25,708
Louisiana-Pacific Corp.	3,659	105,269
		130,977
Gas Utilities – 0.0%*
Atmos Energy Corp.	775	65,286
Chesapeake Utilities Corp.	295	20,753
National Fuel Gas Co.	592	30,458
New Jersey Resources Corp.	2,179	87,378
Northwest Natural Gas Co.	500	28,825
ONE Gas Inc.	1,324	87,411
RGC Resources Inc.	154	3,912
South Jersey Industries Inc.	1,460	41,114
Southwest Gas Holdings Inc.	1,206	81,562
Spire Inc.	861	62,250
UGI Corp.	1,189	52,815
WGL Holdings Inc.	1,296	108,410
		670,174
General Merchandise Stores – 0.1%
Big Lots Inc.	1,041	45,315
Dollar General Corp.	9,016	843,447
Dollar Tree Inc.	8,248	782,735	(a)
Fred’s Inc., Class A	706	2,111
Ollie’s Bargain Outlet Holdings Inc.	836	50,411	(a)
Target Corp.	18,690	1,297,646
		3,021,665
Gold – 0.0%*
Gold Resource Corp.	1,024	4,618
Newmont Mining Corp.	18,325	715,958
Royal Gold Inc.	451	38,727
		759,303
Health Care REITs – 0.1%
CareTrust REIT Inc.	1,402	18,787
Community Healthcare Trust Inc.	257	6,615
Global Medical REIT Inc.	302	2,099
HCP Inc.	15,538	360,948
Healthcare Realty Trust Inc.	3,032	84,017
LTC Properties Inc.	708	26,904
MedEquities Realty Trust Inc.	402	4,225
Medical Properties Trust Inc.	2,517	32,721
National Health Investors Inc.	717	48,247
New Senior Investment Group Inc.	1,540	12,597
Omega Healthcare Investors Inc.	1,361	36,801
Physicians Realty Trust	3,300	51,381
Quality Care Properties Inc.	2,266	44,028	(a)
Sabra Health Care REIT Inc.	4,490	79,249
Senior Housing Properties Trust	1,681	26,324
Universal Health Realty Income Trust REIT	248	14,905
Ventas Inc.	12,252	606,842
Welltower Inc.	12,780	695,615
		2,152,305
Healthcare Distributors – 0.1%
Aceto Corp.	584	4,438
AmerisourceBergen Corp.	5,650	487,087
Cardinal Health Inc.	10,918	684,340
Henry Schein Inc.	5,418	364,144	(a)
McKesson Corp.	7,177	1,011,024

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Owens & Minor Inc.	1,119	$17,400
Patterson Companies Inc.	582	12,938
PetIQ Inc.	135	3,591	(a)
		2,584,962
Healthcare Equipment – 0.8%
Abaxis Inc.	405	28,601
Abbott Laboratories	60,232	3,609,101	(b)
ABIOMED Inc.	291	84,678	(a)
Accuray Inc.	1,606	8,030	(a)
Analogic Corp.	239	22,920
AngioDynamics Inc.	690	11,903	(a)
AtriCure Inc.	633	12,989	(a)
AxoGen Inc.	476	17,374	(a)
Baxter International Inc.	17,271	1,123,306
Becton Dickinson and Co.	9,095	1,970,887
Boston Scientific Corp.	47,018	1,284,532	(a)
Cantel Medical Corp.	915	101,940
Cardiovascular Systems Inc.	641	14,057	(a)
ConforMIS Inc.	723	1,048	(a)
CONMED Corp.	479	30,335
Corindus Vascular Robotics Inc.	922	1,263	(a)
CryoLife Inc.	638	12,792	(a)
Cutera Inc.	215	10,804	(a)
Danaher Corp.	21,070	2,062,964
Edwards Lifesciences Corp.	7,323	1,021,705	(a)
FONAR Corp.	141	4,202	(a)
GenMark Diagnostics Inc.	807	4,390	(a)
Glaukos Corp.	542	16,710	(a)
Globus Medical Inc., Class A	1,753	87,334	(a)
Heska Corp.	121	9,567	(a)
Hill-Rom Holdings Inc.	455	39,585
Hologic Inc.	10,041	375,132	(a)
IDEXX Laboratories Inc.	3,000	574,170	(a)
Inogen Inc.	310	38,080	(a)
Insulet Corp.	1,043	90,407	(a)
Integer Holdings Corp.	559	31,611	(a)
Integra LifeSciences Holdings Corp.	1,154	63,862	(a)
Intuitive Surgical Inc.	3,917	1,617,055	(a)
Invacare Corp.	640	11,136
iRhythm Technologies Inc.	261	16,430	(a)
K2M Group Holdings Inc.	768	14,554	(a)
LeMaitre Vascular Inc.	275	9,963
Masimo Corp.	1,149	101,055	(a)
Natus Medical Inc.	580	19,517	(a)
Nevro Corp.	507	43,942	(a)
NuVasive Inc.	1,292	67,455	(a)
NxStage Medical Inc.	1,196	29,733	(a)
Orthofix International N.V.	318	18,692	(a)
Penumbra Inc.	531	61,410	(a)
Pulse Biosciences Inc.	173	2,341	(a)
ResMed Inc.	4,800	472,656
Rockwell Medical Inc.	970	5,054	(a)
Stryker Corp.	11,156	1,795,224
Surmodics Inc.	261	9,931	(a)
Tactile Systems Technology Inc.	239	7,600	(a)
Teleflex Inc.	312	79,554
Varex Imaging Corp.	713	25,511	(a)
Varian Medical Systems Inc.	3,063	375,677	(a)
ViewRay Inc.	666	4,282	(a)
Viveve Medical Inc.	283	1,036	(a)
Zimmer Biomet Holdings Inc.	7,143	778,873
		18,334,960
Healthcare Facilities – 0.1%
AAC Holdings Inc.	202	2,319	(a)
Acadia Healthcare Company Inc.	571	22,372	(a)
Capital Senior Living Corp.	504	5,418	(a)
Community Health Systems Inc.	1,800	7,128	(a)
Encompass Health Corp.	2,458	140,524
Genesis Healthcare Inc.	651	983	(a)
HCA Healthcare Inc.	9,745	945,265
Kindred Healthcare Inc.	1,691	15,473
LifePoint Health Inc.	280	13,160	(a)
National HealthCare Corp.	223	13,297
Select Medical Holdings Corp.	1,935	33,379	(a)
Surgery Partners Inc.	372	6,380	(a)
Tenet Healthcare Corp.	1,976	47,918	(a)

	Number of Shares	Fair Value
The Ensign Group Inc.	868	$22,828
Universal Health Services Inc., Class B	2,949	349,191
US Physical Therapy Inc.	232	18,861
		1,644,496
Healthcare Services – 0.2%
Addus HomeCare Corp.	151	7,346	(a)
Almost Family Inc.	242	13,552	(a)
Amedisys Inc.	503	30,351	(a)
American Renal Associates Holdings Inc.	175	3,299	(a)
AMN Healthcare Services Inc.	840	47,670	(a)
BioScrip Inc.	1,987	4,888	(a)
BioTelemetry Inc.	541	16,798	(a)
Chemed Corp.	282	76,947
Civitas Solutions Inc.	301	4,635	(a)
CorVel Corp.	131	6,622	(a)
Cross Country Healthcare Inc.	643	7,144	(a)
DaVita Inc.	5,106	336,690	(a)
Diplomat Pharmacy Inc.	915	18,437	(a)
Envision Healthcare Corp.	4,383	168,439	(a)
Express Scripts Holding Co.	19,229	1,328,339	(a)
Laboratory Corporation of America Holdings	3,624	586,182	(a)
LHC Group Inc.	299	18,406	(a)
MEDNAX Inc.	651	36,215	(a)
National Research Corp., Class A	159	4,651
Quest Diagnostics Inc.	4,552	456,566
R1 RCM Inc.	1,899	13,559	(a)
RadNet Inc.	744	10,714	(a)
The Providence Service Corp.	188	12,998	(a)
Tivity Health Inc.	636	25,217	(a)
		3,235,665
Healthcare Supplies – 0.1%
Align Technology Inc.	2,400	602,712	(a)
Anika Therapeutics Inc.	281	13,971	(a)
Antares Pharma Inc.	2,720	5,984	(a)
Atrion Corp.	27	17,045
Cerus Corp.	2,029	11,119	(a)
DENTSPLY SIRONA Inc.	7,934	399,159
Endologix Inc.	1,626	6,878	(a)
Haemonetics Corp.	974	71,258	(a)
Halyard Health Inc.	1,176	54,190	(a)
ICU Medical Inc.	384	96,922	(a)
Lantheus Holdings Inc.	493	7,839	(a)
Meridian Bioscience Inc.	841	11,942
Merit Medical Systems Inc.	863	39,137	(a)
Neogen Corp.	926	62,033	(a)
OraSure Technologies Inc.	1,042	17,599	(a)
Quidel Corp.	539	27,926	(a)
RTI Surgical Inc.	1,167	5,368	(a)
Sientra Inc.	270	2,608	(a)
STAAR Surgical Co.	816	12,077	(a)
The Cooper Companies Inc.	1,702	389,435
Utah Medical Products Inc.	69	6,821
West Pharmaceutical Services Inc.	508	44,851
		1,906,874
Healthcare Technology – 0.1%
Allscripts Healthcare Solutions Inc.	4,468	55,180	(a)
Castlight Health Inc., Class B	806	2,942	(a)
Cerner Corp.	10,486	608,188	(a)
Computer Programs & Systems Inc.	227	6,628
Cotiviti Holdings Inc.	691	23,798	(a)
Evolent Health Inc. Class A	977	13,922	(a)
HealthStream Inc.	513	12,738
HMS Holdings Corp.	1,476	24,856	(a)
Inovalon Holdings Inc., Class A	1,187	12,582	(a)
Medidata Solutions Inc.	1,439	90,384	(a)
Omnicell Inc.	684	29,686	(a)
Quality Systems Inc.	1,030	14,059	(a)
Simulations Plus Inc.	252	3,717
Tabula Rasa HealthCare Inc.	176	6,829	(a)
Teladoc Inc.	1,019	41,066	(a)
Vocera Communications Inc.	498	11,663	(a)
		958,238

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Heavy Electrical Equipment – 0.0%*
AZZ Inc.	467	$20,408
Babcock & Wilcox Enterprises Inc.	1,915	8,368	(a)
TPI Composites Inc.	120	2,694	(a)
		31,470
Home Building – 0.1%
AV Homes Inc.	240	4,452	(a)
Beazer Homes USA Inc.	640	10,208	(a)
Cavco Industries Inc.	158	27,452	(a)
Century Communities Inc.	304	9,105	(a)
DR Horton Inc.	11,715	513,586
Green Brick Partners Inc.	472	5,145	(a)
Hovnanian Enterprises Inc., Class A	2,473	4,526	(a)
Installed Building Products Inc.	401	24,080	(a)
KB Home	2,150	61,167
Lennar Corp., Class A	9,391	553,506
LGI Homes Inc.	309	21,806	(a)
M/I Homes Inc.	473	15,065	(a)
MDC Holdings Inc.	861	24,039
Meritage Homes Corp.	679	30,725	(a)
NVR Inc.	24	67,200	(a)
PICO Holdings Inc.	421	4,820	(a)
PulteGroup Inc.	9,281	273,697
Taylor Morrison Home Corp., Class A	2,037	47,421	(a)
The New Home Company Inc.	290	3,213	(a)
Toll Brothers Inc.	987	42,688
TopBuild Corp.	646	49,432	(a)
TRI Pointe Group Inc.	3,719	61,103	(a)
William Lyon Homes, Class A	483	13,278	(a)
		1,867,714
Home Entertainment Software – 0.2%
Activision Blizzard Inc.	26,022	1,755,444	(b)
Electronic Arts Inc.	10,602	1,285,387	(a)
Rosetta Stone Inc.	383	5,036	(a)
Take-Two Interactive Software Inc.	4,000	391,120	(a)
		3,436,987
Home Furnishing Retail – 0.0%*
Aaron’s Inc.	1,530	71,298
At Home Group Inc.	197	6,312	(a)
Bed Bath & Beyond Inc.	982	20,612
Haverty Furniture Companies Inc.	344	6,932
Kirkland’s Inc.	300	2,907	(a)
Pier 1 Imports Inc.	1,653	5,323
RH	373	35,539	(a)
Sleep Number Corp.	712	25,027	(a)
Williams-Sonoma Inc.	549	28,965
		202,915
Home Furnishings – 0.0%*
Bassett Furniture Industries Inc.	206	6,252
Ethan Allen Interiors Inc.	496	11,383
Flexsteel Industries Inc.	129	5,106
Hooker Furniture Corp.	228	8,368
La-Z-Boy Inc.	822	24,619
Leggett & Platt Inc.	4,943	219,271
Mohawk Industries Inc.	2,156	500,666	(a)
Tempur Sealy International Inc.	320	14,493	(a)
		790,158
Home Improvement Retail – 0.4%
Lowe’s Companies Inc.	28,736	2,521,584
Lumber Liquidators Holdings Inc.	532	12,726	(a)
The Home Depot Inc.	40,247	7,173,625
Tile Shop Holdings Inc.	650	3,900
		9,711,835
Hotel & Resort REITs – 0.1%
Ashford Hospitality Prime Inc.	450	4,374
Ashford Hospitality Trust Inc.	1,574	10,168
Chatham Lodging Trust	758	14,516
Chesapeake Lodging Trust	1,114	30,980
DiamondRock Hospitality Co.	3,640	38,002
Hersha Hospitality Trust	653	11,689
Hospitality Properties Trust	1,136	28,786
Host Hotels & Resorts Inc.	25,469	474,742
LaSalle Hotel Properties	2,864	83,085
Pebblebrook Hotel Trust	1,244	42,731
RLJ Lodging Trust	3,033	58,961

	Number of Shares	Fair Value
Ryman Hospitality Properties Inc.	808	$62,580
Summit Hotel Properties Inc.	1,975	26,880
Sunstone Hotel Investors Inc.	4,024	61,245
Xenia Hotels & Resorts Inc.	1,976	38,967
		987,706
Hotels, Resorts & Cruise Lines – 0.2%
Carnival Corp.	13,969	916,087
Hilton Worldwide Holdings Inc.	6,900	543,444
ILG Inc.	2,612	81,259
La Quinta Holdings Inc.	1,464	27,684	(a)
Lindblad Expeditions Holdings Inc.	299	3,071	(a)
Marriott International Inc., Class A	10,252	1,394,067
Marriott Vacations Worldwide Corp.	391	52,081
Norwegian Cruise Line Holdings Ltd.	6,500	344,305	(a)
Red Lion Hotels Corp.	265	2,584	(a)
Royal Caribbean Cruises Ltd.	5,954	701,024
The Marcus Corp.	370	11,230
Wyndham Worldwide Corp.	3,453	395,127
		4,471,963
Household Appliances – 0.0%*
Hamilton Beach Brands Holding Co., Class A	38	806
Helen of Troy Ltd.	660	57,420	(a)
iRobot Corp.	461	29,592	(a)
Whirlpool Corp.	2,431	372,210
		460,028
Household Products – 0.5%
Central Garden & Pet Co.	194	8,342	(a)
Central Garden & Pet Co., Class A	642	25,430	(a)
Church & Dwight Company Inc.	8,442	425,139
Colgate-Palmolive Co.	30,002	2,150,543
Energizer Holdings Inc.	417	24,845
HRG Group Inc.	2,237	36,888	(a)
Kimberly-Clark Corp.	12,219	1,345,678
Oil-Dri Corporation of America	99	3,979
Orchids Paper Products Co.	51	416
The Clorox Co.	4,426	589,145
The Procter & Gamble Co.	86,602	6,865,807
WD-40 Co.	246	32,398
		11,508,610
Housewares & Specialties – 0.0%*
CSS Industries Inc.	171	2,992
Libbey Inc.	448	2,191
Lifetime Brands Inc.	220	2,728
Newell Brands Inc.	16,278	414,763
Tupperware Brands Corp.	349	16,885
		439,559
Human Resource & Employment Services – 0.0%*
ASGN Inc.	896	73,364	(a)
Barrett Business Services Inc.	142	11,769
GP Strategies Corp.	257	5,821	(a)
Heidrick & Struggles International Inc.	371	11,594
Insperity Inc.	627	43,608
Kelly Services Inc., Class A	582	16,901
Kforce Inc.	416	11,253
Korn/Ferry International	969	49,991
ManpowerGroup Inc.	456	52,485
Robert Half International Inc.	4,283	247,943
TriNet Group Inc.	774	35,852	(a)
TrueBlue Inc.	734	19,011	(a)
WageWorks Inc.	712	32,182	(a)
		611,774
Hypermarkets & Super Centers – 0.3%
Costco Wholesale Corp.	15,050	2,835,871
PriceSmart Inc.	410	34,256
Walmart Inc.	49,922	4,441,560
		7,311,687
Independent Power Producers & Energy Traders – 0.0%*
AES Corp.	20,666	234,972
Atlantic Power Corp.	2,442	5,128	(a)
Dynegy Inc.	2,332	31,529	(a)
NRG Energy Inc.	10,124	309,086
NRG Yield Inc., Class A	688	11,311
NRG Yield Inc., Class C	1,100	18,700
		610,726

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Industrial Conglomerates – 0.6%
3M Co.	20,463	$4,492,038	(b)
Carlisle Companies Inc.	430	44,896
General Electric Co.	299,111	4,032,016
Honeywell International Inc.	25,889	3,741,219
Raven Industries Inc.	648	22,713
Roper Technologies Inc.	3,557	998,414
		13,331,296
Industrial Gases – 0.1%
Air Products & Chemicals Inc.	7,587	1,206,560
Praxair Inc.	9,826	1,417,892
		2,624,452
Industrial Machinery – 0.4%
Actuant Corp., Class A	1,128	26,226
Albany International Corp., Class A	520	32,604
Altra Industrial Motion Corp.	505	23,205
Barnes Group Inc.	920	55,099
Briggs & Stratton Corp.	740	15,843
Chart Industries Inc.	526	31,050	(a)
CIRCOR International Inc.	331	14,120
Columbus McKinnon Corp.	393	14,085
Crane Co.	356	33,015
DMC Global Inc.	281	7,517
Donaldson Company Inc.	900	40,545
Dover Corp.	5,413	531,665
Energy Recovery Inc.	693	5,696	(a)
EnPro Industries Inc.	370	28,631
ESCO Technologies Inc.	459	26,874
Evoqua Water Technologies Corp.	899	19,140	(a)
Flowserve Corp.	4,891	211,927
Fortive Corp.	10,526	815,976
Franklin Electric Company Inc.	867	35,330
Gencor Industries Inc.	118	1,900	(a)
Global Brass & Copper Holdings Inc.	420	14,049
Graco Inc.	1,174	53,675
Graham Corp.	195	4,177
Hardinge Inc.	228	4,177
Harsco Corp.	1,442	29,777	(a)
Hillenbrand Inc.	1,125	51,637
Hurco Companies Inc.	128	5,875
Hyster-Yale Materials Handling Inc.	189	13,217
IDEX Corp.	529	75,388
Illinois Tool Works Inc.	10,582	1,657,776
Ingersoll-Rand PLC	8,677	741,970
ITT Inc.	610	29,878
John Bean Technologies Corp.	574	65,092
Kadant Inc.	180	17,010
Kennametal Inc.	2,027	81,404
LB Foster Co., Class A	188	4,427	(a)
Lincoln Electric Holdings Inc.	428	38,499
Lydall Inc.	332	16,019	(a)
Milacron Holdings Corp.	1,224	24,651	(a)
Mueller Industries Inc.	1,081	28,279
Mueller Water Products Inc., Class A	2,803	30,469
NN Inc.	530	12,720
Nordson Corp.	356	48,537
Omega Flex Inc.	58	3,776
Park-Ohio Holdings Corp.	172	6,682
Parker-Hannifin Corp.	4,695	802,986
Proto Labs Inc.	452	53,133	(a)
RBC Bearings Inc.	428	53,158	(a)
Rexnord Corp.	1,835	54,463	(a)
Snap-on Inc.	1,926	284,162
SPX Corp.	719	23,353	(a)
SPX FLOW Inc.	725	35,663	(a)
Standex International Corp.	226	21,549
Stanley Black & Decker Inc.	5,301	812,113
Sun Hydraulics Corp.	498	26,673
Tennant Co.	301	20,378
The Eastern Co.	130	3,705
The ExOne Co.	197	1,434	(a)
The Gorman-Rupp Co.	355	10,384
The Timken Co.	463	21,113
TriMas Corp.	822	21,577	(a)
Watts Water Technologies Inc., Class A	507	39,394

	Number of Shares	Fair Value
Woodward Inc.	1,367	$97,959
Xylem Inc.	6,099	469,135
		7,881,941
Industrial REITs – 0.1%
Americold Realty Trust	952	18,164
DCT Industrial Trust Inc.	661	37,241
Duke Realty Corp.	11,700	309,816
EastGroup Properties Inc.	603	49,844
First Industrial Realty Trust Inc.	2,932	85,702
Industrial Logistics Properties Trust	366	7,444	(a)
Monmouth Real Estate Investment Corp.	1,271	19,116
Prologis Inc. REIT	18,145	1,142,954
Rexford Industrial Realty Inc.	1,306	37,600
STAG Industrial Inc.	1,732	41,430
Terreno Realty Corp.	993	34,268
		1,783,579
Insurance Brokers – 0.1%
Arthur J Gallagher & Co.	6,123	420,834
Brown & Brown Inc.	1,570	39,941
Crawford & Co., Class B	241	1,981
eHealth Inc.	218	3,119	(a)
Health Insurance Innovations Inc., Class A	212	6,127	(a)
Marsh & McLennan Companies Inc.	17,258	1,425,338
		1,897,340
Integrated Oil & Gas – 0.9%
Chevron Corp.	65,688	7,491,060
Exxon Mobil Corp.	145,707	10,871,199
Occidental Petroleum Corp.	26,254	1,705,460
		20,067,719
Integrated Telecommunication Services – 0.7%
AT&T Inc.	211,880	7,553,522
ATN International Inc.	208	12,401
Cincinnati Bell Inc.	678	9,390	(a)
Consolidated Communications Holdings Inc.	1,301	14,259
Frontier Communications Corp.	1,489	11,048
Hawaiian Telcom Holdco Inc.	118	3,148	(a)
IDT Corp., Class B	352	2,207	(a)
Ooma Inc.	385	4,197	(a)
Verizon Communications Inc.	141,840	6,782,789
Windstream Holdings Inc.	3,642	5,135
		14,398,096
Internet & Direct Marketing Retail – 1.3%
1-800-Flowers.com Inc., Class A	571	6,738	(a)
Amazon.com Inc.	13,815	19,995,002	(a)
Booking Holdings Inc.	1,711	3,559,547	(a)
Duluth Holdings Inc.	194	3,634	(a)
Expedia Group Inc.	4,247	468,911
FTD Companies Inc.	345	1,256	(a)
Gaia Inc.	99	1,535	(a)
Groupon Inc.	6,433	27,919	(a)
Lands’ End Inc.	298	6,958	(a)
Liberty TripAdvisor Holdings Inc., Class A	1,346	14,470	(a)
Netflix Inc.	14,998	4,429,659	(a)
Nutrisystem Inc.	559	15,065
Overstock.com Inc.	254	9,208	(a)
PetMed Express Inc.	354	14,779
Shutterfly Inc.	580	47,125	(a)
TripAdvisor Inc.	4,184	171,084	(a)
		28,772,890
Internet Software & Services – 1.7%
2U Inc.	829	69,661	(a)
Akamai Technologies Inc.	5,839	414,452	(a)
Alarm.com Holdings Inc.	385	14,530	(a)
Alphabet Inc., Class A	10,234	10,614,091	(a)
Alphabet Inc., Class C	10,463	10,795,619	(a)
Alteryx Inc., Class A	431	14,714	(a)
Amber Road Inc.	359	3,195	(a)
Appfolio Inc. Class A	150	6,127	(a)
Apptio Inc., Class A	336	9,522	(a)
Benefitfocus Inc.	257	6,271	(a)
Blucora Inc.	787	19,360	(a)

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Box Inc., Class A	1,487	$30,558	(a)
Brightcove Inc.	606	4,212	(a)
Carbonite Inc.	361	10,397	(a)
Care.com Inc.	232	3,775	(a)
Cars.com Inc.	1,785	50,569	(a)
ChannelAdvisor Corp.	467	4,250	(a)
Cloudera Inc.	1,790	38,628	(a)
CommerceHub Inc., Series A	260	5,850	(a)
CommerceHub Inc., Series C	550	12,369	(a)
Cornerstone OnDemand Inc.	948	37,076	(a)
Coupa Software Inc.	564	25,730	(a)
DHI Group Inc.	1,018	1,629	(a)
eBay Inc.	32,114	1,292,267	(a)
Endurance International Group Holdings Inc.	1,207	8,932	(a)
Envestnet Inc.	763	43,720	(a)
Etsy Inc.	2,111	59,235	(a)
Facebook Inc., Class A	82,372	13,162,222	(a)
Five9 Inc.	987	29,403	(a)
Gogo Inc.	1,134	9,786	(a)
GrubHub Inc.	1,548	157,076	(a)
GTT Communications Inc.	527	29,881	(a)
Hortonworks Inc.	811	16,520	(a)
Instructure Inc.	402	16,944	(a)
Internap Corp.	378	4,158	(a)
j2 Global Inc.	1,171	92,415
Limelight Networks Inc.	1,267	5,207	(a)
Liquidity Services Inc.	496	3,224	(a)
LivePerson Inc.	1,079	17,642	(a)
LogMeIn Inc.	367	42,407
MINDBODY Inc., Class A	726	28,241	(a)
MuleSoft Inc., Class A	417	18,340	(a)
New Relic Inc.	555	41,137	(a)
NIC Inc.	1,158	15,401
Nutanix Inc., Class A	1,967	96,599	(a)
Okta Inc.	358	14,266	(a)
Q2 Holdings Inc.	524	23,868	(a)
QuinStreet Inc.	753	9,616	(a)
Quotient Technology Inc.	1,287	16,860	(a)
Reis Inc.	170	3,647
SendGrid Inc.	152	4,277	(a)
Shutterstock Inc.	344	16,564	(a)
SPS Commerce Inc.	293	18,773	(a)
Stamps.com Inc.	291	58,506	(a)
TechTarget Inc.	355	7,057	(a)
The Meet Group Inc.	837	1,749	(a)
The Trade Desk Inc., Class A	439	21,783	(a)
TrueCar Inc.	1,370	12,960	(a)
Twilio Inc., Class A	1,106	42,227	(a)
VeriSign Inc.	2,852	338,133	(a)
Web.com Group Inc.	680	12,308	(a)
XO Group Inc.	509	10,562	(a)
Yelp Inc.	1,471	61,414	(a)
Yext Inc.	290	3,668	(a)
		38,061,580
Investment Banking & Brokerage – 0.4%
B. Riley Financial Inc.	394	7,683
Cowen Inc.	531	7,009	(a)
E*TRADE Financial Corp.	9,525	527,780	(a)
Evercore Inc., Class A	975	85,020
GAIN Capital Holdings Inc.	758	5,117
Greenhill & Company Inc.	426	7,881
Houlihan Lokey Inc.	469	20,917
Interactive Brokers Group Inc., Class A	494	33,217
INTL. FCStone Inc.	288	12,292	(a)
Investment Technology Group Inc.	531	10,482
Ladenburg Thalmann Financial Services Inc.	2,143	7,008
Moelis & Co., Class A	578	29,391
Morgan Stanley	47,241	2,549,124
Oppenheimer Holdings Inc., Class A	229	5,897
Piper Jaffray Cos.	241	20,015
PJT Partners Inc., Class A	341	17,084
Raymond James Financial Inc.	4,300	384,463
Stifel Financial Corp.	1,726	102,231
The Charles Schwab Corp.	41,053	2,143,788

	Number of Shares	Fair Value
The Goldman Sachs Group Inc.	12,147	$3,059,343
Virtu Financial Inc., Class A	434	14,322
		9,050,064
IT Consulting & Other Services – 0.4%
Acxiom Corp.	2,028	46,056	(a)
CACI International Inc., Class A	447	67,653	(a)
Cognizant Technology Solutions Corp., Class A	20,282	1,632,701
CSRA Inc.	5,414	223,219
DXC Technology Co.	9,735	978,660
EPAM Systems Inc.	903	103,412	(a)
Gartner Inc.	3,000	352,860	(a)
International Business Machines Corp.	29,537	4,531,862
Leidos Holdings Inc.	997	65,204
ManTech International Corp., Class A	430	23,852
Perficient Inc.	588	13,477	(a)
Presidio Inc.	571	8,930	(a)
Science Applications International Corp.	1,056	83,213
ServiceSource International Inc.	1,215	4,629	(a)
Teradata Corp.	858	34,037	(a)
The Hackett Group Inc.	447	7,179
Unisys Corp.	1,013	10,890	(a)
Virtusa Corp.	481	23,309	(a)
		8,211,143
Leisure Facilities – 0.0%*
Drive Shack Inc.	843	4,029	(a)
International Speedway Corp., Class A	574	25,313
Planet Fitness Inc., Class A	1,596	60,281	(a)
RCI Hospitality Holdings Inc.	205	5,820
SeaWorld Entertainment Inc.	1,284	19,042	(a)
Six Flags Entertainment Corp.	545	33,932
Speedway Motorsports Inc.	234	4,170
		152,587
Leisure Products – 0.0%*
Acushnet Holdings Corp.	436	10,067
American Outdoor Brands Corp.	996	10,279	(a)
Brunswick Corp.	600	35,634
Callaway Golf Co.	1,771	28,974
Clarus Corp.	534	3,604	(a)
Escalade Inc.	203	2,781
Hasbro Inc.	3,903	329,023
Johnson Outdoors Inc., Class A	98	6,076
Malibu Boats Inc., Class A	367	12,188	(a)
Marine Products Corp.	125	1,751
Mattel Inc.	12,599	165,677
MCBC Holdings Inc.	387	9,752	(a)
Nautilus Inc.	617	8,299	(a)
Polaris Industries Inc.	408	46,724
Sturm Ruger & Company Inc.	325	17,062
Vista Outdoor Inc.	1,083	17,675	(a)
		705,566
Life & Health Insurance – 0.3%
Aflac Inc.	26,830	1,174,081
American Equity Investment Life Holding Co.	1,502	44,099
Brighthouse Financial Inc.	3,624	186,274	(a)
Citizens Inc.	936	6,851	(a)
CNO Financial Group Inc.	4,156	90,060
FBL Financial Group Inc., Class A	194	13,454
Genworth Financial Inc., Class A	13,127	37,149	(a)
Independence Holding Co.	139	4,955
Lincoln National Corp.	7,718	563,877
MetLife Inc.	35,473	1,627,856
National Western Life Group Inc., Class A	43	13,110
Primerica Inc.	1,120	108,192
Principal Financial Group Inc.	9,604	584,980
Prudential Financial Inc.	14,352	1,486,150
Torchmark Corp.	3,556	299,308
Trupanion Inc.	416	12,434	(a)
Unum Group	7,647	364,074
		6,616,904
Life Sciences Tools & Services – 0.3%
Accelerate Diagnostics Inc.	464	10,602	(a)

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Agilent Technologies Inc.	11,195	$748,946
Bio-Rad Laboratories Inc., Class A	139	34,761	(a)
Bio-Techne Corp.	259	39,119
Cambrex Corp.	598	31,275	(a)
Charles River Laboratories International Inc.	326	34,797	(a)
Codexis Inc.	675	7,425	(a)
Enzo Biochem Inc.	798	4,373	(a)
Fluidigm Corp.	587	3,428	(a)
Illumina Inc.	5,128	1,212,362	(a)
IQVIA Holdings Inc.	5,000	490,550	(a)
Luminex Corp.	793	16,709
Medpace Holdings Inc.	162	5,655	(a)
Mettler-Toledo International Inc.	854	491,076	(a)
NanoString Technologies Inc.	296	2,223	(a)
NeoGenomics Inc.	1,061	8,658	(a)
Pacific Biosciences of California Inc.	1,928	3,952	(a)
PerkinElmer Inc.	3,746	283,647
PRA Health Sciences Inc.	888	73,669	(a)
Syneos Health Inc.	1,351	47,961	(a)
Thermo Fisher Scientific Inc.	13,842	2,857,819
Waters Corp.	2,662	528,806	(a)
		6,937,813
Managed Healthcare – 0.7%
Aetna Inc.	11,155	1,885,195
Anthem Inc.	8,842	1,942,587
Centene Corp.	5,928	633,525	(a)
Cigna Corp.	8,300	1,392,242
HealthEquity Inc.	927	56,121	(a)
Humana Inc.	4,637	1,246,565
Magellan Health Inc.	443	47,445	(a)
Molina Healthcare Inc.	1,147	93,114	(a)
UnitedHealth Group Inc.	33,411	7,149,954
WellCare Health Plans Inc.	311	60,219	(a)
		14,506,967
Marine – 0.0%*
Eagle Bulk Shipping Inc.	895	4,430	(a)
Kirby Corp.	371	28,549	(a)
Matson Inc.	769	22,024
Scorpio Bulkers Inc.	1,043	7,353
		62,356
Metal & Glass Containers – 0.0%*
AptarGroup Inc.	428	38,447
Ball Corp.	12,052	478,585
Greif Inc., Class A	662	34,589
Greif Inc., Class B	112	6,524
Myers Industries Inc.	439	9,285
Owens-Illinois Inc.	1,145	24,801	(a)
Silgan Holdings Inc.	514	14,315
		606,546
Mortgage REITs – 0.0%*
AG Mortgage Investment Trust Inc.	510	8,859
Anworth Mortgage Asset Corp.	2,001	9,605
Apollo Commercial Real Estate Finance Inc.	1,974	35,492
Ares Commercial Real Estate Corp.	547	6,755
ARMOUR Residential REIT Inc.	699	16,273
Capstead Mortgage Corp.	1,767	15,284
Cherry Hill Mortgage Investment Corp.	222	3,894
CYS Investments Inc.	2,818	18,937
Dynex Capital Inc.	967	6,411
Granite Point Mortgage Trust Inc.	787	13,017
Great Ajax Corp.	272	3,686
Hannon Armstrong Sustainable Infrastructure Capital Inc.	936	18,252
Invesco Mortgage Capital Inc.	1,987	32,547
KKR Real Estate Finance Trust Inc.	196	3,932
Ladder Capital Corp.	1,337	20,162
MTGE Investment Corp.	848	15,179
New York Mortgage Trust Inc.	2,225	13,194
Orchid Island Capital Inc.	597	4,400
Owens Realty Mortgage Inc.	185	2,697
PennyMac Mortgage Investment Trust	1,054	19,004
Redwood Trust Inc.	1,374	21,256
Resource Capital Corp.	613	5,830

	Number of Shares	Fair Value
Sutherland Asset Management Corp.	320	$4,848
TPG RE Finance Trust Inc.	207	4,117
Western Asset Mortgage Capital Corp.	844	8,178
		311,809
Motorcycle Manufacturers – 0.0%*
Harley-Davidson Inc.	5,762	247,075
Movies & Entertainment – 0.5%
AMC Entertainment Holdings Inc., Class A	1,031	14,486
Cinemark Holdings Inc.	745	28,064
Global Eagle Entertainment Inc.	944	1,388	(a)
Liberty Media Corp.-Liberty Braves, Class A	189	4,296	(a)
Liberty Media Corp.-Liberty Braves, Class C	635	14,491	(a)
Live Nation Entertainment Inc.	940	39,612	(a)
Reading International Inc., Class A	333	5,544	(a)
The Walt Disney Co.	51,635	5,186,219
Time Warner Inc.	26,765	2,531,434
Twenty-First Century Fox Inc., Class A	36,694	1,346,303
Twenty-First Century Fox Inc., Class B	15,114	549,696
Viacom Inc., Class B	11,703	363,495
World Wrestling Entertainment Inc., Class A	730	26,287
		10,111,315
Multi-Line Insurance – 0.1%
American Financial Group Inc.	476	53,417
American International Group Inc.	31,271	1,701,768
Assurant Inc.	1,569	143,422
Horace Mann Educators Corp.	761	32,533
Kemper Corp.	1,052	59,964
Loews Corp.	9,297	462,340
National General Holdings Corp.	856	20,809
The Hartford Financial Services Group Inc.	12,246	630,914
		3,105,167
Multi-Sector Holdings – 0.6%
Berkshire Hathaway Inc., Class B	66,243	13,214,153	(a)
Cannae Holdings Inc.	1,101	20,765	(a)
Leucadia National Corp.	10,667	242,461
		13,477,379
Multi-Utilities – 0.4%
Ameren Corp.	8,249	467,141
Avista Corp.	1,156	59,245
Black Hills Corp.	1,343	72,925
CenterPoint Energy Inc.	14,767	404,616
CMS Energy Corp.	9,613	435,373
Consolidated Edison Inc.	10,960	854,222
Dominion Energy Inc.	21,988	1,482,651
DTE Energy Co.	6,359	663,880
MDU Resources Group Inc.	1,340	37,734
NiSource Inc.	12,114	289,646
NorthWestern Corp.	1,240	66,712
Public Service Enterprise Group Inc.	17,761	892,313
SCANA Corp.	5,359	201,230
Sempra Energy	8,691	966,613
Unitil Corp.	278	12,902
Vectren Corp.	577	36,882
WEC Energy Group Inc.	10,878	682,050
		7,626,135
Office REITs – 0.1%
Alexandria Real Estate Equities Inc.	3,400	424,626
Boston Properties Inc.	5,364	660,952
Corporate Office Properties Trust	710	18,339
Cousins Properties Inc.	10,297	89,378
Douglas Emmett Inc.	1,117	41,061
Easterly Government Properties Inc.	637	12,995
Franklin Street Properties Corp.	1,965	16,526
Government Properties Income Trust	1,790	24,452
Highwoods Properties Inc.	712	31,200
JBG SMITH Properties	665	22,417
Kilroy Realty Corp.	682	48,395
Mack-Cali Realty Corp.	2,345	39,185
NorthStar Realty Europe Corp.	1,010	13,150
SL Green Realty Corp.	2,835	274,513

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Tier REIT Inc.	857	$15,837
Vornado Realty Trust	5,867	394,849
		2,127,875
Office Services & Supplies – 0.0%*
ACCO Brands Corp.	1,861	23,355
ARC Document Solutions Inc.	849	1,868	(a)
Essendant Inc.	742	5,788
Herman Miller Inc.	1,463	46,743
HNI Corp.	1,088	39,266
Interface Inc.	1,078	27,165
Kimball International Inc., Class B	741	12,627
Knoll Inc.	871	17,585
MSA Safety Inc.	826	68,756
NL Industries Inc.	176	1,382	(a)
Pitney Bowes Inc.	1,274	13,874
Steelcase Inc., Class A	1,417	19,271
		277,680
Oil & Gas Drilling – 0.0%*
Diamond Offshore Drilling Inc.	1,694	24,834	(a)
Helmerich & Payne Inc.	3,684	245,207
Independence Contract Drilling Inc.	607	2,295	(a)
Nabors Industries Ltd.	2,183	15,259
Parker Drilling Co.	2,400	1,524	(a)
Patterson-UTI Energy Inc.	1,565	27,403
Pioneer Energy Services Corp.	1,279	3,453	(a)
Rowan Companies PLC, Class A	2,952	34,066	(a)
Unit Corp.	864	17,073	(a)
		371,114
Oil & Gas Equipment & Services – 0.3%
Archrock Inc.	1,401	12,259
Baker Hughes a GE Co.	15,041	417,689
Basic Energy Services Inc.	330	4,765	(a)
Bristow Group Inc.	682	8,866
C&J Energy Services Inc.	886	22,876	(a)
Cactus Inc., Class A	421	11,338	(a)
CARBO Ceramics Inc.	394	2,856	(a)
Dril-Quip Inc.	893	40,006	(a)
Era Group Inc.	402	3,759	(a)
Exterran Corp.	630	16,821	(a)
Fairmount Santrol Holdings Inc.	2,938	12,486	(a)
Forum Energy Technologies Inc.	1,477	16,247	(a)
FTS International Inc.	410	7,540	(a)
Geospace Technologies Corp.	263	2,596	(a)
Gulf Island Fabrication Inc.	258	1,832
Halliburton Co.	30,034	1,409,796
Helix Energy Solutions Group Inc.	2,658	15,390	(a)
Keane Group Inc.	965	14,282	(a)
Key Energy Services Inc.	236	2,766	(a)
Liberty Oilfield Services Inc., Class A	268	4,527	(a)
Mammoth Energy Services Inc.	152	4,873	(a)
Matrix Service Co.	535	7,329	(a)
McDermott International Inc.	4,943	30,103	(a)
National Oilwell Varco Inc.	13,065	480,923
Natural Gas Services Group Inc.	245	5,843	(a)
NCS Multistage Holdings Inc.	209	3,135	(a)
Newpark Resources Inc.	1,666	13,495	(a)
Oceaneering International Inc.	683	12,663
Oil States International Inc.	974	25,519	(a)
PHI Inc.	280	2,867	(a)
ProPetro Holding Corp.	1,046	16,621	(a)
RigNet Inc.	255	3,468	(a)
Schlumberger Ltd.	47,933	3,105,100
SEACOR Holdings Inc.	315	16,096	(a)
SEACOR Marine Holdings Inc.	316	6,010	(a)
Select Energy Services Inc., Class A	491	6,196	(a)
Smart Sand Inc.	228	1,327	(a)
Solaris Oilfield Infrastructure Inc., Class A	236	3,908	(a)
Superior Energy Services Inc.	4,006	33,771	(a)
TETRA Technologies Inc.	1,871	7,016	(a)
U.S. Silica Holdings Inc.	1,455	37,132
		5,852,092
Oil & Gas Exploration & Production – 0.6%
Abraxas Petroleum Corp.	2,099	4,660	(a)
Anadarko Petroleum Corp.	18,960	1,145,374

	Number of Shares	Fair Value
Apache Corp.	12,963	$498,816
Bonanza Creek Energy Inc.	341	9,449	(a)
Cabot Oil & Gas Corp.	15,927	381,929
California Resources Corp.	639	10,959	(a)
Callon Petroleum Co.	4,939	65,392	(a)
Carrizo Oil & Gas Inc.	1,435	22,960	(a)
Chesapeake Energy Corp.	6,455	19,494	(a)
Cimarex Energy Co.	3,293	307,896
CNX Resources Corp.	1,390	21,448	(a)
Concho Resources Inc.	5,126	770,592	(a)
ConocoPhillips	40,325	2,390,869
Contango Oil & Gas Co.	449	1,594	(a)
Denbury Resources Inc.	7,062	19,350	(a)
Devon Energy Corp.	18,364	583,792
Earthstone Energy Inc., Class A	427	4,321	(a)
Eclipse Resources Corp.	1,210	1,742	(a)
Energen Corp.	685	43,059	(a)
Energy XXI Gulf Coast Inc.	560	2,150	(a)
EOG Resources Inc.	19,917	2,096,663
EP Energy Corp., Class A	772	1,034	(a)
EQT Corp.	8,600	408,586
Evolution Petroleum Corp.	511	4,114
Gastar Exploration Inc.	4,063	2,774	(a)
Gulfport Energy Corp.	1,171	11,300	(a)
Halcon Resources Corp.	2,397	11,673	(a)
Hess Corp.	9,270	469,247
HighPoint Resources Corp.	1,797	9,129	(a)
Isramco Inc.	13	1,349	(a)
Jagged Peak Energy Inc.	1,063	15,020	(a)
Jones Energy Inc., Class A	1,098	878	(a)
Lilis Energy Inc.	955	3,791	(a)
Marathon Oil Corp.	29,352	473,448
Matador Resources Co.	2,368	70,827	(a)
Midstates Petroleum Company Inc.	211	2,813	(a)
Murphy Oil Corp.	1,112	28,734
Newfield Exploration Co.	7,511	183,419	(a)
Noble Energy Inc.	17,120	518,736
Oasis Petroleum Inc.	4,475	36,248	(a)
Panhandle Oil and Gas Inc., Class A	297	5,732
PDC Energy Inc.	1,207	59,179	(a)
Penn Virginia Corp.	270	9,461	(a)
Pioneer Natural Resources Co.	5,967	1,025,011
QEP Resources Inc.	1,615	15,811	(a)
Range Resources Corp.	7,096	103,176
Resolute Energy Corp.	411	14,241	(a)
Ring Energy Inc.	762	10,935	(a)
Sanchez Energy Corp.	1,125	3,521	(a)
SandRidge Energy Inc.	661	9,591	(a)
SilverBow Resources Inc.	159	4,627	(a)
SM Energy Co.	735	13,252
Southwestern Energy Co.	3,523	15,255	(a)
SRC Energy Inc.	4,377	41,275	(a)
Stone Energy Corp.	369	13,690	(a)
Tellurian Inc.	1,050	7,571	(a)
Ultra Petroleum Corp.	3,510	14,637	(a)
W&T Offshore Inc.	1,772	7,850	(a)
WildHorse Resource Development Corp.	893	17,047	(a)
WPX Energy Inc.	2,763	40,837	(a)
		12,088,328
Oil & Gas Refining & Marketing – 0.2%
Adams Resources & Energy Inc.	39	1,697
Andeavor	4,904	493,146
Clean Energy Fuels Corp.	1,753	2,893	(a)
CVR Energy Inc.	324	9,791
Delek US Holdings Inc.	1,399	56,939
Green Plains Inc.	727	12,214
HollyFrontier Corp.	1,224	59,805
Marathon Petroleum Corp.	16,203	1,184,601
Pacific Ethanol Inc.	556	1,668	(a)
Par Pacific Holdings Inc.	602	10,336	(a)
PBF Energy Inc., Class A	752	25,493
Phillips 66	14,390	1,380,289
Renewable Energy Group Inc.	729	9,331	(a)
REX American Resources Corp.	114	8,299	(a)

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Valero Energy Corp.	14,725	$1,366,038
World Fuel Services Corp.	454	11,146
		4,633,686
Oil & Gas Storage & Transportation – 0.1%
Dorian LPG Ltd.	557	4,172	(a)
GasLog Ltd.	649	10,676
Gener8 Maritime Inc.	799	4,514	(a)
International Seaways Inc.	557	9,803	(a)
Kinder Morgan Inc.	66,088	995,285
Nordic American Tankers Ltd.	1,750	3,395
ONEOK Inc.	13,557	771,665
Overseas Shipholding Group Inc., Class A	385	1,093	(a)
SemGroup Corp., Class A	1,254	26,836
Ship Finance International Ltd.	1,073	15,344
The Williams Companies Inc.	28,700	713,482
		2,556,265
Other Diversified Financial Services – 0.0%*
Tiptree Inc.	455	2,889
Packaged Foods & Meats – 0.4%
B&G Foods Inc.	1,161	27,516
Cal-Maine Foods Inc.	502	21,937	(a)
Calavo Growers Inc.	282	26,000
Campbell Soup Co.	6,585	285,196
Conagra Brands Inc.	13,942	514,181
Dean Foods Co.	1,723	14,852
Farmer Brothers Co.	161	4,862	(a)
Flowers Foods Inc.	1,279	27,959
Freshpet Inc.	458	7,534	(a)
General Mills Inc.	19,388	873,623
Hormel Foods Corp.	9,208	316,019
Hostess Brands Inc.	1,516	22,422	(a)
J&J Snack Foods Corp.	283	38,647
John B Sanfilippo & Son Inc.	171	9,896
Kellogg Co.	8,602	559,216
Lamb Weston Holdings Inc.	1,008	58,686
Lancaster Colony Corp.	481	59,230
Landec Corp.	537	7,008	(a)
Lifeway Foods Inc.	73	437	(a)
McCormick & Company Inc.	4,191	445,881
Mondelez International Inc., Class A	51,006	2,128,480
Post Holdings Inc.	454	34,395	(a)
Sanderson Farms Inc.	511	60,819
Seneca Foods Corp., Class A	129	3,573	(a)
The Hain Celestial Group Inc.	737	23,636	(a)
The Hershey Co.	4,872	482,133
The JM Smucker Co.	4,064	503,977
The Kraft Heinz Co.	20,340	1,266,979
Tootsie Roll Industries Inc.	456	13,438
TreeHouse Foods Inc.	397	15,193	(a)
Tyson Foods Inc., Class A	10,247	749,978
		8,603,703
Paper Packaging – 0.1%
Avery Dennison Corp.	3,016	320,450
Bemis Company Inc.	625	27,200
International Paper Co.	14,329	765,598
Packaging Corporation of America	3,200	360,640
Sealed Air Corp.	5,691	243,518
Sonoco Products Co.	690	33,465
UFP Technologies Inc.	127	3,746	(a)
WestRock Co.	8,833	566,814
		2,321,431
Paper Products – 0.0%*
Clearwater Paper Corp.	284	11,104	(a)
Domtar Corp.	429	18,250
KapStone Paper and Packaging Corp.	1,551	53,215
Neenah Inc.	299	23,441
PH Glatfelter Co.	705	14,474
Schweitzer-Mauduit International Inc.	545	21,337
Verso Corp., Class A	478	8,049	(a)
		149,870
Personal Products – 0.1%
Coty Inc., Class A	16,101	294,648
Edgewell Personal Care Co.	364	17,771	(a)
elf Beauty Inc.	392	7,593	(a)

	Number of Shares	Fair Value
Inter Parfums Inc.	320	$15,088
Medifast Inc.	183	17,101
Natural Health Trends Corp.	150	2,852
Nature’s Sunshine Products Inc.	183	2,013
Nu Skin Enterprises Inc., Class A	337	24,840
Revlon Inc., Class A	232	4,779	(a)
The Estee Lauder Companies Inc., Class A	7,687	1,150,898
USANA Health Sciences Inc.	208	17,867	(a)
		1,555,450
Pharmaceuticals – 1.6%
Aclaris Therapeutics Inc.	382	6,693	(a)
Aerie Pharmaceuticals Inc.	609	33,038	(a)
Akcea Therapeutics Inc.	278	7,120	(a)
Akorn Inc.	651	12,180	(a)
Allergan PLC	11,290	1,899,994
Amphastar Pharmaceuticals Inc.	712	13,350	(a)
ANI Pharmaceuticals Inc.	159	9,257	(a)
Aratana Therapeutics Inc.	671	2,959	(a)
Assembly Biosciences Inc.	266	13,071	(a)
Bristol-Myers Squibb Co.	55,938	3,538,078
Catalent Inc.	3,343	137,264	(a)
Clearside Biomedical Inc.	440	4,721	(a)
Collegium Pharmaceutical Inc.	466	11,906	(a)
Corcept Therapeutics Inc.	1,722	28,327	(a)
Corium International Inc.	376	4,313	(a)
Depomed Inc.	1,223	8,060	(a)
Dermira Inc.	722	5,769	(a)
Dova Pharmaceuticals Inc.	95	2,576	(a)
Durect Corp.	2,560	5,478	(a)
Eli Lilly & Co.	33,318	2,577,814
Horizon Pharma PLC	2,960	42,032	(a)
Impax Laboratories Inc.	1,289	25,071	(a)
Innoviva Inc.	1,290	21,504	(a)
Intersect ENT Inc.	515	20,239	(a)
Intra-Cellular Therapies Inc.	686	14,440	(a)
Johnson & Johnson	92,393	11,840,163
Kala Pharmaceuticals Inc.	152	2,406	(a)
Lannett Company Inc.	560	8,988	(a)
Mallinckrodt PLC	561	8,123	(a)
Melinta Therapeutics Inc.	173	1,280	(a)
Menlo Therapeutics Inc.	141	5,299	(a)
Merck & Company Inc.	92,812	5,055,470
Mylan N.V.	17,190	707,712	(a)
MyoKardia Inc.	373	18,202	(a)
Nektar Therapeutics	8,317	883,764	(a)
Neos Therapeutics Inc.	456	3,785	(a)
Ocular Therapeutix Inc.	319	2,077	(a)
Odonate Therapeutics Inc.	154	3,262	(a)
Omeros Corp.	777	8,679	(a)
Optinose Inc.	100	2,002	(a)
Pacira Pharmaceuticals Inc.	701	21,836	(a)
Paratek Pharmaceuticals Inc.	362	4,706	(a)
Pfizer Inc.	204,879	7,271,156
Phibro Animal Health Corp., Class A	379	15,046
Prestige Brands Holdings Inc.	1,340	45,185	(a)
Reata Pharmaceuticals Inc., Class A	211	4,328	(a)
Revance Therapeutics Inc.	511	15,739	(a)
Sienna Biopharmaceuticals Inc.	315	5,916	(a)
Supernus Pharmaceuticals Inc.	858	39,296	(a)
Teligent Inc.	826	2,775	(a)
Tetraphase Pharmaceuticals Inc.	738	2,266	(a)
The Medicines Co.	1,285	42,328	(a)
TherapeuticsMD Inc.	3,005	14,634	(a)
WaVe Life Sciences Ltd.	246	9,865	(a)
Zoetis Inc.	16,966	1,416,831
Zogenix Inc.	631	25,272	(a)
Zynerba Pharmaceuticals Inc.	255	2,216	(a)
		35,935,861
Property & Casualty Insurance – 0.2%
Ambac Financial Group Inc.	904	14,175	(a)
AMERISAFE Inc.	326	18,011
AmtTust Financial Services Inc.	1,615	19,881
Atlas Financial Holdings Inc.	214	2,215	(a)
Baldwin & Lyons Inc., Class B	179	3,938
Cincinnati Financial Corp.	4,871	361,720

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Donegal Group Inc., Class A	163	$2,575
EMC Insurance Group Inc.	168	4,549
Employers Holdings Inc.	565	22,854
Federated National Holding Co.	257	4,053
First American Financial Corp.	767	45,008
Hallmark Financial Services Inc.	283	2,524	(a)
HCI Group Inc.	123	4,694
Heritage Insurance Holdings Inc.	375	5,685
Infinity Property & Casualty Corp.	182	21,549
Investors Title Co.	28	5,597
Kingstone Companies Inc.	127	2,134
Kinsale Capital Group Inc.	274	14,064
MBIA Inc.	1,632	15,112	(a)
Mercury General Corp.	247	11,330
NI Holdings Inc.	236	3,941	(a)
Old Republic International Corp.	1,714	36,765
RLI Corp.	673	42,661
Safety Insurance Group Inc.	264	20,288
Selective Insurance Group Inc.	1,051	63,796
State Auto Financial Corp.	310	8,857
Stewart Information Services Corp.	374	16,434
The Allstate Corp.	12,116	1,148,597
The Hanover Insurance Group Inc.	294	34,660
The Navigators Group Inc.	369	21,273
The Progressive Corp.	20,172	1,229,080
The Travelers Companies Inc.	9,236	1,282,511
United Fire Group Inc.	357	17,086
United Insurance Holdings Corp.	350	6,699
Universal Insurance Holdings Inc.	553	17,641
WR Berkley Corp.	667	48,491
		4,580,448
Publishing – 0.0%*
Daily Journal Corp.	22	5,027	(a)
Gannett Company Inc.	2,164	21,597
John Wiley & Sons Inc., Class A	300	19,110
Meredith Corp.	979	52,670
New Media Investment Group Inc.	829	14,209
News Corp., Class A	14,300	225,940
News Corp., Class B	4,475	72,048
Scholastic Corp.	536	20,818
The New York Times Co., Class A	3,095	74,589
tronc Inc.	370	6,075	(a)
		512,083
Railroads – 0.3%
CSX Corp.	30,755	1,713,361
Genesee & Wyoming Inc., Class A	438	31,006	(a)
Kansas City Southern	3,546	389,528
Norfolk Southern Corp.	9,674	1,313,536
Union Pacific Corp.	27,247	3,662,814
		7,110,245
Real Estate Development – 0.0%*
Forestar Group Inc.	74	1,565	(a)
Stratus Properties Inc.	122	3,685	(a)
		5,250
Real Estate Operating Companies – 0.0%*
FRP Holdings Inc.	127	7,112	(a)
Kennedy-Wilson Holdings Inc.	2,257	39,272
Rafael Holdings Inc., Class B	176	854	(a)
Trinity Place Holdings Inc.	367	2,385	(a)
		49,623
Real Estate Services – 0.0%*
CBRE Group Inc., Class A	10,780	509,032	(a)
HFF Inc. REIT, Class A	681	33,846
Jones Lang LaSalle Inc.	317	55,361
Marcus & Millichap Inc.	308	11,106	(a)
Newmark Group Inc., Class A	421	6,395	(a)
RE/MAX Holdings Inc., Class A	330	19,948
Redfin Corp.	1,054	24,063	(a)
		659,751
Regional Banks – 0.7%
1st Source Corp.	314	15,895
Access National Corp.	290	8,274
ACNB Corp.	119	3,481
Allegiance Bancshares Inc.	220	8,613	(a)
American National Bankshares Inc.	166	6,242

	Number of Shares	Fair Value
Ameris Bancorp.	681	$36,025
Ames National Corp.	174	4,785
Arrow Financial Corp.	233	7,910
Associated Banc-Corp.	1,193	29,646
Atlantic Capital Bancshares Inc.	346	6,263	(a)
Banc of California Inc.	770	14,861
BancFirst Corp.	314	16,673
BancorpSouth Bank	2,152	68,434
Bank of Commerce Holdings	360	4,194
Bank of Hawaii Corp.	297	24,681
Bank of Marin Bancorp.	119	8,205
Bank of the Ozarks Inc.	838	40,450
Bankwell Financial Group Inc.	110	3,551
Banner Corp.	600	33,294
Bar Harbor Bankshares	289	8,011
BB&T Corp.	26,554	1,381,870
BCB Bancorp Inc.	177	2,770
Berkshire Hills Bancorp Inc.	745	28,273
Blue Hills Bancorp Inc.	487	10,154
Boston Private Financial Holdings Inc.	1,529	23,011
Bridge Bancorp Inc.	335	11,239
Brookline Bancorp Inc.	1,394	22,583
Bryn Mawr Bank Corp.	334	14,679
Byline Bancorp Inc.	304	6,971	(a)
C&F Financial Corp.	62	3,261
Cadence BanCorp	526	14,323
Camden National Corp.	304	13,528
Capital City Bank Group Inc.	221	5,470
Capstar Financial Holdings Inc.	163	3,069	(a)
Carolina Financial Corp.	269	10,566
Cathay General Bancorp	1,909	76,322
CenterState Bank Corp.	1,055	27,989
Central Pacific Financial Corp.	492	14,002
Central Valley Community Bancorp	178	3,482
Century Bancorp Inc., Class A	55	4,367
Chemical Financial Corp.	1,777	97,166
Chemung Financial Corp.	55	2,556
Citizens & Northern Corp.	239	5,519
Citizens Financial Group Inc.	16,885	708,832
City Holding Co.	295	20,225
Civista Bancshares Inc.	224	5,121
CNB Financial Corp.	281	8,174
CoBiz Financial Inc.	753	14,759
Codorus Valley Bancorp Inc.	166	4,668
Columbia Banking System Inc.	1,317	55,248
Comerica Inc.	6,104	585,557
Commerce Bancshares Inc.	649	38,882
Community Bank System Inc.	906	48,525
Community Bankers Trust Corp.	495	4,455	(a)
Community Trust Bancorp Inc.	306	13,831
ConnectOne Bancorp Inc.	572	16,474
County Bancorp Inc.	84	2,454
Cullen/Frost Bankers Inc.	408	43,277
Customers Bancorp Inc.	487	14,196	(a)
CVB Financial Corp.	1,887	42,722
Eagle Bancorp Inc.	576	34,474	(a)
East West Bancorp Inc.	1,010	63,165
Enterprise Bancorp Inc.	170	5,999
Enterprise Financial Services Corp.	384	18,010
Equity Bancshares Inc., Class A	224	8,772	(a)
Evans Bancorp Inc.	105	4,751
Farmers & Merchants Bancorp Inc./Archbold	168	6,782
Farmers Capital Bank Corp.	144	5,753
Farmers National Banc Corp.	506	7,008
FB Financial Corp.	243	9,863	(a)
FCB Financial Holdings Inc., Class A	682	34,850	(a)
Fidelity Southern Corp.	420	9,689
Fifth Third Bancorp	24,250	769,937
Financial Institutions Inc.	280	8,288
First Bancorp Inc.	207	5,792
First Bancorp/Southern Pines NC	459	16,363
First Busey Corp.	729	21,666
First Business Financial Services Inc.	163	4,101
First Citizens BancShares Inc., Class A	134	55,374
First Commonwealth Financial Corp.	1,786	25,236

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
First Community Bancshares Inc.	315	$9,403
First Connecticut Bancorp Inc.	275	7,040
First Financial Bancorp.	1,151	33,782
First Financial Bankshares Inc.	1,157	53,569
First Financial Corp.	201	8,362
First Financial Northwest Inc.	175	2,931
First Foundation Inc.	516	9,567	(a)
First Horizon National Corp.	2,292	43,158
First Internet Bancorp	105	3,885
First Interstate BancSystem Inc., Class A	486	19,221
First Merchants Corp.	723	30,149
First Mid-Illinois Bancshares Inc.	139	5,067
First Midwest Bancorp Inc.	1,793	44,090
First Northwest Bancorp	210	3,547	(a)
Flushing Financial Corp.	432	11,647
FNB Bancorp	98	3,605
FNB Corp.	2,268	30,505
Franklin Financial Network Inc.	187	6,096	(a)
Fulton Financial Corp.	4,337	76,982
German American Bancorp Inc.	326	10,872
Glacier Bancorp Inc.	1,429	54,845
Great Southern Bancorp Inc.	216	10,789
Great Western Bancorp Inc.	1,079	43,451
Green Bancorp Inc.	425	9,456	(a)
Guaranty Bancorp	473	13,410
Guaranty Bancshares Inc.	143	4,763
Hancock Holding Co.	2,148	111,052
Hanmi Financial Corp.	566	17,404
HarborOne Bancorp Inc.	291	5,139	(a)
Heartland Financial USA Inc.	440	23,342
Heritage Commerce Corp.	525	8,652
Heritage Financial Corp.	529	16,187
Hilltop Holdings Inc.	1,328	31,155
Home BancShares Inc.	3,999	91,217
HomeTrust Bancshares Inc.	322	8,388	(a)
Hope Bancorp Inc.	2,303	41,892
Horizon Bancorp	358	10,744
Howard Bancorp Inc.	167	3,307	(a)
Huntington Bancshares Inc.	36,760	555,076
IBERIABANK Corp.	928	72,384
Independent Bank Corp.	484	34,630
Independent Bank Corp.	404	9,252
Independent Bank Group Inc.	334	23,614
International Bancshares Corp.	1,341	52,165
Investar Holding Corp.	186	4,808
Investors Bancorp Inc.	4,478	61,080
KeyCorp	35,495	693,927
Lakeland Bancorp Inc.	788	15,642
Lakeland Financial Corp.	448	20,711
LCNB Corp.	180	3,420
LegacyTexas Financial Group Inc.	835	35,755
Live Oak Bancshares Inc.	398	11,064
M&T Bank Corp.	5,161	951,482
Macatawa Bank Corp.	536	5,505
MainSource Financial Group Inc.	464	18,862
MB Financial Inc.	2,052	83,065
MBT Financial Corp.	362	3,892
Mercantile Bank Corp.	320	10,640
Midland States Bancorp Inc.	290	9,152
MidSouth Bancorp Inc.	270	3,416
MidWestOne Financial Group Inc.	166	5,526
MutualFirst Financial Inc.	105	3,806
National Bank Holdings Corp., Class A	463	15,395
National Bankshares Inc.	137	6,172
National Commerce Corp.	167	7,273	(a)
NBT Bancorp Inc.	797	28,278
Nicolet Bankshares Inc.	151	8,316	(a)
Northeast Bancorp	134	2,747
Northrim BanCorp Inc.	136	4,699
Norwood Financial Corp.	133	4,002
OFG Bancorp	880	9,196
Ohio Valley Banc Corp.	108	4,520
Old Line Bancshares Inc.	166	5,478
Old National Bancorp	2,447	41,354
Old Second Bancorp Inc.	574	7,979

	Number of Shares	Fair Value
Opus Bank	333	$9,324
Orrstown Financial Services Inc.	172	4,154
Pacific Mercantile Bancorp	415	3,963	(a)
Pacific Premier Bancorp Inc.	682	27,416	(a)
PacWest Bancorp	868	42,992
Park National Corp.	240	24,902
Peapack Gladstone Financial Corp.	317	10,585
Penns Woods Bancorp Inc.	95	4,019
People’s United Financial Inc.	12,949	241,628
People’s Utah Bancorp	262	8,463
Peoples Bancorp Inc.	321	11,379
Peoples Bancorp of North Carolina Inc.	121	3,717
Peoples Financial Services Corp.	138	6,300
Pinnacle Financial Partners Inc.	516	33,127
Preferred Bank	242	15,536
Premier Financial Bancorp Inc.	191	3,555
Prosperity Bancshares Inc.	484	35,153
QCR Holdings Inc.	235	10,540
Regions Financial Corp.	39,375	731,587
Reliant Bancorp Inc.	162	3,692
Renasant Corp.	817	34,772
Republic Bancorp Inc., Class A	191	7,315
Republic First Bancorp Inc.	678	5,899	(a)
S&T Bancorp Inc.	617	24,643
Sandy Spring Bancorp Inc.	615	23,837
Seacoast Banking Corporation of Florida	787	20,832	(a)
ServisFirst Bancshares Inc.	866	35,350
Shore Bancshares Inc.	250	4,715
Sierra Bancorp	237	6,314
Signature Bank	375	53,231	(a)
Simmons First National Corp., Class A	1,382	39,318
SmartFinancial Inc.	166	3,911	(a)
South State Corp.	648	55,274
Southern First Bancshares Inc.	112	4,984	(a)
Southern National Bancorp of Virginia Inc.	469	7,429
Southside Bancshares Inc.	503	17,474
State Bank Financial Corp.	703	21,097
Sterling Bancorp	5,455	123,010
Stock Yards Bancorp Inc.	428	15,023
Summit Financial Group Inc.	166	4,152
SunTrust Banks Inc.	16,398	1,115,720
SVB Financial Group	1,800	432,018	(a)
Synovus Financial Corp.	828	41,350
TCF Financial Corp.	1,165	26,574
Texas Capital Bancshares Inc.	1,218	109,498	(a)
The Bancorp Inc.	713	7,700	(a)
The Community Financial Corp.	74	2,754
The First Bancshares Inc.	161	5,192
The First of Long Island Corp.	429	11,776
The PNC Financial Services Group Inc.	16,369	2,475,648
Tompkins Financial Corp.	249	18,864
TowneBank	1,189	34,005
Trico Bancshares	405	15,074
TriState Capital Holdings Inc.	439	10,207	(a)
Triumph Bancorp Inc.	309	12,731	(a)
Trustmark Corp.	1,690	52,660
Two River Bancorp	135	2,437
UMB Financial Corp.	1,139	82,452
Umpqua Holdings Corp.	5,578	119,425
Union Bankshares Corp.	1,024	37,591
Union Bankshares Inc.	78	3,962
United Bankshares Inc.	2,549	89,852
United Community Banks Inc.	1,323	41,873
Unity Bancorp Inc.	203	4,466
Univest Corporation of Pennsylvania	499	13,822
Valley National Bancorp	6,497	80,953
Veritex Holdings Inc.	299	8,273	(a)
Washington Trust Bancorp Inc.	257	13,814
Webster Financial Corp.	633	35,068
WesBanco Inc.	744	31,471
West Bancorporation Inc.	325	8,320
Westamerica Bancorporation	461	26,775

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Wintrust Financial Corp.	1,410	$121,330
Zions Bancorporation	6,671	351,762
		15,814,914
Reinsurance – 0.0%*
Alleghany Corp.	107	65,745
Enstar Group Ltd.	205	43,101	(a)
Greenlight Capital Re Ltd., Class A	583	9,357	(a)
Maiden Holdings Ltd.	1,195	7,768
Reinsurance Group of America Inc.	445	68,530
WMIH Corp.	4,068	5,777	(a)
		200,278
Renewable Electricity – 0.0%*
Ormat Technologies Inc.	708	39,917
Pattern Energy Group Inc.	1,274	22,027
TerraForm Power Inc., Class A	897	9,625
		71,569
Research & Consulting Services – 0.1%
Acacia Research Corp.	1,007	3,525	(a)
CBIZ Inc.	981	17,903	(a)
CRA International Inc.	170	8,889
Equifax Inc.	4,105	483,610
Exponent Inc.	454	35,707
Forrester Research Inc.	194	8,041
Franklin Covey Co.	207	5,568	(a)
FTI Consulting Inc.	709	34,323	(a)
Hill International Inc.	639	3,642	(a)
Huron Consulting Group Inc.	429	16,345	(a)
ICF International Inc.	311	18,178
Mistras Group Inc.	343	6,497	(a)
Navigant Consulting Inc.	822	15,815	(a)
Nielsen Holdings PLC	11,589	368,415
Red Violet Inc.	31	189	(a)
Resources Connection Inc.	510	8,262
RPX Corp.	855	9,140
The Dun & Bradstreet Corp.	255	29,835
Verisk Analytics Inc.	5,404	562,016	(a)
Willdan Group Inc.	143	4,054	(a)
		1,639,954
Residential REITs – 0.2%
American Campus Communities Inc.	937	36,187
Apartment Investment & Management Co., Class A	5,870	239,202
AvalonBay Communities Inc.	4,707	774,113
Bluerock Residential Growth REIT Inc.	381	3,239
Camden Property Trust	650	54,717
Clipper Realty Inc.	342	2,897
Education Realty Trust Inc.	1,870	61,242
Equity Residential	12,903	795,083
Essex Property Trust Inc.	2,359	567,764
Independence Realty Trust Inc.	1,539	14,128
Mid-America Apartment Communities Inc.	3,900	355,836
NexPoint Residential Trust Inc.	358	8,893
Preferred Apartment Communities Inc., Class A	643	9,124
UDR Inc.	9,582	341,311
UMH Properties Inc.	493	6,611
		3,270,347
Restaurants – 0.5%
Biglari Holdings Inc.	20	8,168	(a)
BJ’s Restaurants Inc.	346	15,535
Bloomin’ Brands Inc.	1,677	40,718
Bojangles’ Inc.	197	2,728	(a)
Brinker International Inc.	1,158	41,804
Carrols Restaurant Group Inc.	676	7,571	(a)
Chipotle Mexican Grill Inc.	866	279,813	(a)
Chuy’s Holdings Inc.	327	8,567	(a)
Cracker Barrel Old Country Store Inc.	517	82,306
Darden Restaurants Inc.	4,105	349,951
Dave & Buster’s Entertainment Inc.	769	32,098	(a)
Del Frisco’s Restaurant Group Inc.	392	5,978	(a)
Del Taco Restaurants Inc.	463	4,797	(a)
Denny’s Corp.	1,220	18,825	(a)
Dine Brands Global Inc.	319	20,920
Domino’s Pizza Inc.	302	70,535

	Number of Shares	Fair Value
Dunkin’ Brands Group Inc.	568	$33,904
El Pollo Loco Holdings Inc.	410	3,895	(a)
Fiesta Restaurant Group Inc.	537	9,935	(a)
Fogo De Chao Inc.	121	1,906	(a)
J. Alexander’s Holdings Inc.	273	3,126	(a)
Jack in the Box Inc.	756	64,509
McDonald’s Corp.	27,577	4,312,491
Nathan’s Famous Inc.	58	4,286
Noodles & Co.	224	1,691	(a)
Papa John’s International Inc.	660	37,818
Potbelly Corp.	479	5,772	(a)
Red Robin Gourmet Burgers Inc.	236	13,688	(a)
Ruth’s Hospitality Group Inc.	578	14,132
Shake Shack Inc., Class A	435	18,109	(a)
Sonic Corp.	703	17,737
Starbucks Corp.	48,292	2,795,624
Texas Roadhouse Inc.	1,638	94,644
The Cheesecake Factory Inc.	1,074	51,788
The Habit Restaurants Inc., Class A	276	2,429	(a)
The Wendy’s Co.	1,225	21,499
Wingstop Inc.	550	25,977
Yum China Holdings Inc.	10,767	446,831
Yum! Brands Inc.	11,568	984,784
Zoe’s Kitchen Inc.	384	5,545	(a)
		9,962,434
Retail REITs – 0.2%
Acadia Realty Trust	1,546	38,032
Agree Realty Corp.	514	24,692
Alexander’s Inc.	42	16,012
CBL & Associates Properties Inc.	3,125	13,031
Cedar Realty Trust Inc.	1,656	6,525
Federal Realty Investment Trust	2,658	308,620
Getty Realty Corp.	530	13,367
GGP Inc.	21,430	438,458
Kimco Realty Corp.	15,987	230,213
Kite Realty Group Trust	1,558	23,728
National Retail Properties Inc.	1,061	41,655
Pennsylvania Real Estate Investment Trust	1,370	13,220
Ramco-Gershenson Properties Trust	1,457	18,008
Realty Income Corp.	10,097	522,318
Regency Centers Corp.	4,800	283,104
Retail Opportunity Investments Corp.	2,007	35,464
Saul Centers Inc.	185	9,429
Seritage Growth Properties REIT, Class A	465	16,531
Simon Property Group Inc.	10,834	1,672,228
Tanger Factory Outlet Centers Inc.	666	14,652
Taubman Centers Inc.	420	23,902
The Macerich Co.	3,553	199,039
Urban Edge Properties	2,501	53,396
Urstadt Biddle Properties Inc., Class A	522	10,075
Washington Prime Group Inc.	4,526	30,188
Weingarten Realty Investors	821	23,054
Whitestone REIT	546	5,673
		4,084,614
Security & Alarm Services – 0.0%*
The Brink’s Co.	1,196	85,335
Semiconductor Equipment – 0.2%
Advanced Energy Industries Inc.	708	45,241	(a)
Amkor Technology Inc.	1,943	19,683	(a)
Applied Materials Inc.	36,046	2,004,518
Axcelis Technologies Inc.	551	13,555	(a)
AXT Inc.	705	5,111	(a)
Brooks Automation Inc.	1,222	33,092
Cabot Microelectronics Corp.	442	47,343
Cohu Inc.	530	12,089
CyberOptics Corp.	160	2,880	(a)
Entegris Inc.	2,606	90,689
FormFactor Inc.	1,340	18,291	(a)
Ichor Holdings Ltd.	363	8,788	(a)
KLA-Tencor Corp.	5,333	581,350
Lam Research Corp.	5,543	1,126,116
MKS Instruments Inc.	1,333	154,161
Nanometrics Inc.	473	12,724	(a)
PDF Solutions Inc.	397	4,629	(a)

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Photronics Inc.	1,258	$10,379	(a)
Rudolph Technologies Inc.	600	16,620	(a)
Teradyne Inc.	1,349	61,663
Ultra Clean Holdings Inc.	556	10,703	(a)
Veeco Instruments Inc.	885	15,045	(a)
Versum Materials Inc.	742	27,921
Xcerra Corp.	1,063	12,384	(a)
Xperi Corp.	822	17,385
		4,352,360
Semiconductors – 1.2%
Advanced Micro Devices Inc.	29,100	292,455	(a)
Alpha & Omega Semiconductor Ltd.	384	5,933	(a)
Ambarella Inc.	586	28,708	(a)
Analog Devices Inc.	12,720	1,159,174
CEVA Inc.	394	14,263	(a)
Cirrus Logic Inc.	1,564	63,545	(a)
Cree Inc.	2,459	99,122	(a)
Cypress Semiconductor Corp.	2,436	41,315
Diodes Inc.	655	19,951	(a)
DSP Group Inc.	475	5,605	(a)
First Solar Inc.	571	40,530	(a)
Impinj Inc.	341	4,440	(a)
Inphi Corp.	795	23,930	(a)
Integrated Device Technology Inc.	3,303	100,940	(a)
Intel Corp.	160,840	8,376,547
Kopin Corp.	1,142	3,563	(a)
Lattice Semiconductor Corp.	2,357	13,128	(a)
MACOM Technology Solutions Holdings Inc.	768	12,749	(a)
MaxLinear Inc.	1,106	25,161	(a)
Microchip Technology Inc.	8,062	736,544
Micron Technology Inc.	39,478	2,058,383	(a)
Microsemi Corp.	809	52,358	(a)
Monolithic Power Systems Inc.	990	114,612
NeoPhotonics Corp.	622	4,261	(a)
NVE Corp.	97	8,062
NVIDIA Corp.	20,781	4,812,672
Pixelworks Inc.	760	2,941	(a)
Power Integrations Inc.	521	35,610
Qorvo Inc.	4,167	293,565	(a)
QUALCOMM Inc.	50,875	2,818,984
Rambus Inc.	1,954	26,242	(a)
Semtech Corp.	1,217	47,524	(a)
Sigma Designs Inc.	683	4,235	(a)
Silicon Laboratories Inc.	1,064	95,654	(a)
Skyworks Solutions Inc.	6,384	640,060
SMART Global Holdings Inc.	114	5,682	(a)
SunPower Corp.	1,132	9,033	(a)
Synaptics Inc.	866	39,602	(a)
Texas Instruments Inc.	33,688	3,499,846
Xilinx Inc.	8,559	618,302
		26,255,231
Silver – 0.0%*
Coeur Mining Inc.	3,191	25,528	(a)
Hecla Mining Co.	6,938	25,462
		50,990
Soft Drinks – 0.6%
Coca-Cola Bottling Company Consolidated	85	14,677
Dr Pepper Snapple Group Inc.	6,276	742,953
Monster Beverage Corp.	14,433	825,712	(a)
National Beverage Corp.	212	18,872
PepsiCo Inc.	49,008	5,349,223
Primo Water Corp.	424	4,965	(a)
The Coca-Cola Co.	132,311	5,746,267
		12,702,669
Specialized Consumer Services – 0.0%*
Ascent Capital Group Inc., Class A	203	747	(a)
Carriage Services Inc.	295	8,160
Collectors Universe Inc.	149	2,341
H&R Block Inc.	7,788	197,893
Liberty Tax Inc.	107	1,081
Regis Corp.	542	8,200	(a)
Service Corporation International	1,277	48,194

	Number of Shares	Fair Value
Sotheby’s	934	$47,923	(a)
Weight Watchers International Inc.	487	31,032	(a)
		345,571
Specialized Finance – 0.0%*
Marlin Business Services Corp.	174	4,933
NewStar Financial Inc.	492	242
On Deck Capital Inc.	923	5,160	(a)
		10,335
Specialized REITs – 0.4%
American Tower Corp.	14,830	2,155,392
CatchMark Timber Trust Inc., Class A	789	9,839
CoreCivic Inc.	840	16,397
CorEnergy Infrastructure Trust Inc.	246	9,235
CoreSite Realty Corp.	235	23,561
Crown Castle International Corp.	13,995	1,533,992
CyrusOne Inc.	678	34,720
Digital Realty Trust Inc.	7,039	741,770
EPR Properties	446	24,708
Equinix Inc.	2,713	1,134,414
Extra Space Storage Inc.	4,549	397,401
Farmland Partners Inc.	684	5,711
Four Corners Property Trust Inc.	1,179	27,223
InfraREIT Inc.	810	15,738	(a)
Iron Mountain Inc.	9,170	301,326
Jernigan Capital Inc.	175	3,168
Lamar Advertising Co., Class A	579	36,859
Life Storage Inc.	324	27,060
National Storage Affiliates Trust	839	21,042
PotlatchDeltic Corp.	1,494	77,763
Public Storage	5,140	1,030,005
QTS Realty Trust Inc., Class A	885	32,055
Rayonier Inc.	894	31,451
Safety Income and Growth Inc.	192	3,070
SBA Communications Corp.	4,000	683,680	(a)
The GEO Group Inc.	3,089	63,232
Uniti Group Inc.	1,124	18,265	(a)
Weyerhaeuser Co.	26,239	918,365
		9,377,442
Specialty Chemicals – 0.2%
A Schulman Inc.	482	20,726
Advanced Emissions Solutions Inc.	473	5,402
Albemarle Corp.	3,774	350,001
Ashland Global Holdings Inc.	435	30,359
Balchem Corp.	578	47,251
Chase Corp.	141	16,419
Ecolab Inc.	9,026	1,237,194
Ferro Corp.	1,478	34,319	(a)
Flotek Industries Inc.	1,049	6,399	(a)
FutureFuel Corp.	511	6,127
GCP Applied Technologies Inc.	1,273	36,981	(a)
HB Fuller Co.	901	44,807
Ingevity Corp.	776	57,183	(a)
Innophos Holdings Inc.	313	12,586
Innospec Inc.	443	30,390
International Flavors & Fragrances Inc.	2,867	392,521
KMG Chemicals Inc.	181	10,851
Kraton Corp.	518	24,714	(a)
Minerals Technologies Inc.	881	58,983
NewMarket Corp.	65	26,109
OMNOVA Solutions Inc.	854	8,967	(a)
PolyOne Corp.	2,019	85,848
PPG Industries Inc.	8,939	997,592
PQ Group Holdings Inc.	538	7,516	(a)
Quaker Chemical Corp.	243	35,996
Rayonier Advanced Materials Inc.	768	16,489
RPM International Inc.	929	44,285
Sensient Technologies Corp.	1,080	76,226
Stepan Co.	361	30,028
The Sherwin-Williams Co.	2,824	1,107,347
Valhi Inc.	555	3,363
		4,862,979
Specialty Stores – 0.1%
Barnes & Noble Education Inc.	802	5,526	(a)
Barnes & Noble Inc.	1,102	5,455
Big 5 Sporting Goods Corp.	360	2,610

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Build-A-Bear Workshop Inc.	274	$2,507	(a)
Dick’s Sporting Goods Inc.	558	19,558
Five Below Inc.	987	72,387	(a)
GNC Holdings Inc., Class A	1,348	5,203	(a)
Hibbett Sports Inc.	290	6,945	(a)
MarineMax Inc.	400	7,780	(a)
National Vision Holdings Inc.	551	17,803	(a)
Office Depot Inc.	12,921	27,780
Party City Holdco Inc.	541	8,440	(a)
Sally Beauty Holdings Inc.	892	14,673	(a)
Signet Jewelers Ltd.	430	16,564
Sportsman’s Warehouse Holdings Inc.	518	2,113	(a)
The Container Store Group Inc.	311	1,692	(a)
The Michaels Companies Inc.	796	15,689	(a)
Tiffany & Co.	3,442	336,146
Tractor Supply Co.	4,579	288,568
Ulta Salon Cosmetics & Fragrance Inc.	1,970	402,412	(a)
Vitamin Shoppe Inc.	485	2,110	(a)
Winmark Corp.	43	5,624
		1,267,585
Steel – 0.1%
AK Steel Holding Corp.	5,474	24,797	(a)
Allegheny Technologies Inc.	3,142	74,402	(a)
Ampco-Pittsburgh Corp.	164	1,460
Carpenter Technology Corp.	1,199	52,900
Cleveland-Cliffs Inc.	5,413	37,620	(a)
Commercial Metals Co.	2,910	59,538
Haynes International Inc.	251	9,315
Nucor Corp.	10,775	658,245
Olympic Steel Inc.	182	3,733
Reliance Steel & Aluminum Co.	505	43,299
Ryerson Holding Corp.	218	1,777	(a)
Schnitzer Steel Industries Inc., Class A	521	16,854
Steel Dynamics Inc.	1,632	72,167
SunCoke Energy Inc.	989	10,642	(a)
TimkenSteel Corp.	798	12,122	(a)
United States Steel Corp.	1,206	42,439
Warrior Met Coal Inc.	607	17,002
Worthington Industries Inc.	1,108	47,555
		1,185,867
Systems Software – 1.4%
A10 Networks Inc.	886	5,157	(a)
CA Inc.	10,505	356,119
CommVault Systems Inc.	967	55,312	(a)
ForeScout Technologies Inc.	122	3,958	(a)
Fortinet Inc.	994	53,258	(a)
Imperva Inc.	576	24,941	(a)
Microsoft Corp.	264,985	24,185,181
Oracle Corp.	104,086	4,761,934
Progress Software Corp.	866	33,298
Proofpoint Inc.	777	88,306	(a)
Qualys Inc.	582	42,340	(a)
Rapid7 Inc.	400	10,228	(a)
Red Hat Inc.	6,196	926,364	(a)
SailPoint Technologies Holding Inc.	366	7,573	(a)
SecureWorks Corp., Class A	103	832	(a)
Symantec Corp.	20,792	537,473
The Rubicon Project Inc.	747	1,345	(a)
TiVo Corp.	2,124	28,780
Varonis Systems Inc.	362	21,901	(a)
VASCO Data Security International Inc.	609	7,887	(a)
		31,152,187
Technology Distributors – 0.0%*
Anixter International Inc.	506	38,329	(a)
Arrow Electronics Inc.	613	47,213	(a)
Avnet Inc.	847	35,371
ePlus Inc.	252	19,580	(a)
Insight Enterprises Inc.	628	21,936	(a)
PC Connection Inc.	218	5,450
PCM Inc.	229	1,901	(a)
ScanSource Inc.	417	14,824	(a)
SYNNEX Corp.	737	87,261
Systemax Inc.	220	6,281
Tech Data Corp.	881	75,000	(a)
		353,146

	Number of Shares	Fair Value
Technology Hardware, Storage & Peripherals – 1.5%
3D Systems Corp.	2,773	$32,139	(a)
Apple Inc.	174,687	29,308,985
Avid Technology Inc.	661	3,001	(a)
CPI Card Group Inc.	79	238
Cray Inc.	721	14,925	(a)
Diebold Nixdorf Inc.	1,961	30,199
Eastman Kodak Co.	343	1,835	(a)
Electronics For Imaging Inc.	796	21,755	(a)
Hewlett Packard Enterprise Co.	54,910	963,121
HP Inc.	55,928	1,225,942
Immersion Corp.	589	7,039	(a)
Intevac Inc.	368	2,539	(a)
NCR Corp.	831	26,193	(a)
NetApp Inc.	9,203	567,733
Pure Storage Inc., Class A	1,762	35,152	(a)
Quantum Corp.	630	2,293	(a)
Stratasys Ltd.	823	16,608	(a)
Super Micro Computer Inc.	774	13,158	(a)
USA Technologies Inc.	724	6,516	(a)
Western Digital Corp.	10,222	943,184
Xerox Corp.	7,942	228,571
		33,451,126
Textiles – 0.0%*
Culp Inc.	217	6,629
Unifi Inc.	314	11,383	(a)
		18,012
Thrifts & Mortgage Finance – 0.0%*
BankFinancial Corp.	310	5,264
Bear State Financial Inc.	359	3,680
Beneficial Bancorp Inc.	1,236	19,220
BofI Holding Inc.	1,051	42,597	(a)
BSB Bancorp Inc.	153	4,682	(a)
Capitol Federal Financial Inc.	2,404	29,689
Charter Financial Corp.	269	5,485
Clifton Bancorp Inc.	434	6,792
Dime Community Bancshares Inc.	630	11,592
Entegra Financial Corp.	165	4,785	(a)
ESSA Bancorp Inc.	149	2,186
Federal Agricultural Mortgage Corp., Class C	170	14,793
First Defiance Financial Corp.	175	10,031
Flagstar Bancorp Inc.	413	14,620	(a)
Greene County Bancorp Inc.	77	2,826
Hingham Institution for Savings	25	5,150
Home Bancorp Inc.	113	4,878
HomeStreet Inc.	467	13,380	(a)
Impac Mortgage Holdings Inc.	161	1,272	(a)
Kearny Financial Corp.	1,437	18,681
LendingTree Inc.	164	53,817	(a)
Malvern Bancorp Inc.	148	3,848	(a)
Meridian Bancorp Inc.	860	17,329
Meta Financial Group Inc.	164	17,909
MGIC Investment Corp.	6,800	88,400	(a)
Nationstar Mortgage Holdings Inc.	487	8,747	(a)
New York Community Bancorp Inc.	3,408	44,406
NMI Holdings Inc., Class A	998	16,517	(a)
Northfield Bancorp Inc.	841	13,128
Northwest Bancshares Inc.	1,668	27,622
OceanFirst Financial Corp.	695	18,591
Ocwen Financial Corp.	2,018	8,314	(a)
Oritani Financial Corp.	742	11,390
PCSB Financial Corp.	343	7,196	(a)
PennyMac Financial Services Inc., Class A	223	5,051	(a)
PHH Corp.	554	5,795	(a)
Provident Financial Holdings Inc.	127	2,297
Provident Financial Services Inc.	1,114	28,507
Prudential Bancorp Inc.	215	3,900
Radian Group Inc.	3,927	74,770
Riverview Bancorp Inc.	396	3,699
SI Financial Group Inc.	213	3,067
Southern Missouri Bancorp Inc.	117	4,282
Sterling Bancorp Inc.	315	4,256
Territorial Bancorp Inc.	149	4,419
Timberland Bancorp Inc.	115	3,496

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
TrustCo Bank Corp.	1,687	$14,255
United Community Financial Corp.	912	8,992
United Financial Bancorp Inc.	1,003	16,249
Walker & Dunlop Inc.	514	30,542
Washington Federal Inc.	2,139	74,009
Waterstone Financial Inc.	497	8,598
Western New England Bancorp Inc.	301	3,206
WSFS Financial Corp.	576	27,590
		885,797
Tires & Rubber – 0.0%*
Cooper Tire & Rubber Co.	1,287	37,709
The Goodyear Tire & Rubber Co.	8,001	212,667
		250,376
Tobacco – 0.4%
Altria Group Inc.	65,139	4,059,462
Philip Morris International Inc.	53,535	5,321,379
Turning Point Brands Inc.	96	1,866
Universal Corp.	441	21,389
Vector Group Ltd.	1,838	37,477
		9,441,573
Trading Companies & Distributors – 0.1%
Aircastle Ltd.	803	15,948
Applied Industrial Technologies Inc.	692	50,447
Beacon Roofing Supply Inc.	1,238	65,701	(a)
BMC Stock Holdings Inc.	1,131	22,111	(a)
CAI International Inc.	316	6,718	(a)
DXP Enterprises Inc.	258	10,049	(a)
EnviroStar Inc.	89	3,493
Fastenal Co.	9,835	536,893
Foundation Building Materials Inc.	298	4,443	(a)
GATX Corp.	963	65,956
GMS Inc.	589	18,000	(a)
H&E Equipment Services Inc.	528	20,323
Herc Holdings Inc.	459	29,812	(a)
Huttig Building Products Inc.	557	2,913	(a)
Kaman Corp.	501	31,122
Lawson Products Inc.	125	3,156	(a)
MRC Global Inc.	1,614	26,534	(a)
MSC Industrial Direct Company Inc., Class A	310	28,430
Nexeo Solutions Inc.	585	6,260	(a)
NOW Inc.	2,829	28,912	(a)
Rush Enterprises Inc., Class A	572	24,304	(a)
Rush Enterprises Inc., Class B	55	2,221	(a)
SiteOne Landscape Supply Inc.	594	45,762	(a)
Textainer Group Holdings Ltd.	467	7,916	(a)
Titan Machinery Inc.	349	8,222	(a)
United Rentals Inc.	2,851	492,453	(a)
Veritiv Corp.	160	6,272	(a)
Watsco Inc.	219	39,632
Willis Lease Finance Corp.	81	2,777	(a)
WW Grainger Inc.	1,712	483,246
		2,090,026
Trucking – 0.0%*
ArcBest Corp.	491	15,736
Avis Budget Group Inc.	1,807	84,640	(a)
Covenant Transportation Group Inc., Class A	237	7,070	(a)
Daseke Inc.	458	4,484	(a)
Heartland Express Inc.	916	16,479
Hertz Global Holdings Inc.	1,036	20,565	(a)
JB Hunt Transport Services Inc.	2,827	331,183
Knight-Swift Transportation Holdings Inc.	3,158	145,300
Landstar System Inc.	290	31,798
Marten Transport Ltd.	760	17,328
Old Dominion Freight Line Inc.	478	70,252
Roadrunner Transportation Systems Inc.	615	1,562	(a)
Ryder System Inc.	376	27,369
Saia Inc.	443	33,291	(a)
Schneider National Inc., Class B	767	19,988
Universal Logistics Holdings Inc.	169	3,574

	Number of Shares	Fair Value
Werner Enterprises Inc.	1,196	$43,654
YRC Worldwide Inc.	655	5,784	(a)
		880,057
Water Utilities – 0.0%*
American States Water Co.	620	32,897
American Water Works Company Inc.	6,398	525,468
Aqua America Inc.	1,218	41,485
AquaVenture Holdings Ltd.	266	3,304	(a)
Artesian Resources Corp., Class A	156	5,691
Cadiz Inc.	396	5,346	(a)
California Water Service Group	902	33,599
Connecticut Water Service Inc.	216	13,074
Middlesex Water Co.	318	11,671
SJW Group	274	14,443
The York Water Co.	260	8,060
		695,038
Wireless Telecommunication Services – 0.0%*
Boingo Wireless Inc.	716	17,736	(a)
Shenandoah Telecommunications Co.	822	29,592
Spok Holdings Inc.	415	6,204
Telephone & Data Systems Inc.	640	17,939
		71,471
Total Common Stock (Cost $466,148,369)		803,493,598

Rights – 0.0%*
Heavy Electrical Equipment – 0.0%*
Babcock & Wilcox Enterprises Inc.	919	1,763	(a)
Total Domestic Equity (Cost $466,148,369)		803,495,361
Foreign Equity – 27.8%
Common Stock – 27.4%
Advertising – 0.1%
Cheil Worldwide Inc.	2,021	34,665
Dentsu Inc.	5,600	247,608
Hakuhodo DY Holdings Inc.	5,200	71,819
JCDecaux S.A.	2,402	83,490
Publicis Groupe S.A.	5,956	414,525
WPP PLC	36,223	575,560
		1,427,667
Aerospace & Defense – 0.3%
Airbus SE	16,006	1,851,915
AviChina Industry & Technology Company Ltd., Class H	76,000	53,991
BAE Systems PLC	90,705	742,015
Bombardier Inc., Class B	51,880	150,902	(a)
CAE Inc.	8,733	162,433
Cobham PLC	61,159	105,375	(a)
Dassault Aviation S.A.	89	169,944
Embraer S.A.	15,700	101,798
Korea Aerospace Industries Ltd.	1,660	78,271	(a)
Leonardo S.p.A.	11,422	132,033
Meggitt PLC	20,323	123,272
MTU Aero Engines AG	1,383	232,974
Rolls-Royce Holdings PLC	46,946	573,885	(a)
Safran S.A.	8,953	949,716
Singapore Technologies Engineering Ltd.	44,000	121,026
Thales S.A.	2,781	338,626
		5,888,176
Agricultural & Farm Machinery – 0.0%*
CNH Industrial N.V.	29,906	369,369
Kubota Corp.	29,900	527,338
		896,707
Agricultural Products – 0.0%*
Charoen Pokphand Indonesia Tbk PT	289,500	72,699
Felda Global Ventures Holdings Bhd	47,900	20,660
Genting Plantations Bhd	8,500	22,479
Golden Agri-Resources Ltd.	218,900	58,676
IOI Corporation Bhd	60,300	74,587
Kuala Lumpur Kepong Bhd	18,200	120,700

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Sime Darby Plantation Bhd	71,462	$102,587	(a)
Wilmar International Ltd.	55,800	136,027
		608,415
Air Freight & Logistics – 0.1%
Bollore S.A.	182	965	(a)
Bollore S.A.	21,261	113,359
Deutsche Post AG	26,560	1,162,742
Hyundai Glovis Company Ltd.	540	92,545
Royal Mail PLC	25,601	194,278
Yamato Holdings Company Ltd.	10,800	271,611
		1,835,500
Airlines – 0.1%
Air China Ltd., Class H	28,000	36,159
AirAsia Bhd	48,500	49,855
ANA Holdings Inc.	3,200	124,065
China Airlines Ltd.	104,000	38,257	(a)
China Southern Airlines Company Ltd., H Shares	52,000	54,342
Deutsche Lufthansa AG	6,810	217,593
easyJet PLC	5,802	130,769
Eva Airways Corp.	80,650	41,595
International Consolidated Airlines Group S.A.	18,877	163,355
Japan Airlines Company Ltd.	2,900	118,138
Korean Air Lines Company Ltd.	1,954	60,468
Latam Airlines Group S.A.	11,360	176,978
Singapore Airlines Ltd.	13,700	113,829
Turk Hava Yollari AO	23,896	117,694	(a)
		1,443,097
Airport Services – 0.1%
Aena SME S.A.	1,879	378,703	(d)
Aeroports de Paris	773	168,325
Airports of Thailand PCL NVDR	124,100	262,705
Auckland International Airport Ltd.	33,299	147,495
Beijing Capital International Airport Company Ltd., Class H	64,000	86,435
Fraport AG Frankfurt Airport Services Worldwide	1,434	141,456
Grupo Aeroportuario del Pacifico SAB de C.V., Class B	10,700	105,297
Grupo Aeroportuario del Sureste SAB de C.V., Class B	4,855	81,500
Japan Airport Terminal Company Ltd.	1,400	54,385
Malaysia Airports Holdings Bhd	36,000	82,548
SATS Ltd.	27,200	106,875
Sydney Airport	31,381	162,492
TAV Havalimanlari Holding AS	6,264	37,582
		1,815,798
Alternative Carriers – 0.0%*
Iliad S.A.	770	159,331
Intelsat S.A.	516	1,940	(a)
		161,271
Aluminum – 0.0%*
Alumina Ltd.	63,034	115,506
Aluminum Corporation of China Ltd., Class H	152,000	85,846	(a)
Hindalco Industries Ltd.	39,321	131,038
Norsk Hydro ASA	39,840	235,953
		568,343
Apparel Retail – 0.1%
ABC-Mart Inc.	1,000	65,888
Fast Retailing Company Ltd.	1,500	602,911
Hennes & Mauritz AB, Class B	25,361	377,740
Industria de Diseno Textil S.A.	31,323	984,272
Mr Price Group Ltd.	8,676	208,463
Shimamura Company Ltd.	800	99,802
The Foschini Group Ltd.	7,946	149,755
Truworths International Ltd.	16,496	150,250
		2,639,081
Apparel, Accessories & Luxury Goods – 0.4%
Adidas AG	5,144	1,250,912
Burberry Group PLC	13,020	310,307
Cie Financiere Richemont S.A.	14,426	1,294,181
Gildan Activewear Inc.	6,442	185,927
Hermes International	948	561,655

	Number of Shares	Fair Value
HUGO BOSS AG	1,603	$139,580
Kering S.A.	2,169	1,039,782
Li & Fung Ltd.	134,000	66,058
LPP S.A.	33	83,835
Luxottica Group S.p.A.	5,110	317,302
LVMH Moet Hennessy Louis Vuitton SE	7,696	2,370,545
Pandora A/S	3,199	345,988
Shenzhou International Group Holdings Ltd.	16,000	169,515
The Swatch Group AG	924	407,029
The Swatch Group AG	1,876	157,063
		8,699,679
Application Software – 0.2%
Constellation Software Inc.	573	388,511
Dassault Systemes SE	3,508	476,832
Kingsoft Corporation Ltd.	27,000	86,978
LINE Corp.	500	19,688	(a)
Micro Focus International PLC ADR	12,240	171,850
Nice Ltd.	1,516	141,518
Open Text Corp.	7,724	268,520
SAP SE	27,443	2,879,611
The Sage Group PLC	29,849	268,168
		4,701,676
Asset Management & Custody Banks – 0.2%
3i Group PLC	26,863	324,186
Amundi S.A.	1,515	121,606	(d)
Brait SE	13,049	39,870	(a)
BrightSphere Investment Group PLC	1,405	22,143
Brookfield Asset Management Inc., Class A	23,639	920,807
China Cinda Asset Management Company Ltd., Class H	246,000	90,068
China Huarong Asset Management Company Ltd.	248,000	105,123	(d)
CI Financial Corp.	7,514	160,858
Coronation Fund Managers Ltd.	10,031	68,354
Hargreaves Lansdown PLC	6,626	152,069
IGM Financial Inc.	2,320	67,787
Janus Henderson Group PLC	1,256	41,561
Julius Baer Group Ltd.	6,717	412,683	(a)
Partners Group Holding AG	519	385,555
SBI Holdings Inc.	4,900	115,190
Schroders PLC	3,183	142,795
St. James’s Place PLC	14,401	219,524
		3,390,179
Auto Parts & Equipment – 0.3%
Aisin Seiki Company Ltd.	5,200	283,926
Aptiv PLC	9,148	777,306
Bharat Forge Ltd.	8,872	95,908
Bosch Ltd.	136	37,724
Continental AG	3,140	866,881
Delphi Technologies PLC	622	29,638
Denso Corp.	13,600	748,447
Faurecia S.A.	1,920	155,283
GKN PLC	46,306	300,106
Hanon Systems	6,000	65,381
Hyundai Mobis Company Ltd.	1,811	432,594
Hyundai Wia Corp.	332	17,209
Koito Manufacturing Company Ltd.	3,300	230,572
Linamar Corp.	1,000	54,590
Magna International Inc.	9,681	544,929
Minth Group Ltd.	22,000	100,936
Motherson Sumi Systems Ltd.	9,738	46,794
NGK Spark Plug Company Ltd.	5,000	120,543
NOK Corp.	2,000	39,076
Stanley Electric Company Ltd.	4,000	150,264
Sumitomo Electric Industries Ltd.	22,700	347,115
Toyoda Gosei Company Ltd.	2,500	57,929
Toyota Industries Corp.	4,900	296,379
Valeo S.A.	6,560	433,733
		6,233,263
Automobile Manufacturers – 0.8%
Astra International Tbk PT	501,200	266,540
Bayerische Motoren Werke AG	9,485	1,031,178

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Brilliance China Automotive Holdings Ltd.	90,000	$190,012
BYD Company Ltd., Class H	19,500	155,274
Daimler AG	26,520	2,258,404
Dongfeng Motor Group Company Ltd., Class H	74,000	86,389
Ferrari N.V.	3,488	419,094
Fiat Chrysler Automobiles N.V.	27,307	556,690	(a)
Ford Otomotiv Sanayi AS	2,547	39,445
Geely Automobile Holdings Ltd.	138,000	404,365
Great Wall Motor Company Ltd., Class H	86,000	87,159
Guangzhou Automobile Group Company Ltd., Class H	60,000	111,439
Honda Motor Company Ltd.	48,100	1,665,919
Hyundai Motor Co.	4,288	578,908
Isuzu Motors Ltd.	14,900	228,408
Kia Motors Corp.	8,487	254,235
Mahindra & Mahindra Ltd.	22,838	260,059
Maruti Suzuki India Ltd.	2,782	380,077
Mazda Motor Corp.	15,400	206,063
Mitsubishi Motors Corp.	21,900	156,699
Nissan Motor Company Ltd.	66,000	681,614
Peugeot S.A.	15,358	369,631
Renault S.A.	5,007	607,292
Subaru Corp.	17,400	576,286
Suzuki Motor Corp.	9,300	505,189
Tata Motors Ltd.	33,690	171,001	(a)
Tofas Turk Otomobil Fabrikasi AS	4,588	30,797
Toyota Motor Corp.	71,500	4,645,013
UMW Holdings Bhd	21,300	33,269	(a)
Volkswagen AG	856	171,245
		17,127,694
Automotive Retail – 0.0%*
Hotai Motor Company Ltd.	9,000	90,227
USS Company Ltd.	4,800	98,295
		188,522
Biotechnology – 0.2%
Axovant Sciences Ltd.	603	802	(a)
Celltrion Inc.	2,414	722,140	(a)
CSL Ltd.	12,505	1,504,623
Genmab A/S	1,609	346,519	(a)
Grifols S.A.	8,144	230,777
Nymox Pharmaceutical Corp.	566	2,394	(a)
Prothena Corporation PLC	737	27,055	(a)
Shire PLC	24,826	1,235,409
SillaJen Inc.	1,318	134,150	(a)
XBiotech Inc.	351	1,878	(a)
		4,205,747
Brewers – 0.3%
AMBEV S.A.	129,211	935,765
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,317	56,846
Anheuser-Busch InBev S.A.	20,797	2,285,448
Asahi Group Holdings Ltd.	11,000	591,871
Carlsberg A/S, Class B	3,189	380,605
China Resources Beer Holdings Company Ltd.	48,000	209,239
Cia Cervecerias Unidas S.A.	3,906	57,508
Heineken Holding N.V.	2,878	296,604
Heineken N.V.	7,091	762,293
Kirin Holdings Company Ltd.	24,600	655,242
Tsingtao Brewery Company Ltd., Class H	14,000	73,523
		6,304,944
Broadcasting – 0.0%*
Astro Malaysia Holdings Bhd	30,600	16,185
Central European Media Enterprises Ltd., Class A	1,533	6,439	(a)
ITV PLC	94,573	191,414
ProSiebenSat.1 Media SE	6,341	219,523
RTL Group S.A.	1,073	89,041
Zee Entertainment Enterprises Ltd.	13,471	119,574
		642,176

	Number of Shares	Fair Value
Building Products – 0.2%
Allegion PLC	3,051	$260,220
Asahi Glass Company Ltd.	6,000	251,573
Assa Abloy AB, Class B	28,444	614,696
Caesarstone Ltd.	396	7,781
Cie de Saint-Gobain	14,287	754,058
Daikin Industries Ltd.	7,100	789,169
Geberit AG	1,006	444,132
KCC Corp.	194	60,556
LIXIL Group Corp.	7,200	159,798
TOTO Ltd.	3,600	188,848
		3,530,831
Cable & Satellite – 0.2%
Altice N.V., Class A	12,813	105,841	(a)
Cyfrowy Polsat S.A.	6,693	48,805
Eutelsat Communications S.A.	5,802	114,942
Grupo Televisa SAB	63,924	202,522
Naspers Ltd., Class N	12,026	2,940,433
SES S.A.	9,814	132,777
Shaw Communications Inc., Class B	12,497	240,586
Sky PLC	27,727	504,894
Telenet Group Holding N.V.	1,308	87,390	(a)
		4,378,190
Casinos & Gaming – 0.1%
Aristocrat Leisure Ltd.	14,952	278,798
Crown Resorts Ltd.	12,361	121,240
Galaxy Entertainment Group Ltd.	67,000	614,960
Genting Bhd	64,500	145,444
Genting Malaysia Bhd	109,600	137,743
Genting Singapore PLC	165,000	136,839
Kangwon Land Inc.	4,050	103,825
Melco Resorts & Entertainment Ltd. ADR	7,165	207,642
MGM China Holdings Ltd.	20,800	54,098
OPAP S.A.	4,860	55,675
Paddy Power Betfair PLC	2,176	223,325
Sands China Ltd.	67,200	365,180
SJM Holdings Ltd.	82,000	71,838
Tabcorp Holdings Ltd.	48,924	165,690
Wynn Macau Ltd.	42,000	153,937
		2,836,234
Coal & Consumable Fuels – 0.0%*
Adaro Energy Tbk PT	538,500	83,903
Banpu PCL NVDR	38,000	24,210
Cameco Corp.	8,409	76,377
China Shenhua Energy Company Ltd.	96,500	242,184
Coal India Ltd.	18,723	81,707
Exxaro Resources Ltd.	4,703	43,373
United Tractors Tbk PT	33,500	78,155
Uranium Energy Corp.	3,122	4,090	(a)
Yanzhou Coal Mining Company Ltd., Class H	38,000	49,110
		683,109
Commercial Printing – 0.0%*
Cimpress N.V.	440	68,068	(a)
Dai Nippon Printing Company Ltd.	7,400	153,858
Toppan Printing Company Ltd.	16,000	131,588
		353,514
Commodity Chemicals – 0.2%
Asahi Kasei Corp.	34,400	460,023
Formosa Chemicals & Fibre Corp.	80,540	304,102
Formosa Plastics Corp.	115,960	413,000
Hanwha Chemical Corp.	3,760	105,213
Hyosung Corp.	768	86,802
Indorama Ventures PCL NVDR	55,500	101,104
Kaneka Corp.	8,000	79,622
Kumho Petrochemical Company Ltd.	572	52,357
Kuraray Company Ltd.	10,600	183,881
LG Chem Ltd.	1,269	463,222
Lotte Chemical Corp.	473	193,781
Methanex Corp.	2,427	146,928
Mexichem SAB de C.V.	22,840	69,620
Mitsui Chemicals Inc.	5,200	165,181
Nan Ya Plastics Corp.	128,850	364,851
Orica Ltd.	11,069	152,162

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Petronas Chemicals Group Bhd	69,900	$147,281
PTT Global Chemical PCL NVDR	62,900	191,199
Sinopec Shanghai Petrochemical Company Ltd., Class H	129,000	78,824
Teijin Ltd.	4,700	89,357
Toray Industries Inc.	39,800	378,791
Tosoh Corp.	9,500	187,442
		4,414,743
Communications Equipment – 0.1%
ARRIS International PLC	1,190	31,618	(a)
Nokia Oyj	166,570	919,371
Telefonaktiebolaget LM Ericsson, Class B	90,438	574,186
ZTE Corp., Class H	29,280	96,418	(a)
		1,621,593
Computer & Electronics Retail – 0.0%*
GOME Retail Holdings Ltd.	456,000	49,648
Hikari Tsushin Inc.	500	80,695
Yamada Denki Company Ltd.	17,200	104,573
		234,916
Construction & Engineering – 0.2%
ACS Actividades de Construccion y Servicios S.A.	7,013	273,482
Boskalis Westminster	1,514	44,354
Bouygues S.A.	6,436	322,532
Chicago Bridge & Iron Company N.V.	1,909	27,490
China Communications Construction Company Ltd., Class H	117,000	120,986
China Railway Construction Corporation Ltd., Class H	73,500	73,963
China Railway Group Ltd., Class H	149,000	103,770
China State Construction International Holdings Ltd.	34,250	42,062
CIMIC Group Ltd.	2,648	91,019
Daelim Industrial Company Ltd.	460	31,947
Daewoo Engineering & Construction Company Ltd.	5,220	25,685	(a)
Eiffage S.A.	2,147	244,405
Ferrovial S.A.	14,744	308,113
Gamuda Bhd	63,600	84,832
GS Engineering & Construction Corp.	2,019	56,901
HOCHTIEF AG	738	137,886
Hyundai Development Co-Engineering & Construction	2,420	86,593
Hyundai Engineering & Construction Company Ltd.	1,499	60,460
IJM Corporation Bhd	83,000	57,866
JGC Corp.	5,100	111,098
Kajima Corp.	27,000	253,968
Larsen & Toubro Ltd.	14,392	291,051
Obayashi Corp.	17,000	187,366
Shimizu Corp.	15,800	141,021
Skanska AB, Class B	10,011	204,641
SNC-Lavalin Group Inc.	4,467	196,004
Taisei Corp.	6,100	313,029
Vinci S.A.	14,494	1,426,891
		5,319,415
Construction Machinery & Heavy Trucks – 0.1%
Alstom S.A.	4,476	201,780
CRRC Corporation Ltd., Class H	103,950	89,176
Eicher Motors Ltd.	358	156,799
Hino Motors Ltd.	4,900	63,755
Hitachi Construction Machinery Company Ltd.	2,700	104,860
Hyundai Heavy Industries Company Ltd.	740	96,672	(a)
KION Group AG	1,793	167,314
Komatsu Ltd.	24,600	824,500
MAN SE	853	99,419
Samsung Heavy Industries Company Ltd.	5,036	37,493	(a)
Volvo AB, Class B	44,473	811,620
Weichai Power Company Ltd., Class H	72,000	81,427
Yangzijiang Shipbuilding Holdings Ltd.	42,700	39,766
		2,774,581

	Number of Shares	Fair Value
Construction Materials – 0.2%
ACC Ltd.	1,972	$45,807
Ambuja Cements Ltd.	22,724	81,557
Anhui Conch Cement Company Ltd., Class H	30,500	167,837
Asia Cement Corp.	78,030	75,786
Boral Ltd.	34,115	196,530
Cementos Argos S.A.	13,625	47,269
Cemex SAB de C.V.	404,612	266,660	(a)
China National Building Material Company Ltd., Class H	62,000	68,216
CRH PLC	23,910	809,483
Fletcher Building Ltd.	25,315	110,798
Grasim Industries Ltd.	8,290	134,472
Grupo Argos S.A.	11,233	75,688
HeidelbergCement AG	4,028	395,526
Imerys S.A.	1,254	121,809
Indocement Tunggal Prakarsa Tbk PT	55,500	64,916
James Hardie Industries PLC	13,492	239,139
LafargeHolcim Ltd.	12,981	710,101	(a)
Semen Indonesia Persero Tbk PT	110,500	83,338
Taiheiyo Cement Corp.	3,400	122,189
Taiwan Cement Corp.	83,000	104,705
The Siam Cement PCL	7,500	118,553
The Siam Cement PCL NVDR	2,600	41,161
Titan Cement Company S.A.	1,510	37,572
UltraTech Cement Ltd.	1,319	80,283
		4,199,395
Consumer Electronics – 0.2%
Casio Computer Company Ltd.	5,100	76,008
Garmin Ltd.	4,007	236,133
LG Electronics Inc.	2,888	297,974
Nikon Corp.	10,100	182,661
Panasonic Corp.	58,900	846,270
Sharp Corp.	3,700	110,869	(a)
Sony Corp.	35,300	1,737,669
		3,487,584
Consumer Finance – 0.0%*
Acom Company Ltd.	16,000	71,887	(a)
AEON Financial Service Company Ltd.	2,900	67,278
Bajaj Finance Ltd.	4,737	129,499
Credit Saison Company Ltd.	3,600	60,286
Gentera SAB de C.V.	41,300	30,002
Mahindra & Mahindra Financial Services Ltd.	10,172	72,780
Samsung Card Company Ltd.	1,450	48,916
Shriram Transport Finance Company Ltd.	4,730	105,166
		585,814
Copper – 0.0%*
Antofagasta PLC	12,579	162,609
First Quantum Minerals Ltd.	18,044	253,183
Jiangxi Copper Company Ltd., Class H	29,000	41,765
KGHM Polska Miedz S.A.	3,476	88,481
Lundin Mining Corp.	16,300	106,833
		652,871
Data Processing & Outsourced Services – 0.1%
Amadeus IT Group S.A.	12,538	927,399
Cielo S.A.	35,804	222,886
Computershare Ltd.	12,912	172,931
EVERTEC Inc.	1,035	16,922
Travelport Worldwide Ltd.	2,170	35,458
Wirecard AG	3,185	377,371
		1,752,967
Department Stores – 0.1%
El Puerto de Liverpool SAB de C.V.	6,900	51,220
Hyundai Department Store Company Ltd.	375	32,009
Isetan Mitsukoshi Holdings Ltd.	9,800	108,499
J Front Retailing Company Ltd.	5,900	99,699
Lojas Renner S.A.	18,194	188,038
Lotte Shopping Company Ltd.	398	87,828
Marks & Spencer Group PLC	53,208	202,079
Marui Group Company Ltd.	5,300	106,932
Matahari Department Store Tbk PT	50,000	39,938

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Next PLC	4,041	$270,098
SACI Falabella	17,913	173,074
Shinsegae Inc.	309	101,524
Takashimaya Company Ltd.	10,000	96,177
Woolworths Holdings Ltd.	22,109	111,984
		1,669,099
Distillers & Vintners – 0.2%
Pernod Ricard S.A.	6,078	1,010,998
Remy Cointreau S.A.	529	75,422
Davide Campari-Milano S.p.A.	16,679	126,212
Treasury Wine Estates Ltd.	20,996	273,961
United Spirits Ltd.	1,532	74,077	(a)
Diageo PLC	68,864	2,328,627
		3,889,297
Distributors – 0.0%*
Imperial Holdings Ltd.	4,295	84,593
Jardine Cycle & Carriage Ltd.	2,744	72,478
		157,071
Diversified Banks – 3.7%
ABN AMRO Group N.V.	9,910	298,674	(d)
Abu Dhabi Commercial Bank PJSC	59,604	107,325
Agricultural Bank of China Ltd., Class H	654,000	375,548
AIB Group PLC	20,251	121,839
Akbank Turk AS	57,989	140,429
Alior Bank S.A.	1,742	37,489	(a)
Alliance Bank Malaysia Bhd	47,100	52,239
Alpha Bank AE	47,969	102,401	(a)
AMMB Holdings Bhd	71,600	72,148
Aozora Bank Ltd.	3,000	120,471
Australia & New Zealand Banking Group Ltd.	82,643	1,717,838
Axis Bank Ltd.	46,613	367,807
Banco Bilbao Vizcaya Argentaria S.A.	180,593	1,429,521
Banco Bradesco S.A.	26,312	304,556
Banco de Chile	420,853	70,753
Banco de Credito e Inversiones S.A.	1,123	83,354
Banco de Sabadell S.A.	147,393	301,335
Banco do Brasil S.A.	23,600	291,343
Banco Latinoamericano de Comercio Exterior S.A., Class E	487	13,880
Banco Santander Brasil S.A.	9,921	119,132
Banco Santander Chile	1,613,068	135,980
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, B Shares	38,960	55,814
Banco Santander S.A.	441,518	2,888,494
Bangkok Bank PCL	3,000	20,618
Bangkok Bank PCL NVDR	1,300	8,259
Bank Central Asia Tbk PT	271,500	461,220
Bank Danamon Indonesia Tbk PT	32,900	16,480
Bank Handlowy w Warszawie S.A.	1,235	27,300
Bank Hapoalim BM	32,415	222,709
Bank Leumi Le-Israel BM	35,948	216,941
Bank Mandiri Persero Tbk PT	464,000	260,189
Bank Millennium S.A.	17,468	41,967	(a)
Bank Negara Indonesia Persero Tbk PT	189,400	119,946
Bank of China Ltd., Class H	2,182,000	1,191,914
Bank of Communications Company Ltd., Class H	209,000	165,230
Bank of Ireland Group PLC	24,711	216,434	(a)
Bank of Montreal	17,798	1,343,495
Bank of the Philippine Islands	28,542	64,297
Bank Pekao S.A.	5,497	198,169
Bank Rakyat Indonesia Persero Tbk PT	1,547,000	405,994
Bank Zachodni WBK S.A.	987	104,560
Bankia S.A.	29,006	130,056
Bankinter S.A.	17,977	184,989
Barclays Africa Group Ltd.	16,356	261,738
Barclays PLC	467,878	1,366,993
BDO Unibank Inc.	67,230	180,278
BNP Paribas S.A.	31,683	2,348,489
BOC Hong Kong Holdings Ltd.	101,500	497,927
CaixaBank S.A.	109,381	521,237
Canadian Imperial Bank of Commerce	12,348	1,089,172
Chang Hwa Commercial Bank Ltd.	140,805	81,811

	Number of Shares	Fair Value
China CITIC Bank Corporation Ltd., Class H	253,000	$174,561
China Construction Bank Corp., Class H	2,350,000	2,454,537
China Development Financial Holding Corp.	406,000	144,502
China Merchants Bank Company Ltd., Class H	116,731	484,526
China Minsheng Banking Corporation Ltd., Class H	172,200	168,889
CIMB Group Holdings Bhd	131,456	244,617
Commercial International Bank Egypt SAE	34,995	176,682
Commerzbank AG	28,904	375,058	(a)
Commonwealth Bank of Australia	48,188	2,691,251
Credicorp Ltd.	1,951	442,955
Credit Agricole S.A.	32,280	526,069
CTBC Financial Holding Company Ltd.	486,661	351,655
Danske Bank A/S	21,418	802,191
DBS Group Holdings Ltd.	52,073	1,099,778
DNB ASA	25,499	501,482
Doha Bank QPSC	5,128	38,016
Dubai Islamic Bank PJSC	56,399	81,535
E.Sun Financial Holding Company Ltd.	257,132	173,779
Erste Group Bank AG	9,051	454,802
Eurobank Ergasias S.A.	2,173	2,065	(a)
First Abu Dhabi Bank PJSC	35,661	113,595
First Financial Holding Company Ltd.	210,166	146,583
Grupo Financiero Banorte SAB de C.V., Class O	67,000	407,906
Grupo Financiero Inbursa SAB de C.V., Class O	64,600	106,490
Hana Financial Group Inc.	8,259	355,939
Hang Seng Bank Ltd.	21,600	501,858
Hong Leong Bank Bhd	22,500	109,395
Hong Leong Financial Group Bhd	8,200	40,804
HSBC Holdings PLC	554,381	5,205,287
Hua Nan Financial Holdings Company Ltd.	146,710	88,459
ICICI Bank Ltd.	51,903	225,250
Industrial & Commercial Bank of China Ltd., Class H	2,006,000	1,748,167
Industrial Bank of Korea	6,426	94,651
ING Groep N.V.	108,329	1,827,183
Intesa Sanpaolo S.p.A.	384,925	1,400,830
Intesa Sanpaolo S.p.A.	18,145	68,697
Itau CorpBanca	5,524,790	53,091
Japan Post Bank Company Ltd.	10,500	142,568
Kasikornbank PCL	38,000	259,550
Kasikornbank PCL NVDR	15,300	104,119
KB Financial Group Inc.	10,750	623,470
KBC Group N.V.	7,067	615,086
Komercni Banka AS	2,365	107,887
Krung Thai Bank PCL NVDR	138,400	84,372
Lloyds Banking Group PLC	2,003,222	1,821,922
Malayan Banking Bhd	108,351	295,154
Masraf Al Rayan QSC	10,608	103,087
mBank S.A.	587	71,870	(a)
Mega Financial Holding Company Ltd.	315,192	272,602
Metropolitan Bank & Trust Co.	21,790	35,881
Mitsubishi UFJ Financial Group Inc.	330,900	2,200,172
Mizrahi Tefahot Bank Ltd.	4,951	94,753
Mizuho Financial Group Inc.	666,300	1,214,878
National Australia Bank Ltd.	74,366	1,639,606
National Bank of Canada	9,663	454,500
National Bank of Greece S.A.	1,560	504	(a)
Nedbank Group Ltd.	5,488	132,162
Nordea Bank AB	87,225	930,518
OTP Bank PLC	7,068	317,596
Oversea-Chinese Banking Corporation Ltd.	89,675	883,287
Piraeus Bank S.A.	42	134	(a)
Powszechna Kasa Oszczednosci Bank Polski S.A.	28,491	337,140	(a)
Public Bank Bhd	81,840	508,849
Qatar Islamic Bank SAQ	1,140	30,519

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Qatar National Bank QPSC	6,256	$224,062
Raiffeisen Bank International AG	5,172	201,349	(a)
RHB Bank Bhd	34,822	46,689
Royal Bank of Canada	40,313	3,111,848
Royal Bank of Scotland Group PLC	99,516	361,970	(a)
Sberbank of Russia PJSC ADR	72,140	1,347,387
Shinhan Financial Group Company Ltd.	11,463	489,003
SinoPac Financial Holdings Company Ltd.	335,791	119,412
Skandinaviska Enskilda Banken AB, Class A	40,362	422,789
Societe Generale S.A.	21,025	1,141,319
Standard Bank Group Ltd.	36,859	680,522
Standard Chartered PLC	94,261	944,583
State Bank of India	47,012	181,550
Sumitomo Mitsui Financial Group Inc.	37,600	1,595,978
Sumitomo Mitsui Trust Holdings Inc.	9,200	376,282
Svenska Handelsbanken AB, Class A	40,945	510,972
Swedbank AB, Class A	25,743	576,727
Taishin Financial Holding Company Ltd.	280,597	138,583
Taiwan Business Bank	168,187	50,363
Taiwan Cooperative Financial Holding Company Ltd.	167,699	99,144
The Bank of East Asia Ltd.	41,193	165,053
The Bank of Nova Scotia	33,659	2,071,885
The Bank of NT Butterfield & Son Ltd.	957	42,950
The Commercial Bank PQSC	4,833	39,811
The Siam Commercial Bank PCL NVDR	60,100	276,318
The Toronto-Dominion Bank	51,115	2,898,598
TMB Bank PCL NVDR	250,000	20,201
Turkiye Garanti Bankasi AS	68,113	188,098
Turkiye Halk Bankasi AS	25,730	59,074
Turkiye Is Bankasi A/S , Class C	27,410	49,582
Turkiye Vakiflar Bankasi Tao, Class D	28,976	47,787
UniCredit S.p.A.	57,710	1,205,616	(a)
United Overseas Bank Ltd.	37,521	789,434
VTB Bank PJSC GDR	85,999	168,386
Westpac Banking Corp.	94,266	2,085,221
Woori Bank	10,759	146,292
Yapi ve Kredi Bankasi AS	34,531	38,933	(a)
Yes Bank Ltd.	46,710	220,579
		81,256,453
Diversified Capital Markets – 0.2%
China Everbright Ltd.	14,000	29,572
Credit Suisse Group AG	69,720	1,168,992	(a)
Deutsche Bank AG	59,257	826,260
Investec Ltd.	5,853	45,584
Investec PLC	16,536	127,777
Macquarie Group Ltd.	9,198	732,467
Mirae Asset Daewoo Company Ltd.	10,004	87,674
Natixis S.A.	27,108	222,321
UBS Group AG	101,455	1,784,541	(a)
		5,025,188
Diversified Chemicals – 0.2%
Arkema S.A.	2,022	263,841
BASF SE	25,641	2,599,173
Daicel Corp.	6,900	75,808
Incitec Pivot Ltd.	43,657	118,659
Lanxess AG	2,671	204,649
Mitsubishi Chemical Holdings Corp.	40,200	391,608
Mitsubishi Gas Chemical Company Inc.	5,100	123,141
Nissan Chemical Industries Ltd.	3,600	149,627
OCI Company Ltd.	643	96,227
Sasol Ltd.	14,767	503,368
Solvay S.A.	2,202	305,884
Sumitomo Chemical Company Ltd.	41,000	237,993
		5,069,978
Diversified Metals & Mining – 0.5%
Anglo American PLC	37,761	879,504
BHP Billiton Ltd.	90,436	2,001,949
BHP Billiton PLC	57,846	1,143,059
Boliden AB	8,207	287,929
Ferroglobe PLC	1,316	—	(**)
Glencore PLC	340,604	1,692,298	(a)
Grupo Mexico SAB de C.V., Class B	98,250	325,912

	Number of Shares	Fair Value
Korea Zinc Company Ltd.	215	$97,634
Mitsubishi Materials Corp.	2,800	83,042
MMC Norilsk Nickel PJSC ADR	17,154	320,780
Rio Tinto Ltd.	11,984	678,036
Rio Tinto PLC	34,365	1,743,571
South32 Ltd.	148,425	372,532
Sumitomo Metal Mining Company Ltd.	7,200	297,957
Teck Resources Ltd., Class B	15,881	408,712
Turquoise Hill Resources Ltd.	29,112	88,967	(a)
Vedanta Ltd.	42,022	179,613
		10,601,495
Diversified Real Estate Activities – 0.3%
Aldar Properties PJSC	118,736	68,935
Ayala Land Inc.	254,600	201,476
Barwa Real Estate Co.	6,158	56,643
CapitaLand Ltd.	75,000	205,363
City Developments Ltd.	11,100	110,590
Daito Trust Construction Company Ltd.	1,900	323,674
Daiwa House Industry Company Ltd.	16,100	620,546
Ezdan Holding Group QSC	23,752	68,478
Hang Lung Properties Ltd.	57,000	133,778
Henderson Land Development Company Ltd.	32,849	215,389
Kerry Properties Ltd.	17,000	76,872
LendLease Group	16,540	221,463
Mitsubishi Estate Company Ltd.	35,600	596,659
Mitsui Fudosan Company Ltd.	25,300	611,089
New World Development Company Ltd.	173,554	247,354
Nomura Real Estate Holdings Inc.	2,200	51,686
Sime Darby Property Bhd	71,462	26,493	(a)
Sumitomo Realty & Development Company Ltd.	10,000	373,859
Sun Hung Kai Properties Ltd.	41,000	650,779
Swire Pacific Ltd., Class A	16,000	162,022
The Wharf Holdings Ltd.	36,000	124,640
Tokyo Tatemono Company Ltd.	4,900	74,210
Tokyu Fudosan Holdings Corp.	18,000	129,577
UOL Group Ltd.	18,416	120,734
Wheelock & Company Ltd.	24,000	176,038
		5,648,347
Diversified REITs – 0.1%
Daiwa House REIT Investment Corp.	34	82,251
Fibra Uno Administracion S.A. de C.V.	80,100	120,061
Fonciere Des Regions	1,038	114,455
Gecina S.A.	1,274	220,971
Growthpoint Properties Ltd.	64,536	154,739
H&R Real Estate Investment Trust	5,097	83,141
ICADE	1,137	110,331
Land Securities Group PLC	20,357	267,798
Mirvac Group	110,757	183,826
Nomura Real Estate Master Fund Inc.	120	167,093
Redefine Properties Ltd.	114,592	112,090
Stockland	68,792	213,177
Suntec Real Estate Investment Trust	65,800	95,390
The GPT Group	54,229	198,491
United Urban Investment Corp.	89	139,490
		2,263,304
Diversified Support Services – 0.0%*
Babcock International Group PLC	6,848	64,270
Brambles Ltd.	44,121	340,076
Edenred	5,696	198,025
ISS A/S	4,499	167,027
KEPCO Plant Service & Engineering Company Ltd.	1,248	53,368
		822,766
Drug Retail – 0.0%*
Raia Drogasil S.A.	7,400	166,542
Sundrug Company Ltd.	2,000	93,660
The Jean Coutu Group PJC Inc., Class A	3,800	72,390
Tsuruha Holdings Inc.	1,000	143,997
		476,589
Education Services – 0.0%*
Benesse Holdings Inc.	1,700	61,877
Kroton Educacional S.A.	39,716	162,516

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
New Oriental Education & Technology Group Inc. ADR	4,000	$350,600
TAL Education Group ADR	8,400	311,556
		886,549
Electric Utilities – 0.4%
AusNet Services	64,560	83,397
CEZ AS	3,979	99,086
Chubu Electric Power Company Inc.	19,000	272,824
Cia Energetica de Minas Gerais	5,068	13,099	(a)
Cia Energetica de Minas Gerais	292	693	(a)
CK Infrastructure Holdings Ltd.	22,000	180,315
CLP Holdings Ltd.	45,500	463,909
EDP - Energias de Portugal S.A.	64,760	245,943
EDP - Energias do Brasil S.A.	9,400	37,644
Electricite de France S.A.	11,209	162,211
Emera Inc.	2,100	66,392
Endesa S.A.	8,555	188,376
Enel Americas S.A.	730,486	170,626
Enel Chile S.A.	730,486	94,681
Enel S.p.A.	219,776	1,344,201
Fortis Inc.	11,647	392,886
Fortum Oyj	12,194	261,836
HK Electric Investments & HK Electric Investments Ltd.	106,500	102,998	(d)
Hydro One Ltd.	6,800	110,340	(d)
Iberdrola S.A.	156,501	1,150,252
Interconexion Electrica S.A. ESP	12,838	61,223
Korea Electric Power Corp.	6,435	199,231
Kyushu Electric Power Company Inc.	12,500	151,047
Mercury NZ Ltd.	31,019	72,400
Orsted A/S	5,260	342,096	(d)
PGE Polska Grupa Energetyczna S.A.	27,532	79,748	(a)
Power Assets Holdings Ltd.	38,500	343,929
Red Electrica Corp. S.A.	11,878	245,071
RusHydro PJSC ADR	52,229	65,590
SSE PLC	27,276	489,244
Tauron Polska Energia S.A.	37,527	26,643	(a)
Tenaga Nasional Bhd	88,500	370,337
Terna Rete Elettrica Nazionale S.p.A.	43,285	252,829
The Chugoku Electric Power Company Inc.	7,600	92,893
The Kansai Electric Power Company Inc.	21,400	279,941
The Tata Power Company Ltd.	40,698	49,614
Tohoku Electric Power Company Inc.	13,200	179,656
Tokyo Electric Power Company Holdings Inc.	42,100	164,990	(a)
		8,908,191
Electrical Components & Equipment – 0.2%
ABB Ltd.	52,045	1,235,468
Fuji Electric Company Ltd.	14,000	96,506
Legrand S.A.	7,477	586,364
Mabuchi Motor Company Ltd.	1,800	89,593
Nidec Corp.	6,400	985,525
OSRAM Licht AG	2,597	191,013
Prysmian S.p.A.	5,426	170,305
Schneider Electric SE	15,557	1,369,303
Teco Electric and Machinery Company Ltd.	64,000	53,271
Zhuzhou CRRC Times Electric Company Ltd., Class H	17,000	82,790
		4,860,138
Electronic Components – 0.2%
Alps Electric Company Ltd.	5,800	143,648
AU Optronics Corp.	177,000	82,065
Delta Electronics Inc.	48,000	216,145
Hamamatsu Photonics KK	3,700	142,415
Hirose Electric Company Ltd.	840	116,104
Innolux Corp.	289,212	127,828
Kyocera Corp.	9,100	516,219
Largan Precision Company Ltd.	3,000	349,235
LG Display Company Ltd.	5,500	133,957
LG Innotek Company Ltd.	512	60,202
Murata Manufacturing Company Ltd.	5,500	759,569
Nippon Electric Glass Company Ltd.	2,800	81,209
Omron Corp.	5,300	309,980

	Number of Shares	Fair Value
Samsung Electro-Mechanics Company Ltd.	1,559	$158,665
Samsung SDI Company Ltd.	1,484	269,051
Sunny Optical Technology Group Company Ltd.	21,000	394,043
TDK Corp.	3,300	294,145
Yaskawa Electric Corp.	6,600	299,501
Zhen Ding Technology Holding Ltd.	7,350	17,761
		4,471,742
Electronic Equipment & Instruments – 0.2%
Hexagon AB, Class B	7,213	429,251
Hitachi High-Technologies Corp.	2,400	114,152
Hitachi Ltd.	133,000	969,220
Ingenico Group S.A.	1,840	149,275
Keyence Corp.	2,700	1,687,448
Shimadzu Corp.	6,600	182,156
Yokogawa Electric Corp.	6,400	129,828
		3,661,330
Electronic Manufacturing Services – 0.1%
AAC Technologies Holdings Inc.	20,500	375,646
Fabrinet	697	21,872	(a)
Hon Hai Precision Industry Company Ltd.	428,844	1,337,551
TE Connectivity Ltd.	12,073	1,206,093
		2,941,162
Environmental & Facilities Services – 0.0%*
China Everbright International Ltd.	88,000	124,251
Park24 Company Ltd.	3,100	84,635
		208,886
Fertilizers & Agricultural Chemicals – 0.1%
Grupa Azoty S.A.	816	13,357
Israel Chemicals Ltd.	18,673	79,199
K+S AG	4,788	138,220
Nutrien Ltd.	17,522	827,547
UPL Ltd.	8,010	90,286
Yara International ASA	4,842	206,579
		1,355,188
Financial Exchanges & Data – 0.2%
ASX Ltd.	5,268	228,005
B3 S.A. - Brasil Bolsa Balcao	57,820	464,320
Deutsche Boerse AG	5,434	742,484
Hong Kong Exchanges & Clearing Ltd.	33,331	1,097,804
Japan Exchange Group Inc.	15,900	297,867
London Stock Exchange Group PLC	8,489	491,466
Singapore Exchange Ltd.	23,000	129,830
Thomson Reuters Corp.	7,493	289,375
		3,741,151
Food Distributors – 0.0%*
Bid Corporation Ltd.	8,193	177,639
The SPAR Group Ltd.	6,247	106,796
		284,435
Food Retail – 0.3%
Alimentation Couche-Tard Inc., Class B	11,352	507,791
BIM Birlesik Magazalar AS	7,874	142,203
Casino Guichard Perrachon S.A.	1,265	61,928
Colruyt S.A.	1,444	79,886
CP ALL PCL NVDR	136,400	381,279
Empire Company Ltd., Class A	3,981	79,852
FamilyMart UNY Holdings Company Ltd.	2,100	175,056
George Weston Ltd.	1,278	102,815
ICA Gruppen AB	2,095	74,053
J Sainsbury PLC	48,231	161,767
Jeronimo Martins SGPS S.A.	7,467	135,748
Koninklijke Ahold Delhaize N.V.	36,472	863,817
Lawson Inc.	1,200	82,077
Loblaw Companies Ltd.	6,600	333,212
Magnit PJSC GDR	9,333	173,171
Metro Inc.	6,954	221,686
Pick n Pay Stores Ltd.	9,438	54,595
President Chain Store Corp.	15,000	151,803
Seven & I Holdings Company Ltd.	21,500	921,371
Shoprite Holdings Ltd.	11,567	246,734
Tesco PLC	232,009	671,386

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
WM Morrison Supermarkets PLC	66,803	$200,405
Woolworths Group Ltd.	36,888	747,742
		6,570,377
Footwear – 0.0%*
ANTA Sports Products Ltd.	34,000	173,560
Asics Corp.	3,500	65,224
Feng TAY Enterprise Company Ltd.	12,320	56,467
Pou Chen Corp.	80,000	106,828
Yue Yuen Industrial Holdings Ltd.	17,500	70,112
		472,191
Forest Products – 0.0%*
West Fraser Timber Company Ltd.	1,858	123,377
Gas Utilities – 0.1%
APA Group	35,654	216,814
China Gas Holdings Ltd.	58,000	212,634
China Resources Gas Group Ltd.	34,000	118,895
ENN Energy Holdings Ltd.	22,000	197,752
GAIL India Ltd.	6,249	31,481
GAIL India Ltd.	18,748	94,923
Gas Natural SDG S.A.	9,482	226,207
Hong Kong & China Gas Company Ltd.	235,856	486,033
Korea Gas Corp.	1,143	52,290	(a)
Osaka Gas Company Ltd.	11,400	226,851
Perusahaan Gas Negara Persero Tbk	118,500	19,929
Petronas Gas Bhd	24,000	110,945
Toho Gas Company Ltd.	3,000	93,817
Tokyo Gas Company Ltd.	11,500	307,441
		2,396,012
General Merchandise Stores – 0.1%
Canadian Tire Corporation Ltd., Class A	1,922	252,540
Dollarama Inc.	3,031	368,116
Don Quijote Holdings Company Ltd.	3,100	177,754
Harvey Norman Holdings Ltd.	20,526	58,610
Ryohin Keikaku Company Ltd.	700	233,985
		1,091,005
Gold – 0.1%
Agnico Eagle Mines Ltd.	5,834	245,261
AngloGold Ashanti Ltd.	14,863	143,252
Barrick Gold Corp.	30,839	383,918
Cia de Minas Buenaventura S.A. ADR	4,389	66,844
Franco-Nevada Corp.	5,022	342,396
Gold Fields Ltd.	31,089	125,363
Goldcorp Inc.	23,809	328,534
Kinross Gold Corp.	42,336	167,144	(a)
Klondex Mines Ltd.	3,331	7,828	(a)
Newcrest Mining Ltd.	20,430	307,736
Randgold Resources Ltd.	2,580	214,305
Zijin Mining Group Company Ltd., Class H	230,000	104,695
		2,437,276
Healthcare Distributors – 0.0%*
Alfresa Holdings Corp.	6,400	144,592
Medipal Holdings Corp.	5,400	112,762
Shanghai Pharmaceuticals Holding Company Ltd., Class H	22,700	61,103
Sinopharm Group Company Ltd., Class H	41,600	208,310
Suzuken Company Ltd.	1,700	71,570
		598,337
Healthcare Equipment – 0.3%
Cochlear Ltd.	1,696	237,889
CYBERDYNE Inc.	2,700	38,741	(a)
Fisher & Paykel Healthcare Corporation Ltd.	14,354	137,256
Getinge AB, Class B	5,853	66,453
Koninklijke Philips N.V.	25,191	964,143
LivaNova PLC	1,184	104,784	(a)
Medtronic PLC	46,463	3,727,262
Novocure Ltd.	1,017	22,171	(a)
Olympus Corp.	8,700	332,852
Oxford Immunotec Global PLC	448	5,578	(a)
Smith & Nephew PLC	24,417	456,703
Sonova Holding AG	1,436	227,918
STERIS PLC	594	55,456
Straumann Holding AG	307	193,376

	Number of Shares	Fair Value
Sysmex Corp.	4,300	$390,908
Terumo Corp.	9,000	468,348
William Demant Holding A/S	2,839	105,713	(a)
Wright Medical Group N.V.	1,947	38,628	(a)
		7,574,179
Healthcare Facilities – 0.0%*
Bangkok Dusit Medical Services PCL NVDR	109,000	82,030
Bumrungrad Hospital PCL NVDR	13,000	86,340
Healthscope Ltd.	37,679	56,382
IHH Healthcare Bhd	53,000	82,419
Life Healthcare Group Holdings Ltd.	53,772	125,300
Mediclinic International PLC	10,371	87,489
Netcare Ltd.	33,031	78,056
Ramsay Health Care Ltd.	3,819	183,752
Ryman Healthcare Ltd.	15,299	117,519
		899,287
Healthcare Services – 0.1%
Fresenius Medical Care AG & Company KGaA	6,060	618,623
Fresenius SE & Company KGaA	11,902	909,641
Sonic Healthcare Ltd.	12,103	213,874
		1,742,138
Healthcare Supplies – 0.1%
Coloplast A/S, Class B	3,280	278,094
ConvaTec Group PLC	37,709	105,191	(d)
Essilor International Cie Generale d’Optique S.A.	5,914	797,413
Hoya Corp.	11,100	560,980
Quotient Ltd.	506	2,383	(a)
Shandong Weigao Group Medical Polymer Company Ltd., Class H	60,000	40,170
		1,784,231
Healthcare Technology – 0.0%*
Alibaba Health Information Technology Ltd.	44,000	22,027	(a)
M3 Inc.	5,100	234,456
		256,483
Heavy Electrical Equipment – 0.1%
Bharat Heavy Electricals Ltd.	33,360	41,955
Doosan Heavy Industries & Construction Company Ltd.	2,060	30,909	(a)
Mitsubishi Electric Corp.	51,400	834,681
Shanghai Electric Group Company Ltd., Class H	108,000	37,577	(a)
Siemens Gamesa Renewable Energy S.A.	7,678	123,348
Vestas Wind Systems A/S	6,607	472,564
		1,541,034
Highways & Railtracks – 0.1%
Abertis Infraestructuras S.A.	19,485	436,600
Atlantia S.p.A.	13,697	424,213
CCR S.A.	36,100	135,772
Getlink SE	12,314	175,675
Jasa Marga Persero Tbk PT	86,987	29,071
Jiangsu Expressway Company Ltd., Class H	44,000	62,469
Promotora y Operadora de Infraestructura SAB de C.V.	4,540	44,954
Transurban Group	62,827	553,325
Zhejiang Expressway Company Ltd., Class H	52,000	53,329
		1,915,408
Home Building – 0.1%
Barratt Developments PLC	32,674	243,103
Berkeley Group Holdings PLC	3,513	186,723
Iida Group Holdings Company Ltd.	5,300	99,122
Persimmon PLC	8,073	286,488
Sekisui Chemical Company Ltd.	12,300	215,816
Sekisui House Ltd.	17,500	320,377
Taylor Wimpey PLC	88,609	229,526
		1,581,155
Home Entertainment Software – 0.1%
Konami Holdings Corp.	2,600	132,478

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
NCSoft Corp.	441	$170,658
Nexon Company Ltd.	10,000	169,625	(a)
Nintendo Company Ltd.	3,100	1,377,959
UbiSoft Entertainment S.A.	1,569	132,723	(a)
		1,983,443
Home Furnishing Retail – 0.0%*
Nitori Holdings Company Ltd.	2,200	386,005
Home Furnishings – 0.0%*
Hanssem Company Ltd.	113	15,971
Steinhoff International Holdings N.V.	81,878	22,804
		38,775
Home Improvement Retail – 0.0%*
Home Product Center PCL NVDR	107,359	47,840
Kingfisher PLC	60,579	248,478
		296,318
Hotels, Resorts & Cruise Lines – 0.1%
Accor S.A.	5,072	273,881
Belmond Ltd., Class A	1,687	18,810	(a)
Carnival PLC	5,217	335,736
Flight Centre Travel Group Ltd.	2,032	89,336
InterContinental Hotels Group PLC	4,966	297,483
Minor International PCL NVDR	48,840	59,510
Shangri-La Asia Ltd.	34,000	69,034
TUI AG	11,841	253,877
		1,397,667
Household Appliances – 0.1%
Arcelik AS	8,562	38,769
Coway Company Ltd.	1,774	146,127
Electrolux AB, Class B	6,513	205,063
Haier Electronics Group Company Ltd.	31,000	111,138
Husqvarna AB, Class B	15,105	145,590
Rinnai Corp.	1,200	114,184
SEB S.A.	577	110,309
Techtronic Industries Company Ltd.	36,000	211,283
		1,082,463
Household Products – 0.2%
Essity AB, Class B	17,078	471,873	(a)
Henkel AG & Company KGaA	2,899	365,049
Hindustan Unilever Ltd.	19,404	398,325
Kimberly-Clark de Mexico SAB de C.V., Class A	32,800	61,167
Lion Corp.	7,000	143,727
Reckitt Benckiser Group PLC	18,590	1,568,917
Unicharm Corp.	11,900	343,415
Unilever Indonesia Tbk PT	40,100	144,649
		3,497,122
Human Resource & Employment Services – 0.1%
Adecco Group AG	4,533	322,346
Capita PLC	22,774	46,020
Persol Holdings Company Ltd.	5,100	148,266
Randstad Holding N.V.	3,215	211,637
Recruit Holdings Company Ltd.	31,400	787,405
Seek Ltd.	8,596	123,822
		1,639,496
Hypermarkets & Super Centers – 0.1%
Aeon Company Ltd.	15,500	275,809
Carrefour S.A.	15,763	326,763
Cencosud S.A.	43,221	132,521
E-MART Inc.	682	174,143
METRO AG	5,289	93,518
Sun Art Retail Group Ltd.	41,500	48,563
Wal-Mart de Mexico SAB de C.V.	139,124	352,583
Wesfarmers Ltd.	31,179	997,825
		2,401,725
Independent Power Producers & Energy Traders – 0.0%*
Aboitiz Power Corp.	66,300	49,323
AES Gener S.A.	82,891	23,520
CGN Power Company Ltd., Class H	184,000	47,868	(d)
China Resources Power Holdings Company Ltd.	50,000	91,670
Colbun S.A.	260,471	62,450
Electric Power Development Company Ltd.	4,300	110,894
Enel Generacion Chile S.A.	101,082	82,473

	Number of Shares	Fair Value
Glow Energy PCL NVDR	17,700	$48,227
Huaneng Power International Inc., Class H	126,000	85,118
NTPC Ltd.	44,321	115,877
Uniper SE	5,110	155,652
		873,072
Industrial Conglomerates – 0.4%
Aboitiz Equity Ventures Inc.	66,580	86,755
Alfa SAB de C.V., Class A	80,824	103,125
Alliance Global Group Inc.	117,400	29,734	(a)
Beijing Enterprises Holdings Ltd.	19,500	102,687
CITIC Ltd.	91,000	128,140
CJ Corp.	242	35,982
CK Hutchison Holdings Ltd.	75,064	901,896
DCC PLC	2,414	222,387
DMCI Holdings Inc.	140,000	32,772
Far Eastern New Century Corp.	119,916	108,784
Fosun International Ltd.	84,500	185,395
Grupo Carso SAB de C.V.	7,800	27,361
Hanwha Corp.	2,100	78,080
Industries Qatar QSC	5,401	156,202
Jardine Matheson Holdings Ltd.	5,900	363,595
Jardine Strategic Holdings Ltd.	6,200	238,351
JG Summit Holdings Inc.	62,960	75,899
Keihan Holdings Company Ltd.	2,400	74,498
Keppel Corporation Ltd.	42,900	256,479
KOC Holding AS	23,474	96,731
LG Corp.	2,760	226,557
Lotte Corp.	1,125	67,368	(a)
NWS Holdings Ltd.	37,653	68,582
Samsung C&T Corp.	2,265	293,125
Seibu Holdings Inc.	5,300	92,970
Sembcorp Industries Ltd.	25,600	61,215
Shanghai Industrial Holdings Ltd.	20,000	52,483
Siemens AG	21,362	2,724,406
Siemens Ltd.	2,575	42,626
Sime Darby Bhd	71,462	48,657
SK Holdings Company Ltd.	875	246,785
SM Investments Corp.	6,891	121,950
Smiths Group PLC	10,758	228,804
The Bidvest Group Ltd.	11,502	218,089
Toshiba Corp.	179,000	522,365	(a)
Turkiye Sise ve Cam Fabrikalari A/S	25,511	33,430
		8,354,265
Industrial Gases – 0.1%
Air Liquide S.A.	11,765	1,443,068
Air Water Inc.	2,800	54,759
Linde AG	5,077	1,072,294	(a)
Taiyo Nippon Sanso Corp.	5,400	81,863
		2,651,984
Industrial Machinery – 0.4%
Alfa Laval AB	7,568	178,811
Amada Holdings Company Ltd.	8,600	104,591
ANDRITZ AG	2,708	151,352
Atlas Copco AB, Class A	19,190	830,968
Atlas Copco AB, Class B	11,793	459,091
China Conch Venture Holdings Ltd.	53,500	164,170
Daifuku Company Ltd.	2,500	148,295
FANUC Corp.	5,400	1,390,425
GEA Group AG	4,809	204,411
Hiwin Technologies Corp.	2,956	42,692
Hoshizaki Corp.	1,500	133,796
Hyundai Robotics Company Ltd.	245	98,571	(a)
IHI Corp.	3,900	121,739
IMI PLC	6,929	105,092
JTEKT Corp.	5,600	82,557
Kawasaki Heavy Industries Ltd.	4,100	132,374
Kone Oyj, Class B	9,873	492,500
Kurita Water Industries Ltd.	2,800	90,439
Makita Corp.	5,700	282,490
Metso Oyj	3,262	102,868
MINEBEA MITSUMI Inc.	10,300	221,582
Mitsubishi Heavy Industries Ltd.	8,900	343,352
Nabtesco Corp.	3,100	120,802
NGK Insulators Ltd.	7,700	133,448
NSK Ltd.	9,900	133,256

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Pentair PLC	5,632	$383,708
Sandvik AB	33,359	609,353
Schindler Holding AG	1,116	240,394
Schindler Holding AG	511	106,877
SKF AB, Class B	11,126	227,259
SMC Corp.	1,600	651,215
Sumitomo Heavy Industries Ltd.	3,000	114,681
The Weir Group PLC	6,436	180,386
THK Company Ltd.	3,300	137,351
Wartsila Oyj Abp	13,122	289,794
WEG S.A.	13,140	89,390
		9,300,080
Industrial REITs – 0.0%*
Ascendas Real Estate Investment Trust	68,150	137,256
Goodman Group	47,400	307,799
Nippon Prologis REIT Inc.	59	128,211
Segro PLC	26,744	225,672
		798,938
Insurance Brokers – 0.1%
Aon PLC	8,606	1,207,680
Willis Towers Watson PLC	4,663	709,662
		1,917,342
Integrated Oil & Gas – 1.1%
BP PLC	552,187	3,724,024
Cenovus Energy Inc.	26,809	228,113
China Petroleum & Chemical Corp., Class H	721,400	639,929
Ecopetrol S.A.	115,657	108,282
Eni S.p.A.	73,098	1,287,012
Galp Energia SGPS S.A.	13,729	258,785
Gazprom PJSC ADR	148,753	725,340
Husky Energy Inc.	9,854	140,941
Imperial Oil Ltd.	8,144	215,531
LUKOIL PJSC ADR	11,883	822,541
MOL Hungarian Oil & Gas PLC	12,112	132,158
OMV AG	4,339	252,957
Origin Energy Ltd.	46,625	314,243	(a)
PetroChina Company Ltd., Class H	618,000	429,265
Petroleo Brasileiro S.A.	84,800	596,019	(a)
Polskie Gornictwo Naftowe i Gazownictwo S.A.	63,407	104,741
PTT PCL NVDR	29,500	519,556
Repsol S.A.	35,915	638,101
Rosneft Oil Company PJSC GDR	33,380	183,353
Royal Dutch Shell PLC, Class A	126,140	3,990,314
Royal Dutch Shell PLC, Class B	104,668	3,367,572
Statoil ASA	33,029	780,519
Suncor Energy Inc.	46,147	1,592,461
Surgutneftegas OJSC ADR	3,950	19,829
Surgutneftegas OJSC ADR	17,768	87,330
Total S.A.	66,573	3,814,081
		24,972,997
Integrated Telecommunication Services – 0.5%
BCE Inc.	4,587	197,249
Bezeq The Israeli Telecommunication Corporation Ltd.	71,154	91,114
Bharti Infratel Ltd.	20,103	104,432
BT Group PLC	242,096	772,614
China Communications Services Corporation Ltd., Class H	84,000	50,543
China Telecom Corporation Ltd., Class H	324,000	143,702
China Unicom Hong Kong Ltd.	164,000	209,801	(a)
Chunghwa Telecom Company Ltd.	106,000	408,457
Deutsche Telekom AG	94,434	1,544,254
Elisa Oyj	3,759	169,934
Emirates Telecommunications Group Co. PJSC	34,000	163,381
Hellenic Telecommunications Organization S.A.	5,504	74,574
HKT Trust & HKT Ltd.	93,280	117,365
Koninklijke KPN N.V.	101,380	304,700
KT Corp.	1,110	28,580
Nippon Telegraph & Telephone Corp.	18,400	858,860

	Number of Shares	Fair Value
Ooredoo QPSC	3,023	$68,848
Orange Polska S.A.	28,318	48,031	(a)
Orange S.A.	57,103	970,155
PCCW Ltd.	89,000	51,652
Proximus SADP	3,944	122,568
Singapore Telecommunications Ltd.	230,300	594,727
Spark New Zealand Ltd.	39,855	96,532
Swisscom AG	777	384,829
TDC A/S	28,766	238,281	(a)
Telecom Italia S.p.A.	350,948	333,060	(a)
Telecom Italia S.p.A.	190,334	158,389
Telefonica Deutschland Holding AG	18,390	86,371
Telefonica S.A.	130,470	1,291,916
Telekom Malaysia Bhd	42,600	57,374
Telekomunikasi Indonesia Persero Tbk PT	1,277,700	335,977
Telenor ASA	19,438	441,358
Telia Company AB	69,057	324,407
Telstra Corporation Ltd.	115,589	279,439
TELUS Corp.	5,760	202,119
TPG Telecom Ltd.	9,854	41,813
True Corporation PCL NVDR	237,369	52,852
Turk Telekomunikasyon AS	16,769	28,519	(a)
		11,448,777
Internet & Direct Marketing Retail – 0.1%
Ctrip.com International Ltd. ADR	11,426	532,680	(a)
JD.com Inc. ADR	18,658	755,462	(a)
Rakuten Inc.	25,700	212,485
Start Today Company Ltd.	4,400	114,580
Vipshop Holdings Ltd. ADR	7,000	116,340	(a)
Zalando SE	3,266	178,135	(a,d)
		1,909,682
Internet Software & Services – 0.9%
58.com Inc. ADR	2,400	191,664	(a)
Alibaba Group Holding Ltd. ADR	32,113	5,894,020	(a)
Auto Trader Group PLC	33,000	162,186	(d)
Autohome Inc. ADR	1,100	94,534
Baidu Inc. ADR	7,452	1,663,212	(a)
DeNA Company Ltd.	4,300	78,355
Kakaku.com Inc.	3,100	54,890
Kakao Corp.	954	117,456
Mixi Inc.	1,900	71,125
NAVER Corp.	780	580,495
NetEase Inc. ADR	2,271	636,766
REA Group Ltd.	1,262	77,382
Shopify Inc., Class A	2,600	323,313	(a)
SINA Corp.	1,700	177,259	(a)
Tencent Holdings Ltd.	157,100	8,432,894
Tucows Inc., Class A	170	9,520	(a)
United Internet AG	3,650	229,877
Weibo Corp. ADR	1,170	139,862	(a)
Yahoo Japan Corp.	38,200	178,903
YY Inc. ADR	1,100	115,720	(a)
		19,229,433
Investment Banking & Brokerage – 0.1%
China Galaxy Securities Company Ltd., Class H	108,000	72,503
CITIC Securities Company Ltd., Class H	76,500	177,299
Daiwa Securities Group Inc.	48,000	309,082
Haitong Securities Company Ltd., Class H	98,000	130,529
Korea Investment Holdings Company Ltd.	626	49,139
Mediobanca Banca di Credito Finanziario S.p.A.	15,176	178,328
NH Investment & Securities Company Ltd.	6,220	82,637
Nomura Holdings Inc.	102,800	599,769
Samsung Securities Company Ltd.	1,372	51,233
Yuanta Financial Holding Company Ltd.	219,211	101,155
		1,751,674
IT Consulting & Other Services – 0.4%
Accenture PLC, Class A	21,367	3,279,834	(b)
Atos SE	2,821	386,315

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Capgemini SE	4,515	$563,082
CGI Group Inc., Class A	6,285	362,207	(a)
Fujitsu Ltd.	55,000	334,404
HCL Technologies Ltd.	17,282	256,653
Infosys Ltd.	47,028	822,905
Nomura Research Institute Ltd.	3,110	147,021
NTT Data Corp.	15,500	162,954
Obic Company Ltd.	1,800	151,761
Otsuka Corp.	2,600	132,624
Samsung SDS Company Ltd.	1,113	266,904
Tata Consultancy Services Ltd.	12,983	568,913
Tech Mahindra Ltd.	9,252	90,961
Wipro Ltd.	26,911	116,576
		7,643,114
Leisure Facilities – 0.0%*
Merlin Entertainments PLC	22,365	108,736	(d)
Oriental Land Company Ltd.	6,000	614,220
		722,956
Leisure Products – 0.0%*
Bandai Namco Holdings Inc.	5,200	168,378
Giant Manufacturing Company Ltd.	10,000	53,033
Sankyo Company Ltd.	2,000	70,001
Sega Sammy Holdings Inc.	3,600	58,358
Shimano Inc.	2,000	288,762
Yamaha Corp.	4,800	210,948
		849,480
Life & Health Insurance – 0.7%
Aegon N.V.	44,741	301,712
AIA Group Ltd.	335,200	2,865,461
Cathay Financial Holding Company Ltd.	205,417	368,346
China Life Insurance Company Ltd.	85,666	89,359
China Life Insurance Company Ltd., Class H	212,000	592,696
China Taiping Insurance Holdings Company Ltd.	40,488	136,006
CNP Assurances	5,764	145,437
Dai-ichi Life Holdings Inc.	29,400	543,048
Discovery Ltd.	11,285	162,668
Great-West Lifeco Inc.	8,127	207,265
Hanwha Life Insurance Company Ltd.	8,480	50,001
Industrial Alliance Insurance & Financial Services Inc.	2,375	97,634
Japan Post Holdings Company Ltd.	44,500	541,062
Legal & General Group PLC	167,728	607,634
Liberty Holdings Ltd.	4,059	43,009
Manulife Financial Corp.	54,093	1,003,610
Medibank Private Ltd.	73,749	165,316
MMI Holdings Ltd.	36,164	67,370
New China Life Insurance Company Ltd., Class H	23,300	110,090
NN Group N.V.	8,311	369,077
Old Mutual PLC	137,462	462,479
Ping An Insurance Group Company of China Ltd., Class H	141,500	1,458,932
Poste Italiane S.p.A.	19,682	179,695	(d)
Power Corporation of Canada	9,624	219,465
Power Financial Corp.	7,564	189,269
Prudential PLC	71,986	1,798,577
Rand Merchant Investment Holdings Ltd.	22,550	76,174
Samsung Life Insurance Company Ltd.	2,185	237,994
Sanlam Ltd.	42,288	305,240
Shin Kong Financial Holding Company Ltd.	265,751	101,850
Sony Financial Holdings Inc.	3,800	69,424
Sun Life Financial Inc.	16,723	686,301
Swiss Life Holding AG	902	320,906	(a)
T&D Holdings Inc.	13,800	219,619
		14,792,726
Life Sciences Tools & Services – 0.1%
Eurofins Scientific SE	326	171,710
Lonza Group AG	1,995	469,713	(a)
QIAGEN N.V.	5,790	187,090	(a)
Samsung Biologics Company Ltd.	423	194,676	(a,d)
		1,023,189

	Number of Shares	Fair Value
Managed Healthcare – 0.0%*
Odontoprev S.A.	10,100	$45,371
Qualicorp S.A.	8,200	54,969
Triple-S Management Corp., Class B	465	12,155	(a)
		112,495
Marine – 0.0%*
AP Moller - Maersk A/S, Class A	101	148,740
AP Moller - Maersk A/S, Class B	195	304,197
Costamare Inc.	1,039	6,483
Evergreen Marine Corporation Taiwan Ltd.	72,001	37,601	(a)
Kuehne + Nagel International AG	1,482	233,032
MISC Bhd	11,500	21,033
Mitsui OSK Lines Ltd.	2,800	79,555
Navios Maritime Holdings Inc.	2,366	2,125	(a)
Nippon Yusen KK	4,500	88,399
Safe Bulkers Inc.	336	1,065	(a)
		922,230
Marine Ports & Services – 0.0%*
Adani Ports & Special Economic Zone Ltd.	26,135	142,920
China Merchants Port Holdings Company Ltd.	47,398	105,319
COSCO SHIPPING Ports Ltd.	63,292	53,435
DP World Ltd.	6,267	141,125
Hutchison Port Holdings Trust, Class U	135,800	40,231
International Container Terminal Services Inc.	26,800	51,599
Kamigumi Company Ltd.	4,000	89,714
		624,343
Metal & Glass Containers – 0.0%*
CCL Industries Inc., Class B	3,800	191,702
Toyo Seikan Group Holdings Ltd.	5,800	86,589
		278,291
Motorcycle Manufacturers – 0.0%*
Bajaj Auto Ltd.	3,146	133,022
Hero MotoCorp Ltd.	1,341	73,206
Yamaha Motor Company Ltd.	8,500	253,022
		459,250
Movies & Entertainment – 0.1%
Alibaba Pictures Group Ltd.	360,000	47,085	(a)
Eros International PLC	411	4,480	(a)
IMAX Corp.	1,004	19,277	(a)
Toho Company Ltd.	3,100	103,237
Vivendi S.A.	29,333	760,374
		934,453
Multi-Line Insurance – 0.4%
Ageas	5,540	285,750
Allianz SE	12,309	2,781,182
Assicurazioni Generali S.p.A.	35,530	682,633
Aviva PLC	116,014	809,556
AXA S.A.	53,423	1,419,452
Baloise Holding AG	1,357	207,252
BB Seguridade Participacoes S.A.	19,900	175,254
China Pacific Insurance Group Company Ltd., Class H	67,800	307,651
Fairfax Financial Holdings Ltd.	773	391,563
Gjensidige Forsikring ASA	7,732	141,989
Mapfre S.A.	40,470	134,577
Porto Seguro S.A.	4,400	64,287
Powszechny Zaklad Ubezpieczen S.A.	10,589	129,409
Sampo Oyj, Class A	12,631	703,364
Sul America S.A.	5,783	38,193
UnipolSai Assicurazioni S.p.A.	22,208	52,779
Zurich Insurance Group AG	4,185	1,378,167	(a)
		9,703,058
Multi-Sector Holdings – 0.1%
Ayala Corp.	7,150	130,467
Eurazeo S.A.	1,030	94,793
EXOR N.V.	3,417	243,118
First Pacific Company Ltd.	94,000	51,086
Groupe Bruxelles Lambert S.A.	2,203	251,842
Grupo de Inversiones Suramericana S.A.	8,633	115,226

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
GT Capital Holdings Inc.	2,225	$49,849
Haci Omer Sabanci Holding AS	34,397	91,252
Industrivarden AB, Class C	4,939	114,844
Investor AB, Class B	12,949	573,523
Kinnevik AB, Class B	6,884	247,964
L E Lundbergforetagen AB, B Shares	1,510	108,227
Metro Pacific Investments Corp.	129,200	13,028
Onex Corp.	2,466	177,732
Pargesa Holding S.A.	1,294	114,623
Remgro Ltd.	15,705	294,128
Wendel S.A.	781	121,724
		2,793,426
Multi-Utilities – 0.2%
AGL Energy Ltd.	18,361	307,341
Atco Ltd., Class I	2,398	76,967
Canadian Utilities Ltd., Class A	4,562	121,689
Centrica PLC	169,924	338,961
E.ON SE	62,754	696,988
Engie S.A.	52,820	881,584
Innogy SE	4,122	195,284	(d)
National Grid PLC	94,094	1,059,016
RWE AG	13,542	334,571	(a)
Suez	11,414	165,308
Veolia Environnement S.A.	14,239	338,116
YTL Corporation Bhd	204,408	71,047
YTL Power International Bhd	88,785	23,243
		4,610,115
Office REITs – 0.0%*
CapitaLand Commercial Trust	63,313	88,741
City Office REIT Inc.	452	5,225
Dexus	31,181	224,234
Japan Prime Realty Investment Corp.	22	79,968
Japan Real Estate Investment Corp.	36	187,232
Nippon Building Fund Inc.	32	177,590
		762,990
Office Services & Supplies – 0.0%*
Societe BIC S.A.	1,095	108,880
Oil & Gas Drilling – 0.0%*
China Oilfield Services Ltd., Class H	58,000	60,842
Ensco PLC, Class A	10,787	47,355
Noble Corporation PLC	4,625	17,159	(a)
Transocean Ltd.	3,081	30,502	(a)
		155,858
Oil & Gas Equipment & Services – 0.0%*
Core Laboratories N.V.	308	33,332
Frank’s International N.V.	944	5,126
John Wood Group PLC	17,318	131,574
Sapura Energy Bhd	127,700	16,895
TechnipFMC PLC	15,099	444,665
Tenaris S.A.	13,599	234,959
		866,551
Oil & Gas Exploration & Production – 0.2%
ARC Resources Ltd.	11,975	130,408
Canadian Natural Resources Ltd.	29,895	939,110
CNOOC Ltd.	508,000	752,176
Crescent Point Energy Corp.	17,845	121,251
Encana Corp.	26,924	295,919
Inpex Corp.	24,900	309,152
Lundin Petroleum AB	5,364	135,106	(a)
Novatek PJSC GDR GDR	2,695	369,722
Oil & Natural Gas Corporation Ltd.	43,306	118,827
Oil Search Ltd.	37,134	206,000
PrairieSky Royalty Ltd.	6,224	135,994
PTT Exploration & Production PCL NVDR	52,000	191,754
Santos Ltd.	50,308	198,157	(a)
Seven Generations Energy Ltd., Class A	7,200	89,354	(a)
Tatneft PJSC ADR	7,219	457,208
Tourmaline Oil Corp.	6,249	105,907
Vermilion Energy Inc.	4,105	132,264
Woodside Petroleum Ltd.	25,552	578,696
		5,267,005
Oil & Gas Refining & Marketing – 0.2%
Bharat Petroleum Corporation Ltd.	19,440	128,330

	Number of Shares	Fair Value
Caltex Australia Ltd.	7,005	$169,937
Cosan S.A. Industria e Comercio	5,500	68,692
Empresas COPEC S.A.	11,610	182,358
Formosa Petrochemical Corp.	43,000	176,611
Grupa Lotos S.A.	2,254	34,834
GS Holdings Corp.	895	52,044
Idemitsu Kosan Company Ltd.	3,200	122,498
IRPC PCL NVDR	378,600	88,018
JXTG Holdings Inc.	86,750	529,152
Keyera Corp.	4,876	126,736
Neste Oyj	3,682	256,161
Petronas Dagangan Bhd	8,900	57,089
Polski Koncern Naftowy ORLEN S.A.	9,561	235,180
Reliance Industries Ltd.	74,629	1,018,639
S-Oil Corp.	1,258	142,447
Showa Shell Sekiyu KK	4,200	57,204
SK Innovation Company Ltd.	1,937	384,995
Thai Oil PCL NVDR	30,500	88,902
Tupras Turkiye Petrol Rafinerileri AS	3,135	87,210
		4,007,037
Oil & Gas Storage & Transportation – 0.2%
AltaGas Ltd.	4,683	86,595
Ardmore Shipping Corp.	614	4,667	(a)
DHT Holdings Inc.	1,868	6,351
Enagas S.A.	6,056	165,761
Enbridge Inc.	45,407	1,427,102
Frontline Ltd.	1,321	5,852
Golar LNG Ltd.	1,783	48,783
Inter Pipeline Ltd.	11,848	205,485
Koninklijke Vopak N.V.	1,308	64,192
Kunlun Energy Company Ltd.	82,000	71,213
Navios Maritime Acquisition Corp.	1,649	1,385
Pembina Pipeline Corp.	14,748	459,856
Scorpio Tankers Inc.	4,700	9,212
Snam S.p.A.	63,134	290,074
Teekay Corp.	991	8,017
Teekay Tankers Ltd., Class A	2,370	2,820
TransCanada Corp.	23,806	983,815
Ultrapar Participacoes S.A.	9,400	200,580
		4,041,760
Other Diversified Financial Services – 0.1%
AMP Ltd.	83,017	319,960
Challenger Ltd.	16,883	151,004
FirstRand Ltd.	89,181	503,515
Fubon Financial Holding Company Ltd.	201,000	348,233
ORIX Corp.	37,600	674,177
RMB Holdings Ltd.	14,855	96,787
Standard Life Aberdeen PLC	81,106	409,338
		2,503,014
Packaged Foods & Meats – 0.6%
Ajinomoto Company Inc.	16,500	299,799
Associated British Foods PLC	9,271	324,082
Barry Callebaut AG	54	105,435
BRF S.A.	12,000	82,429	(a)
Calbee Inc.	2,400	81,594
Charoen Pokphand Foods PCL NVDR	115,100	92,941
China Huishan Dairy Holdings Company Ltd.	55,000	—	(a,**)
China Mengniu Dairy Company Ltd.	77,000	265,728
Chocoladefabriken Lindt & Spruengli AG	33	204,397
Chocoladefabriken Lindt & Spruengli AG	3	218,012
CJ CheilJedang Corp.	140	42,198
Danone S.A.	16,991	1,376,997
Gruma SAB de C.V., Class B	4,540	51,875
Grupo Bimbo SAB de C.V., Class A	35,400	77,148
Indofood CBP Sukses Makmur Tbk PT	64,000	38,540
Indofood Sukses Makmur Tbk PT	63,900	33,500
JBS S.A.	25,900	72,862
Kerry Group PLC, Class A	4,207	426,336
Kikkoman Corp.	4,000	162,253
M Dias Branco S.A.	3,600	55,252
Marine Harvest ASA	13,598	274,437
MEIJI Holdings Company Ltd.	3,400	261,313
Nestle India Ltd.	845	106,553

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Nestle S.A.	86,664	$6,838,606
NH Foods Ltd.	2,500	102,705
Nisshin Seifun Group Inc.	5,400	107,358
Nissin Foods Holdings Company Ltd.	1,600	111,066
Orion Corp.	338	40,797
Orkla ASA	23,958	257,796
Pioneer Foods Group Ltd.	4,038	42,327
PPB Group Bhd	17,800	88,205
Saputo Inc.	6,496	208,346
Standard Foods Corp.	15,916	37,452
Tiger Brands Ltd.	4,749	148,510
Tingyi Cayman Islands Holding Corp.	46,000	95,419
Toyo Suisan Kaisha Ltd.	2,500	98,843
Ulker Biskuvi Sanayi AS	3,012	16,730
Uni-President Enterprises Corp.	141,303	333,693
Universal Robina Corp.	30,200	88,069
Want Want China Holdings Ltd.	141,000	113,434
WH Group Ltd.	197,500	211,614	(d)
Yakult Honsha Company Ltd.	2,500	187,495
Yamazaki Baking Company Ltd.	4,000	83,845
		13,865,991
Paper Packaging – 0.0%*
Amcor Ltd.	30,780	336,613
Klabin S.A.	19,600	122,072
		458,685
Paper Products – 0.1%
Empresas CMPC S.A.	31,429	119,730
Fibria Celulose S.A.	5,900	115,440
Mondi Ltd.	2,641	71,823
Mondi PLC	9,702	260,734
Nine Dragons Paper Holdings Ltd.	25,000	37,889
Oji Holdings Corp.	22,000	141,869
Sappi Ltd.	19,577	125,901
Stora Enso Oyj, Class R	15,040	276,397
Suzano Papel e Celulose S.A.	9,200	92,343
UPM-Kymmene Oyj	16,069	595,449
		1,837,575
Personal Products – 0.4%
AMOREPACIFIC Corp.	813	234,940
AMOREPACIFIC Group	712	91,879
Beiersdorf AG	3,049	345,367
Dabur India Ltd.	13,803	69,798
Godrej Consumer Products Ltd.	4,735	79,816
Hengan International Group Company Ltd.	19,500	181,780
Kao Corp.	13,500	1,014,016
Kose Corp.	900	189,298
L’Oreal S.A.	6,923	1,562,857
LG Household & Health Care Ltd.	277	310,595
Marico Ltd.	10,808	54,333
Natura Cosmeticos S.A.	3,000	28,884
Pola Orbis Holdings Inc.	1,800	75,076
Shiseido Company Ltd.	10,700	687,477
Unilever N.V.	44,350	2,502,135
Unilever PLC	33,915	1,880,744
		9,308,995
Pharmaceuticals – 1.4%
Aspen Pharmacare Holdings Ltd.	11,107	243,500
Astellas Pharma Inc.	58,800	899,869
AstraZeneca PLC	35,690	2,453,024
Aurobindo Pharma Ltd.	9,370	80,731
Bayer AG	23,087	2,601,415
Chugai Pharmaceutical Company Ltd.	6,700	340,324
Cipla Ltd.	12,861	107,814
CSPC Pharmaceutical Group Ltd.	134,000	361,192
Daiichi Sankyo Company Ltd.	15,800	530,298
Dr Reddy’s Laboratories Ltd.	3,837	123,260
Eisai Company Ltd.	7,500	483,149
Endo International PLC	1,388	8,245	(a)
GlaxoSmithKline PLC	135,588	2,632,883
Glenmark Pharmaceuticals Ltd.	5,757	46,716
Hanmi Pharm Company Ltd.	120	58,763
Hisamitsu Pharmaceutical Company Inc.	1,500	116,015
Hypera S.A.	8,000	87,038

	Number of Shares	Fair Value
Ipsen S.A.	1,211	$188,141
Kalbe Farma Tbk PT	295,000	32,241
Kyowa Hakko Kirin Company Ltd.	8,000	173,830
Lupin Ltd.	6,036	68,449
Merck KGaA	3,477	333,448
Mitsubishi Tanabe Pharma Corp.	5,900	119,261
Novartis AG	61,906	4,998,646
Novo Nordisk A/S, Class B	50,939	2,504,527
Ono Pharmaceutical Company Ltd.	10,200	324,699
Orion Oyj, Class B	2,832	86,652
Otsuka Holdings Company Ltd.	11,100	557,060
Perrigo Company PLC	4,533	377,780
Piramal Enterprises Ltd.	2,252	84,482
Recordati S.p.A.	3,367	124,166
Richter Gedeon Nyrt	2,156	45,058
Roche Holding AG	19,547	4,476,531
Sanofi	31,394	2,517,828
Santen Pharmaceutical Company Ltd.	10,600	177,599
Shionogi & Company Ltd.	8,300	432,434
Sino Biopharmaceutical Ltd.	118,000	234,508
Sumitomo Dainippon Pharma Company Ltd.	6,100	101,956
Sun Pharmaceutical Industries Ltd.	26,058	199,175
Taisho Pharmaceutical Holdings Company Ltd.	700	69,243
Takeda Pharmaceutical Company Ltd.	19,400	946,457
Teva Pharmaceutical Industries Ltd.	8,871	151,226
Teva Pharmaceutical Industries Ltd. ADR	15,371	262,690
Theravance Biopharma Inc.	789	19,133	(a)
UCB S.A.	3,463	281,884
Valeant Pharmaceuticals International Inc.	7,948	126,441	(a)
Vifor Pharma AG	1,400	215,523
Yuhan Corp.	190	39,603
		31,444,907
Precious Metals & Minerals – 0.0%*
Anglo American Platinum Ltd.	1,523	41,752
Fresnillo PLC	8,137	145,272
Industrias Penoles SAB de C.V.	2,630	52,916
		239,940
Property & Casualty Insurance – 0.3%
Admiral Group PLC	6,199	160,422
Argo Group International Holdings Ltd.	579	33,235
Aspen Insurance Holdings Ltd.	402	18,030
Chubb Ltd.	16,074	2,198,441
DB Insurance Company Ltd.	1,106	68,710
Direct Line Insurance Group PLC	40,658	217,672
Global Indemnity Ltd.	165	5,696
Hyundai Marine & Fire Insurance Company Ltd.	1,762	65,353
Insurance Australia Group Ltd.	70,318	406,606
Intact Financial Corp.	3,974	298,408
James River Group Holdings Ltd.	417	14,791
MS&AD Insurance Group Holdings Inc.	13,400	416,466
PICC Property & Casualty Company Ltd., Class H	122,600	216,634
Qatar Insurance Co. SAQ	5,654	58,354
QBE Insurance Group Ltd.	37,854	282,051
RSA Insurance Group PLC	27,906	247,029
Samsung Fire & Marine Insurance Company Ltd.	977	246,473
Sompo Holdings Inc.	9,900	399,107
Suncorp Group Ltd.	36,168	372,532
The People’s Insurance Company Group of China Ltd., Class H	224,000	105,938
Tokio Marine Holdings Inc.	18,300	830,203
Tryg A/S	4,681	109,022
XL Group Ltd.	8,729	482,365
		7,253,538
Publishing – 0.0%*
Axel Springer SE	1,610	134,616
Lagardere SCA	2,779	79,341
Pearson PLC	20,641	217,585

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Schibsted ASA, B Shares	3,679	$94,018
Singapore Press Holdings Ltd.	45,337	87,464
		613,024
Railroads – 0.3%
Aurizon Holdings Ltd.	55,818	182,883
BTS Group Holdings PCL NVDR	100,000	26,543
Canadian National Railway Co.	21,028	1,535,774
Canadian Pacific Railway Ltd.	4,192	738,742
Central Japan Railway Co.	4,100	782,859
Container Corporation of India Ltd.	1,518	29,139
East Japan Railway Co.	9,000	841,880
Hankyu Hanshin Holdings Inc.	7,000	262,314
Keikyu Corp.	7,000	123,101
Keio Corp.	3,400	146,617
Keisei Electric Railway Company Ltd.	3,000	92,391
Kintetsu Group Holdings Company Ltd.	4,400	172,972
Kyushu Railway Co.	5,000	156,064
MTR Corporation Ltd.	43,500	234,815
Nagoya Railroad Company Ltd.	4,600	117,439
Odakyu Electric Railway Company Ltd.	8,900	181,400
Rumo S.A.	23,400	92,583	(a)
Tobu Railway Company Ltd.	5,000	152,851
Tokyu Corp.	15,500	244,209
West Japan Railway Co.	4,100	290,827
		6,405,403
Real Estate Development – 0.2%
Bumi Serpong Damai Tbk PT	185,500	24,115
China Evergrande Group	97,000	310,037	(a)
China Jinmao Holdings Group Ltd.	114,000	65,791
China Overseas Land & Investment Ltd.	118,000	413,793
China Resources Land Ltd.	89,777	329,894
China Vanke Company Ltd., Class H	32,800	151,029
CK Asset Holdings Ltd.	74,064	625,019
Country Garden Holdings Company Ltd.	146,333	305,510
Emaar Properties PJSC	105,792	167,055
Guangzhou R&F Properties Company Ltd., Class H	33,600	84,978
Highwealth Construction Corp.	23,400	36,309
IOI Properties Group Bhd	93,258	38,817
Longfor Properties Company Ltd.	31,500	97,122
Ruentex Development Company Ltd.	33,448	39,650	(a)
Shimao Property Holdings Ltd.	27,500	78,871
Sino Land Company Ltd.	85,597	138,737
Sino-Ocean Group Holding Ltd.	104,500	76,519
SOHO China Ltd.	76,000	40,030
Sunac China Holdings Ltd.	51,000	200,411
		3,223,687
Real Estate Operating Companies – 0.1%
Aeon Mall Company Ltd.	4,000	84,172
BR Malls Participacoes S.A.	18,383	64,437
Central Pattana PCL NVDR	44,200	111,168
Deutsche Wohnen SE	9,421	439,369
First Capital Realty Inc.	5,563	87,809
Hang Lung Group Ltd.	33,000	108,221
Hongkong Land Holdings Ltd.	36,000	248,724
Hulic Company Ltd.	10,000	109,033
Hysan Development Company Ltd.	15,000	79,601
Multiplan Empreendimentos Imobiliarios S.A.	3,375	69,742
NEPI Rockcastle PLC	9,520	92,692
SM Prime Holdings Inc.	245,000	159,290
Swire Properties Ltd.	30,800	108,327
Swiss Prime Site AG	1,899	183,469	(a)
Vonovia SE	13,290	658,727
Wharf Real Estate Investment Company Ltd.	36,000	235,305	(a)
		2,840,086
Real Estate Services – 0.0%*
Altisource Portfolio Solutions S.A.	231	6,135	(a)
Regional Banks – 0.1%
Bank of Queensland Ltd.	12,433	105,398
Bendigo & Adelaide Bank Ltd.	11,341	86,237
BNK Financial Group Inc.	7,204	72,354

	Number of Shares	Fair Value
Chongqing Rural Commercial Bank Company Ltd., Class H	92,000	$71,116
Concordia Financial Group Ltd.	32,500	183,605
DGB Financial Group Inc.	3,207	35,307
First BanCorp	3,232	19,457	(a)
Fukuoka Financial Group Inc.	19,000	104,139
Kyushu Financial Group Inc.	14,200	70,957
Mebuki Financial Group Inc.	29,250	113,677
Resona Holdings Inc.	59,700	321,050
Seven Bank Ltd.	22,000	70,613
Shinsei Bank Ltd.	6,400	99,335
Suruga Bank Ltd.	4,900	68,803
The Bank of Kyoto Ltd.	1,600	90,716
The Chiba Bank Ltd.	20,000	163,603
The Hachijuni Bank Ltd.	15,000	81,563
The Shizuoka Bank Ltd.	15,000	144,322
Yamaguchi Financial Group Inc.	4,000	49,525
		1,951,777
Reinsurance – 0.1%
Blue Capital Reinsurance Holdings Ltd.	114	1,391
Everest Re Group Ltd.	1,300	333,866
Hannover Rueck SE	1,797	245,049
Muenchener Rueckversicherungs-Gesellschaft AG	4,441	1,032,212
RenaissanceRe Holdings Ltd.	276	38,229
SCOR SE	4,658	190,071
Swiss Re AG	8,654	881,809
Third Point Reinsurance Ltd.	1,706	23,799	(a)
		2,746,426
Renewable Electricity – 0.0%*
China Longyuan Power Group Corporation Ltd., Class H	101,000	77,999
Engie Brasil Energia S.A.	6,100	71,873
Meridian Energy Ltd.	50,908	105,106
		254,978
Research & Consulting Services – 0.2%
Bureau Veritas S.A.	8,532	221,673
Experian PLC	25,768	557,197
IHS Markit Ltd.	11,700	564,408	(a)
Intertek Group PLC	4,471	292,621
RELX N.V.	27,408	567,861
RELX PLC	30,494	626,313
SGS S.A.	153	375,740
Teleperformance	1,526	236,532
Wolters Kluwer N.V.	7,425	394,705
		3,837,050
Residential REITs – 0.0%*
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	58,985	37,794	(a)
Front Yard Residential Corp.	920	9,246
		47,040
Restaurants – 0.1%
Compass Group PLC	45,278	924,397
Domino’s Pizza Enterprises Ltd.	1,237	39,807
Jollibee Foods Corp.	15,290	88,126
McDonald’s Holdings Company Japan Ltd.	1,500	71,025
Restaurant Brands International Inc.	6,711	381,657
Sodexo SA	2,757	277,351
Whitbread PLC	5,025	260,796
		2,043,159
Retail REITs – 0.2%
CapitaLand Mall Trust	82,400	131,151
Hammerson PLC	20,726	156,215
Hyprop Investments Ltd.	6,628	60,537
Japan Retail Fund Investment Corp.	77	149,391
Klepierre S.A.	6,776	272,989
Link REIT	62,500	535,722
Resilient REIT Ltd.	11,324	47,786
RioCan Real Estate Investment Trust	5,179	94,963
Scentre Group	150,056	442,224
SmartCentres Real Estate Investment Trust	2,900	65,479
The British Land Company PLC	26,538	239,188
Unibail-Rodamco SE	2,839	648,178

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Vicinity Centres	96,787	$179,664
Westfield Corp.	53,531	350,660
		3,374,147
Security & Alarm Services – 0.0%*
G4S PLC	40,283	140,182
S-1 Corp.	405	36,476
Secom Company Ltd.	5,900	439,690
Securitas AB, Class B	8,224	139,608
Sohgo Security Services Company Ltd.	1,800	88,504
		844,460
Semiconductor Equipment – 0.2%
ASM Pacific Technology Ltd.	9,300	131,019
ASML Holding N.V.	10,778	2,136,166
Disco Corp.	900	192,468
GCL-Poly Energy Holdings Ltd.	394,000	49,238	(a)
Hanergy Thin Film Power Group Ltd.	64,000	—	(a,**)
SUMCO Corp.	6,000	156,786
Tokyo Electron Ltd.	4,200	777,365
		3,443,042
Semiconductors – 0.7%
Advanced Semiconductor Engineering Inc.	155,716	227,183
Broadcom Ltd.	14,079	3,317,716
Infineon Technologies AG	32,470	872,798
MediaTek Inc.	44,352	510,325
Novatek Microelectronics Corp.	22,000	100,589
NXP Semiconductors N.V.	9,900	1,158,300	(a)
Phison Electronics Corp.	5,000	52,457
Powertech Technology Inc.	27,000	85,117
Realtek Semiconductor Corp.	16,160	70,335
Renesas Electronics Corp.	12,900	129,748	(a)
Rohm Company Ltd.	2,600	246,922
Semiconductor Manufacturing International Corp.	60,200	79,652	(a)
Siliconware Precision Industries Company Ltd.	37,848	66,162
SK Hynix Inc.	15,744	1,206,179
STMicroelectronics N.V.	19,103	424,906
Taiwan Semiconductor Manufacturing Company Ltd.	678,000	5,742,794
United Microelectronics Corp.	344,000	181,289
Vanguard International Semiconductor Corp.	19,000	41,593
		14,514,065
Silver – 0.0%*
Wheaton Precious Metals Corp.	12,144	247,260
Soft Drinks – 0.1%
Arca Continental SAB de C.V.	9,800	67,492
Coca-Cola Amatil Ltd.	15,783	105,551
Coca-Cola Bottlers Japan Holdings Inc.	3,100	128,088
Coca-Cola European Partners PLC	5,957	247,773
Coca-Cola Femsa SAB de C.V., Class L	11,500	75,747
Coca-Cola HBC AG	5,186	191,889	(a)
Coca-Cola Icecek AS	2,227	20,278
Fomento Economico Mexicano SAB de C.V.	52,528	477,179
Suntory Beverage & Food Ltd.	3,900	189,952
		1,503,949
Specialized Finance – 0.0%*
Chailease Holding Company Ltd.	32,718	113,628
Element Fleet Management Corp.	14,500	46,674
Far East Horizon Ltd.	53,000	56,291
Mitsubishi UFJ Lease & Finance Company Ltd.	12,200	73,123
Power Finance Corporation Ltd.	21,642	28,614
		318,330
Specialty Chemicals – 0.3%
Akzo Nobel N.V.	6,637	626,777
Asian Paints Ltd.	7,557	130,397
Chr Hansen Holding A/S	2,697	233,329
Clariant AG	5,968	142,533	(a)
Covestro AG	4,248	418,084	(d)
Croda International PLC	3,878	249,092
EMS-Chemie Holding AG	214	135,153
Evonik Industries AG	4,312	151,981

	Number of Shares	Fair Value
Givaudan S.A.	248	$564,828
Hitachi Chemical Company Ltd.	4,000	89,406
Johnson Matthey PLC	5,286	225,475
JSR Corp.	4,600	103,581
Kansai Paint Company Ltd.	6,000	140,312
Koninklijke DSM N.V.	4,702	467,137
Nippon Paint Holdings Company Ltd.	4,700	173,205
Nitto Denko Corp.	4,500	340,282
Novozymes A/S, Class B	6,768	352,210
Shin-Etsu Chemical Company Ltd.	10,700	1,116,685
Sika AG	59	462,032
Symrise AG	3,381	272,104
Umicore S.A.	5,594	296,199
		6,690,802
Specialty Stores – 0.0%*
Dufry AG	1,056	138,474	(a)
FF Group	1,860	36,234	(a)
Hotel Shilla Company Ltd.	1,000	87,090
Hudson Ltd., Class A	721	11,471	(a)
JUMBO S.A.	4,127	73,798
		347,067
Steel – 0.2%
ArcelorMittal	18,825	597,634	(a)
BlueScope Steel Ltd.	14,355	168,669
China Steel Corp.	381,796	304,903
Cia Siderurgica Nacional S.A.	11,500	30,449	(a)
Eregli Demir ve Celik Fabrikalari TAS	38,107	100,338
Fortescue Metals Group Ltd.	41,355	139,130
Hitachi Metals Ltd.	8,000	94,071
Hyundai Steel Co.	2,772	134,660
JFE Holdings Inc.	14,000	282,545
JSW Steel Ltd.	28,960	129,125
Kobe Steel Ltd.	9,500	94,282	(a)
Maruichi Steel Tube Ltd.	2,400	73,177
Nippon Steel & Sumitomo Metal Corp.	21,500	472,275
POSCO	2,011	641,912
Severstal PJSC GDR	7,140	107,952
Tata Steel Ltd.	11,358	100,501
ThyssenKrupp AG	12,709	331,697
Vale S.A.	86,200	1,094,747
voestalpine AG	3,277	171,818
		5,069,885
Systems Software – 0.0%*
BlackBerry Ltd.	11,499	132,092	(a)
Check Point Software Technologies Ltd.	3,980	395,373	(a)
Oracle Corporation Japan	1,400	116,252
Trend Micro Inc.	2,900	171,107
		814,824
Technology Distributors – 0.0%*
Synnex Technology International Corp.	50,400	75,850
WPG Holdings Ltd.	51,000	66,402
		142,252
Technology Hardware, Storage & Peripherals – 0.5%
Acer Inc.	102,084	85,895	(a)
Advantech Company Ltd.	12,093	87,451
Asustek Computer Inc.	19,000	178,260
Brother Industries Ltd.	6,800	157,756
Canon Inc.	29,400	1,067,133
Catcher Technology Company Ltd.	19,000	238,828
Chicony Electronics Company Ltd.	17,514	44,753
Compal Electronics Inc.	73,000	50,125
Foxconn Technology Company Ltd.	32,561	87,806
FUJIFILM Holdings Corp.	11,200	447,488
HTC Corp.	30,000	68,950	(a)
Inventec Corp.	80,000	63,972
Konica Minolta Inc.	11,900	101,214
Lenovo Group Ltd.	148,000	76,120
Lite-On Technology Corp.	36,669	51,580
NEC Corp.	7,600	213,739
Pegatron Corp.	59,000	148,497
Quanta Computer Inc.	79,000	160,562
Ricoh Company Ltd.	22,400	221,400
Samsung Electronics Company Ltd.	2,664	6,224,372
Seagate Technology PLC	9,795	573,203

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Seiko Epson Corp.	8,200	$142,178
Wistron Corp.	92,479	80,002
		10,571,284
Textiles – 0.0%*
Eclat Textile Company Ltd.	5,304	62,358
Formosa Taffeta Company Ltd.	25,000	27,720
Ruentex Industries Ltd.	19,711	38,479	(a)
		128,557
Thrifts & Mortgage Finance – 0.1%
Essent Group Ltd.	1,506	64,095	(a)
Housing Development Finance Corporation Ltd.	43,361	1,221,396
Indiabulls Housing Finance Ltd.	9,083	173,877
LIC Housing Finance Ltd.	11,981	99,029
		1,558,397
Tires & Rubber – 0.1%
Bridgestone Corp.	18,600	818,708
Cheng Shin Rubber Industry Company Ltd.	65,550	107,063
Cie Generale des Etablissements Michelin SCA	4,872	720,913
Hankook Tire Company Ltd.	1,864	92,258
Nokian Renkaat Oyj	3,864	175,396
Sumitomo Rubber Industries Ltd.	4,100	75,632
The Yokohama Rubber Company Ltd.	3,500	81,159
		2,071,129
Tobacco – 0.3%
British American Tobacco Malaysia Bhd	4,300	29,265
British American Tobacco PLC	58,941	3,406,707
British American Tobacco PLC ADR	5,308	306,219
Gudang Garam Tbk PT	7,700	40,661
Hanjaya Mandala Sampoerna Tbk PT	190,000	55,163
Imperial Brands PLC	27,526	937,112
ITC Ltd.	105,621	416,421
Japan Tobacco Inc.	29,200	834,588
KT&G Corp.	3,177	298,844
Swedish Match AB	4,864	219,767
		6,544,747
Trading Companies & Distributors – 0.3%
AerCap Holdings N.V.	4,234	214,749	(a)
Ashtead Group PLC	13,914	379,335
Brenntag AG	4,792	285,139
Bunzl PLC	10,462	307,605
Ferguson PLC	6,699	503,759
Finning International Inc.	4,230	101,940
ITOCHU Corp.	42,700	834,241
Marubeni Corp.	45,600	333,168
MISUMI Group Inc.	8,200	227,222
Mitsubishi Corp.	41,700	1,123,105
Mitsui & Company Ltd.	48,600	836,734
Posco Daewoo Corp.	2,030	44,121
Rexel S.A.	7,899	133,742
SK Networks Company Ltd.	6,600	36,014
Sumitomo Corp.	32,000	536,358
Toyota Tsusho Corp.	5,600	189,347
Travis Perkins PLC	6,480	112,335
Triton International Ltd.	884	27,050
		6,225,964
Trucking – 0.0%*
ComfortDelGro Corporation Ltd.	50,000	78,481
DSV A/S	5,711	450,703
Localiza Rent a Car S.A.	16,206	140,040
Nippon Express Company Ltd.	2,300	152,256
		821,480
Water Utilities – 0.0%*
Aguas Andinas S.A., Class A	77,578	50,492
Beijing Enterprises Water Group Ltd.	130,000	73,142
Cia de Saneamento Basico do Estado de Sao Paulo	9,700	102,148
Consolidated Water Company Ltd.	301	4,380
Guangdong Investment Ltd.	92,000	145,750
Severn Trent PLC	7,131	184,585
United Utilities Group PLC	18,428	185,040
		745,537

	Number of Shares	Fair Value
Wireless Telecommunication Services – 0.5%
Advanced Info Service PCL NVDR	29,800	$196,796
America Movil SAB de C.V., Class L	921,789	871,113
Axiata Group Bhd	99,282	140,697
Bharti Airtel Ltd.	29,526	181,630
China Mobile Ltd.	166,500	1,526,008
DiGi.Com Bhd	96,300	115,645
Empresa Nacional de Telecomunicaciones S.A.	4,152	47,659
Far EasTone Telecommunications Company Ltd.	32,000	84,721
Global Telecom Holding SAE	1,382	515	(a)
Globe Telecom Inc.	1,235	38,391
Idea Cellular Ltd.	24,304	28,435	(a)
KDDI Corp.	50,000	1,288,387
Maxis Bhd	48,900	72,001
Millicom International Cellular S.A.	1,697	115,787
Mobile TeleSystems PJSC ADR	13,956	158,959
MTN Group Ltd.	50,951	511,800
NTT DOCOMO Inc.	37,200	948,846
PLDT Inc.	1,920	54,643
Rogers Communications Inc., Class B	9,699	432,872
SK Telecom Company Ltd.	72	15,612
SoftBank Group Corp.	22,900	1,709,023
StarHub Ltd.	26,000	45,762
Taiwan Mobile Company Ltd.	43,000	161,170
Tele2 AB, Class B	11,746	141,027
TIM Participacoes S.A.	19,100	82,754
Turkcell Iletisim Hizmetleri AS	31,681	120,907
Vodacom Group Ltd.	9,090	117,431
Vodafone Group PLC	745,192	2,038,577
XL Axiata Tbk PT	93,500	17,209	(a)
		11,264,377
Total Common Stock (Cost $494,839,039)		609,517,971
Preferred Stock – 0.4%
Auto Parts & Equipment – 0.0%*
Schaeffler AG	6,455	99,642
Automobile Manufacturers – 0.1%
Bayerische Motoren Werke AG	1,658	155,510
Hyundai Motor Co.	666	54,028
Hyundai Motor Co.	746	65,508
Porsche Automobil Holding SE	4,233	352,684
Volkswagen AG	5,311	1,058,040
		1,685,770
Commodity Chemicals – 0.0%*
Braskem S.A., Class A	6,100	88,097
FUCHS PETROLUB SE	2,446	132,716
LG Chem Ltd.	274	55,776
		276,589
Diversified Banks – 0.2%
Banco Bradesco S.A.	83,854	996,580
Bancolombia S.A.	12,485	130,880
Grupo Aval Acciones y Valores S.A.	128,800	53,722
Itau Unibanco Holding S.A.	89,197	1,377,030
Itausa - Investimentos Itau S.A.	105,810	439,018
		2,997,230
Electric Utilities – 0.0%*
Centrais Eletricas Brasileiras S.A., Class B	8,100	58,734
Cia Energetica de Minas Gerais	28,508	73,423
		132,157
Fertilizers & Agricultural Chemicals – 0.0%*
Sociedad Quimica y Minera de Chile S.A., Class B	3,310	161,298
General Merchandise Stores – 0.0%*
Lojas Americanas S.A.	16,686	94,585
Household Products – 0.0%*
Henkel AG & Company KGaA	5,073	666,537
Hypermarkets & Super Centers – 0.0%*
Cia Brasileira de Distribuicao	4,800	96,113

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

		Number of Shares	Fair Value
Integrated Oil & Gas – 0.0%*
Petroleo Brasileiro S.A.		106,538	$686,298	(a)
Integrated Telecommunication Services – 0.0%*
Telefonica Brasil S.A.		11,900	180,455
Multi-Sector Holdings – 0.0%*
Grupo de Inversiones Suramericana S.A.		3,183	40,570
Soft Drinks – 0.0%*
Embotelladora Andina S.A., Class B		7,865	38,618
Steel – 0.0%*
Gerdau S.A.		24,400	113,792
Technology Hardware, Storage & Peripherals – 0.1%
Samsung Electronics Company Ltd.		464	892,241
Total Preferred Stock (Cost $7,432,536)			8,161,895

Rights – 0.0%*
Construction Machinery & Heavy Trucks – 0.0%*
Samsung Heavy Industries Company Ltd.		2,655	5,169	(a)
Diversified Banks – 0.0%*
Itausa - Investimentos Itau S.A.		2,486	4,480	(a)
Total Rights (Cost $0)			9,649

Total Foreign Equity (Cost $502,271,575)			617,689,515

		Principal Amount	Fair Value
Bonds and Notes – 29.9%
U.S. Treasuries – 10.8%
U.S. Treasury Bonds
2.25%	08/15/46	$1,600,000	1,378,528
2.50%	02/15/45 - 05/15/46	4,510,000	4,107,831
2.75%	11/15/42 - 11/15/47	3,150,000	3,017,237
2.88%	08/15/45 - 11/15/46	1,800,000	1,767,818
3.00%	05/15/42 - 05/15/47	11,800,000	11,883,011
3.13%	08/15/44	3,000,000	3,090,150
3.38%	05/15/44	2,900,000	3,119,472
3.63%	08/15/43 - 02/15/44	1,740,000	1,949,347
3.75%	11/15/43	1,400,000	1,599,598
4.25%	05/15/39	1,000,000	1,216,910
4.38%	02/15/38 - 11/15/39	2,000,000	2,465,190
4.50%	02/15/36	2,000,000	2,471,760
4.63%	02/15/40	500,000	639,910
5.25%	02/15/29	200,000	246,612
5.50%	08/15/28	1,450,000	1,808,193
6.00%	02/15/26	1,827,000	2,254,390
6.38%	08/15/27	200,000	260,416
7.63%	11/15/22 - 02/15/25	500,000	629,016
7.88%	02/15/21	2,000,000	2,306,740
8.75%	05/15/20	3,000,000	3,405,600
U.S. Treasury Notes
1.00%	10/15/19	3,500,000	3,435,460
1.13%	03/31/20 - 09/30/21	6,500,000	6,249,472
1.25%	06/30/19 - 10/31/21	8,500,000	8,266,735
1.38%	09/30/19 - 05/31/21	12,500,000	12,226,065
1.50%	11/30/19 - 08/15/26	10,400,000	10,092,815
1.63%	04/30/19 - 05/15/26	23,740,000	22,902,086
1.75%	10/31/20 - 09/30/22	11,600,000	11,332,184
1.88%	12/15/20 - 09/30/22	28,000,000	27,317,050
2.00%	07/31/20 - 11/15/26	28,844,000	28,075,298
2.13%	08/31/20 - 11/30/23	9,600,000	9,460,941
2.25%	03/31/21 - 11/15/27	19,490,000	18,921,206
2.38%	12/31/20 - 05/15/27	9,000,000	8,873,800
2.50%	05/15/24 - 01/31/25	7,500,000	7,423,275
2.63%	08/15/20 - 11/15/20	3,885,000	3,909,515
3.13%	05/15/19 - 05/15/21	12,000,000	12,166,120
3.63%	02/15/21	700,000	724,052
			240,993,803
Agency Mortgage Backed – 8.9%
Federal Home Loan Banks

		Principal Amount	Fair Value
1.38%	05/28/19 - 11/15/19	$2,020,000	$1,995,278
1.50%	10/21/19	1,000,000	987,630
Federal Home Loan Mortgage Corp.
1.13%	08/12/21	1,137,000	1,086,176
1.25%	10/02/19	1,500,000	1,477,800
2.38%	01/13/22	2,100,000	2,084,817
2.50%	07/01/28 - 02/01/32	3,691,317	3,631,135
2.51%	11/25/22	300,000	294,845
3.00%	05/01/30 - 03/01/47	14,334,646	14,128,107
3.50%	03/01/26 - 11/01/47	12,923,022	12,988,459
4.00%	06/01/42 - 08/01/47	6,676,703	6,870,840
4.50%	05/01/42 - 01/01/45	92,147	97,191
5.00%	12/01/22 - 06/01/41	2,071,532	2,206,379
5.50%	01/01/38 - 04/01/39	411,554	450,602
6.00%	06/01/37 - 11/01/37	389,138	428,101
6.25%	07/15/32	250,000	340,508
Federal Home Loan Mortgage Corp. 1.50% + 12 month USD LIBOR
1.74%	06/01/43	154,122	158,122	(e)
Federal Home Loan Mortgage Corp. 1.60% + 12 month USD LIBOR
2.51%	08/01/43	224,081	222,253	(e)
Federal Home Loan Mortgage Corp. 1.65% + 12 month USD LIBOR
2.45%	05/01/43	541,735	537,631	(e)
Federal National Mortgage Assoc.
1.50%	07/30/20	500,000	489,770
1.88%	09/24/26	1,000,000	920,970
2.13%	04/24/26	700,000	661,451
2.50%	02/01/28 - 11/01/31	6,025,686	5,946,616
2.68%	05/25/21	96,807	96,274	(e)
3.00%	01/01/28 - 05/01/47	27,126,948	26,738,276
3.50%	01/01/27 - 11/01/47	27,690,106	27,896,217
4.00%	10/01/41 - 01/01/48	13,311,269	13,701,248
4.50%	11/01/18 - 03/01/46	7,605,021	8,036,725
5.00%	12/01/39 - 06/01/41	1,887,547	2,032,744
5.50%	12/01/35 - 04/01/38	2,687,439	2,943,055
6.00%	03/01/34 - 08/01/37	1,913,080	2,103,359
6.63%	11/15/30	100,000	136,839
Federal National Mortgage Assoc. 1.53% + 12 month USD LIBOR
2.00%	04/01/43	213,176	218,893	(e)
Federal National Mortgage Assoc.
4.00%	TBA	3,350,000	3,437,335	(f)
Government National Mortgage Assoc.
2.50%	05/20/45	279,001	266,588
3.00%	10/15/42 - 06/20/47	16,872,839	16,641,545
3.50%	03/20/45 - 05/20/47	17,308,145	17,503,621
4.00%	12/20/40 - 02/20/48	14,306,295	14,771,678
4.50%	05/20/40	1,452,456	1,532,578
5.00%	08/15/41	2,306,205	2,462,158
			198,523,814
Agency Collateralized Mortgage Obligations – 0.2%
Federal Home Loan Mortgage Corp.
2.37%	05/25/22	600,000	588,385
2.60%	10/25/23	108,053	107,216
2.75%	01/25/26	300,000	291,927
2.87%	12/25/21	800,000	799,528
3.06%	07/25/23	600,000	602,752	(e)
3.30%	04/25/23	100,000	101,605	(e)
3.39%	03/25/24	200,000	204,079
3.49%	01/25/24	300,000	307,707
3.53%	07/25/23	800,000	821,476	(e)
3.97%	01/25/21	200,000	205,729	(e)
4.25%	01/25/20	100,000	101,902
4.33%	10/25/20	450,000	465,538	(e)
Federal National Mortgage Assoc.
2.78%	06/25/21	343,712	343,056	(e)
			4,940,900
Asset Backed – 0.2%
American Express Credit Account Master Trust
1.93%	09/15/22	500,000	493,017
Chase Issuance Trust 2016-A5
1.27%	07/15/21	500,000	491,714
Citibank Credit Card Issuance Trust
1.92%	04/07/22	500,000	492,256
Discover Card Execution Note Trust 2015-A2
1.90%	10/17/22	1,000,000	983,939
Ford Credit Auto Owner Trust 2016-C
1.22%	03/15/21	1,000,000	984,617

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
Ford Credit Floorplan Master Owner Trust A
2.16%	09/15/22	$250,000	$246,276
Honda Auto Receivables Owner Trust
2.60%	02/15/22	180,000	179,926
Synchrony Credit Card Master Note Trust 2016-2
2.21%	05/15/24	100,000	97,784
			3,969,529
Corporate Notes – 8.7%
21st Century Fox America Inc.
3.38%	11/15/26	200,000	197,450
4.75%	11/15/46	200,000	217,284
6.65%	11/15/37	279,000	365,610
3M Co.
3.00%	08/07/25	250,000	247,795
Abbott Laboratories
2.55%	03/15/22	230,000	223,887
2.90%	11/30/21	200,000	197,842
3.75%	11/30/26	200,000	198,798
4.75%	11/30/36	200,000	215,794
4.90%	11/30/46	200,000	220,064
AbbVie Inc.
2.30%	05/14/21	200,000	194,812
4.30%	05/14/36	200,000	200,654
4.40%	11/06/42	250,000	247,045
4.50%	05/14/35	70,000	71,754
4.70%	05/14/45	250,000	257,647
Adobe Systems Inc.
3.25%	02/01/25	70,000	69,684
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%	02/01/22	500,000	501,400
Aetna Inc.
2.75%	11/15/22	500,000	481,080
Aflac Inc.
3.63%	11/15/24	250,000	251,433
African Development Bank
2.13%	11/16/22	500,000	486,145
Air Lease Corp.
3.88%	04/01/21	200,000	203,132
Alabama Power Co.
3.70%	12/01/47	100,000	96,117
Alexandria Real Estate Equities Inc.
3.45%	04/30/25	100,000	96,657
Alibaba Group Holding Ltd.
3.13%	11/28/21	200,000	199,538
4.20%	12/06/47	60,000	57,059
Allergan Finance LLC
3.25%	10/01/22	500,000	489,890
Allergan Funding SCS
4.75%	03/15/45	350,000	342,629
Alphabet Inc.
3.38%	02/25/24	225,000	228,683
Altria Group Inc.
2.63%	09/16/26	200,000	184,490
4.25%	08/09/42	413,000	406,747
5.38%	01/31/44	70,000	80,614
Amazon.com Inc.
1.90%	08/21/20	100,000	97,959	(d)
3.15%	08/22/27	100,000	96,503	(d)
3.88%	08/22/37	100,000	99,519	(d)
4.25%	08/22/57	100,000	100,158	(d)
4.80%	12/05/34	250,000	277,070
America Movil SAB de C.V.
3.13%	07/16/22	500,000	493,140
American Campus Communities Operating Partnership LP
3.63%	11/15/27	30,000	28,551
American Electric Power Company Inc.
3.20%	11/13/27	100,000	95,273
American Express Co.
2.20%	10/30/20	220,000	214,555
3.00%	10/30/24	200,000	192,098
3.40%	02/27/23	100,000	99,676
3.63%	12/05/24	250,000	248,700
American Express Credit Corp.
1.88%	05/03/19	200,000	198,088
American Financial Group Inc.
3.50%	08/15/26	65,000	62,289

		Principal Amount	Fair Value
American Honda Finance Corp.
2.15%	03/13/20	$200,000	$197,572
2.60%	11/16/22	100,000	98,046
American International Group Inc.
4.50%	07/16/44	250,000	246,857
4.88%	06/01/22	500,000	526,800
American Tower Corp. (REIT)
3.50%	01/31/23	500,000	496,990
AmerisourceBergen Corp.
3.45%	12/15/27	100,000	95,090
Amgen Inc.
3.20%	11/02/27	200,000	189,920
4.66%	06/15/51	205,000	211,597
Anadarko Petroleum Corp.
6.20%	03/15/40	442,000	522,519
Analog Devices Inc.
2.50%	12/05/21	200,000	194,916
3.50%	12/05/26	200,000	195,012
Andeavor
3.80%	04/01/28	30,000	28,864
4.50%	04/01/48	25,000	23,393
4.75%	12/15/23	50,000	52,048
5.13%	12/15/26	50,000	52,834
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
4.25%	12/01/27	35,000	34,098
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	200,000	198,342
3.65%	02/01/26	200,000	198,656
3.70%	02/01/24	500,000	507,400
4.90%	02/01/46	420,000	451,588
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	892,000	866,462
3.50%	01/12/24	25,000	25,191	(f)
4.00%	04/13/28	55,000	55,804	(f)
4.38%	04/15/38	15,000	15,330	(f)
4.60%	04/15/48	35,000	36,282	(f)
4.75%	04/15/58	50,000	51,484	(f)
Anthem Inc.
3.30%	01/15/23	500,000	494,435
3.70%	08/15/21	237,000	239,785
4.38%	12/01/47	65,000	63,686
Apache Corp.
5.10%	09/01/40	250,000	257,030
Apple Inc.
1.10%	08/02/19	250,000	245,685
1.80%	11/13/19	50,000	49,478
2.00%	11/13/20	50,000	49,123
2.25%	02/23/21	200,000	196,990
2.40%	01/13/23	50,000	48,545
2.50%	02/09/22	300,000	295,623
2.75%	01/13/25	50,000	48,267
3.00%	11/13/27	100,000	95,821
3.25%	02/23/26	160,000	157,850
3.75%	11/13/47	50,000	48,252
4.38%	05/13/45	465,000	491,970
4.50%	02/23/36	300,000	329,031
4.65%	02/23/46	185,000	203,694
Applied Materials Inc.
3.90%	10/01/25	160,000	164,731
Arch Capital Finance LLC
4.01%	12/15/26	100,000	100,578
5.03%	12/15/46	200,000	221,378
Archer-Daniels-Midland Co.
4.02%	04/16/43	370,000	363,780
Arrow Electronics Inc.
4.00%	04/01/25	40,000	39,774
Ascension Health
3.95%	11/15/46	25,000	25,229
Asian Development Bank
1.75%	01/10/20	200,000	197,742
2.13%	03/19/25	500,000	477,120
2.25%	01/20/21	500,000	495,745
2.75%	03/17/23	295,000	294,575
Assurant Inc.
4.90%	03/27/28	50,000	51,092

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
AstraZeneca PLC
6.45%	09/15/37	$250,000	$324,067
AT&T Inc.
3.90%	08/14/27	200,000	201,158
4.10%	02/15/28	406,000	404,352	(d)
4.30%	02/15/30	520,000	516,428	(d)
4.35%	06/15/45	450,000	411,241
4.50%	05/15/35 - 03/09/48	395,000	373,520
4.75%	05/15/46	250,000	242,700
4.90%	08/14/37	200,000	201,996
5.15%	03/15/42	250,000	258,472
5.55%	08/15/41	454,000	484,568
Australia & New Zealand Banking Group Ltd.
2.05%	09/23/19	200,000	197,738
3.70%	11/16/25	250,000	254,035
AutoNation Inc.
3.80%	11/15/27	50,000	47,768
AvalonBay Communities Inc.
3.20%	01/15/28	40,000	38,041
3.45%	06/01/25	115,000	113,973
AXA S.A.
8.60%	12/15/30	100,000	136,107
Baidu Inc.
3.88%	09/29/23	200,000	200,202
4.38%	03/29/28	200,000	200,960
Baker Hughes a GE Company LLC/Baker Hughes Co-Obligor Inc.
2.77%	12/15/22	50,000	48,931
3.34%	12/15/27	50,000	47,779
4.08%	12/15/47	50,000	47,234
Banco Santander S.A.
3.13%	02/23/23	200,000	193,794
3.80%	02/23/28	200,000	192,856
4.25%	04/11/27	100,000	99,633
Bank of America Corp.
2.15%	11/09/20	200,000	195,954
3.50%	04/19/26	145,000	142,494
3.88%	08/01/25	250,000	251,852
3.95%	04/21/25	155,000	153,562
4.00%	04/01/24	350,000	357,549
4.13%	01/22/24	500,000	515,320
4.18%	11/25/27	200,000	198,062
6.11%	01/29/37	250,000	300,637
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	1,207,000	1,155,727	(d,e)
Bank of America Corp. (3.55% fixed rate until 03/05/23; 0.78% + 3 month USD LIBOR thereafter)
3.55%	03/05/24	100,000	100,443	(e)
Bank of America Corp. (3.97% fixed rate until 03/05/28; 1.07% + 3 month USD LIBOR thereafter)
3.97%	03/05/29	100,000	100,201	(e)
Bank of Montreal
2.10%	12/12/19	200,000	197,422
Barclays Bank PLC
2.65%	01/11/21	200,000	196,780
Barclays PLC
3.65%	03/16/25	500,000	482,360
4.84%	05/09/28	200,000	196,310
BAT Capital Corp.
2.30%	08/14/20	100,000	98,036	(d)
2.76%	08/15/22	100,000	96,791	(d)
3.22%	08/15/24	100,000	96,311	(d)
3.56%	08/15/27	100,000	95,890	(d)
4.39%	08/15/37	100,000	99,097	(d)
Baxalta Inc.
4.00%	06/23/25	100,000	99,702
Baxter International Inc.
2.60%	08/15/26	230,000	209,562
BB&T Corp.
2.15%	02/01/21	200,000	196,060
2.85%	10/26/24	150,000	143,884
Becton Dickinson and Co.
3.70%	06/06/27	200,000	192,910
3.73%	12/15/24	50,000	49,141
Bed Bath & Beyond Inc.
3.75%	08/01/24	150,000	147,133

		Principal Amount	Fair Value
Berkshire Hathaway Energy Co.
6.13%	04/01/36	$494,000	$631,159
Berkshire Hathaway Finance Corp.
1.30%	08/15/19	350,000	344,277
3.00%	05/15/22	200,000	200,222
Biogen Inc.
4.05%	09/15/25	80,000	81,859
5.20%	09/15/45	150,000	163,710
Boeing Capital Corp.
4.70%	10/27/19	250,000	258,190
Booking Holdings Inc.
2.75%	03/15/23	100,000	96,550
3.55%	03/15/28	100,000	96,770
Boston Properties LP (REIT)
3.85%	02/01/23	250,000	254,910
Boston Scientific Corp.
4.00%	03/01/28	100,000	100,214
4.13%	10/01/23	100,000	102,642
BP Capital Markets PLC
2.32%	02/13/20	250,000	247,547
2.50%	11/06/22	100,000	96,757
2.52%	01/15/20	115,000	114,307
3.06%	03/17/22	210,000	209,494
3.22%	11/28/23	200,000	198,452
BPCE S.A.
4.00%	04/15/24	250,000	253,617
Branch Banking & Trust Co.
2.10%	01/15/20	100,000	98,572
2.63%	01/15/22	100,000	97,616
Bristol-Myers Squibb Co.
2.00%	08/01/22	500,000	480,780
British Telecommunications PLC
9.13%	12/15/30	250,000	364,260
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%	01/15/21	100,000	97,097
2.38%	01/15/20	100,000	98,625
2.65%	01/15/23	100,000	95,149
3.00%	01/15/22	100,000	98,096
3.13%	01/15/25	100,000	94,310
3.50%	01/15/28	100,000	93,962
3.63%	01/15/24	200,000	196,782
Broadridge Financial Solutions Inc.
3.40%	06/27/26	80,000	77,339
Brookfield Finance Inc.
3.90%	01/25/28	100,000	96,998
Brown-Forman Corp.
4.00%	04/15/38	30,000	30,284
Buckeye Partners LP
4.15%	07/01/23	250,000	251,197
Burlington Northern Santa Fe LLC
4.05%	06/15/48	75,000	75,481
5.75%	05/01/40	500,000	616,010
Campbell Soup Co.
3.65%	03/15/23	50,000	50,064
4.15%	03/15/28	50,000	49,762
4.80%	03/15/48	20,000	20,114
Canadian Imperial Bank of Commerce
2.10%	10/05/20	100,000	97,748
2.70%	02/02/21	40,000	39,492
Canadian National Railway Co.
2.95%	11/21/24	305,000	300,193
Canadian Natural Resources Ltd.
3.80%	04/15/24	250,000	249,280
3.85%	06/01/27	100,000	98,079
3.90%	02/01/25	250,000	249,520
Canadian Pacific Railway Co.
2.90%	02/01/25	250,000	240,185
Capital One Bank USA NA
2.30%	06/05/19	250,000	248,220
Capital One Financial Corp.
2.50%	05/12/20	200,000	196,862
3.75%	07/28/26 - 03/09/27	430,000	412,332
4.20%	10/29/25	90,000	89,084
Cardinal Health Inc.
3.20%	03/15/23	500,000	492,815
Caterpillar Financial Services Corp.

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
2.00%	11/29/19	$25,000	$24,677
2.10%	01/10/20	100,000	98,858
2.55%	11/29/22	50,000	48,607
2.90%	03/15/21	100,000	99,774
3.25%	12/01/24	350,000	346,223
CBS Corp.
3.38%	03/01/22	250,000	249,355
4.00%	01/15/26	250,000	247,120
Celgene Corp.
2.75%	02/15/23	50,000	48,022
3.45%	11/15/27	50,000	47,477
4.35%	11/15/47	50,000	47,544
5.00%	08/15/45	150,000	156,554
5.25%	08/15/43	220,000	236,625
Celulosa Arauco y Constitucion S.A.
3.88%	11/02/27	200,000	192,584	(d)
Cenovus Energy Inc.
3.00%	08/15/22	35,000	33,688
4.25%	04/15/27	200,000	194,726
4.45%	09/15/42	75,000	66,609
5.70%	10/15/19	50,000	51,719
CenterPoint Energy Houston Electric LLC
4.50%	04/01/44	250,000	275,000
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	200,000	200,000
4.46%	07/23/22	200,000	204,070
4.91%	07/23/25	235,000	239,684
6.48%	10/23/45	250,000	276,157
Chevron Corp.
2.19%	11/15/19	55,000	54,656
2.41%	03/03/22	145,000	142,132
2.43%	06/24/20	75,000	74,586
2.90%	03/03/24	300,000	293,553
2.95%	05/16/26	100,000	96,244
Chubb INA Holdings Inc.
2.70%	03/13/23	250,000	244,123
4.35%	11/03/45	200,000	213,226
Cintas Corporation No. 2
3.70%	04/01/27	200,000	199,750
Cisco Systems Inc.
2.90%	03/04/21	125,000	125,081
5.90%	02/15/39	200,000	261,246
Citibank NA
2.13%	10/20/20	200,000	195,310
2.85%	02/12/21	250,000	248,213
Citigroup Inc.
2.45%	01/10/20	100,000	99,029
2.65%	10/26/20	750,000	741,052
2.70%	10/27/22	100,000	96,910
2.90%	12/08/21	200,000	197,056
3.88%	03/26/25	250,000	247,010
4.30%	11/20/26	200,000	200,544
4.45%	09/29/27	250,000	253,105
4.75%	05/18/46	200,000	203,114
5.88%	01/30/42	272,000	336,418
6.13%	08/25/36	255,000	305,855
Citigroup Inc. (3.52% fixed rate until 10/27/27; 1.15% + 3 month USD LIBOR thereafter)
3.52%	10/27/28	200,000	192,738	(e)
Citizens Bank NA
2.25%	10/30/20	250,000	243,708
CME Group Inc.
3.00%	03/15/25	250,000	243,327
CNA Financial Corp.
5.88%	08/15/20	581,000	616,261
CNH Industrial Capital LLC
3.38%	07/15/19	15,000	14,963
3.88%	10/15/21	15,000	15,007
4.38%	11/06/20 - 04/05/22	35,000	35,601
4.88%	04/01/21	15,000	15,440
CNH Industrial N.V.
3.85%	11/15/27	15,000	14,525
Colgate-Palmolive Co.
3.25%	03/15/24	250,000	250,920
Comcast Corp.
3.15%	02/15/28	200,000	190,358

		Principal Amount	Fair Value
3.55%	05/01/28	$100,000	$98,569
3.90%	03/01/38	100,000	96,960
3.97%	11/01/47	100,000	94,696
4.00%	08/15/47 - 11/01/49	350,000	330,719
4.05%	11/01/52	100,000	94,088
4.25%	01/15/33	500,000	517,625
5.15%	03/01/20	300,000	312,516
Commonwealth Bank of Australia
2.30%	09/06/19	350,000	347,098
Commonwealth Edison Co.
4.60%	08/15/43	250,000	273,318
4.70%	01/15/44	175,000	193,959
Compass Bank
3.88%	04/10/25	250,000	244,947
ConocoPhillips
6.50%	02/01/39	500,000	656,855
Consolidated Edison Company of New York Inc.
3.88%	06/15/47	200,000	196,108
3.95%	03/01/43	250,000	248,295
Constellation Brands Inc.
3.50%	05/09/27	100,000	96,120
3.88%	11/15/19	15,000	15,218
4.75%	11/15/24	200,000	211,072
Cooperatieve Rabobank UA
2.50%	01/19/21	250,000	245,902
2.75%	01/10/22	100,000	98,200
3.95%	11/09/22	200,000	201,798
4.63%	12/01/23	250,000	259,867
Corning Inc.
2.90%	05/15/22	255,000	251,897
Corporation Andina de Fomento
2.13%	09/27/21	300,000	291,237
4.38%	06/15/22	250,000	262,190
Costco Wholesale Corp.
2.25%	02/15/22	85,000	82,863
3.00%	05/18/27	100,000	96,511
Council Of Europe Development Bank
2.63%	02/13/23	120,000	119,149
Credit Suisse AG
2.30%	05/28/19	350,000	347,721
3.63%	09/09/24	250,000	248,992
Credit Suisse Group Funding Guernsey Ltd.
4.88%	05/15/45	250,000	264,233
Crown Castle International Corp.
3.15%	07/15/23	255,000	247,324
3.80%	02/15/28	100,000	96,451
CSX Corp.
2.60%	11/01/26	200,000	182,620
4.10%	03/15/44	318,000	309,338
CVS Health Corp.
2.75%	12/01/22	500,000	481,665
3.35%	03/09/21	95,000	95,583
3.38%	08/12/24	250,000	243,495
3.70%	03/09/23	115,000	115,744
4.30%	03/25/28	110,000	110,761
4.78%	03/25/38	95,000	96,558
5.05%	03/25/48	115,000	121,141
Darden Restaurants Inc.
4.55%	02/15/48	15,000	14,924
Deere & Co.
3.90%	06/09/42	171,000	174,894
Dell International LLC/EMC Corp.
3.48%	06/01/19	200,000	200,960	(d)
6.02%	06/15/26	190,000	204,508	(d)
8.10%	07/15/36	200,000	243,842	(d)
Delmarva Power & Light Co.
4.15%	05/15/45	200,000	206,428
Delphi Corp.
4.15%	03/15/24	150,000	153,939
Delta Air Lines Inc.
2.60%	12/04/20	45,000	44,153
Deutsche Bank AG
2.95%	08/20/20	250,000	245,975
3.30%	11/16/22	100,000	97,289
3.38%	05/12/21	250,000	247,195
3.95%	02/27/23	100,000	99,605

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
Deutsche Telekom International Finance BV
8.75%	06/15/30	$250,000	$354,518
Devon Energy Corp.
3.25%	05/15/22	500,000	494,285
5.00%	06/15/45	100,000	106,197
Diageo Investment Corp.
2.88%	05/11/22	500,000	494,510
Discover Bank
4.20%	08/08/23	350,000	357,259
Discovery Communications LLC
3.25%	04/01/23	325,000	317,090
3.45%	03/15/25	135,000	130,174
Dollar General Corp.
4.13%	05/01/28	70,000	70,708	(f)
Dominion Energy Inc.
2.58%	07/01/20	100,000	98,748
Dr Pepper Snapple Group Inc.
3.13%	12/15/23	200,000	193,946
3.43%	06/15/27	200,000	189,102
DTE Electric Co.
3.70%	03/15/45	145,000	140,495
DTE Energy Co.
3.85%	12/01/23	250,000	254,662
Duke Energy Carolinas LLC
3.05%	03/15/23	50,000	49,828
3.70%	12/01/47	50,000	48,202
3.95%	03/15/48	50,000	50,447
Duke Energy Corp.
3.05%	08/15/22	139,000	137,140
Duke Energy Florida LLC
2.10%	12/15/19	17,500	17,399
3.20%	01/15/27	300,000	293,199
3.40%	10/01/46	200,000	182,342
Duke Realty LP
3.38%	12/15/27	50,000	47,708
Eaton Vance Corp.
3.50%	04/06/27	300,000	297,837
eBay Inc.
3.80%	03/09/22	145,000	147,627
Ecolab Inc.
2.38%	08/10/22	100,000	96,734
3.25%	12/01/27	70,000	67,607	(d)
Ecopetrol S.A.
4.13%	01/16/25	250,000	243,487
7.63%	07/23/19	345,000	364,865
Edison International
4.13%	03/15/28	50,000	50,452
EI du Pont de Nemours & Co.
2.20%	05/01/20	100,000	98,630
Eli Lilly & Co.
2.75%	06/01/25	45,000	43,413
Emera US Finance LP
3.55%	06/15/26	60,000	57,568
Emerson Electric Co.
2.63%	02/15/23	100,000	97,046
Enbridge Energy Partners LP
5.88%	10/15/25	125,000	138,217
Enbridge Inc.
3.50%	06/10/24	65,000	63,367
Energy Transfer Partners LP
6.50%	02/01/42	250,000	270,412
EnLink Midstream Partners LP
5.60%	04/01/44	150,000	149,752
Entergy Louisiana LLC
4.05%	09/01/23	250,000	257,875
Enterprise Products Operating LLC
2.80%	02/15/21	50,000	49,460
3.70%	02/15/26	35,000	34,703
3.90%	02/15/24	175,000	177,553
4.25%	02/15/48	25,000	24,346
4.45%	02/15/43	442,000	439,626
Enterprise Products Operating LLC (5.38% fixed rate until 02/15/28; 2.57% + 3 month USD LIBOR thereafter)
5.38%	02/15/78	50,000	47,815	(e)
EOG Resources Inc.
2.45%	04/01/20	175,000	173,302

		Principal Amount	Fair Value
3.15%	04/01/25	$80,000	$77,698
EQT Corp.
3.90%	10/01/27	150,000	143,797
ERP Operating LP (REIT)
3.00%	04/15/23	250,000	246,150
Essex Portfolio LP
3.63%	05/01/27	300,000	291,963
European Bank for Reconstruction & Development
1.13%	08/24/20	200,000	193,614
1.63%	05/05/20	400,000	393,248
European Investment Bank
1.25%	05/15/19	300,000	296,652
1.38%	09/15/21	500,000	478,550
1.63%	12/15/20	1,000,000	975,750
2.00%	12/15/22	200,000	193,252
2.38%	05/13/21	250,000	248,060
3.25%	01/29/24	500,000	511,230
Eversource Energy
2.90%	10/01/24	100,000	95,987
3.15%	01/15/25	125,000	122,223
Exelon Generation Company LLC
2.95%	01/15/20	250,000	249,230
Export-Import Bank of Korea
2.38%	08/12/19	500,000	496,280
Express Scripts Holding Co.
4.75%	11/15/21	474,000	493,524
Exxon Mobil Corp.
2.71%	03/06/25	250,000	241,770
3.04%	03/01/26	50,000	49,118
3.18%	03/15/24	250,000	251,998
FedEx Corp.
3.40%	02/15/28	100,000	97,285
4.05%	02/15/48	100,000	94,076
4.75%	11/15/45	195,000	203,442
Fibria Overseas Finance Ltd.
4.00%	01/14/25	50,000	48,262
Fifth Third Bank
2.20%	10/30/20	200,000	195,464
2.88%	10/01/21	230,000	227,355
FirstEnergy Corp.
4.25%	03/15/23	30,000	30,421
7.38%	11/15/31	55,000	72,219
Florida Power & Light Co.
4.13%	02/01/42	500,000	519,835
FMS Wertmanagement
1.75%	01/24/20	200,000	197,508
2.00%	08/01/22	200,000	194,016
Ford Motor Co.
4.35%	12/08/26	200,000	197,844
4.75%	01/15/43	250,000	228,075
5.29%	12/08/46	300,000	293,241
Ford Motor Credit Company LLC
2.46%	03/27/20	250,000	246,090
2.60%	11/04/19	250,000	247,980
2.68%	01/09/20	100,000	99,057
3.22%	01/09/22	250,000	245,800
GATX Corp.
3.50%	03/15/28	100,000	94,777
GE Capital International Funding Company Unlimited Co.
2.34%	11/15/20	500,000	488,740
General Electric Co.
5.50%	01/08/20	500,000	519,815
6.75%	03/15/32	300,000	372,645
General Mills Inc.
3.65%	02/15/24	250,000	252,520
General Motors Co.
5.20%	04/01/45	250,000	245,055
General Motors Financial Company Inc.
2.45%	11/06/20	100,000	97,680
3.15%	01/15/20	150,000	149,674
3.25%	01/05/23	50,000	48,813
3.45%	01/14/22	100,000	99,253
3.50%	11/07/24	100,000	96,528
3.70%	05/09/23	200,000	198,516
3.85%	01/05/28	250,000	237,625
4.35%	01/17/27	100,000	99,407

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
4.38%	09/25/21	$100,000	$102,591
5.25%	03/01/26	155,000	163,745
Georgia Power Co.
4.30%	03/15/42	472,000	480,614
Georgia-Pacific LLC
8.88%	05/15/31	150,000	226,701
Gilead Sciences Inc.
3.70%	04/01/24	500,000	507,190
4.80%	04/01/44	250,000	269,767
Great Plains Energy Inc.
4.85%	06/01/21	204,000	211,056
Halliburton Co.
3.50%	08/01/23	400,000	401,552
Harris Corp.
3.83%	04/27/25	250,000	252,510
4.85%	04/27/35	40,000	42,910
HCP Inc. (REIT)
2.63%	02/01/20	500,000	494,960
Hewlett Packard Enterprise Co.
6.35%	10/15/45	250,000	266,972
Honeywell International Inc.
3.35%	12/01/23	300,000	305,508
Hospitality Properties Trust
4.65%	03/15/24	250,000	254,810
HP Inc.
6.00%	09/15/41	262,000	280,626
HSBC Bank USA NA
5.88%	11/01/34	500,000	617,960
HSBC Holdings PLC
3.90%	05/25/26	250,000	249,328
5.10%	04/05/21	500,000	526,150
HSBC USA Inc.
2.38%	11/13/19	350,000	346,777
Hubbell Inc.
3.50%	02/15/28	50,000	48,971
Humana Inc.
2.50%	12/15/20	50,000	49,055
2.90%	12/15/22	100,000	97,322
Huntington Bancshares Inc.
3.15%	03/14/21	250,000	249,298
Husky Energy Inc.
4.00%	04/15/24	100,000	101,745
IBM Credit LLC
2.65%	02/05/21	200,000	198,938
Illinois Tool Works Inc.
2.65%	11/15/26	200,000	187,078
3.50%	03/01/24	250,000	253,750
ING Groep N.V.
3.95%	03/29/27	200,000	198,586
Ingersoll-Rand Global Holding Company Ltd.
4.25%	06/15/23	200,000	207,580
Intel Corp.
2.60%	05/19/26	250,000	236,068
4.10%	05/11/47	100,000	102,582
Inter-American Development Bank
1.00%	05/13/19	800,000	788,760
1.25%	09/14/21	400,000	381,644
2.13%	01/15/25	200,000	191,176
2.38%	07/07/27	200,000	191,464
3.00%	02/21/24	500,000	504,540
International Bank for Reconstruction & Development
0.88%	08/15/19	500,000	490,465
1.63%	09/04/20	400,000	391,828
1.88%	04/21/20	500,000	494,545
2.00%	01/26/22	500,000	487,540
2.25%	06/24/21	500,000	494,365
2.50%	07/29/25	500,000	488,475
International Business Machines Corp.
2.50%	01/27/22	300,000	294,297
4.00%	06/20/42	500,000	508,005
International Finance Corp.
2.00%	10/24/22	200,000	193,910
2.13%	04/07/26	300,000	283,788
International Paper Co.
3.65%	06/15/24	500,000	497,875

		Principal Amount	Fair Value
Invesco Finance PLC
3.13%	11/30/22	$200,000	$198,996
Jabil Inc.
3.95%	01/12/28	200,000	193,738
4.70%	09/15/22	223,000	230,952
Jefferies Group LLC
5.13%	01/20/23	250,000	264,330
John Deere Capital Corp.
2.35%	01/08/21	100,000	98,439
2.70%	01/06/23	100,000	97,813
2.88%	03/12/21	50,000	49,925
3.05%	01/06/28	100,000	95,813
3.45%	03/13/25	50,000	50,098
Johnson & Johnson
1.95%	11/10/20	15,000	14,752
2.45%	12/05/21 - 03/01/26	425,000	416,769
2.90%	01/15/28	50,000	48,067
3.40%	01/15/38	25,000	24,185
3.50%	01/15/48	30,000	28,719
4.38%	12/05/33	250,000	273,268
Johnson Controls International PLC
3.63%	07/02/24	80,000	80,201	(g)
JPMorgan Chase & Co.
2.25%	01/23/20	250,000	246,963
2.75%	06/23/20	250,000	248,708
2.97%	01/15/23	200,000	196,020
3.13%	01/23/25	250,000	240,722
3.25%	09/23/22	436,000	434,378
3.38%	05/01/23	250,000	246,677
4.50%	01/24/22	703,000	731,366
6.30%	04/23/19	600,000	622,494
6.40%	05/15/38	500,000	651,240
JPMorgan Chase Bank NA (2.60% fixed rate until 02/01/20; 0.28% + 3 month USD LIBOR thereafter)
2.60%	02/01/21	250,000	248,520	(e)
Kaiser Foundation Hospitals
4.15%	05/01/47	100,000	103,716
Kansas City Power & Light Co.
4.20%	06/15/47	200,000	198,676
Kellogg Co.
2.65%	12/01/23	200,000	191,332
Key Bank
3.38%	03/07/23	250,000	251,138
KeyCorp
2.90%	09/15/20	125,000	124,418
Kilroy Realty LP
3.45%	12/15/24	50,000	48,562
Kimberly-Clark Corp.
1.90%	05/22/19	220,000	218,365
3.20%	07/30/46	125,000	109,064
Kinder Morgan Energy Partners LP
5.00%	08/15/42	442,000	429,191
Kinder Morgan Inc.
4.30%	06/01/25	115,000	115,808
5.05%	02/15/46	150,000	147,153
5.30%	12/01/34	300,000	308,205
KLA-Tencor Corp.
4.65%	11/01/24	215,000	224,350
Koninklijke Philips N.V.
3.75%	03/15/22	250,000	258,445
Kraft Heinz Foods Co.
5.00%	06/04/42	300,000	298,857
5.20%	07/15/45	150,000	152,632
Kreditanstalt fuer Wiederaufbau
1.50%	09/09/19 - 06/15/21	800,000	778,955
1.63%	05/29/20	300,000	294,459
1.75%	03/31/20 - 09/15/21	700,000	685,297
1.88%	12/15/20	150,000	147,238
2.00%	09/29/22 - 05/02/25	950,000	914,446
2.13%	03/07/22 - 06/15/22	600,000	586,208
2.63%	04/12/21	150,000	149,943	(f)
2.88%	04/03/28	175,000	174,498
L3 Technologies Inc.
3.85%	12/15/26	200,000	197,574
Laboratory Corporation of America Holdings
4.00%	11/01/23	200,000	204,392

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
Lam Research Corp.
3.80%	03/15/25	$115,000	$116,036
Landwirtschaftliche Rentenbank
2.50%	11/15/27	200,000	192,762
Leggett & Platt Inc.
3.50%	11/15/27	50,000	48,119
Lincoln National Corp.
3.63%	12/12/26	200,000	197,154
4.20%	03/15/22	317,000	327,071
Lloyds Bank PLC
2.70%	08/17/20	250,000	247,475
Lloyds Banking Group PLC
3.00%	01/11/22	100,000	98,488
4.65%	03/24/26	250,000	251,780
Lockheed Martin Corp.
3.60%	03/01/35	55,000	52,530
4.25%	11/15/19	300,000	307,014
4.70%	05/15/46	250,000	270,830
Loews Corp.
2.63%	05/15/23	400,000	386,600
Lowe’s Companies Inc.
2.50%	04/15/26	230,000	213,166
3.12%	04/15/22	200,000	200,828
3.38%	09/15/25	30,000	29,780
4.05%	05/03/47	100,000	98,771
LYB International Finance II BV
3.50%	03/02/27	100,000	96,076
LyondellBasell Industries N.V.
6.00%	11/15/21	250,000	270,030
Macy’s Retail Holdings Inc.
3.88%	01/15/22	500,000	500,255
Markel Corp.
3.50%	11/01/27	50,000	48,113
Marsh & McLennan Companies Inc.
4.20%	03/01/48	100,000	100,952
Martin Marietta Materials Inc.
3.50%	12/15/27	50,000	47,756
Masco Corp.
3.50%	04/01/21	60,000	60,102
4.38%	04/01/26	40,000	40,750
Mastercard Inc.
2.00%	11/21/21	200,000	194,380
2.95%	11/21/26	200,000	193,566
McDonald’s Corp.
1.88%	05/29/19	500,000	495,220
3.70%	02/15/42	250,000	231,380
McKesson Corp.
3.80%	03/15/24	250,000	248,655
Mead Johnson Nutrition Co.
4.13%	11/15/25	110,000	113,133
Medtronic Inc.
3.63%	03/15/24	200,000	202,674
4.50%	03/15/42	250,000	265,018
4.63%	03/15/44 - 03/15/45	400,000	434,858
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	395,000	402,011
Merck & Company Inc.
2.40%	09/15/22	878,000	857,481
2.75%	02/10/25	70,000	67,523
MetLife Inc.
4.13%	08/13/42	250,000	243,985
6.50%	12/15/32	250,000	316,955
Microsoft Corp.
1.10%	08/08/19	200,000	196,590
1.55%	08/08/21	300,000	288,156
2.40%	02/06/22 - 08/08/26	500,000	480,804
2.88%	02/06/24	300,000	294,750
3.45%	08/08/36	200,000	195,450
3.50%	02/12/35	65,000	64,172
3.75%	05/01/43	300,000	298,536
4.45%	11/03/45	425,000	470,229
Mitsubishi UFJ Financial Group Inc.
2.76%	09/13/26	250,000	230,960
3.46%	03/02/23	100,000	99,766
3.78%	03/02/25	100,000	100,084
3.96%	03/02/28	100,000	100,521

		Principal Amount	Fair Value
Mizuho Financial Group Inc.
3.55%	03/05/23	$200,000	$199,174
4.02%	03/05/28	200,000	200,848
Molson Coors Brewing Co.
3.00%	07/15/26	95,000	88,057
Monsanto Co.
3.95%	04/15/45	150,000	136,241
4.20%	07/15/34	70,000	69,519
Moody’s Corp.
4.88%	02/15/24	250,000	265,280
Morgan Stanley
2.38%	07/23/19	350,000	347,547
2.63%	11/17/21	200,000	195,066
2.80%	06/16/20	230,000	228,493
3.13%	01/23/23 - 07/27/26	350,000	335,005
3.95%	04/23/27	250,000	243,610
4.00%	07/23/25	95,000	95,920
4.10%	05/22/23	250,000	254,015
4.35%	09/08/26	250,000	251,740
4.88%	11/01/22	250,000	261,773
5.50%	07/28/21	398,000	425,024
Morgan Stanley (3.77% fixed rate until 01/24/28; 1.14% + 3 month USD LIBOR thereafter)
3.77%	01/24/29	100,000	98,252	(e)
Motorola Solutions Inc.
3.50%	09/01/21	250,000	250,392
4.60%	02/23/28	200,000	201,434
MPLX LP
4.00%	03/15/28	35,000	34,490
4.50%	04/15/38	30,000	29,613
4.70%	04/15/48	25,000	24,473
4.90%	04/15/58	25,000	24,055
MUFG Americas Holdings Corp.
3.00%	02/10/25	250,000	240,982
Mylan Inc.
4.55%	04/15/28	100,000	100,309	(d,f)
5.20%	04/15/48	100,000	101,082	(d,f)
National Australia Bank Ltd.
2.13%	05/22/20	250,000	245,347
2.25%	01/10/20	100,000	98,890
2.80%	01/10/22	100,000	98,587
National Retail Properties Inc.
3.60%	12/15/26	200,000	192,350
National Rural Utilities Cooperative Finance Corp.
2.90%	03/15/21	70,000	69,534
3.40%	02/07/28	200,000	196,390
NetApp Inc.
3.38%	06/15/21	210,000	209,847
Newmont Mining Corp.
3.50%	03/15/22	250,000	250,202
Nexen Energy ULC
6.40%	05/15/37	500,000	620,815
NIKE Inc.
2.38%	11/01/26	250,000	230,445
NiSource Inc.
2.65%	11/17/22	40,000	38,688
4.38%	05/15/47	100,000	100,765
Nordic Investment Bank
2.25%	02/01/21	200,000	198,214
Norfolk Southern Corp.
3.94%	11/01/47	160,000	153,933	(d)
4.15%	02/28/48	100,000	99,170
Northrop Grumman Corp.
2.08%	10/15/20	160,000	156,493
2.55%	10/15/22	100,000	96,920
2.93%	01/15/25	150,000	143,841
3.25%	01/15/28	165,000	157,563
4.03%	10/15/47	175,000	168,420
Northwestern University
3.66%	12/01/57	10,000	9,770
Novartis Capital Corp.
2.40%	09/21/22	552,000	537,460
3.00%	11/20/25	250,000	243,948
NSTAR Electric Co.
3.20%	05/15/27	100,000	97,756
Occidental Petroleum Corp.

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
3.00%	02/15/27	$200,000	$191,724
3.40%	04/15/26	140,000	138,520
4.10%	02/15/47	200,000	200,186
Oesterreichische Kontrollbank AG
1.13%	04/26/19	200,000	197,426
1.75%	01/24/20	200,000	197,532
Ohio Power Co.
4.15%	04/01/48	100,000	102,207
Omega Healthcare Investors Inc.
4.50%	04/01/27	200,000	192,966
Omnicom Group Inc.
3.63%	05/01/22	500,000	504,135
ONEOK Partners LP
6.13%	02/01/41	312,000	358,962
Oracle Corp.
1.90%	09/15/21	200,000	193,120
2.25%	10/08/19	250,000	249,137
2.65%	07/15/26	300,000	280,143
3.25%	05/15/30	250,000	242,127
3.63%	07/15/23	125,000	127,738
4.00%	07/15/46	200,000	197,810
4.30%	07/08/34	500,000	527,265
Orange S.A.
9.00%	03/01/31	250,000	365,650
Owens Corning
4.20%	12/15/22	250,000	256,785
PACCAR Financial Corp.
2.05%	11/13/20	50,000	48,978
Pacific Gas & Electric Co.
6.05%	03/01/34	611,000	727,518
PacifiCorp
6.25%	10/15/37	153,000	199,336
Packaging Corporation of America
2.45%	12/15/20	70,000	68,867
3.40%	12/15/27	35,000	33,535
Parker-Hannifin Corp.
4.20%	11/21/34	350,000	366,446
Patterson-UTI Energy Inc.
3.95%	02/01/28	200,000	193,184	(d)
Pepsi-Cola Metropolitan Bottling Company Inc.
7.00%	03/01/29	150,000	196,542
PepsiCo Inc.
1.85%	04/30/20	250,000	245,870
2.00%	04/15/21	100,000	97,638
2.75%	03/01/23	250,000	246,548
3.00%	10/15/27	100,000	95,869
4.45%	04/14/46	250,000	268,638
Petroleos Mexicanos
4.50%	01/23/26	100,000	96,735
5.38%	03/13/22	300,000	312,327
5.50%	01/21/21 - 06/27/44	558,000	571,984
6.38%	01/23/45	250,000	242,877
6.50%	03/13/27 - 06/02/41	567,000	593,293
6.75%	09/21/47	113,000	114,454
6.88%	08/04/26	250,000	274,685
Pfizer Inc.
1.70%	12/15/19	200,000	197,164
3.00%	12/15/26	200,000	193,626
4.00%	12/15/36	100,000	103,712
4.13%	12/15/46	200,000	206,150
4.30%	06/15/43	350,000	368,039
Philip Morris International Inc.
2.00%	02/21/20	300,000	295,551
3.13%	03/02/28	50,000	47,984
3.88%	08/21/42	442,000	417,031
Phillips 66
3.90%	03/15/28	50,000	49,806
4.88%	11/15/44	45,000	47,921
Phillips 66 Partners LP
3.75%	03/01/28	10,000	9,667
4.68%	02/15/45	10,000	9,740
Pinnacle West Capital Corp.
2.25%	11/30/20	45,000	43,956
Plains All American Pipeline LP/PAA Finance Corp.
3.85%	10/15/23	200,000	194,878
4.50%	12/15/26	200,000	198,332

		Principal Amount	Fair Value
PNC Bank NA
2.00%	05/19/20	$200,000	$196,106
2.55%	12/09/21	250,000	244,067
2.95%	02/23/25	400,000	385,308
3.10%	10/25/27	200,000	190,802
Potash Corporation of Saskatchewan Inc.
3.63%	03/15/24	250,000	249,647
4.00%	12/15/26	200,000	200,000
PPG Industries Inc.
3.75%	03/15/28	50,000	50,254
PPL Capital Funding Inc.
3.40%	06/01/23	500,000	495,795
President & Fellows of Harvard College
3.15%	07/15/46	50,000	46,071
Principal Financial Group Inc.
3.40%	05/15/25	250,000	245,928
Prologis LP (REIT)
4.25%	08/15/23	250,000	260,815
Providence Saint Joseph Health Obligated Group
3.93%	10/01/48	20,000	19,631
Prudential Financial Inc.
3.94%	12/07/49	290,000	271,933	(d)
7.38%	06/15/19	350,000	368,609
Public Service Electric & Gas Co.
2.38%	05/15/23	500,000	480,690
Puget Energy Inc.
3.65%	05/15/25	300,000	298,962
QUALCOMM Inc.
1.85%	05/20/19	200,000	198,590
4.30%	05/20/47	100,000	96,857
4.65%	05/20/35	150,000	155,890
Quest Diagnostics Inc.
3.50%	03/30/25	150,000	147,910
4.25%	04/01/24	250,000	259,450
Raytheon Co.
3.15%	12/15/24	90,000	89,984
Realty Income Corp. (REIT)
4.65%	08/01/23	500,000	524,320
Regency Centers LP
4.13%	03/15/28	50,000	50,189
RELX Capital Inc.
3.50%	03/16/23	30,000	30,075
Republic Services Inc.
5.50%	09/15/19	300,000	311,316
Reynolds American Inc.
4.45%	06/12/25	300,000	308,541
Rio Tinto Finance USA Ltd.
5.20%	11/02/40	450,000	522,828
Rogers Communications Inc.
2.90%	11/15/26	200,000	188,150
3.00%	03/15/23	250,000	246,338
3.63%	12/15/25	60,000	59,908
Roper Technologies Inc.
3.80%	12/15/26	200,000	199,550
Royal Bank of Canada
2.15%	03/06/20 - 10/26/20	475,000	466,437
2.75%	02/01/22	400,000	394,632
Royal Bank of Scotland Group PLC
3.88%	09/12/23	200,000	197,504
RPM International Inc.
4.25%	01/15/48	50,000	46,631
Ryder System Inc.
3.40%	03/01/23	150,000	149,610
S&P Global Inc.
4.40%	02/15/26	250,000	262,427
Sabine Pass Liquefaction LLC
5.63%	02/01/21 - 03/01/25	310,000	329,076
5.75%	05/15/24	135,000	144,731
San Diego Gas & Electric Co.
3.60%	09/01/23	500,000	510,830
Santander Holdings USA Inc.
2.65%	04/17/20	150,000	148,251
3.40%	01/18/23	50,000	48,887
4.40%	07/13/27	50,000	49,514

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
Santander UK Group Holdings PLC (3.37% fixed rate until 01/05/23; 1.08% + 3 month USD LIBOR thereafter)
3.37%	01/05/24	$200,000	$195,574	(e)
Santander UK PLC
2.38%	03/16/20	250,000	246,612
Scripps Networks Interactive Inc.
3.90%	11/15/24	250,000	248,332
Seagate HDD Cayman
4.75%	06/01/23	250,000	250,940
Sempra Energy
4.05%	12/01/23	250,000	256,582
Shell International Finance BV
4.00%	05/10/46	250,000	250,352
4.13%	05/11/35	250,000	258,978
4.38%	03/25/20	500,000	515,375
Shire Acquisitions Investments Ireland DAC
3.20%	09/23/26	150,000	140,016
Simon Property Group LP (REIT)
2.75%	02/01/23	621,000	605,935
SL Green Operating Partnership LP
3.25%	10/15/22	30,000	29,272
South Carolina Electric & Gas Co.
5.10%	06/01/65	150,000	160,090
Southern California Edison Co.
3.60%	02/01/45	425,000	398,408
Southern Copper Corp.
5.88%	04/23/45	255,000	288,685
Southwest Airlines Co.
3.00%	11/15/26	200,000	189,234
Southwestern Electric Power Co.
3.85%	02/01/48	100,000	95,136
Spectra Energy Partners LP
3.50%	03/15/25	250,000	241,045
Stanley Black & Decker Inc.
2.90%	11/01/22	250,000	246,847
Starbucks Corp.
2.20%	11/22/20	20,000	19,717
3.10%	03/01/23	50,000	50,043
3.50%	03/01/28	50,000	49,833
3.75%	12/01/47	35,000	33,744
Statoil ASA
2.45%	01/17/23	750,000	726,742
Stryker Corp.
3.65%	03/07/28	250,000	251,052
Sumitomo Mitsui Banking Corp.
2.45%	01/16/20	250,000	247,230
Sumitomo Mitsui Financial Group Inc.
2.78%	10/18/22	200,000	194,278
3.01%	10/19/26	500,000	470,040
3.35%	10/18/27	50,000	48,057
Suncor Energy Inc.
6.85%	06/01/39	250,000	336,982
Sunoco Logistics Partners Operations LP
5.95%	12/01/25	250,000	271,362
SunTrust Bank
2.25%	01/31/20	100,000	98,649
3.00%	02/02/23	100,000	98,341
Svensk Exportkredit AB
1.75%	05/18/20	200,000	196,722
Synchrony Financial
3.95%	12/01/27	300,000	283,686
Sysco Corp.
3.55%	03/15/25	100,000	99,786
4.45%	03/15/48	100,000	100,304
Target Corp.
3.90%	11/15/47	50,000	47,469
4.00%	07/01/42	300,000	292,938
TC PipeLines LP
3.90%	05/25/27	100,000	96,341
TD Ameritrade Holding Corp.
2.95%	04/01/22	250,000	247,775
Telefonica Emisiones SAU
5.88%	07/15/19	500,000	518,735
Texas Instruments Inc.
1.75%	05/01/20	250,000	245,280

		Principal Amount	Fair Value
The Allstate Corp.
3.28%	12/15/26	$100,000	$98,074
4.20%	12/15/46	100,000	101,224
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	250,000	263,188	(e)
The Bank of New York Mellon Corp.
2.20%	05/15/19	500,000	498,050
2.80%	05/04/26	30,000	28,239
3.00%	02/24/25	105,000	101,617
The Bank of Nova Scotia
2.50%	01/08/21	200,000	197,064
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	200,000	190,054	(e)
The Board of Trustees of The Leland Stanford Junior University
3.65%	05/01/48	200,000	202,744
The Boeing Co.
3.38%	06/15/46	150,000	138,194
The Clorox Co.
3.50%	12/15/24	250,000	250,755
The Coca-Cola Co.
2.45%	11/01/20	300,000	298,734
The Dow Chemical Co.
3.00%	11/15/22	137,000	134,609
4.38%	11/15/42	437,000	436,410
The George Washington University
4.13%	09/15/48	50,000	50,576	(f)
The Goldman Sachs Group Inc.
2.30%	12/13/19	200,000	197,770
2.75%	09/15/20	750,000	742,230
3.00%	04/26/22	100,000	98,161
3.50%	11/16/26	250,000	240,522
3.85%	07/08/24	250,000	251,135
5.75%	01/24/22	500,000	540,755
6.25%	02/01/41	350,000	442,946
6.75%	10/01/37	400,000	501,352
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%	10/31/22	200,000	195,650	(e)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	200,000	193,394	(e)
The Hartford Financial Services Group Inc.
4.40%	03/15/48	100,000	102,530
The Home Depot Inc.
2.13%	09/15/26	245,000	221,661
2.63%	06/01/22	190,000	187,313
4.20%	04/01/43	250,000	259,490
4.40%	04/01/21	500,000	520,195
The JM Smucker Co.
3.38%	12/15/27	100,000	95,477
The Kroger Co.
3.85%	08/01/23	500,000	508,770
The Mosaic Co.
3.25%	11/15/22	50,000	49,021
4.05%	11/15/27	50,000	48,628
The Procter & Gamble Co.
1.70%	11/03/21	200,000	192,672
2.45%	11/03/26	200,000	185,940
The Progressive Corp.
4.35%	04/25/44	100,000	103,480
The Sherwin-Williams Co.
2.75%	06/01/22	100,000	97,328
3.45%	06/01/27	100,000	95,851
3.95%	01/15/26	100,000	101,017
4.20%	01/15/22	100,000	102,638
4.50%	06/01/47	100,000	99,835
The Southern Co. (5.50% fixed rate until 03/15/22; 3.63% + 3 month USD LIBOR thereafter)
5.50%	03/15/57	400,000	414,812	(e)
The Toronto-Dominion Bank
1.90%	10/24/19	200,000	197,372
2.25%	11/05/19	250,000	247,917
The Travelers Companies Inc.
4.00%	05/30/47	200,000	199,350
5.35%	11/01/40	150,000	179,686

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
The Walt Disney Co.
2.30%	02/12/21	$130,000	$128,133
3.00%	07/30/46	60,000	51,253
3.15%	09/17/25	165,000	163,099
The Western Union Co.
3.60%	03/15/22	300,000	300,837
Thermo Fisher Scientific Inc.
3.30%	02/15/22	80,000	79,827
4.15%	02/01/24	25,000	25,661
Thomson Reuters Corp.
4.50%	05/23/43	150,000	145,107
Time Warner Cable LLC
4.50%	09/15/42	500,000	438,350
Time Warner Inc.
6.10%	07/15/40	650,000	747,643
Total Capital International S.A.
2.75%	06/19/21	250,000	248,170
Toyota Motor Credit Corp.
1.95%	04/17/20	200,000	196,672
2.60%	01/11/22	100,000	98,662
2.70%	01/11/23	200,000	196,172
3.05%	01/11/28	200,000	193,912
TransAlta Corp.
4.50%	11/15/22	373,000	375,488
TransCanada PipeLines Ltd.
7.63%	01/15/39	350,000	489,447
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	100,000	98,017	(d)
Tyson Foods Inc.
2.65%	08/15/19	250,000	248,745
4.88%	08/15/34	70,000	74,296
U.S. Bancorp
2.63%	01/24/22	100,000	98,503
Unilever Capital Corp.
2.00%	07/28/26	250,000	222,547
2.90%	05/05/27	100,000	95,066
Union Electric Co.
2.95%	06/15/27	200,000	191,154
3.65%	04/15/45	135,000	129,743
Union Pacific Corp.
3.00%	04/15/27	300,000	289,836
United Airlines 2013-1 Class A Pass Through Trust
4.30%	08/15/25	206,851	211,824
United Parcel Service Inc.
2.45%	10/01/22	625,000	608,494
3.05%	11/15/27	50,000	48,089
3.75%	11/15/47	50,000	48,016
United Technologies Corp.
4.50%	06/01/42	458,000	465,388
UnitedHealth Group Inc.
2.95%	10/15/27	200,000	190,148
3.10%	03/15/26	350,000	338,608
3.45%	01/15/27	200,000	197,936
3.75%	10/15/47	200,000	188,630
4.63%	07/15/35	45,000	49,286
6.88%	02/15/38	250,000	344,325
University of Notre Dame du Lac
3.39%	02/15/48	25,000	23,972
US Bank NA
2.05%	10/23/20	250,000	244,487
2.80%	01/27/25	350,000	335,108
Vale Overseas Ltd.
6.88%	11/10/39	400,000	473,456
Valero Energy Corp.
6.63%	06/15/37	300,000	379,446
Valero Energy Partners LP
4.38%	12/15/26	200,000	198,966
Ventas Realty LP
4.00%	03/01/28	150,000	147,741
VEREIT Operating Partnership LP
4.13%	06/01/21	15,000	15,303
4.60%	02/06/24	20,000	20,257
4.88%	06/01/26	25,000	25,151
Verizon Communications Inc.
3.85%	11/01/42	436,000	382,442
4.40%	11/01/34	250,000	246,575

		Principal Amount	Fair Value
4.52%	09/15/48	$150,000	$143,844
4.81%	03/15/39	539,000	550,869
5.01%	04/15/49	267,000	277,173
5.15%	09/15/23	750,000	809,700
Viacom Inc.
5.85%	09/01/43	100,000	108,152
Virginia Electric & Power Co.
3.80%	04/01/28	200,000	202,810
4.65%	08/15/43	500,000	544,850
Visa Inc.
4.30%	12/14/45	350,000	373,740
Vodafone Group PLC
2.50%	09/26/22	376,000	362,065
4.38%	02/19/43	250,000	236,507
Vornado Realty LP
3.50%	01/15/25	50,000	48,400
Vulcan Materials Co.
4.70%	03/01/48	50,000	48,841	(d)
Wabtec Corp.
3.45%	11/15/26	200,000	191,502
Walgreens Boots Alliance Inc.
3.45%	06/01/26	55,000	52,109
4.50%	11/18/34	155,000	153,208
Walmart Inc.
1.75%	10/09/19	100,000	98,940
1.90%	12/15/20	100,000	97,924
2.35%	12/15/22	100,000	97,330
2.65%	12/15/24	100,000	96,453
3.63%	12/15/47	125,000	121,691
Waste Management Inc.
2.90%	09/15/22	500,000	494,190
Wells Fargo & Co.
2.15%	01/30/20	920,000	905,041
2.50%	03/04/21	240,000	235,567
4.13%	08/15/23	250,000	253,765
4.40%	06/14/46	250,000	243,120
4.65%	11/04/44	150,000	151,353
4.75%	12/07/46	200,000	205,058
5.61%	01/15/44	569,000	650,646
Wells Fargo Bank NA
2.15%	12/06/19	250,000	247,318
Western Gas Partners LP
5.45%	04/01/44	150,000	150,985
Westlake Chemical Corp.
4.38%	11/15/47	50,000	48,245
Westpac Banking Corp.
2.00%	08/19/21	500,000	481,435
2.80%	01/11/22	100,000	98,615
3.35%	03/08/27	200,000	193,680
Westpac Banking Corp. (2.24% fixed rate until 11/23/26; 2.24% + 5 Year US ISDA thereafter)
4.32%	11/23/31	100,000	98,770	(e)
Weyerhaeuser Co. (REIT)
7.38%	03/15/32	100,000	132,011
Whirlpool Corp.
3.70%	05/01/25	250,000	249,407
Williams Partners LP
4.85%	03/01/48	70,000	69,275
5.10%	09/15/45	150,000	152,544
5.80%	11/15/43	250,000	274,335
Wisconsin Power & Light Co.
3.05%	10/15/27	100,000	96,236
WPP Finance 2010
5.13%	09/07/42	191,000	195,914
Wyndham Worldwide Corp.
4.25%	03/01/22	250,000	249,500
Xcel Energy Inc.
3.30%	06/01/25	250,000	244,710
Zimmer Biomet Holdings Inc.
3.70%	03/19/23	75,000	75,242
Zoetis Inc.
4.70%	02/01/43	250,000	266,950
			194,447,963
Non-Agency Collateralized Mortgage Obligations – 0.4%
CD 2017-CD6 Mortgage Trust
3.46%	11/13/50	150,000	148,640

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
Citigroup Commercial Mortgage Trust 2014-GC25
4.02%	10/10/47	$800,000	$815,391
COMM 2012-CR1 Mortgage Trust
3.39%	05/15/45	473,360	476,780
COMM 2013-CCRE12 Mortgage Trust
4.05%	10/10/46	200,000	207,572
COMM 2013-CR11 Mortgage Trust
4.72%	08/10/50	1,000,000	1,056,216	(e)
COMM 2013-CR8 Mortgage Trust
3.61%	06/10/46	750,000	762,509	(e)
COMM 2015-PC1 Mortgage Trust
3.90%	07/10/50	500,000	512,687
JPMBB Commercial Mortgage Securities Trust 2013-C14
3.76%	08/15/46	750,000	763,945	(e)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
3.14%	05/15/49	500,000	495,181
UBS Commercial Mortgage Trust 2017-C4
3.56%	10/15/50	185,000	184,457
Wells Fargo Commercial Mortgage Trust 2012-LC5
4.69%	10/15/45	220,000	220,037	(e)
Wells Fargo Commercial Mortgage Trust 2017-C41
3.47%	11/15/50	300,000	297,841
Wells Fargo Commercial Mortgage Trust 2017-C42
3.59%	12/15/50	400,000	400,156
WF-RBS Commercial Mortgage Trust 2012-C10
3.24%	12/15/45	1,200,000	1,182,483
WF-RBS Commercial Mortgage Trust 2012-C7
3.43%	06/15/45	200,000	201,982
			7,725,877
Sovereign Bonds – 0.5%
Export Development Canada
1.63%	01/17/20	200,000	197,264
2.50%	01/24/23	200,000	197,626
Government of Canada
2.00%	11/15/22	125,000	121,329
Government of Chile
3.63%	10/30/42	350,000	335,605
Government of Colombia
4.38%	07/12/21	300,000	310,800
5.00%	06/15/45	250,000	253,462
6.13%	01/18/41	250,000	289,072
Government of Hungary
5.38%	03/25/24	300,000	327,312
Government of Italy
5.38%	06/15/33	250,000	288,203
Government of Mexico
3.50%	01/21/21	250,000	253,925
3.75%	01/11/28	200,000	193,552
4.35%	01/15/47	200,000	184,150
4.75%	03/08/44	702,000	682,337
5.75%	10/12/10	172,000	175,363
6.05%	01/11/40	130,000	146,814
Government of Panama
6.70%	01/26/36	250,000	316,290
Government of Peru
6.55%	03/14/37	297,000	381,597
7.35%	07/21/25	100,000	124,758
Government of Philippines
3.70%	03/01/41	200,000	193,158
4.00%	01/15/21	100,000	102,322
7.75%	01/14/31	500,000	686,230
Government of Poland
3.00%	03/17/23	147,000	145,768
3.25%	04/06/26	200,000	198,688
5.00%	03/23/22	100,000	107,016
6.38%	07/15/19	74,000	77,484
Government of Uruguay
4.50%	08/14/24	500,000	526,385
Iraq Government AID Bond
2.15%	01/18/22	480,000	471,014
Japan Bank for International Cooperation
1.50%	07/21/21	400,000	382,352
2.13%	07/21/20	400,000	394,364
2.38%	11/16/22	200,000	194,604
2.88%	07/21/27	200,000	195,416

		Principal Amount	Fair Value
Province of Alberta Canada
3.30%	03/15/28	$200,000	$201,304
Province of Manitoba Canada
2.13%	05/04/22	200,000	193,730
Province of Ontario Canada
1.25%	06/17/19	500,000	493,185
2.25%	05/18/22	200,000	194,338
2.55%	02/12/21	100,000	99,405
Province of Quebec Canada
2.50%	04/20/26	500,000	477,400
2.75%	04/12/27	200,000	193,610
The Korea Development Bank
2.63%	02/27/22	400,000	389,480
			10,696,712
Municipal Bonds and Notes – 0.2%
American Municipal Power Inc.
6.27%	02/15/50	200,000	259,828
Bay Area Toll Authority
6.26%	04/01/49	100,000	140,476
Chicago Transit Authority
6.90%	12/01/40	75,000	98,962
Commonwealth of Massachusetts
4.50%	08/01/31	200,000	219,864
Dallas Area Rapid Transit
5.02%	12/01/48	75,000	89,850
6.00%	12/01/44	100,000	133,471
East Bay Municipal Utility District
5.87%	06/01/40	100,000	130,001
Florida Hurricane Catastrophe Fund Finance Corp.
3.00%	07/01/20	100,000	100,566
Los Angeles Department of Water & Power
6.57%	07/01/45	100,000	144,897
6.60%	07/01/50	90,000	133,867
Los Angeles Unified School District
5.76%	07/01/29	110,000	131,034
Metropolitan Transportation Authority
6.81%	11/15/40	250,000	341,825
Municipal Electric Authority of Georgia
6.64%	04/01/57	125,000	155,274
New York City Water & Sewer System
6.01%	06/15/42	250,000	334,635
North Texas Tollway Authority
6.72%	01/01/49	100,000	146,720
Port Authority of New York & New Jersey
4.46%	10/01/62	100,000	109,430
5.31%	08/01/46	200,000	220,284
San Diego County Water Authority Financing Corp.
6.14%	05/01/49	100,000	136,717
South Carolina State Public Service Authority
6.45%	01/01/50	150,000	202,096
State of California
5.70%	11/01/21	605,000	663,776
7.55%	04/01/39	200,000	304,536
State of Illinois
5.10%	06/01/33	250,000	234,332
State of Texas
5.52%	04/01/39	200,000	256,292
University of California
4.60%	05/15/31	100,000	110,433
4.77%	05/15/15	100,000	105,514
6.58%	05/15/49	100,000	136,687
University of Texas System
4.79%	08/15/46	100,000	115,211
			5,156,578
FNMA (TBA) – 0.0% *
Lehman
5.50%	TBA	378,353	8,172	(h,i)
U.S. Government Sponsored Agency – 0.0% *
Tennessee Valley Authority
3.50%	12/15/42	1,000,000	1,049,260
Total Bonds and Notes (Cost $678,270,334)			667,512,608

State Street Total Return V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Exchange Traded & Mutual Funds – 3.3%
Exchange Traded & Mutual Funds – 3.3%
SPDR Bloomberg Barclays High Yield Bond ETF (Cost $72,005,250)	2,022,863	$72,519,639	(j)
Total Investments in Securities (Cost $1,718,695,528)		2,161,217,123

		Fair Value
Short-Term Investments – 2.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.62% (Cost $64,304,443)	64,304,443	$64,304,443	(k)

Total Investments (Cost $1,782,999,971)		2,225,521,566

Other Assets and Liabilities, net – 0.0%		206,947

NET ASSETS – 100.0%		$2,225,728,513

Other Information:

The Fund had the following long futures contracts open at March 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CME E-mini Russell 2000 Index Futures	June 2018	10	788,782	$765,600	$(23,182)
MSCI EAFE Mini Index Futures	June 2018	1	101,224	100,030	(1,194)
MSCI Emerging Markets Index Futures	June 2018	87	5,109,278	5,166,930	57,652
S&P 500 Emini Index Futures	June 2018	41	5,717,646	5,418,150	(299,496)
S&P Mid 400 Emini Index Futures	June 2018	2	391,006	376,620	(14,386)

					$(280,606)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At March 31, 2018, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.
(c)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to $8,094,580 or 0.36% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.
(e)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(g)	Step coupon bond.
(h)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors. Security value is determined based on level 3 inputs.
(i)	Security is in default.
(j)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(k)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2018.
*	Less than 0.05%.
**	Amount is less than $0.50.

***	Less than 0.005%.

Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
MBIA	Municipal Bond Investors Assurance Corporation
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard and Poor’s Depositary Receipt
TBA	To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2018:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$803,482,462	$12,899	$—	$803,495,361
Foreign Equity	542,950,063	74,739,452	—	617,689,515
U.S. Treasuries	—	240,993,803	—	240,993,803
Agency Mortgage Backed	—	198,523,814	—	198,523,814
Agency Collateralized Mortgage Obligations	—	4,940,900	—	4,940,900
Asset Backed	—	3,969,529	—	3,969,529
Corporate Notes	—	194,447,963	—	194,447,963
Non-Agency Collateralized Mortgage Obligations	—	7,725,877	—	7,725,877
Sovereign Bonds	—	10,696,712	—	10,696,712
Municipal Bonds and Notes	—	5,156,578	—	5,156,578
FNMA (TBA)	—	—	8,172	8,172
U.S. Government Sponsored Agencies	—	1,049,260	—	1,049,260
Exchange Traded & Mutual Funds	72,519,639	—	—	72,519,639
Short-Term Investments	64,304,443	—	—	64,304,443

Total Investments in Securities	$1,483,256,607	$742,256,787	$8,172	$2,225,521,566

Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$57,652	$—	$—	$57,652
Long Futures Contracts - Unrealized Depreciation	(338,258)	—	—	(338,258)

Total Other Financial Instruments	$(280,606)	$—	$—	$(280,606)

The Fund was invested in the following countries/territories at March 31, 2018 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	69.62%
Japan	4.68%
United Kingdom	3.55%
Canada	2.05%
Germany	2.03%
France	2.03%
China	1.99%
Switzerland	1.77%
Australia	1.35%
South Korea	1.05%
Netherlands	0.79%
Taiwan	0.78%
Hong Kong	0.71%
Spain	0.64%
India	0.52%
Brazil	0.52%
Supranational	0.52%
Sweden	0.51%
Ireland	0.51%
South Africa	0.46%
Italy	0.43%
Singapore	0.41%
Mexico	0.38%
Denmark	0.34%
Russian Federation	0.23%
Belgium	0.21%
Finland	0.19%
Malaysia	0.17%
Norway	0.17%
Thailand	0.16%

Country/Territory	Percentage (based on Fair Value)
Indonesia	0.12%
Philippines	0.11%
Chile	0.11%
Poland	0.10%
Colombia	0.09%
Israel	0.07%
Austria	0.07%
Turkey	0.07%
Luxembourg	0.05%
Bermuda	0.05%
Peru	0.05%
Cayman Islands	0.05%
Qatar	0.04%
United Arab Emirates	0.04%
Hungary	0.04%
New Zealand	0.04%
Portugal	0.03%
Uruguay	0.02%
Iraq	0.02%
Greece	0.02%
Panama	0.01%
Guernsey	0.01%
Czech Republic	0.01%
Egypt	0.01%
Romania	0.00%
Malta	0.00%
Puerto Rico	0.00%
Jersey	0.00%
Virgin Islands	0.00%
Monaco	0.00%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2018 (unaudited):

Industry	Domestic	Foreign	Total
Diversified Banks	1.77%	3.79%	5.56%
Exchange Traded Funds	3.26%	0.00%	3.26%
Pharmaceuticals	1.60%	1.43%	3.03%
Internet Software & Services	1.67%	0.90%	2.57%
Integrated Oil & Gas	0.91%	1.14%	2.05%
Technology Hardware, Storage & Peripherals	1.50%	0.52%	2.02%
Semiconductors	1.15%	0.68%	1.83%
Systems Software	1.38%	0.06%	1.44%
Internet & Direct Marketing Retail	1.29%	0.09%	1.38%
Aerospace & Defense	1.01%	0.30%	1.31%
Biotechnology	0.93%	0.29%	1.22%
Integrated Telecommunication Services	0.64%	0.53%	1.17%
Healthcare Equipment	0.78%	0.38%	1.16%
Data Processing & Outsourced Services	0.99%	0.12%	1.11%
Electric Utilities	0.62%	0.43%	1.05%
Packaged Foods & Meats	0.36%	0.65%	1.01%
Automobile Manufacturers	0.14%	0.85%	0.99%
Industrial Conglomerates	0.59%	0.38%	0.97%
Life & Health Insurance	0.29%	0.67%	0.96%
Regional Banks	0.52%	0.28%	0.80%
Oil & Gas Exploration & Production	0.50%	0.28%	0.78%
Industrial Machinery	0.28%	0.49%	0.77%
Application Software	0.49%	0.26%	0.75%
Multi-Sector Holdings	0.60%	0.13%	0.73%
Tobacco	0.42%	0.30%	0.72%
IT Consulting & Other Services	0.34%	0.37%	0.71%
Household Products	0.52%	0.18%	0.70%
Managed Healthcare	0.64%	0.02%	0.66%
Soft Drinks	0.57%	0.07%	0.64%
Railroads	0.32%	0.29%	0.61%
Multi-Line Insurance	0.14%	0.44%	0.58%
Asset Management & Custody Banks	0.40%	0.17%	0.57%
Multi-Utilities	0.33%	0.22%	0.55%
Cable & Satellite	0.35%	0.20%	0.55%
Restaurants	0.41%	0.13%	0.54%
Property & Casualty Insurance	0.19%	0.34%	0.53%
Apparel, Accessories & Luxury Goods	0.13%	0.39%	0.52%
Specialty Chemicals	0.19%	0.33%	0.52%

Industry	Domestic	Foreign	Total
Wireless Telecommunication Services	0.00%	0.51%	0.51%
Movies & Entertainment	0.44%	0.06%	0.50%
Personal Products	0.06%	0.43%	0.49%
Diversified Chemicals	0.25%	0.24%	0.49%
Investment Banking & Brokerage	0.39%	0.10%	0.49%
Financial Exchanges & Data	0.30%	0.18%	0.48%
Diversified Metals & Mining	0.00%	0.48%	0.48%
Communications Equipment	0.37%	0.11%	0.48%
Home Improvement Retail	0.43%	0.02%	0.45%
Hypermarkets & Super Centers	0.33%	0.11%	0.44%
Electrical Components & Equipment	0.20%	0.22%	0.42%
Specialized REITs	0.42%	0.00%	0.42%
Oil & Gas Refining & Marketing	0.19%	0.20%	0.39%
Trading Companies & Distributors	0.06%	0.31%	0.37%
Life Sciences Tools & Services	0.28%	0.08%	0.36%
Construction Machinery & Heavy Trucks	0.22%	0.13%	0.35%
Semiconductor Equipment	0.18%	0.17%	0.35%
Retail REITs	0.16%	0.18%	0.34%
Food Retail	0.03%	0.30%	0.33%
Air Freight & Logistics	0.24%	0.09%	0.33%
Auto Parts & Equipment	0.02%	0.30%	0.32%
Brewers	0.02%	0.29%	0.31%
Oil & Gas Equipment & Services	0.24%	0.06%	0.30%
Consumer Finance	0.26%	0.04%	0.30%
Electronic Components	0.09%	0.21%	0.30%
Oil & Gas Storage & Transportation	0.10%	0.20%	0.30%
Construction & Engineering	0.04%	0.26%	0.30%
Apparel Retail	0.16%	0.13%	0.29%
Steel	0.03%	0.26%	0.29%
Building Products	0.09%	0.19%	0.28%
Commodity Chemicals	0.05%	0.22%	0.27%
Hotels, Resorts & Cruise Lines	0.19%	0.07%	0.26%
Distillers & Vintners	0.08%	0.18%	0.26%
Diversified Real Estate Activities	0.00%	0.26%	0.26%
Airlines	0.18%	0.07%	0.25%
Research & Consulting Services	0.07%	0.18%	0.25%
Home Entertainment Software	0.16%	0.08%	0.24%
Construction Materials	0.04%	0.20%	0.24%
Industrial Gases	0.11%	0.13%	0.24%
Diversified Capital Markets	0.00%	0.23%	0.23%
Healthcare Services	0.14%	0.08%	0.22%
Drug Retail	0.19%	0.01%	0.20%
Electronic Equipment & Instruments	0.01%	0.19%	0.20%
Casinos & Gaming	0.05%	0.15%	0.20%
Fertilizers & Agricultural Chemicals	0.12%	0.07%	0.19%
General Merchandise Stores	0.14%	0.05%	0.19%
Insurance Brokers	0.08%	0.09%	0.17%
Healthcare Supplies	0.07%	0.10%	0.17%
Footwear	0.13%	0.03%	0.16%
Consumer Electronics	0.00%	0.16%	0.16%
Electronic Manufacturing Services	0.01%	0.15%	0.16%
Home Building	0.05%	0.11%	0.16%
Residential REITs	0.15%	0.00%	0.15%
Real Estate Development	0.00%	0.15%	0.15%
Gold	0.03%	0.11%	0.14%
Healthcare Distributors	0.12%	0.02%	0.14%
Gas Utilities	0.00%	0.14%	0.14%
Reinsurance	0.00%	0.13%	0.13%
Office REITs	0.08%	0.05%	0.13%
Real Estate Operating Companies	0.00%	0.13%	0.13%
Paper Packaging	0.10%	0.03%	0.13%
Agricultural & Farm Machinery	0.08%	0.04%	0.12%
Diversified REITs	0.00%	0.12%	0.12%
Industrial REITs	0.06%	0.06%	0.12%
Department Stores	0.04%	0.08%	0.12%
Healthcare Facilities	0.07%	0.04%	0.11%
Other Diversified Financial Services	0.00%	0.11%	0.11%
Thrifts & Mortgage Finance	0.00%	0.11%	0.11%
Automotive Retail	0.09%	0.02%	0.11%
Advertising	0.04%	0.07%	0.11%
Environmental & Facilities Services	0.08%	0.02%	0.10%
Tires & Rubber	0.01%	0.09%	0.10%
Human Resource & Employment Services	0.01%	0.09%	0.10%
Health Care REITs	0.10%	0.00%	0.10%
Paper Products	0.00%	0.09%	0.09%
Highways & Railtracks	0.00%	0.09%	0.09%
Airport Services	0.00%	0.08%	0.08%

Industry	Domestic	Foreign	Total
Broadcasting	0.05%	0.03%	0.08%
Trucking	0.02%	0.06%	0.08%
Diversified Support Services	0.02%	0.05%	0.07%
Specialty Stores	0.05%	0.02%	0.07%
Agricultural Products	0.04%	0.03%	0.07%
Heavy Electrical Equipment	0.00%	0.07%	0.07%
Copper	0.04%	0.03%	0.07%
Leisure Products	0.02%	0.05%	0.07%
Household Appliances	0.02%	0.05%	0.07%
Independent Power Producers & Energy Traders	0.02%	0.05%	0.07%
Water Utilities	0.02%	0.04%	0.06%
Food Distributors	0.04%	0.02%	0.06%
Healthcare Technology	0.03%	0.02%	0.05%
Education Services	0.00%	0.05%	0.05%
Publishing	0.01%	0.04%	0.05%
Distributors	0.04%	0.01%	0.05%
Hotel & Resort REITs	0.04%	0.00%	0.04%
Marine	0.00%	0.04%	0.04%
Security & Alarm Services	0.00%	0.04%	0.04%
Metal & Glass Containers	0.02%	0.02%	0.04%
Leisure Facilities	0.00%	0.04%	0.04%
Computer & Electronics Retail	0.03%	0.01%	0.04%
Alternative Carriers	0.03%	0.01%	0.04%
Home Furnishings	0.03%	0.01%	0.04%
Coal & Consumable Fuels	0.00%	0.03%	0.03%
Motorcycle Manufacturers	0.01%	0.02%	0.03%
Real Estate Services	0.02%	0.01%	0.03%
Marine Ports & Services	0.00%	0.03%	0.03%
Aluminum	0.00%	0.03%	0.03%
Home Furnishing Retail	0.00%	0.03%	0.03%
Commercial Printing	0.00%	0.02%	0.02%
Oil & Gas Drilling	0.01%	0.01%	0.02%
Technology Distributors	0.00%	0.02%	0.02%
Housewares & Specialties	0.02%	0.00%	0.02%
Office Services & Supplies	0.00%	0.02%	0.02%
Specialized Consumer Services	0.02%	0.00%	0.02%
Specialized Finance	0.00%	0.01%	0.01%
Renewable Electricity	0.00%	0.01%	0.01%
Mortgage REITs	0.01%	0.00%	0.01%
Silver	0.00%	0.01%	0.01%
Forest Products	0.00%	0.01%	0.01%
Precious Metals & Minerals	0.00%	0.01%	0.01%
Textiles	0.00%	0.01%	0.01%

			67.12%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	10.83%
Agency Mortgage Backed	8.92%
Corporate Notes	8.74%
Sovereign Bonds	0.48%
Non-Agency Collateralized Mortgage Obligations	0.34%
Municipal Bonds and Notes	0.23%
Agency Collateralized Mortgage Obligations	0.22%
Asset Backed	0.18%
U.S. Government Sponsored Agencies	0.05%
FNMA (TBA)	0.00%

29.99%

Short-Term Investments
Short-Term Investments	2.89%

2.89%

100.00%

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	2,022,863	$74,279,529	—	—	—	$(1,759,890)	2,022,863	$72,519,639	$655,161
State Street Corp.	13,036	1,272,444	—	43,695	27,593	3,848	12,636	1,260,190	5,307
State Street Institutional U.S. Government Money Market Fund - Class G Shares	93,039,371	93,039,371	89,614,128	118,349,056	—	—	64,304,443	$64,304,443	226,062

TOTAL		$168,591,344	$89,614,128	$118,392,751	$27,593	$(1,756,042)		$138,084,272	$2,218,194

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Common Stock (REITs) – 99.3% †
Alternate Housing – 6.9%
American Homes 4 Rent, Class A	68,110	$1,367,649
Invitation Homes Inc.	52,210	1,191,954
Sun Communities Inc.	14,820	1,354,103
		3,913,706
Diversified – 4.0%
Forest City Realty Trust Inc., Class A	34,270	694,310
VEREIT Inc.	167,130	1,163,225
Vornado Realty Trust	4,500	302,850
Washington Real Estate Investment Trust	4,408	120,338
		2,280,723
Freestanding – 1.2%
Realty Income Corp.	6,090	315,036
STORE Capital Corp.	14,570	361,627
		676,663
Healthcare – 7.8%
HCP Inc.	60,880	1,414,242
Healthcare Trust of America Inc., Class A	62,508	1,653,336
Ventas Inc.	18,020	892,531
Welltower Inc.	8,220	447,415
		4,407,524
Hotel – 6.7%
Chesapeake Lodging Trust	20,986	583,621
Hilton Worldwide Holdings Inc.	9,330	734,831
LaSalle Hotel Properties	16,770	486,498
Park Hotels & Resorts Inc.	38,470	1,039,459
Sunstone Hotel Investors Inc.	64,061	975,008
		3,819,417
Industrial – 11.9%
Americold Realty Trust	20,680	394,574
DCT Industrial Trust Inc.	11,690	658,615
Duke Realty Corp.	47,640	1,261,507
Liberty Property Trust	15,580	618,993
Prologis Inc. REIT	48,950	3,083,361
STAG Industrial Inc.	30,080	719,514
		6,736,564
Multifamily – 11.8%
AvalonBay Communities Inc.	19,120	3,144,475
Camden Property Trust	17,080	1,437,795
Equity Residential	5,260	324,121
Essex Property Trust Inc.	2,180	524,682
UDR Inc.	35,420	1,261,661
		6,692,734
Office – 17.8%
Alexandria Real Estate Equities Inc.	12,890	1,609,832
Boston Properties Inc.	17,070	2,103,366

	Number of Shares	Fair Value
Columbia Property Trust Inc.	19,750	$404,085
Corporate Office Properties Trust	17,280	446,342
Cousins Properties Inc.	66,500	577,220
Highwoods Properties Inc.	23,630	1,035,467
Hudson Pacific Properties Inc.	25,277	822,261
Kilroy Realty Corp.	23,570	1,672,527
Mack-Cali Realty Corp.	49,130	820,962
VICI Properties Inc.	31,440	575,981
		10,068,043
Regional Malls – 8.9%
GGP Inc.	56,240	1,150,671
Simon Property Group Inc.	23,760	3,667,356
Taubman Centers Inc.	3,720	211,705
		5,029,732
Self Storage – 5.8%
CubeSmart	63,485	1,790,277
Extra Space Storage Inc.	8,280	723,341
Public Storage	3,870	775,509
		3,289,127
Shopping Centers – 5.7%
DDR Corp.	46,780	342,897
Kimco Realty Corp.	38,190	549,936
Regency Centers Corp.	18,450	1,088,181
Urban Edge Properties	19,141	408,660
Weingarten Realty Investors	29,870	838,750
		3,228,424
Specialty – 10.8%
CyrusOne Inc.	25,046	1,282,605
Equinix Inc.	7,635	3,192,499
Iron Mountain Inc.	45,913	1,508,701
QTS Realty Trust Inc., Class A	4,300	155,746
		6,139,551
Total Common Stock (REITs) (Cost $56,845,139)		56,282,208
Short-Term Investments – 0.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.62% (Cost $31,074)	31,074	31,074	(a,b)

Total Investments (Cost $56,876,213)		56,313,282

Other Assets and Liabilities, net – 0.6%		331,260

NET ASSETS – 100.0%		$56,644,542

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Coupon amount represents effective yield.
(b)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of March 31, 2018.

Abbreviations:

REIT     Real Estate Investment Trust

State Street Real Estate Securities V.I.S. Fund Schedule of Investments	March 31, 2018 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2018:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$56,282,208	$—	$—	$56,282,208
Short-Term Investments	31,074	—	—	31,074

Total Investments in Securities	$56,313,282	$—	$—	$56,313,282

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	327,393	$327,393	$2,122,039	$2,418,358	$—	$—	31,074	$31,074	$680

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”) of the Trust. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments. Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•	Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with valuation policy and procedures approved by the Board.

•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At March 31, 2018, the independent fair value service was used for certain foreign securities in the State Street Total Return VIS Fund, and these securities were classified within Level 2 of the fair value hierarchy.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1—Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3—Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2018 is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The State Street Total Return V.I.S. Fund had transfers from Level 1 to Level 2 during the period ended March 31, 2018, in the amount of $519,750,209. At March 31, 2018, these investments were valued using an independent fair value service. At September 30, 2017, these investments were valued at exchange closing prices. No other Funds had material transfers between levels for the period ended March 31, 2018.

Futures Contracts

Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended December 31 2017 the following Funds entered into futures contracts for strategies listed below:

Funds	Strategies
State Street U.S. Equity V.I.S. Fund	Equitization of cash
State Street S&P 500 Index V.I.S. Fund	Equitization of cash
State Street Premier Growth Equity V.I.S. Fund	Equitization of cash
State Street Small-Cap Equity V.I.S. Fund	Equitization of cash
State Street Income V.I.S. Fund	Management of Interest Rate Risk
State Street Total Return V.I.S. Fund	Equitization of cash

Options on Futures Contracts

Certain Funds may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument. A Fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the period ended March 31, 2018, the State Street Income V.I.S. Fund purchased and wrote options in order to manage interest rate risk.

Credit Default Swaps

During the period ended March 31, 2018, the State Street Institutional Income Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds lose its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, they receive a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Funds is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolios because, in addition to its total net assets, the Fund are subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on their investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended March 31, 2018, the State Street Income V.I.S Fund entered into interest rate swaps in order to manage interest rate risk.

Delayed Delivery Transactions and When-Issued Securities

During the period, the State Street Income V.I.S. Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or whenissued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions

The State Street Income V.I.S. Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Income Taxes

As of March, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
State Street U.S. Equity V.I.S. Fund	$22,577,818	$5,600,028	$602,505	$4,997,523
State Street S&P 500 Index V.I.S. Fund	87,197,067	106,992 ,243	9,485,940	97,506,303
State Street Premier Growth Equity V.I.S. Fund	23,280,531	13,183,701	811,749	12,371,952
State Street Small-Cap Equity V.I.S. Fund	30,311,998	10,105,876	1,974,396	8,131,480
State Street Income V.I.S. Fund	21,149,300	253,687	298,595	(45,084)
State Street Total Return V.I.S. Fund	1,793,490,903	524,816,548	92,785,885	432,030,663
State Street Real Estate Securities V.I.S. Fund	57,309,931	3,070,946	4,067,595	(996,649)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Variable Insurance Series Funds, Inc.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President (Principal Executive Officer)

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President (Principal Executive Officer)

Date: May 21, 2018

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer (Principal Financial Officer)

Date: May 21, 2018